UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Multi-Manager Fund

Blackstone Alternative Multi-Strategy Fund

Series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited) For the Period Ended September 30, 2015

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information

September 30, 2015 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
United States	69.1%
Cayman Islands	7.0
Japan	1.5
United Kingdom	1.2
Netherlands	0.9
Germany	0.7
Switzerland	0.6
China	0.5
Finland	0.4
France	0.4
Ireland	0.4
Singapore	0.4
Bermuda	0.4
Spain	0.3
Canada	0.2
Israel	0.2
Belgium	0.1
Brazil	0.1
Ecuador	0.1
Greece	0.1
Hong Kong	0.1
India	0.1
Italy	0.1
Luxembourg	0.1
Poland	0.1
Sweden	0.1
Venezuela	0.1
Bahamas	0.0	[1]
Chile	0.0	[1]
Cyprus	0.0	[1]
Norway	0.0	[1]
Peru	0.0	[1]
Puerto Rico	0.0	[1]
Republic of Korea	0.0	[1]
South Africa	0.0	[1]
Taiwan	0.0	[1]
Thailand	0.0	[1]
United Arab Emirates	0.0	[1]
Other[2]	10.8
Securities Sold Short	(25.9)
Other Assets and Liabilities[3]	29.8

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds, Money Market Fund and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2015 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	41.2%
Mortgage-Backed Securities	24.4
Asset-Backed Securities	10.2
Short Term Investment—Money Market Fund	6.1
Corporate Bonds & Notes	5.7
Sovereign Debt	3.1
U.S. Government Sponsored Agency Securities	1.9
Bank Loans	1.1
Convertible Bonds	0.8
Exchange-Traded Funds	0.7
Other[1]	0.9
Securities Sold Short	(25.9)
Other Assets and Liabilities[2]	29.8

Total	100.0%

[1]	Includes Purchased Options.
[2]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[3]	Percentage of Total Investments in Securities
AAA/Aaa[4]	2.4%
AA/Aa	0.8
A	1.3
BBB/Baa	5.6
BB/Ba	7.5
B	7.9
CCC/Caa	5.1
CC/Ca	0.2
D	0.5
Not Rated	17.8
Other[5]	50.9

Total Investments in Securities	100.0%

[3]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[4]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the Investment Adviser.
[5]	Includes Common Stock, Exchange-Traded Funds, Money Market Fund and Purchased Options.

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	6.8%
Media	3.8
Banking	3.0
Real Estate	2.7
Health Care Facilities/Services	2.4
Insurance	2.3
Oil, Gas & Coal	2.2
Medical Equipment/Devices	2.1
Retail Discretionary	2.0
Semiconductors	1.8
Asset Management	1.6
Financial Services	1.3
Software	1.1
Electrical Equipment	1.0
Chemicals	0.9
Consumer Products	0.9
Publishing & Broadcasting	0.9
Retail—Consumer Discretionary	0.7
Gaming, Lodging & Restaurants	0.6

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2015 (Unaudited)

Industry	Percentage of Total Net Assets
Technology Services	0.6
Wireless Telecommunication Services	0.6
Commercial Services	0.5
Hardware	0.5
Retail—Consumer Staples	0.5
Telecommunications	0.5
Apparel & Textile Products	0.4
Banks	0.4
Casinos & Gaming	0.4
Communications Equipment	0.4
Specialty Finance	0.4
Waste & Environmental Service Equipment & Facility	0.4
Automotive	0.3
Consumer Services	0.3
Engineering & Construction Services	0.3
Machinery	0.3
Transportation & Logistics	0.3
Renewable Energy	0.3
Aerospace & Defense	0.2
Cable & Satellite	0.2
Industrial Services	0.2
Institutional Financial Service	0.2
Integrated Oils	0.2
Pipeline	0.2
Property & Casualty Insurance	0.2
Wireline Telecommunication Services	0.2
Automobiles Manufacturing	0.1
Commercial Finance	0.1
Consumer Finance	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Design Manufacturing & Distribution	0.1
Entertainment Contents	0.1
Exploration & Production	0.1
Food & Beverage	0.1
Forest & Paper Products Manufacturing	0.1
Home & Office Products	0.1
Iron & Steel	0.1
Passenger Transportation	0.1
Power Generation	0.1
Recreation Facilities & Services	0.1
Refining & Marketing	0.1
Software & Services	0.1
Transportation Equipment	0.1
Construction Materials Manufacturing	0.0	[1]
Distributors—Consumer Staples	0.0	[1]
Distributors—Discretionary	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2015 (Unaudited)

Industry	Percentage of Total Net Assets
Electrical Equipment Manufacturing	0.0	[1]
Entertainment Resources	0.0	[1]
Forest & Paper Products	0.0	[1]
Home Improvement	0.0	[1]
Industrial Other	0.0	[1]
Leisure Products	0.0	[1]
Manufactured Goods	0.0	[1]
Metals & Mining	0.0	[1]
Utilities	0.0	[1]
Other[2]	47.2
Securities Sold Short	(25.9)
Other Assets and Liabilities[3]	29.8

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds, Money Market Fund and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

September 30, 2015 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
United States	54.6%
Cayman Islands	7.1
Japan	1.4
United Kingdom	1.3
Netherlands	0.7
Ireland	0.5
Switzerland	0.5
China	0.4
Canada	0.3
Finland	0.3
France	0.3
Germany	0.3
Israel	0.3
Singapore	0.3
Bermuda	0.2
Belgium	0.1
Brazil	0.1
Greece	0.1
India	0.1
Italy	0.1
Luxembourg	0.1
Poland	0.1
Spain	0.1
Venezuela	0.1
Chile	0.0	[1]
Cyprus	0.0	[1]
Ecuador	0.0	[1]
Hong Kong	0.0	[1]
Norway	0.0	[1]
Peru	0.0	[1]
Puerto Rico	0.0	[1]
Republic of Korea	0.0	[1]
South Africa	0.0	[1]
Sweden	0.0	[1]
Taiwan	0.0	[1]
Thailand	0.0	[1]
United Arab Emirates	0.0	[1]
Other [2]	15.1
Securities Sold Short	(22.8)
Other Assets and Liabilities[3]	38.3

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds, Money Market Fund and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2015 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	36.7%
Mortgage-Backed Securities	18.3
Short Term Investment—Money Market Fund	11.0
Asset-Backed Securities	10.2
Corporate Bonds & Notes	3.2
Sovereign Debt	2.8
Convertible Bonds	0.5
Exchange-Traded Funds	0.5
U.S. Government Sponsored Agency Securities	0.4
Bank Loans	0.1
Other[1]	0.8
Securities Sold Short	(22.8)
Other Assets and Liabilities[2]	38.3

Total	100.0%

[1]	Includes Purchased Options.
[2]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[3]	Percentage of Total Investments in Securities
AAA/Aaa[4]	0.6%
AA/Aa	0.8
A	0.8
BBB/Baa	6.7
BB/Ba	7.4
B	6.1
CCC/Caa	3.8
CC/Ca	0.3
D	0.5
Not Rated	15.0
Other[5]	58.0

Total Investments in Securities	100.0%

[3]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[4]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the Investment Adviser.
[5]	Includes Common Stock, Exchange-Traded Funds, Money Market Fund and Purchased Options.

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	6.1%
Media	3.6
Banking	2.6
Real Estate	2.3
Health Care Facilities/Services	1.9
Medical Equipment/Devices	1.9
Oil, Gas & Coal	1.9
Retail Discretionary	1.9
Insurance	1.7
Semiconductors	1.5
Asset Management	1.4
Software	1.1
Consumer Products	1.0
Electrical Equipment	0.9
Chemicals	0.7
Publishing & Broadcasting	0.6
Transportation & Logistics	0.6
Gaming, Lodging & Restaurants	0.5

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2015 (Unaudited)

Industry	Percentage of Total Net Assets
Retail—Consumer Staples	0.5
Telecommunications	0.5
Apparel & Textile Products	0.4
Hardware	0.4
Technology Services	0.4
Waste & Environmental Service Equipment & Facility	0.4
Automotive	0.3
Commercial Services	0.3
Communications Equipment	0.3
Machinery	0.3
Renewable Energy	0.3
Retail—Consumer Discretionary	0.3
Specialty Finance	0.3
Wireless Telecommunication Services	0.3
Aerospace & Defense	0.2
Casinos & Gaming	0.2
Engineering & Construction Services	0.2
Integrated Oils	0.2
Pipeline	0.2
Property & Casualty Insurance	0.2
Wireline Telecommunication Services	0.2
Automobiles Manufacturing	0.1
Banks	0.1
Cable & Satellite	0.1
Construction Materials	0.1
Consumer Finance	0.1
Consumer Services	0.1
Containers & Packaging	0.1
Design Manufacturing & Distribution	0.1
Entertainment Contents	0.1
Financial Services	0.1
Food & Beverage	0.1
Home & Office Products	0.1
Industrial Services	0.1
Institutional Financial Service	0.1
Iron & Steel	0.1
Passenger Transportation	0.1
Recreation Facilities & Services	0.1
Software & Services	0.1
Transportation Equipment	0.1
Coal Operations	0.0	[1]
Commercial Finance	0.0	[1]
Construction Materials Manufacturing	0.0	[1]
Distributors—Consumer Staples	0.0	[1]
Distributors—Discretionary	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2015 (Unaudited)

Industry	Percentage of Total Net Assets
Electrical Equipment Manufacturing	0.0	[1]
Entertainment Resources	0.0	[1]
Exploration & Production	0.0	[1]
Forest & Paper Products	0.0	[1]
Forest & Paper Products Manufacturing	0.0	[1]
Home Improvement	0.0	[1]
Industrial Other	0.0	[1]
Leisure Products	0.0	[1]
Manufactured Goods	0.0	[1]
Metals & Mining	0.0	[1]
Power Generation	0.0	[1]
Refining & Marketing	0.0	[1]
Utilities	0.0	[1]
Other[2]	44.0
Securities Sold Short	(22.8)
Other Assets and Liabilities[3]	38.3

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds, Money Market Fund and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments

September 30, 2015 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 96.1%
COMMON STOCK — 41.2%
Bahamas — 0.0%
Transportation & Logistics — 0.0%
Ultrapetrol Bahamas Ltd. (a)	1,300	$533

Total Bahamas		533

Belgium — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Galapagos NV (a),(b),(c)	2,411	99,018

Insurance — 0.1%
Ageas	31,635	1,300,084

Total Belgium		1,399,102

Bermuda — 0.4%
Insurance — 0.3%
PartnerRe Ltd. (a)	23,800	3,305,344

Media — 0.0%
Global Sources Ltd. (a)	1,485	12,341

Semiconductors — 0.0%
Marvell Technology Group Ltd.	58,700	531,235

Transportation & Logistics — 0.1%
Golar LNG Ltd. (c)	22,781	635,134

Total Bermuda		4,484,054

Brazil — 0.0%
Retail—Consumer Staples — 0.0%
Cia Brasileira de Distribuicao ADR	1,100	13,794

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (d)	35,900	63,902

Total Brazil		77,696

Canada — 0.1%
Asset Management — 0.0%
Fairfax India Holdings Corp. (a),(e)	38,400	426,240

Banking — 0.1%
Canadian Imperial Bank of Commerce	13,400	962,751
National Bank of Canada	20,200	644,826

		1,607,577

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — 0.0%
Aeterna Zentaris, Inc. (a)	25,000	$2,182
QLT, Inc. (a)	9,400	25,004

		27,186

Forest & Paper Products — 0.0%
Mercer International, Inc. (d)	6,600	66,198

Media — 0.0%
Points International Ltd. (a)	200	2,172

Metals & Mining — 0.0%
Dominion Diamond Corp. (d)	1,300	13,884
Fortuna Silver Mines, Inc. (a)	3,500	7,630
Kinross Gold Corp. (a),(d)	4,300	7,396
MFC Industrial Ltd. (d)	800	2,288
Nevsun Resources Ltd.	10,800	31,320
Taseko Mines Ltd. (a)	1,200	486

		63,004

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(d)	5,400	28,134
CHC Group Ltd. (a)	2,600	1,560
Gran Tierra Energy, Inc. (a),(d)	32,100	68,373
TransGlobe Energy Corp. (d)	2,100	5,544

		103,611

Passenger Transportation — 0.0%
Student Transportation, Inc.	700	2,832

Renewable Energy — 0.0%
Canadian Solar, Inc. (a),(c),(d)	27,967	464,812

Total Canada		2,763,632

Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	4,500	65,430

Total Chile		65,430

China — 0.5%
Asset Management — 0.0%
Noah Holdings Ltd. ADR (a)	1,500	35,235

Automotive — 0.0%
China Automotive Systems, Inc. (a),(d)	2,600	13,832

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — 0.0%
China Biologic Products, Inc. (a)	1,600	$143,712
Sinovac Biotech Ltd. (a)	1,900	9,652

		153,364

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc. ADR (d)	33,000	666,930

Insurance — 0.0%
China Life Insurance Co. Ltd. ADR	13,500	234,630
CNinsure, Inc. ADR (a),(d)	4,200	32,130

		266,760

Machinery — 0.0%
Hollysys Automation Technologies Ltd.	4,800	83,904

Media — 0.2%
Baidu, Inc. ADR (a)	14,632	2,010,583
Sohu.com, Inc. (a),(d)	16,300	673,190
Xunlei Ltd. ADR (a)	400	2,920
Zhaopin Ltd. ADR (a),(d)	40	516

		2,687,209

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR	5,600	204,736
Guangshen Railway Co. Ltd. ADR	200	3,996

		208,732

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (d)	9,900	28,017

Retail Discretionary — 0.2%
Vipshop Holdings Ltd. ADR (a),(c)	138,357	2,324,398

Software — 0.0%
Changyou.com Ltd. ADR (a)	300	5,340
NetEase, Inc. ADR	2,500	300,300

		305,640

Telecommunications — 0.0%
China Telecom Corp. Ltd. ADR	100	4,856

Total China		6,778,877

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Cyprus — 0.0%
Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc.	400	$852

Total Cyprus		852

France — 0.2%
Asset Management — 0.1%
Eurazeo SA	11,366	757,025

Banking — 0.1%
BNP Paribas SA	10,455	615,528
Credit Agricole SA	46,827	539,106

		1,154,634

Total France		1,911,659

Germany — 0.3%
Health Care Facilities/Services — 0.3%
Fresenius SE & Co. KGaA	42,015	2,820,374

Total Germany		2,820,374

Greece — 0.1%
Banking — 0.0%
Piraeus Bank SA (a)	1,244,029	108,900

Real Estate — 0.1%
Grivalia Properties REIC (a)	61,750	549,338

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc.	6,300	42,462
Costamare, Inc.	6,700	82,209
Paragon Shipping, Inc. A Shares (a)	400	132
StealthGas, Inc. (a)	2,100	9,429
Tsakos Energy Navigation Ltd.	14,500	117,885

		252,117

Total Greece		910,355

Hong Kong — 0.1%
Health Care Facilities/Services — 0.0%
China Cord Blood Corp. (a)	1,000	6,020

Insurance — 0.1%
AIA Group Ltd.	114,000	592,885

Total Hong Kong		598,905

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
India — 0.1%
Automotive — 0.0%
Tata Motors Ltd. ADR (a)	3,500	$78,750

Banking — 0.1%
ICICI Bank Ltd. ADR	131,183	1,099,313

Metals & Mining — 0.0%
Vedanta Ltd. ADR (d)	20	104

Total India		1,178,167

Ireland — 0.3%
Biotechnology & Pharmaceuticals — 0.2%
Prothena Corp. PLC (a)	3,100	140,554
Shire PLC ADR	16,318	3,348,943

		3,489,497

Insurance — 0.1%
XL Group PLC	20,064	728,725

Medical Equipment/Devices — 0.0%
Trinity Biotech PLC ADR	1,700	19,448

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR	2,600	34,320

Total Ireland		4,271,990

Israel — 0.2%
Biotechnology & Pharmaceuticals — 0.2%
Teva Pharmaceutical Industries Ltd. ADR	43,283	2,443,758

Electrical Equipment — 0.0%
Orbotech Ltd. (a)	12,300	190,035

Hardware — 0.0%
AudioCodes Ltd. (a)	1,000	3,250
Ceragon Networks Ltd. (a)	100	156
Radware Ltd. (a)	1,400	22,764

		26,170

Medical Equipment/Devices — 0.0%
Syneron Medical Ltd. (a)	8,000	57,200

Semiconductors — 0.0%
EZchip Semiconductor Ltd. (a)	400	10,064
Nova Measuring Instruments Ltd. (a)	2,800	26,936

		37,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Software — 0.0%
Attunity Ltd. (a)	400	$5,468
Check Point Software Technologies Ltd. (a),(b),(c)	5,070	402,203
Mind CTI Ltd.	100	275
Sapiens International Corp. NV	800	9,216

		417,162

Technology Services — 0.0%
Magic Software Enterprises Ltd.	1,200	6,516

Telecommunications — 0.0%
Allot Communications Ltd. (a)	300	1,473

Total Israel		3,179,314

Italy — 0.1%
Asset Management — 0.1%
Anima Holding SpA (e)	97,586	853,790

Technology Services — 0.0%
Cerved Information Solutions SpA	93,734	692,536

Total Italy		1,546,326

Japan — 1.5%
Automotive — 0.1%
Mazda Motor Corp. (c)	66,300	1,047,626

Banking — 0.3%
Mitsubishi UFJ Financial Group, Inc. (c)	595,800	3,599,965

Chemicals — 0.1%
Nitto Denko Corp. (c)	34,300	2,054,320

Consumer Products — 0.1%
Ajinomoto Co., Inc.	55,000	1,159,840

Electrical Equipment — 0.2%
Daikin Industries Ltd. (c)	20,400	1,144,154
SMC Corp.	6,800	1,488,917

		2,633,071

Hardware — 0.0%
Panasonic Corp. (c)	2,100	21,252

Machinery — 0.2%
Kubota Corp. (c)	228,000	3,137,830

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Real Estate — 0.3%
Mitsubishi Estate Co. Ltd. (c)	120,000	$2,451,300
Mitsui Fudosan Co. Ltd.	52,000	1,425,392

		3,876,692

Semiconductors — 0.1%
Tokyo Electron Ltd. (c)	18,800	887,646

Specialty Finance — 0.0%
Orix Corp. ADR	200	12,986

Telecommunications — 0.1%
KDDI Corp.	54,400	1,217,641

Total Japan		19,648,869

Luxembourg — 0.0%
Iron & Steel — 0.0%
Ternium SA ADR (d)	6,900	84,801

Total Luxembourg		84,801

Netherlands — 0.8%
Banking — 0.1%
ING Groep NV CVA	58,667	829,264

Insurance — 0.0%
Aegon NV	387	2,225

Media — 0.3%
Altice NV (a)	198,786	4,177,108

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR	1,900	90,041

Semiconductors — 0.2%
NXP Semiconductor NV (a),(b),(c)	32,725	2,849,366

Software — 0.0%
InterXion Holding NV (a)	2,500	67,700

Specialty Finance — 0.2%
AerCap Holdings NV (a)	71,614	2,738,520

Total Netherlands		10,754,224

Norway — 0.0%
Transportation & Logistics — 0.0%
Ship Finance International Ltd.	6,800	110,500

Total Norway		110,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Peru — 0.0%
Banking — 0.0%
Credicorp Ltd.	100	$10,636

Total Peru		10,636

Poland — 0.0%
Banking — 0.0%
Alior Bank SA (a)	27,126	566,115

Total Poland		566,115

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a)	14,700	52,332

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a)	2,700	48,087

Total Puerto Rico		100,419

Republic of Korea — 0.0%
Hardware — 0.0%
LG Display Co. Ltd. ADR	11,700	111,150

Total Republic of Korea		111,150

Singapore — 0.4%
Machinery — 0.0%
China Yuchai International Ltd.	3,102	38,372

Semiconductors — 0.4%
Avago Technologies Ltd. (c)	38,051	4,756,755
Kulicke & Soffa Industries, Inc. (a),(d)	12,400	113,832

		4,870,587

Total Singapore		4,908,959

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR (d)	8,800	23,408
Harmony Gold Mining Co. Ltd. ADR (d)	12,200	7,357

		30,765

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(d)	15,800	264,492

Total South Africa		295,257

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Switzerland — 0.6%
Asset Management — 0.4%
Julius Baer Group Ltd.	21,684	$984,713
UBS Group AG	247,341	4,572,869

		5,557,582

Electrical Equipment — 0.2%
TE Connectivity Ltd.	28,400	1,700,876

Total Switzerland		7,258,458

Taiwan — 0.0%
Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	200	1,098
ChipMOS Technologies Bermuda Ltd.	2,100	34,482
Siliconware Precision Industries Co. Ltd. ADR	3,257	20,470
United Microelectronics Corp. ADR	20,194	32,715

Total Taiwan		88,765

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a)	3,100	56,823

Total Thailand		56,823

United Arab Emirates — 0.0%
Consumer Products — 0.0%
Amira Nature Foods Ltd. (a)	100	552

Total United Arab Emirates		552

United Kingdom — 1.1%
Asset Management — 0.1%
Henderson Group PLC	187,116	737,484
Jupiter Fund Management PLC	92,268	606,093

		1,343,577

Gaming, Lodging & Restaurants — 0.0%
InterContinental Hotels Group PLC ADR	9,200	318,596

Insurance — 0.1%
Aviva PLC ADR	124,707	852,941
Prudential PLC ADR	48	2,023

		854,964

Media — 0.8%
Liberty Global PLC (a),(c)	241,006	9,807,391

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Medical Equipment/Devices — 0.0%
Smith & Nephew PLC ADR	400	$14,000

Oil, Gas & Coal — 0.0%
BP PLC ADR	2,800	85,568

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC	105,161	1,810,356

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A	200	3,434

Total United Kingdom		14,237,886

United States — 34.3%
Aerospace & Defense — 0.2%
Aerojet Rocketdyne Holdings (a),(d)	3,200	51,776
Boeing Co.	100	13,095
Ducommun, Inc. (a)	200	4,014
Esterline Technologies Corp. (a)	100	7,189
General Dynamics Corp.	400	55,180
Harris Corp.	396	28,967
HEICO Corp.	100	4,888
Huntington Ingalls Industries, Inc. (d)	2,400	257,160
Moog, Inc. Class A (a)	300	16,221
Orbital ATK, Inc. (d)	1	72
Smith & Wesson Holding Corp. (a)	2,400	40,488
Textron, Inc.	2,300	86,572
TransDigm Group, Inc. (a),(d)	6,600	1,401,906
United Technologies Corp.	300	26,697

		1,994,225

Apparel & Textile Products — 0.4%
Culp, Inc.	3,200	102,624
Deckers Outdoor Corp. (a),(b)	2,000	116,120
Fossil Group, Inc. (a)	6,500	363,220
Michael Kors Holdings Ltd. (a)	3,000	126,720
Movado Group, Inc.	300	7,749
NIKE, Inc. Class B	27,200	3,344,784
Perry Ellis International, Inc. (a),(d)	4,500	98,820
Ralph Lauren Corp. (b)	200	23,632
Skechers U.S.A., Inc. Class A (a)	8,000	1,072,640
Tumi Holdings, Inc. (a),(b)	200	3,524
Vince Holding Corp. (a),(d)	11,700	40,131

		5,299,964

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Asset Management — 0.9%
Affiliated Managers Group, Inc. (a)	100	$17,099
American Capital Ltd. (a)	49,042	596,351
Ameriprise Financial, Inc.	1,600	174,608
Apollo Investment Corp.	4,600	25,208
Ares Capital Corp.	18,000	260,640
BlackRock Kelso Capital Corp.	27,600	244,536
BlackRock, Inc.	100	29,747
Calamos Asset Management, Inc. Class A (d)	5,300	50,244
Capitala Finance Corp.	5,900	76,523
Charles Schwab Corp. (b),(c),(d)	212,320	6,063,859
Fidus Investment Corp.	3,500	48,230
Fifth Street Finance Corp.	3,700	22,829
Financial Engines, Inc.	16,632	490,145
Firsthand Technology Value Fund, Inc.	600	5,106
Franklin Resources, Inc. (b)	2,800	104,328
FS Investment Corp.	300	2,796
Garrison Capital, Inc. (d)	3,500	47,915
Gladstone Capital Corp. (d)	5,600	45,528
Gladstone Investment Corp. (d)	12,400	87,296
Golub Capital BDC, Inc.	200	3,196
Hercules Technology Growth Capital, Inc.	3,000	30,330
Horizon Technology Finance Corp. (d)	5,800	52,490
Invesco Ltd.	41,352	1,291,423
KCAP Financial, Inc. (d)	12,900	58,179
Legg Mason, Inc.	16,500	686,565
Manning & Napier, Inc.	500	3,680
Medallion Financial Corp. (d)	11,200	84,896
Monroe Capital Corp.	200	2,780
MVC Capital, Inc.	2,100	17,241
OHA Investment Corp. (d)	3,200	13,536
Oppenheimer Holdings, Inc. Class A	400	8,004
PennantPark Floating Rate Capital Ltd.	7,646	91,293
PennantPark Investment Corp. (d)	29,400	190,218
Prospect Capital Corp.	2,400	17,112
Solar Capital Ltd. (d)	10,700	169,274
Solar Senior Capital Ltd. (d)	1,600	22,752
Stellus Capital Investment Corp. (d)	3,600	36,252
THL Credit, Inc.	8,000	87,360
TICC Capital Corp. (d)	24,300	163,053
TPG Specialty Lending, Inc.	1,300	21,359
TriplePoint Venture Growth BDC Corp.	4,800	48,672
WhiteHorse Finance, Inc.	2,353	27,389

		11,520,042

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Automotive — 0.2%
Goodyear Tire & Rubber Co. (d)	36,000	$1,055,880
Johnson Controls, Inc.	13,200	545,952
Methode Electronics, Inc.	2,700	86,130
Modine Manufacturing Co. (a)	900	7,083
Remy International, Inc.	6	175
Superior Industries International, Inc.	100	1,868
Tenneco, Inc. (a),(d)	3,300	147,741
Tower International, Inc. (a),(d)	4,200	99,792
TriMas Corp. (a)	100	1,635
Visteon Corp. (a)	200	20,248

		1,966,504

Banking — 2.3%
Arrow Financial Corp.	716	19,117
Bancorp, Inc. (a)	1,000	7,620
Bank Mutual Corp. (d)	4,200	32,256
BankUnited, Inc.	35,877	1,282,603
BB&T Corp.	1	36
Beneficial Bancorp, Inc. (a),(d)	1,562	20,712
BNC Bancorp	2,200	48,906
Bridge Bancorp, Inc.	100	2,671
Bryn Mawr Bank Corp.	200	6,214
Cathay General Bancorp	600	17,976
Central Pacific Financial Corp.	7,600	159,372
Charter Financial Corp.	900	11,412
Chemical Financial Corp. (d)	2,400	77,640
Citigroup, Inc. (d)	36,183	1,795,039
Citizens Financial Group, Inc. (c)	294,618	7,029,585
City Holding Co.	700	34,510
CoBiz Financial, Inc.	300	3,903
Comerica, Inc. (d)	43,433	1,785,096
CU Bancorp (a)	200	4,492
Dime Community Bancshares, Inc.	1,500	25,350
East West Bancorp, Inc.	6,300	242,046
Enterprise Financial Services Corp.	100	2,517
EverBank Financial Corp.	43,318	836,037
Farmers Capital Bank Corp. (a)	100	2,485
FCB Financial Holdings, Inc. Class A (a)	900	29,358
Fidelity Southern Corp.	2,700	57,078
First Bancorp/Southern Pines	700	11,900
First Busey Corp.	500	9,935
First Business Financial Services, Inc.	400	9,408
First Citizens BancShares, Inc. Class A (d)	3,635	821,510
First Community Bancshares, Inc.	1,400	25,060
First Connecticut Bancorp, Inc./Farmington	100	1,612

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
First Defiance Financial Corp.	400	$14,624
First Financial Corp.	100	3,235
First Financial Northwest, Inc.	1,300	15,717
First Interstate BancSystem, Inc. Class A	5,100	141,984
First Niagara Financial Group, Inc.	135,900	1,387,539
First Republic Bank (d)	15,087	947,011
FirstMerit Corp.	2,300	40,641
Glacier Bancorp, Inc.	100	2,639
Great Western Bancorp, Inc.	9,000	228,330
Guaranty Bancorp	400	6,588
Heartland Financial USA, Inc.	200	7,258
Heritage Commerce Corp.	1,000	11,340
Independent Bank Corp. (d)	3,800	56,088
Independent Bank Group, Inc.	400	15,372
Investors Bancorp, Inc.	10	123
KeyCorp	1,500	19,515
Lakeland Bancorp, Inc.	100	1,111
Macatawa Bank Corp.	100	518
Mercantile Bank Corp.	1,200	24,936
National Bankshares, Inc.	100	3,111
NewBridge Bancorp	200	1,706
Northrim BanCorp, Inc.	800	23,144
Oritani Financial Corp. (d)	100	1,562
Pacific Continental Corp.	100	1,331
Pacific Premier Bancorp, Inc. (a)	3,800	77,216
PacWest Bancorp	43	1,841
Park Sterling Corp.	600	4,080
Peoples Bancorp, Inc.	100	2,079
PNC Financial Services Group, Inc. (d)	30,875	2,754,050
Preferred Bank	700	22,120
PrivateBancorp, Inc.	300	11,499
S&T Bancorp, Inc.	400	13,048
Southwest Bancorp, Inc.	2,300	37,743
Square 1 Financial, Inc. (a)	700	17,973
Stonegate Bank	300	9,543
SunTrust Banks, Inc.	6,300	240,912
SVB Financial Group (a)	600	69,324
Talmer Bancorp, Inc. Class A (d)	51,032	849,683
Territorial Bancorp, Inc. (d)	1,000	26,040
Towne Bank	40	754
Trico Bancshares	1,100	27,027
TriState Capital Holdings, Inc. (a),(d)	2,900	36,163
Triumph Bancorp, Inc. (a)	1,000	16,800
TrustCo Bank Corp.	700	4,088
Umpqua Holdings Corp.	35	571
Union Bankshares Corp. (d)	38	912

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
United Community Financial Corp.	200	$1,000
United Financial Bancorp, Inc.	20	261
Univest Corp. of Pennsylvania	1,100	21,142
US Bancorp	2,200	90,222
Valley National Bancorp	12	118
Wells Fargo & Co.	155,950	8,008,032
WesBanco, Inc.	1,000	31,450
Western Alliance Bancorp (a)	100	3,071
Wilshire Bancorp, Inc.	2,500	26,275
WSFS Financial Corp.	100	2,881

		29,776,797

Biotechnology & Pharmaceuticals — 6.4%
AbbVie, Inc.	71,900	3,912,079
Aceto Corp.	500	13,725
Adamas Pharmaceuticals, Inc. (a)	400	6,696
Albany Molecular Research, Inc. (a)	600	10,452
Alexion Pharmaceuticals, Inc. (a),(b)	36,619	5,726,846
Allergan PLC (a),(b)	51,019	13,867,474
Amgen, Inc. (d)	5,300	733,096
Amphastar Pharmaceuticals, Inc. (a)	3,900	45,591
Anacor Pharmaceuticals, Inc. (a)	5,700	670,947
Anika Therapeutics, Inc. (a)	500	15,915
ArQule, Inc. (a)	3,000	5,610
Array BioPharma, Inc. (a)	14,000	63,840
Avalanche Biotechnologies, Inc. (a)	700	5,768
Baxalta, Inc. (b),(c),(d)	100,238	3,158,499
Biogen Idec, Inc. (a),(b)	915	267,006
BioMarin Pharmaceutical, Inc. (a)	4,000	421,280
BioSpecifics Technologies Corp. (a)	400	17,416
Cambrex Corp. (a),(d)	7,500	297,600
Cara Therapeutics, Inc. (a)	300	4,287
Celgene Corp. (a),(b)	1,400	151,438
Celladon Corp. (a)	6,400	6,720
Corcept Therapeutics, Inc. (a)	11,900	44,744
Cytokinetics, Inc. (a)	300	2,007
Depomed, Inc. (a),(d)	1,700	32,045
Dyax Corp. (a),(d)	20,400	389,436
Eagle Pharmaceuticals, Inc. (a)	800	59,224
Eli Lilly & Co. (b),(c),(d)	55,900	4,678,271
Emergent Biosolutions, Inc. (a)	1,900	54,131
Endo International PLC (a),(b),(c)	49,638	3,438,921
Exelixis, Inc. (a)	15,300	85,833
Gilead Sciences, Inc. (b),(c),(d)	45,795	4,496,611
Halozyme Therapeutics, Inc. (a)	700	9,401
Incyte Corp. (a),(d)	38,100	4,203,573

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Inotek Pharmaceuticals Corp. (a)	1,500	$14,100
Insys Therapeutics, Inc. (a)	600	17,076
Isis Pharmaceuticals, Inc. (a),(b)	13,600	549,712
Mallinckrodt PLC (a),(c)	92,001	5,882,544
Medivation, Inc. (a),(b),(c),(d)	111,400	4,734,500
Merck & Co., Inc.	9,900	488,961
Merrimack Pharmaceuticals, Inc. (a)	4,500	38,295
Momenta Pharmaceuticals, Inc. (a)	2,700	44,307
Neurocrine Biosciences, Inc. (a)	600	23,874
Novavax, Inc. (a)	700	4,949
Omega Protein Corp. (a),(d)	1,400	23,758
PDL BioPharma, Inc.	17,900	90,037
Perrigo Co. PLC	44	6,920
Pfizer, Inc. (b),(c)	186,700	5,864,247
Phibro Animal Health Corp. Class A	6,500	205,595
Pozen, Inc. (a),(d)	4,800	28,008
Radius Health, Inc. (a)	4,100	284,171
Regeneron Pharmaceuticals, Inc. (a),(b)	6,400	2,976,896
Repligen Corp. (a)	100	2,785
Retrophin, Inc. (a)	10,200	206,652
Rigel Pharmaceuticals, Inc. (a),(d)	9,500	23,465
SciClone Pharmaceuticals, Inc. (a),(d)	5,200	36,088
Sucampo Pharmaceuticals, Inc. Class A (a)	4,000	79,480
Tetraphase Pharmaceuticals, Inc. (a)	4,700	35,062
Trevena, Inc. (a)	2,100	21,735
Ultragenyx Pharmaceutical, Inc. (a)	5,400	520,074
USANA Health Sciences, Inc. (a)	900	120,627
Valeant Pharmaceuticals International, Inc. (a),(b)	45,761	8,162,847
Vertex Pharmaceuticals, Inc. (a),(b),(d)	50,800	5,290,312
Vical, Inc. (a)	4,800	2,208
Vital Therapies, Inc. (a)	800	3,232
Xencor, Inc. (a)	800	9,784
XOMA Corp. (a),(d)	83,700	62,917

		82,751,700

Chemicals — 0.7%
Air Products & Chemicals, Inc. (d)	9,300	1,186,494
Axiall Corp.	300	4,707
Celanese Corp.	800	47,336
Chemours Co. (The)	4,700	30,409
Dow Chemical Co.	17,800	754,720
EI du Pont de Nemours & Co. (d)	63,400	3,055,880
FutureFuel Corp.	800	7,904
Innophos Holdings, Inc.	300	11,892
Intrepid Potash, Inc. (a),(d)	4,400	24,376
KMG Chemicals, Inc.	2,400	46,296

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Lydall, Inc. (a)	500	$14,245
LyondellBasell Industries NV Class A	10,600	883,616
Monsanto Co.	900	76,806
OMNOVA Solutions, Inc. (a),(d)	1,700	9,418
Orion Engineered Carbons SA	1,500	21,675
PPG Industries, Inc. (b)	14,700	1,289,043
Sherwin-Williams Co.	4,000	891,120
Stepan Co.	2,000	83,220
Trinseo SA (a)	2,800	70,700

		8,509,857

Commercial Services — 0.5%
AMN Healthcare Services, Inc. (a)	19,500	585,195
ARC Document Solutions, Inc. (a),(d)	4,200	24,990
CBIZ, Inc. (a)	4,200	41,244
CDI Corp. (d)	700	5,985
Collectors Universe, Inc. (d)	1,200	18,096
Computer Task Group, Inc. (d)	3,200	19,808
CorVel Corp. (a)	200	6,460
CRA International, Inc. (a)	2,900	62,582
Cross Country Healthcare, Inc. (a)	800	10,888
CTPartners Executive Search, Inc. (a),(f)	300	—
Ennis, Inc.	1,400	24,304
Franklin Covey Co. (a)	200	3,212
Hackett Group, Inc. (d)	2,800	38,500
Heidrick & Struggles International, Inc.	500	9,725
Hill International, Inc. (a)	100	328
Information Services Group, Inc.	500	1,955
Insperity, Inc. (d)	4,300	188,899
KAR Auction Services, Inc.	1,500	53,250
Kforce, Inc.	500	13,140
Manpowergroup, Inc.	100	8,189
Multi-Color Corp.	100	7,649
Navigant Consulting, Inc. (a),(d)	11,200	178,192
PRGX Global, Inc. (a),(d)	7,100	26,767
Quad/Graphics, Inc.	8,600	104,060
Resources Connection, Inc.	300	4,521
Robert Half International, Inc.	700	35,812
RPX Corp. (a),(d)	8,200	112,504
RR Donnelley & Sons Co.	10,300	149,968
ServiceMaster Global Holdings, Inc. (a),(d)	40,900	1,372,195
SP Plus Corp. (a)	100	2,315
Towers Watson & Co. Class A (a),(d)	32,100	3,767,898

		6,878,631

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Construction Materials — 0.1%
Apogee Enterprises, Inc.	3,400	$151,810
Continental Building Products, Inc. (a)	8,200	168,428
Eagle Materials, Inc.	1,300	88,946
Headwaters, Inc. (a),(d)	10,800	203,040
Patrick Industries, Inc. (a)	4,800	189,552
Universal Forest Products, Inc.	800	46,144
US Concrete, Inc. (a),(d)	8,800	420,552

		1,268,472

Consumer Products — 0.8%
Altria Group, Inc.	5,100	277,440
Archer-Daniels-Midland Co.	1,600	66,320
B&G Foods, Inc.	100	3,645
Boston Beer Co., Inc. Class A (a),(b)	700	147,427
Cal-Maine Foods, Inc.	500	27,305
Central Garden and Pet Co. Class A (a)	2,000	32,220
Colgate-Palmolive Co.	3,000	190,380
Constellation Brands, Inc. Class A	4,900	613,529
Coty, Inc. Class A (d)	60,600	1,639,836
Female Health Co. (a)	1,000	1,580
Herbalife Ltd. (a)	300	16,350
Inventure Foods, Inc. (a),(d)	500	4,440
JM Smucker Co.	400	45,636
John B. Sanfilippo & Son, Inc.	1,700	87,142
Kraft Heinz Co. (c),(d)	51,350	3,624,283
Mead Johnson Nutrition Co. (b),(d)	31,440	2,213,376
Nu Skin Enterprises, Inc.	2,200	90,816
Philip Morris International, Inc.	7,100	563,243
Pilgrim’s Pride Corp.	1,600	33,248
Post Holdings, Inc. (a)	5,400	319,140
Revlon, Inc. Class A (a)	600	17,670
Senomyx, Inc. (a)	100	446
Vector Group Ltd. (d)	6,182	139,782

		10,155,254

Consumer Services — 0.1%
American Public Education, Inc. (a)	4,900	114,905
Apollo Education Group, Inc. (a)	60,000	663,600
Bridgepoint Education, Inc. (a),(d)	3,700	28,194
Capella Education Co.	3,600	178,272
Career Education Corp. (a)	600	2,256
Carriage Services, Inc. (d)	1,700	36,703
DeVry Education Group, Inc.	6,000	163,260
K12, Inc. (a)	1,200	14,928

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Medifast, Inc. (a)	500	$13,430
Universal Technical Institute, Inc.	2,300	8,073

		1,223,621

Containers & Packaging — 0.1%
3M Co.	100	14,177
Ball Corp.	200	12,440
Berry Plastics Group, Inc. (a),(d)	57,600	1,732,032
Greif, Inc. Class A	200	6,382
Myers Industries, Inc.	100	1,340

		1,766,371

Design Manufacturing & Distribution — 0.1%
Arrow Electronics, Inc. (a)	1,600	88,448
Avnet, Inc.	1,400	59,752
Benchmark Electronics, Inc. (a),(d)	2,200	47,872
Flextronics International Ltd. (a),(b)	85,700	903,278
Sanmina Corp. (a),(b),(d)	6,700	143,179

		1,242,529

Distributors—Consumer Staples — 0.0%
Andersons, Inc.	900	30,654

Distributors—Discretionary — 0.0%
Bassett Furniture Industries, Inc.	800	22,280
Ingram Micro, Inc. Class A	2,800	76,272
Insight Enterprises, Inc. (a),(d)	3,500	90,475
ScanSource, Inc. (a),(d)	2,500	88,650
Speed Commerce, Inc. (a)	9,100	1,765
SYNNEX Corp.	200	17,012
Tech Data Corp. (a)	100	6,850

		303,304

Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,900	333,602
Allegion PLC	21,200	1,222,392
American Science & Engineering, Inc.	400	14,224
AO Smith Corp.	1,000	65,190
Argan, Inc. (d)	1,400	48,552
Belden, Inc. (b),(c)	4,445	207,537
Checkpoint Systems, Inc. (d)	5,900	42,775
Eaton Corp. PLC (b)	62,900	3,226,770
Emerson Electric Co.	3,800	167,846
FARO Technologies, Inc. (a)	500	17,500
Global Power Equipment Group, Inc.	400	1,468
Houston Wire & Cable Co.	7,200	45,648

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Hubbell, Inc. Class B	800	$67,960
Ingersoll-Rand PLC	36,134	1,834,523
Keysight Technologies, Inc. (a)	2,600	80,184
Lennox International, Inc. (b),(c)	4,530	513,385
Littelfuse, Inc. (b),(c)	3,615	329,507
LSI Industries, Inc.	1,900	16,036
OSI Systems, Inc. (a)	300	23,088
Powell Industries, Inc.	100	3,010
Rockwell Automation, Inc.	100	10,147

		8,271,344

Engineering & Construction Services — 0.3%
AECOM Technology Corp. (a),(d)	32	880
Comfort Systems USA, Inc. (d)	11,600	316,216
Dycom Industries, Inc. (a),(d)	8,000	578,880
Fluor Corp. (d)	22,200	940,170
Great Lakes Dredge & Dock Corp. (a)	1,900	9,576
Jacobs Engineering Group, Inc. (a),(d)	18,200	681,226
MasTec, Inc. (a)	600	9,498
Mistras Group, Inc. (a),(d)	500	6,425
MYR Group, Inc. (a)	3,300	86,460
Orion Marine Group, Inc. (a)	7,000	41,860
Quanta Services, Inc. (a),(d)	37,800	915,138
SBA Communications Corp. Class A (a),(b),(c),(d)	4,555	477,091
Team, Inc. (a)	1,200	38,544
TopBuild Corp. (a)	1,500	46,455
TRC Cos., Inc. (a)	100	1,183
Tutor Perini Corp. (a),(d)	100	1,646

		4,151,248

Gaming, Lodging & Restaurants — 0.6%
BJ’s Restaurants, Inc. (a)	10,800	464,724
Bravo Brio Restaurant Group, Inc. (a)	5,000	56,350
Caesars Acquisition Co. Class A (a)	3,800	26,980
Caesars Entertainment Corp. (a)	5,100	30,039
Carnival Corp.	1,000	49,700
Carrols Restaurant Group, Inc. (a)	4,800	57,120
Churchill Downs, Inc.	3,200	428,192
Chuy’s Holdings, Inc. (a)	300	8,520
Cracker Barrel Old Country Store, Inc. (d)	1,100	162,008
Dave & Buster’s Entertainment, Inc. (a)	9,300	351,819
Del Frisco’s Restaurant Group, Inc. (a)	2,700	37,503
Denny’s Corp. (a),(d)	35,400	390,462
Domino’s Pizza, Inc. (d)	12,400	1,338,084
Hyatt Hotels Corp. Class A (a),(d)	2,600	122,460
Isle of Capri Casinos, Inc. (a),(d)	25,600	446,464

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
La Quinta Holdings, Inc. (a)	10,200	$160,956
Marriott International, Inc. Class A	5,300	361,460
Monarch Casino & Resort, Inc. (a)	1,400	25,158
Nathan’s Famous, Inc.	600	22,812
Penn National Gaming, Inc. (a),(d)	27,500	461,450
Popeyes Louisiana Kitchen, Inc. (a)	800	45,088
Royal Caribbean Cruises Ltd. (b),(c)	6,135	546,567
Ruth’s Hospitality Group, Inc. (d)	1,400	22,736
Sonic Corp. (b),(c)	12,000	275,400
Starwood Hotels & Resorts Worldwide, Inc.	35,872	2,384,771

		8,276,823

Hardware — 0.3%
Ciena Corp. (a),(b),(c)	5,625	116,550
Clearfield, Inc. (a)	600	8,058
CommScope Holding Co., Inc. (a),(d)	17,400	522,522
Comtech Telecommunications Corp. (d)	3,100	63,891
Cray, Inc. (a)	1,500	29,715
Daktronics, Inc. (d)	1,300	11,271
Datalink Corp. (a)	3,700	22,089
Dolby Laboratories, Inc. Class A (d)	10,900	355,340
Electronics For Imaging, Inc. (a),(b)	4,300	186,104
EMC Corp.	8,000	193,280
Emcore Corp. (a)	19,300	131,240
F5 Networks, Inc. (a)	1,900	220,020
Finisar Corp. (a)	500	5,565
Hewlett-Packard Co. (b)	12,900	330,369
Hutchinson Technology, Inc. (a)	5,000	8,000
Imation Corp. (a)	1,700	3,621
Immersion Corp. (a)	4,200	47,166
Imprivata, Inc. (a)	4,500	79,965
Infinera Corp. (a)	400	7,824
KVH Industries, Inc. (a)	600	6,000
Mercury Systems, Inc. (a),(d)	5,700	90,687
Multi-Fineline Electronix, Inc. (a)	2,500	41,750
NETGEAR, Inc. (a)	1,700	49,589
Rovi Corp. (a)	21,200	222,388
ShoreTel, Inc. (a),(d)	11,000	82,170
Skullcandy, Inc. (a),(d)	1,700	9,401
Super Micro Computer, Inc. (a)	1,500	40,890
Telenav, Inc. (a),(d)	2,200	17,182
TTM Technologies, Inc. (a)	5,700	35,511
Viavi Solutions, Inc. (a)	1,800	9,666
Vicor Corp. (a)	700	7,140
Vishay Precision Group, Inc. (a)	2,300	26,657
Vocera Communications, Inc. (a)	500	5,705

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
VOXX International Corp. (a),(d)	1,700	$12,614
Western Digital Corp. (d)	10,700	850,008

		3,849,948

Health Care Facilities/Services — 1.8%
Addus HomeCare Corp. (a)	1,800	56,070
Adeptus Health, Inc. Class A (a)	500	40,380
Aetna, Inc. (b),(c)	32,620	3,568,954
Alliance HealthCare Services, Inc. (a)	1,100	10,736
Almost Family, Inc. (a)	1,200	48,060
Amedisys, Inc. (a),(d)	3,700	140,489
Brookdale Senior Living, Inc. (a),(b),(c),(d)	210,530	4,833,769
Centene Corp. (a)	4,600	249,458
Digirad Corp. (d)	2,000	7,480
Envision Healthcare Holdings, Inc. (a)	4,400	161,876
Five Star Quality Care, Inc. (a),(d)	3,100	9,579
HCA Holdings, Inc. (a),(b),(d)	29,840	2,308,422
Health Net, Inc. (a),(d)	10,200	614,244
Healthways, Inc. (a)	2,900	32,248
Inc. Research Holdings, Inc. Class A (a)	1,000	40,000
Kindred Healthcare, Inc. (b)	4,232	66,654
Laboratory Corp. of America Holdings (a),(b),(c)	31,340	3,399,450
LHC Group, Inc. (a)	100	4,477
Magellan Health, Inc. (a)	800	44,344
McKesson Corp. (b),(c)	21,900	4,052,157
PharMerica Corp. (a)	400	11,388
Premier, Inc. Class A (a)	2,300	79,051
Quintiles Transnational Holdings, Inc. (a)	5,500	382,635
RadNet, Inc. (a),(d)	4,400	24,420
Surgical Care Affiliates, Inc. (a)	1,300	42,497
Universal American Corp. (d)	4,900	33,516
Universal Health Services, Inc. Class B (b),(d)	19,160	2,391,360
US Physical Therapy, Inc.	300	13,467
VCA Antech, Inc. (a),(d)	900	47,385

		22,714,566

Home & Office Products — 0.1%
American Woodmark Corp. (a),(d)	4,700	304,889
Armstrong World Industries, Inc. (a)	2,300	109,802
Blount International, Inc. (a)	3,800	21,166
Griffon Corp.	1,800	28,386
Hooker Furniture Corp.	1,400	32,956
Interface, Inc.	600	13,464
Kimball International, Inc. Class B (d)	5,600	52,976
LGI Homes, Inc. (a)	100	2,719
Libbey, Inc. (d)	3,200	104,352

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Masco Corp.	8,500	$214,030
Mohawk Industries, Inc. (a)	200	36,358
Newell Rubbermaid, Inc.	100	3,971
Ryland Group, Inc.	4,416	180,305
Scotts Miracle-Gro Co. Class A	2,100	127,722

		1,233,096

Industrial Services — 0.2%
Electro Rent Corp.	2,500	25,950
Furmanite Corp. (a),(d)	2,900	17,632
HD Supply Holdings, Inc. (a),(d)	73,000	2,089,260
WESCO International, Inc. (a),(d)	2,600	120,822

		2,253,664

Institutional Financial Service — 0.2%
BGC Partners, Inc. Class A	5,100	41,922
Evercore Partners, Inc. Class A	10,826	543,898
INTL. FCStone, Inc. (a)	5,000	123,450
KCG Holdings, Inc. Class A (a)	4,800	52,656
Moelis & Co. Class A (d)	23,408	614,694
Northern Trust Corp. (d)	13,491	919,547

		2,296,167

Insurance — 1.6%
American Equity Investment Life Holding Co.	4,900	114,219
American International Group, Inc.	178,878	10,163,848
AMERISAFE, Inc.	200	9,946
Assured Guaranty Ltd.	110,334	2,758,350
Axis Capital Holdings Ltd.	49,900	2,680,628
Citizens, Inc. (a)	200	1,484
Crawford & Co. Class B	200	1,122
Employers Holdings, Inc.	7,000	156,030
FBL Financial Group, Inc. Class A	1,100	67,672
Fidelity & Guaranty Life	1,600	39,264
Greenlight Capital Re Ltd. A Shares (a)	600	13,368
Hartford Financial Services Group, Inc.	18,989	869,316
Heritage Insurance Holdings, Inc. (a)	700	13,811
Lincoln National Corp.	7,300	346,458
Maiden Holdings Ltd.	1,500	20,820
NMI Holdings, Inc. Class A (a)	2,000	15,200
OneBeacon Insurance Group Ltd. Class A	3,900	54,756
Phoenix Cos., Inc. (a)	100	3,299
Principal Financial Group, Inc. (d)	20,816	985,430
Prudential Financial, Inc.	6,677	508,854
State Auto Financial Corp.	64	1,460
United Fire Group, Inc.	100	3,505

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Universal Insurance Holdings, Inc.	600	$17,724
Willis Group Holdings PLC	57,400	2,351,678

		21,198,242

Iron & Steel — 0.1%
Northwest Pipe Co. (a)	100	1,306
Nucor Corp.	25,200	946,260
Reliance Steel & Aluminum Co.	3,900	210,639
Ryerson Holding Corp. (a)	800	4,200
Shiloh Industries, Inc. (a)	800	6,480
Steel Dynamics, Inc.	200	3,436
SunCoke Energy, Inc.	1,900	14,782
Worthington Industries, Inc. (d)	3,400	90,032

		1,277,135

Leisure Products — 0.0%
JAKKS Pacific, Inc. (a)	300	2,556
Johnson Outdoors, Inc. Class A	100	2,110
LeapFrog Enterprises, Inc. (a)	7,600	5,423
Malibu Boats, Inc. (a)	200	2,796
Vista Outdoor, Inc. (a)	22	977

		13,862

Machinery — 0.1%
Alamo Group, Inc.	300	14,025
Columbus McKinnon Corp.	800	14,528
Douglas Dynamics, Inc.	100	1,986
Federal Signal Corp.	5,700	78,147
Graham Corp.	900	15,885
Hyster-Yale Materials Handling, Inc.	300	17,349
Illinois Tool Works, Inc.	1,800	148,158
Intevac, Inc. (a)	1,000	4,600
ITT Corp.	200	6,686
John Bean Technologies Corp.	1,000	38,250
Joy Global, Inc.	86,700	1,294,431
Kadant, Inc.	1,400	54,614
MSA Safety, Inc.	200	7,994
MTS Systems Corp.	100	6,011
Raven Industries, Inc.	500	8,475
Rofin-Sinar Technologies, Inc. (a),(d)	3,100	80,383
Xerium Technologies, Inc. (a)	1,700	22,066

		1,813,588

Manufactured Goods — 0.0%
Aegion Corp. (a),(d)	2,500	41,200
Ampco-Pittsburgh Corp. (d)	1,500	16,365

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Chart Industries, Inc. (a),(d)	5,700	$109,497
Dynamic Materials Corp. (d)	1,900	18,126
Gibraltar Industries, Inc. (a)	2,000	36,700
Global Brass & Copper Holdings, Inc.	3,600	73,836
Insteel Industries, Inc.	300	4,824
LB Foster Co. Class A	4,300	52,804
Rogers Corp. (a)	400	21,272

		374,624

Media — 2.5%
A H Belo Corp. Class A	1,600	7,888
Alphabet, Inc. Class A (a)	6,100	3,894,057
Alphabet, Inc. Class C (a),(b)	769	467,875
Autobytel, Inc. (a)	1,900	31,863
Boingo Wireless, Inc. (a),(d)	8,800	72,864
CBS Corp. Class B	44,000	1,755,600
Charter Communications, Inc. Class A (a),(d)	10,200	1,793,670
Clear Channel Outdoor Holdings, Inc. Class A (a),(d)	9,600	68,448
Comcast Corp. Class A	7,000	398,160
Demand Media, Inc. (a)	40	167
DISH Network Corp. Class A (a),(d)	38,500	2,246,090
Entercom Communications Corp. Class A (a)	200	2,032
Eros International PLC (a)	4,400	119,636
Expedia, Inc.	7,500	882,600
Gray Television, Inc. (a)	5,000	63,800
Harte-Hanks, Inc. (d)	13,200	46,596
Interpublic Group of Cos., Inc.	1,700	32,521
Lee Enterprises, Inc. (a)	200	416
McClatchy Co. Class A (a)	2,600	2,522
MDC Partners, Inc. Class A	50	922
National CineMedia, Inc. (d)	8,400	112,728
News Corp. Class A (d)	43,800	552,756
Priceline Group, Inc. (The) (a),(b)	220	272,109
RetailMeNot, Inc. (a)	2,100	17,304
Starz (a)	1	37
TechTarget, Inc. (a),(d)	5,000	42,600
Time Warner Cable, Inc. (d)	52,460	9,409,750
Time Warner, Inc.	100	6,875
Twenty-First Century Fox, Inc. Class A (c)	231,128	6,235,834
VeriSign, Inc. (a),(d)	11,300	797,328
WebMD Health Corp. (a),(d)	900	35,856
XO Group, Inc. (a),(d)	5,200	73,476
Yahoo!, Inc. (a)	117,843	3,406,841
YuMe, Inc. (a)	400	1,036

		32,852,257

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Medical Equipment/Devices — 2.1%
Abbott Laboratories (b),(d)	142,800	$5,743,416
ABIOMED, Inc. (a)	3,600	333,936
Affymetrix, Inc. (a),(b)	28,000	239,120
Agilent Technologies, Inc. (b),(c),(d)	186,640	6,407,351
AngioDynamics, Inc. (a),(d)	6,100	80,459
Catalent, Inc. (a)	400	9,720
CR Bard, Inc. (b),(d)	23,780	4,430,452
CryoLife, Inc.	3,800	36,974
Cutera, Inc. (a)	1,500	19,620
DENTSPLY International, Inc.	5,300	268,021
Edwards Lifesciences Corp. (a),(b),(d)	38,600	5,487,762
Exactech, Inc. (a)	1,100	19,173
Genomic Health, Inc. (a)	300	6,348
Harvard Bioscience, Inc. (a)	600	2,268
HeartWare International, Inc. (a)	2,700	141,237
Hologic, Inc. (a)	21,600	845,208
ICU Medical, Inc. (a)	700	76,650
Inogen, Inc. (a)	1,300	63,115
Integra LifeSciences Holdings Corp. (a)	300	17,865
Luminex Corp. (a),(d)	4,300	72,713
Medtronic PLC (b),(c)	8,950	599,113
Merit Medical Systems, Inc. (a)	9,800	234,318
Myriad Genetics, Inc. (a)	200	7,496
OraSure Technologies, Inc. (a)	5,800	25,752
Orthofix International NV (a)	3,900	131,625
Quidel Corp. (a)	300	5,664
RTI Surgical, Inc. (a),(d)	13,100	74,408
Sientra, Inc. (a)	200	2,030
Sirona Dental Systems, Inc. (a),(b)	8,900	830,726
SurModics, Inc. (a)	2,000	43,680
T2 Biosystems, Inc. (a)	200	1,752
Varian Medical Systems, Inc. (a),(b)	700	51,646
Vascular Solutions, Inc. (a)	800	25,928
VWR Corp. (a),(b),(d)	11,780	302,628
Wright Medical Group NV (a)	7,833	159,715
Wright Medical Group, Inc. (a),(d)	35,500	746,210
Zeltiq Aesthetics, Inc. (a),(d)	6,700	214,601
Zimmer Holdings, Inc. (b),(d)	1,400	131,502

		27,890,202

Metals & Mining — 0.0%
Alcoa, Inc.	96	927
Century Aluminum Co. (a)	9,900	45,540

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Encore Wire Corp.	2,100	$68,607
Noranda Aluminum Holding Corp.	3,271	5,365

		120,439

Oil, Gas & Coal — 2.2%
Arch Coal, Inc.	5,820	19,206
Baker Hughes, Inc. (d)	191,111	9,945,416
Bristow Group, Inc.	1,300	34,008
Cameron International Corp. (a),(d)	22,000	1,349,040
Chevron Corp. (d)	50,400	3,975,552
Cimarex Energy Co.	2,600	266,448
Concho Resources, Inc. (a)	15,400	1,513,820
Dawson Geophysical Co. (a)	1,776	6,767
Dril-Quip, Inc. (a),(d)	1,700	98,974
Evolution Petroleum Corp. (d)	900	4,995
Exxon Mobil Corp.	15,500	1,152,425
FMC Technologies, Inc. (a),(d)	29,900	926,900
Forum Energy Technologies, Inc. (a)	2,800	34,188
Gulf Island Fabrication, Inc.	3,200	33,696
Gulfport Energy Corp. (a),(d)	17,300	513,464
Hallador Energy Co.	300	2,085
Halliburton Co. (d)	113,300	4,005,155
Helix Energy Solutions Group, Inc. (a)	28,800	137,952
Helmerich & Payne, Inc.	400	18,904
Kinder Morgan, Inc.	16	443
LinnCo LLC	11,799	31,975
Marathon Petroleum Corp.	16,100	745,913
Matrix Service Co. (a)	4,900	110,103
Mitcham Industries, Inc. (a)	600	2,268
Murphy USA, Inc. (a)	1,000	54,950
National Oilwell Varco, Inc.	3,800	143,070
Natural Gas Services Group, Inc. (a)	1,100	21,230
Newpark Resources, Inc. (a)	11,700	59,904
Noble Energy, Inc.	6,016	181,563
NOW, Inc. (a)	6,400	94,720
Oil States International, Inc. (a),(d)	14,900	389,337
Panhandle Oil and Gas, Inc. Class A	100	1,616
Peabody Energy Corp. (a)	236,800	326,784
Penn Virginia Corp. (a)	63,700	33,761
QEP Resources, Inc.	12,400	155,372
Schlumberger Ltd.	12,200	841,434
Southwestern Energy Co. (a),(d)	91,300	1,158,597
Stone Energy Corp. (a)	3,200	15,872
Swift Energy Co. (a)	39,300	14,797
Tesco Corp. (d)	2,300	16,422
TransAtlantic Petroleum Ltd. (a)	100	254

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
VAALCO Energy, Inc. (a)	3,600	$6,120
Valero Energy Corp. (b)	2,200	132,220
Warren Resources, Inc. (a),(d)	4,700	2,300
Weatherford International PLC (a)	27,300	231,504

		28,811,524

Passenger Transportation — 0.1%
Delta Air Lines, Inc.	2,400	107,688
Era Group, Inc. (a)	200	2,994
Hawaiian Holdings, Inc. (a),(d)	21,700	535,556
JetBlue Airways Corp. (a)	16,900	435,513
Spirit Airlines, Inc. (a),(d)	838	39,637
Virgin America, Inc. (a),(d)	20,200	691,446

		1,812,834

Real Estate — 2.1%
Agree Realty Corp.	1,200	35,820
American Tower Corp.	7,292	641,550
Armada Hoffler Properties, Inc. (d)	6,400	62,528
Ashford Hospitality Prime, Inc. (d)	7,672	107,638
Ashford Hospitality Trust, Inc. (d)	137,868	840,995
CBRE Group, Inc. (a),(b),(c),(d)	32,500	1,040,000
Equinix, Inc.	48	13,123
FelCor Lodging Trust, Inc. (d)	30,800	217,756
Forest City Enterprises, Inc. Class A (a)	51,860	1,043,942
Gladstone Commercial Corp. (d)	7,200	101,592
Gramercy Property Trust, Inc.	754	15,661
InfraREIT, Inc.	200	4,736
Kennedy-Wilson Holdings, Inc.	73,216	1,623,199
Lamar Advertising Co. Class A (c)	184,813	9,643,542
Marcus & Millichap, Inc. (a)	400	18,396
New York REIT, Inc.	288,552	2,902,833
NorthStar Realty Finance Corp.	185,713	2,293,556
One Liberty Properties, Inc.	200	4,266
Realogy Holdings Corp. (a),(b),(c),(d)	67,561	2,542,320
Strategic Hotels & Resorts, Inc. (a)	44	607
Urstadt Biddle Properties, Inc. Class A	500	9,370
Ventas, Inc. (b),(c)	28,610	1,603,877
VEREIT, Inc. REIT (d)	143,000	1,103,960
Welltower, Inc. (b)	23,920	1,619,862
Weyerhaeuser Co. (d)	1,600	43,744

		27,534,873

Recreation Facilities & Services — 0.1%
International Speedway Corp. Class A	600	19,032
Intrawest Resorts Holdings, Inc. (a)	2,800	24,248

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Marcus Corp.	700	$13,538
RCI Hospitality Holdings, Inc. (a)	100	1,042
Regal Entertainment Group Class A (d)	9,300	173,817
SFX Entertainment, Inc. (a)	901	459
Six Flags Entertainment Corp.	9,900	453,222
Speedway Motorsports, Inc.	1,600	28,880
Town Sports International Holdings, Inc. (d)	3,200	8,416

		722,654

Renewable Energy — 0.3%
Ameresco, Inc. Class A (a)	100	588
Broadwind Energy, Inc. (a)	1,000	2,070
First Solar, Inc. (a)	89,300	3,817,575
Renewable Energy Group, Inc. (a)	15,300	126,684

		3,946,917

Retail—Consumer Staples — 0.5%
Dollar Tree, Inc. (a),(b),(c),(d)	7,585	505,616
Five Below, Inc. (a),(b),(c)	11,860	398,259
Kroger Co.	100	3,607
Rite Aid Corp. (a),(b),(c),(d)	748,300	4,542,181
Sprouts Farmers Market, Inc. (a),(b),(c)	18,100	381,910
SUPERVALU, Inc. (a),(d)	109,900	789,082

		6,620,655

Retail Discretionary — 1.8%
Amazon.com, Inc. (a),(b),(c),(d)	8,918	4,565,035
Bed Bath & Beyond, Inc. (a)	10,100	575,902
Big 5 Sporting Goods Corp. (d)	6,700	69,546
Builders FirstSource, Inc. (a)	100	1,268
Citi Trends, Inc. (d)	5,500	128,590
Destination XL Group, Inc. (a)	300	1,743
Dick’s Sporting Goods, Inc.	3,100	153,791
EVINE Live, Inc. (a)	1,100	2,882
GNC Holdings, Inc. Class A	7,100	286,982
Hertz Global Holdings, Inc. (a),(c)	199,202	3,332,649
Home Depot, Inc.	29,600	3,418,504
JC Penney Co., Inc. (a)	10,600	98,474
Kirkland’s, Inc.	4,600	99,084
Kohl’s Corp. (b)	2,100	97,251
L Brands, Inc. (d)	24,600	2,217,198
Lands’ End, Inc. (a)	1,400	37,814
Liberty Interactive Corp. Class A (a)	100	2,623
Liquidity Services, Inc. (a)	1,800	13,302
Michaels Cos., Inc. (a)	2,100	48,510
Netflix, Inc. (a)	38,100	3,934,206

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
New York & Co., Inc. (a)	300	$744
Nordstrom, Inc.	700	50,197
Pep Boys-Manny Moe & Jack (a)	8,300	101,177
Restoration Hardware Holdings, Inc. (a),(b),(c)	4,205	392,369
Sears Hometown and Outlet Stores, Inc. (a)	300	2,403
Signet Jewelers Ltd.	1,100	149,743
Sportsman’s Warehouse Holdings, Inc. (a)	700	8,624
Stein Mart, Inc.	7,200	69,696
Tiffany & Co. (b)	200	15,444
Ulta Salon Cosmetics & Fragrance, Inc. (a),(d)	18,800	3,070,980
United Online, Inc. (a),(d)	3,442	34,420
Vera Bradley, Inc. (a)	100	1,261

		22,982,412

Semiconductors — 1.1%
Alpha & Omega Semiconductor Ltd. (a)	1,900	14,801
Amkor Technology, Inc. (a)	17,200	77,228
Analog Devices, Inc.	5,300	298,973
Applied Materials, Inc. (d)	215,000	3,158,350
Axcelis Technologies, Inc. (a),(d)	9,700	25,899
Broadcom Corp. Class A	100	5,143
Cascade Microtech, Inc. (a)	600	8,484
CEVA, Inc. (a)	800	14,856
Cirrus Logic, Inc. (a)	8,500	267,835
Cohu, Inc.	5,900	58,174
Cree, Inc. (a),(d)	22,200	537,906
DSP Group, Inc. (a)	2,700	24,597
Electro Scientific Industries, Inc.	3,600	16,704
FormFactor, Inc. (a),(d)	15,000	101,700
Freescale Semiconductor Ltd. (a)	48,800	1,785,104
GSI Technology, Inc. (a)	518	2,103
II-VI, Inc. (a)	1,200	19,296
Integrated Device Technology, Inc. (a),(b)	27,800	564,340
Intel Corp. (b)	5,600	168,784
IPG Photonics Corp. (a),(b)	500	37,985
IXYS Corp.	6,900	77,004
Kemet Corp. (a),(d)	1,800	3,312
KLA-Tencor Corp. (d)	65,400	3,270,000
Lattice Semiconductor Corp. (a),(d)	14,400	55,440
M/A-COM Technology Solutions Holdings, Inc. (a)	100	2,899
Maxim Integrated Products, Inc. (b)	2,100	70,140
MaxLinear, Inc. Class A (a)	48	597
Micron Technology, Inc. (a),(d)	173,200	2,594,536
Newport Corp. (a),(d)	2,000	27,500
NVE Corp.	200	9,708
ON Semiconductor Corp. (a)	1,400	13,160

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Park Electrochemical Corp.	1,300	$22,867
Pericom Semiconductor Corp.	3,500	63,875
Photronics, Inc. (a),(d)	7,000	63,420
Qualcomm, Inc.	16,300	875,799
Rudolph Technologies, Inc. (a),(d)	4,200	52,290
Ultra Clean Holdings, Inc. (a),(d)	5,100	29,274
Ultratech, Inc. (a),(d)	2,300	36,846
Vishay Intertechnology, Inc. (d)	800	7,752

		14,464,681

Software — 1.0%
Agilysys, Inc. (a)	700	7,784
American Software, Inc. Class A	300	2,826
Autodesk, Inc. (a),(d)	35,600	1,571,384
Calix, Inc. (a)	5,300	41,287
Carbonite, Inc. (a)	8,900	99,057
Cerner Corp. (a),(b),(c),(d)	7,430	445,503
Citrix Systems, Inc. (a)	7,400	512,672
CommVault Systems, Inc. (a)	2,600	88,296
Cvent, Inc. (a)	1,800	60,588
Digi International, Inc. (a)	3,300	38,907
Ebix, Inc.	200	4,992
Electronic Arts, Inc. (a),(b),(c),(d)	20,660	1,399,715
Intralinks Holdings, Inc. (a)	7,100	58,859
Limelight Networks, Inc. (a)	14,700	28,077
Lionbridge Technologies, Inc. (a),(d)	3,100	15,314
LogMeIn, Inc. (a)	200	13,632
Microsoft Corp.	14,200	628,492
MicroStrategy, Inc. Class A (a)	1,600	314,352
Model N, Inc. (a)	1,600	16,016
Monotype Imaging Holdings, Inc.	500	10,910
Oracle Corp. (b)	29,500	1,065,540
Paycom Software, Inc. (a),(b),(d)	10,680	383,519
PDF Solutions, Inc. (a)	1,900	19,000
QAD, Inc. Class A	2,900	74,240
Rackspace Hosting, Inc. (a)	27,500	678,700
RealNetworks, Inc. (a),(d)	1,300	5,317
Red Hat, Inc. (a),(b),(c),(d)	5,775	415,107
salesforce.com, Inc. (a),(b),(c)	16,055	1,114,699
SciQuest, Inc. (a)	100	1,000
SS&C Technologies Holdings, Inc. (b),(c),(d)	25,139	1,760,735
Support.com, Inc. (a)	2,500	2,800
Symantec Corp.	12,000	233,640
VMware, Inc. Class A (a),(d)	28,500	2,245,515
Web.com Group, Inc. (a),(d)	4,400	92,752

		13,451,227

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Specialty Finance — 0.2%
Alliance Data Systems Corp. (a)	41	$10,618
American Capital Agency Corp.	35	655
American Capital Mortgage Investment Corp. (d)	400	5,896
Arbor Realty Trust, Inc. (d)	9,400	59,784
Cherry Hill Mortgage Investment Corp. (d)	600	9,138
Consumer Portfolio Services, Inc. (a),(d)	1,400	6,972
CoreLogic, Inc. (a),(d)	17,000	632,910
Dynex Capital, Inc.	6,900	45,264
Ellington Residential Mortgage REIT (d)	3,300	40,095
Flagstar Bancorp, Inc. (a)	700	14,392
Global Payments, Inc.	400	45,892
HFF, Inc. Class A	100	3,376
Higher One Holdings, Inc. (a)	100	197
McGrath RentCorp	100	2,669
Meta Financial Group, Inc.	1,700	71,009
MFA Financial, Inc.	17,000	115,770
Nicholas Financial, Inc. (a)	400	5,192
Regional Management Corp. (a)	400	6,200
Springleaf Holdings, Inc. (a)	31,013	1,355,888
Vantiv, Inc. Class A (a)	1,200	53,904
Walker & Dunlop, Inc. (a)	1,000	26,080
ZAIS Financial Corp. (d)	1,300	17,420

		2,529,321

Technology Services — 0.6%
Black Box Corp.	3,600	53,064
Broadridge Financial Solutions, Inc.	400	22,140
CDW Corp.	3,200	130,752
Ciber, Inc. (a),(d)	6,000	19,080
Cognizant Technology Solutions Corp. Class A (a),(b)	6,655	416,670
CSG Systems International, Inc.	3,300	101,640
Cubic Corp.	1,600	67,104
ExlService Holdings, Inc. (a),(d)	800	29,544
Globant SA (a)	1,000	30,590
Leidos Holdings, Inc.	10,100	417,231
Luxoft Holding, Inc. (a)	500	31,645
Markit Ltd. (a)	31,690	919,010
MSCI, Inc.	21,045	1,251,336
Perficient, Inc. (a),(d)	2,200	33,946
Sabre Corp.	99,700	2,709,846
TransUnion (a),(b),(d)	13,120	329,574
Xerox Corp. (d)	57,300	557,529

		7,120,701

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Telecommunications — 0.4%
Alaska Communications Systems Group, Inc. (a)	7,500	$16,425
AT&T, Inc.	24,889	810,884
EarthLink Holdings Corp.	18,000	140,040
FairPoint Communications, Inc. (a),(d)	3,100	47,771
General Communication, Inc. Class A (a),(d)	9,800	169,148
Hawaiian Telcom Holdco, Inc. (a)	1,300	27,014
IDT Corp. Class B	1,300	18,590
Inteliquent, Inc.	8,800	196,504
Internap Network Services Corp. (a)	5,800	35,554
j2 Global, Inc. (b),(c)	5,450	386,132
Level 3 Communications, Inc. (a)	50	2,185
Lumos Networks Corp.	3,400	41,344
Premiere Global Services, Inc. (a),(d)	900	12,366
RingCentral, Inc. Class A (a)	9,300	168,795
Shenandoah Telecommunications Co.	200	8,562
Spok Holdings, Inc. (d)	2,000	32,920
TeleCommunication Systems, Inc. Class A (a)	3,300	11,352
Telephone & Data Systems, Inc.	2,300	57,408
Verizon Communications, Inc. (b),(d)	45,100	1,962,301
West Corp. (d)	21,000	470,400
Zix Corp. (a),(d)	19,300	81,253

		4,696,948

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a),(d)	15,000	128,250
ArcBest Corp.	1,000	25,770
Celadon Group, Inc.	300	4,806
CSX Corp.	6,000	161,400
FedEx Corp.	300	43,194
Hub Group, Inc. Class A (a)	900	32,769
JB Hunt Transport Services, Inc.	9,600	685,440
Marten Transport Ltd.	500	8,085
ModusLink Global Solutions, Inc. (a)	1,600	4,576
Navios Maritime Acquisition Corp.	6,100	21,472
Norfolk Southern Corp.	1,300	99,320
Saia, Inc. (a)	2,900	89,755
Stamps.com, Inc. (a)	3,200	236,832
Swift Transportation Co. (a)	100	1,502
Union Pacific Corp.	1,800	159,138
USA Truck, Inc. (a)	800	13,784

		1,716,093

Transportation Equipment — 0.1%
Accuride Corp. (a)	100	277
American Railcar Industries, Inc.	600	21,696

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
PACCAR, Inc.	9,500	$495,615
Spartan Motors, Inc.	200	826
WABCO Holdings, Inc. (a),(b),(c)	2,850	298,765

		817,179

Utilities — 0.0%
California Water Service Group	1,500	33,180
Middlesex Water Co.	400	9,536
Pinnacle West Capital Corp.	34	2,181
Talen Energy Corp. (a)	100	1,010
Unitil Corp.	200	7,376
WEC Energy Group, Inc.	38	1,984

		55,267

Waste & Environmental Service Equipment & Facility — 0.4%
Casella Waste Systems, Inc. Class A (a),(d)	12,100	70,180
Ceco Environmental Corp. (d)	42	344
Fuel Tech, Inc. (a)	100	191
Stericycle, Inc. (a),(b),(c),(d)	39,200	5,460,952

		5,531,667

Total United States		446,090,083

TOTAL COMMON STOCK (COST $591,037,803)		536,310,763

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 10.2%
Cayman Islands — 5.4%
ABCLO Ltd., Series 2007-1A, Class C, 2.14%, 04/15/21 (b),(e),(g)	$1,000,000	990,100
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 0.73%, 07/23/35 (b),(e),(g)	1,952,342	1,639,968
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 0.73%, 09/23/37 (b),(e),(g)	2,067,000	1,178,190
AMMC CDO, Series 2015-16A, Class E, 5.87%, 04/14/27 (b),(e),(g)	600,000	539,160
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.55%, 01/30/24 (b),(e),(g)	500,000	492,500
Attentus CDO III Ltd., Series 2007-3A, Class A1B, 0.55%, 10/11/42 (b),(e),(f),(g)	182,323	165,914
Babson CLO Ltd., Series 2013-IA, Class D, 3.79%, 04/20/25 (b),(e),(g)	300,000	288,480
BlueMountain CLO Ltd., Series 2014-1A, Class D, 3.75%, 04/30/26 (b),(e),(g)	797,000	756,911

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.79%, 07/21/20 (b),(e),(g)	$2,000,000	$1,911,000
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class D, 3.77%, 05/15/25 (b),(e),(g)	900,000	864,990
Catamaran CLO Ltd.,
Series 2015-1A, Class D, 3.95%, 04/22/27 (b),(e),(g)	700,000	650,930
Series 2015-1A, Class E, 5.45%, 04/22/27 (b),(e),(g)	700,000	588,630
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.23%, 05/20/26 (b),(e),(g)	1,700,000	1,439,900
CIFC Funding 2013-II Ltd., Series 2013-2A, Class A3L, 2.94%, 04/21/25 (b),(e),(g)	600,000	575,940
CIFC Funding Ltd.,
Series 2013-1A, Class D, 5.53%, 04/16/25 (b),(e),(g)	327,000	303,750
Series 2015-2A, Class E, 5.72%, 04/15/27 (b),(e),(g)	700,000	613,200
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.79%, 10/15/21 (b),(e),(g)	850,000	858,755
ColumbusNova CLO Ltd., Series 2007-1A, Class E, 3.92%, 05/16/19 (b),(e),(g)	539,000	526,387
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.28%, 11/21/22 (b),(e),(g)	500,000	500,400
Cutwater Ltd.,
Series 2014-1A, Class C, 3.99%, 07/15/26 (b),(e),(g)	2,203,000	2,009,356
Series 2015-1A, Class D1, 4.18%, 07/15/27 (b),(e),(g)	1,294,000	1,187,633
Diamond Head Aviation, Series 2015-1, Class B, 5.92%, 07/14/28 (b),(e)	2,191,473	2,196,075
Duane Street CLO, Series 2007-5X, Class B, REG S, 8.04%, 10/14/21 (b),(g)	1,533,000	1,536,066
Eaton Vance CDO VIII Ltd., Series 2006-8A, Class D, 3.74%, 08/15/22 (b),(e),(g)	400,000	385,320
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 3.99%, 01/16/26 (b),(e),(g)	515,000	482,710
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.72%, 11/15/24 (b),(e),(g)	2,600,000	2,600,000
Golub Capital Partners CLO Ltd.,
Series 2011-10AR, Class DR, 4.14%, 10/20/21 (b),(e),(g)	750,000	736,875
Series 2015-22A, Class C, 4.42%, 02/20/27 (b),(e),(g)	800,000	744,640

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Harbourview CDO III Ltd., Series 3A, Class A, 0.78%, 09/15/31 (b),(e),(f),(g)	$2,116,399	$1,968,252
ING IM CLO Ltd.,
Series 2013-1A, Class C, 3.79%, 04/15/24 (b),(e),(g)	300,000	288,780
Series 2013-2A, Class C, 3.80%, 04/25/25 (b),(e),(g)	429,000	412,741
Series 2013-2A, Class D, 5.30%, 04/25/25 (b),(e),(g)	450,000	401,355
JFIN CLO Ltd., Series 2007-1A, Class D, 3.09%, 07/20/21 (b),(e),(g)	1,500,000	1,416,900
Katonah Ltd., Series 2007-10A, Class E, 4.33%, 04/17/20 (b),(e),(g)	1,805,000	1,756,084
Kingsland IV Ltd., Series 2007-4A, Class E, 3.64%, 04/16/21 (b),(e),(g)	628,000	587,306
KKR Financial CLO Ltd.,
Series 10, Class D, 4.09%, 01/15/26 (b),(e),(g)	1,200,000	1,093,680
Series 2012-1A, Class C, 4.79%, 12/15/24 (b),(e),(g)	500,000	485,200
LightPoint CLO V Ltd., Series 2006-5A, Class D, 3.96%, 08/05/19 (b),(e),(g)	670,000	666,650
Madison Park Funding X Ltd., Series 2012-10A, Class E, 5.54%, 01/20/25 (b),(e),(g)	1,700,000	1,575,730
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 4.00%, 04/20/26 (b),(e),(g)	350,000	338,625
MidOcean Credit CLO III,
Series 2014-3A, Class D, 4.04%, 07/21/26 (b),(e),(g)	3,268,000	3,003,292
Series 2014-3A, Class E, 5.54%, 07/21/26 (b),(e),(g)	2,594,000	2,214,757
MMCAPS Funding XIX Ltd. / MMCAPS Funding XIX Corp., 0.61%, 01/12/38 (b),(e),(f),(g)	64,307	—
MSIM Peconic Bay Ltd., Series 2007-1A, Class E, 5.79%, 07/20/19 (b),(e),(g)	184,256	184,256
Ocean Trails CLO V,
Series 2014-5A, Class D, 4.25%, 10/13/26 (b),(e),(g)	800,000	745,360
Series 2014-5A, Class E, 5.64%, 10/13/26 (b),(e),(g)	800,000	680,240
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.29%, 01/15/24 (b),(e),(g)	350,000	347,305
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 4.76%, 10/25/25 (b),(e),(g)	600,000	521,820

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 5.56%, 08/12/26 (b),(e),(g)	$1,525,000	$1,347,490
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.95%, 07/22/25 (b),(e),(g)	400,000	354,240
OZLM Funding V Ltd.,
Series 2013-5A, Class C, 3.79%, 01/17/26 (b),(e),(g)	2,050,000	1,933,765
Series 2013-5A, Class D, 5.04%, 01/17/26 (b),(e),(g)	1,400,000	1,219,120
OZLM VII Ltd., Series 2014-7A, Class C, 3.89%, 07/17/26 (b),(e),(g)	1,300,000	1,233,830
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 1.05%, 07/03/33 (b),(e),(g)	539,225	469,125
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 0.64%, 03/22/37 (b),(e),(g)	3,544,348	2,587,374
Red River CLO Ltd., Series 1A, Class D, 1.95%, 07/27/18 (b),(e),(g)	5,500,000	5,422,450
Sound Point CLO I Ltd., Series 2012-1A, Class E, 6.29%, 10/20/23 (b),(e),(g)	300,000	284,610
Sound Point CLO IX Ltd., Series 2015-2A, Class D, 4.02%, 07/20/27 (b),(e),(g)	500,000	462,700
Stone Tower CLO VI Ltd., Series 2007-6A, Class D, 3.89%, 04/17/21 (b),(e),(g)	1,085,000	1,036,934
Symphony CLO IX Ltd., Series 2012-9A, Class E, 5.29%, 04/16/22 (b),(e),(g)	1,000,000	966,800
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.29%, 01/17/25 (b),(e),(g)	500,000	496,150
Symphony CLO XII Ltd., Series 2013-12A, Class D, 3.79%, 10/15/25 (b),(e),(g)	500,000	486,050
Venture CDO Ltd.,
Series 2007-13A, Class A3, 0.74%, 11/09/42 (b),(e),(g)	863,000	483,280
Series 2013-15A, Class C, 3.39%, 07/15/25 (b),(e),(g)	1,300,000	1,274,780
Venture X CLO Ltd., Series 2012-10A, Class D, 4.49%, 07/20/22 (b),(e),(g)	500,000	495,350
Venture XIX CLO Ltd., Series 2014-19A, Class D, 4.29%, 01/15/27 (b),(e),(g)	2,500,000	2,427,500
Vibrant CLO Ltd., Series 2015-3A, Class C, 3.94%, 04/20/26 (b),(e),(g)	483,000	455,276
WhiteHorse Ltd., Series 2014-1A, Class D, 3.84%, 05/01/26 (b),(e),(g)	497,800	450,808

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
WhiteHorse VI Ltd.,
Series 2012-1A, Class B2L, 5.55%, 02/03/25 (b),(e),(g)	$396,000	$339,372
Series 2013-1A, Class B2L, 5.08%, 11/24/25 (b),(e),(g)	417,000	341,732

Total Cayman Islands		70,020,849

United States — 4.8%
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class E, 3.79%, 04/16/21 (b),(e),(g)	436,000	408,968
Ascentium Equipment Receivable, Series 2015-1A, Class E, 5.92%, 06/12/23 (b),(e),(f)	410,000	412,132
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, 0.51%, 01/25/47 (b),(g)	591,227	557,764
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class D, 3.74%, 04/17/25 (b),(e),(g)	1,000,000	949,300
Series 2015-2A, Class D, 5.57%, 04/27/27 (b),(e),(g)	700,000	611,870
Countrywide Home Equity Loan Trust,
Series 2004-P, Class 2A, 0.53%, 03/15/34 (b),(g)	6,026	5,179
Series 2006-G, Class 2A, 0.36%, 10/15/36 (b),(g)	43,853	37,495
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (b),(e)	433,000	422,175
Series 2014-C, Class D, 4.83%, 08/17/20 (b),(e)	881,000	856,684
Credit Suisse Mortgage Trust,
Series 2015-RPL2, Class A1A, 3.75%, 11/25/57 (b),(e),(g),(h)	4,083,335	4,067,819
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (b),(e),(g),(h)	4,508,508	4,463,422
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 06/15/22 (b),(e)	200,000	201,900
Drive Auto Receivables Trust 2015-C, Series 2015-CA, Class D, 4.20%, 09/15/21 (b),(e)	1,700,000	1,704,420
DT Auto Owner Trust, Series 2014-3A, Class D, 4.47%, 11/15/21 (b),(e)	1,300,000	1,314,300
Education Funding LLC, Series 2006-1A, Class A2, 0.55%, 10/25/29 (b),(e),(g)	3,940,110	3,620,173
Exeter Automobile Receivables Trust,
Series 2013-1A, Class D, 5.05%, 10/15/19 (b),(e)	2,800,000	2,836,680

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-2A, Class D, 6.81%, 08/17/20 (b),(e)	$2,200,000	$2,288,000
Series 2014-2A, Class D, 4.93%, 12/15/20 (b),(e)	400,000	398,080
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (b),(e),(f)	214,633	221,072
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class E, 3.85%, 12/20/20 (b),(e),(g)	2,284,000	2,256,135
Harch CLO III Ltd., Series 2007-1A, Class E, 4.04%, 04/17/20 (b),(e),(g)	2,451,000	2,426,490
HOA Funding LLC, Series 2015-1A, Class A2, 5.50%, 08/20/44 (b),(e),(f)	536,000	500,822
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.49%, 01/15/34 (b),(e),(f),(g)	1,168,706	1,086,896
LEAF Receivables Funding 9 LLC, Series 2013-1, Class E2, 6.00%, 09/15/21 (b),(e),(f)	241,000	241,771
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 0.35%, 04/25/36 (b),(g)	743,706	723,254
Series 2006-NC4, Class A2C, 0.34%, 06/25/36 (b),(g)	1,158,580	1,071,107
Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.84%, 05/25/18 (b),(e),(h)	3,032,147	3,035,483
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.32%, 06/25/37 (b),(g)	2,820,510	2,739,562
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 0.84%, 06/23/35 (b),(e),(g)	945,000	576,450
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 05/26/20 (b),(e),(g),(h)	1,505,659	1,501,894
SLM Private Credit Student Loan Trust, Series 2004-A, Class C, 1.29%, 06/15/33 (b),(g)	743,650	699,552
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.32%, 08/25/37 (b),(g)	2,094,182	2,034,916
Stone Tower CLO Ltd., Series 2006-5A, Class D, 4.04%, 07/16/20 (b),(e),(g)	1,950,000	1,891,695
Symphony CLO XVI Ltd., Series 2015-16A, Class D, 3.93%, 07/15/28 (b),(e),(g)	1,200,000	1,148,400
Venture IX CDO Ltd., Series 2007-9A, Class D, 4.43%, 10/12/21 (b),(e),(g)	1,500,000	1,480,200
Vericrest Opportunity Loan Trust,
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (b),(e),(g)	68,604	68,282
Series 2015-NPL9, Class A1, 3.50%, 06/26/45 (b),(e),(g),(h)	5,315,548	5,280,997

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (b),(e),(g)	$1,796,469		$1,782,995
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.63%, 07/25/45 (b),(e),(g),(h)	4,068,479		4,053,426
Westgate Resorts LLC,
Series 2012-2A, Class C, 9.00%, 01/20/25 (b),(e)	200,990		201,493
Series 2014-1A, Class C, 5.50%, 12/20/26 (b),(e)	2,068,644		2,076,505

Total United States			62,255,758

TOTAL ASSET-BACKED SECURITIES (COST $133,838,576)			132,276,607

CONVERTIBLE BONDS — 0.8%
Finland — 0.4%
Communications Equipment — 0.4%
Nokia Oyj, 5.00%, 10/26/17 (b)	1,600,000	EUR	4,563,102

Total Finland			4,563,102

Germany — 0.1%
Automobiles Manufacturing — 0.1%
Volkswagen International Finance NV Co. REG S, 5.50%, 11/09/15 (b),(d)	2,400,000	EUR	1,784,174

Total Germany			1,784,174

Spain — 0.3%
Wireless Telecommunication Services — 0.3%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (b)	3,600,000	EUR	3,827,943

Total Spain			3,827,943

TOTAL CONVERTIBLE BONDS (COST $12,429,842)			10,175,219

BANK LOANS — 1.1%
Netherlands — 0.1%
Exploration & Production — 0.1%
Endeavour International Holding BV, 11.00%, 01/02/17 (b),(f),(g)	$2,619,844		1,732,372

Total Netherlands			1,732,372

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Logistics U.S. Holdings, 6.50%, 03/19/21 (b),(f),(g)	$151,387	$135,220
Ceva Logistics Canada, 6.50%, 03/19/21 (b),(f),(g)	18,923	16,903
Ceva Intercompany BV, 6.50%, 03/19/21 (b),(f),(g)	109,756	98,035
Ceva Group PLC, 6.50%, 03/19/21 (b),(f),(g)	105,663	94,380

Total United Kingdom		344,538

United States — 1.0%
Casinos & Gaming — 0.1%
Caesars Entertainment Resort Properties LLC, 10/11/20 (b),(f),(g),(i)	994,937	925,291

Financial Services — 0.7%
MF Global Finance USA, Inc., 06/15/16 (b),(f),(g),(i)	26,532,183	9,816,908

Publishing & Broadcasting — 0.1%
Clear Channel Communications, 6.93%, 01/30/19 (b),(f),(g)	314,582	260,317
LBI Media, Inc., 6.56%, 03/31/18 (b),(f),(g)	837,278	837,278

		1,097,595

Wireless Telecommunication Services — 0.1%
New Lightsquared LLC, 1.00%, 06/15/20 (b),(f),(g)	1,072,010	1,042,529

Total United States		12,882,323

TOTAL BANK LOANS (COST $16,122,869)		14,959,233

CORPORATE BONDS & NOTES — 5.7%
Brazil — 0.1%
Integrated Oils — 0.1%
Petrobras Global Finance BV, 6.85%, 06/05/2115	2,288,000	1,441,440

Total Brazil		1,441,440

Canada — 0.1%
Electrical Equipment Manufacturing — 0.0%
NCSG Crane & Heavy Haul Services, Inc., 9.50%, 08/15/19 (b),(e)	40,000	23,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (b),(d)	$1,314,000		$1,300,860

Total Canada			1,324,060

Ecuador — 0.1%
Refining & Marketing — 0.1%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 5.96%, 09/24/19 (g)	979,368		756,562

Total Ecuador			756,562

France — 0.2%
Property & Casualty Insurance — 0.2%
Groupama SA REG S, 6.38%, (b),(g),(j)	2,600,000	EUR	2,772,679

Publishing & Broadcasting — 0.0%
PagesJaunes Finance & Co. SCA REG S, 8.88%, 06/01/18 (b)	300,000	EUR	254,780

Total France			3,027,459

Germany — 0.3%
Banks — 0.3%
HSH Nordbank AG REG S,
MTN, 0.78%, 02/14/17 (b),(g)	2,257,000	EUR	2,030,186
MTN, 0.82%, 02/14/17 (b),(g)	1,922,000	EUR	1,718,114

Total Germany			3,748,300

Ireland — 0.1%
Banks — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (b)	1,350,000	EUR	1,525,611

Total Ireland			1,525,611

Luxembourg — 0.1%
Wireless Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (b),(c),(d)	$1,230,000		1,153,125

Total Luxembourg			1,153,125

Poland — 0.1%
Food & Beverage — 0.1%
CEDC Finance Corp. International, Inc., 10.00%, 04/30/18 (b),(g),(k)	1,419,858		1,221,078

Total Poland			1,221,078

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Sweden — 0.1%
Chemicals — 0.1%
Perstorp Holding AB,
8.75%, 05/15/17 (b),(e)	$598,000		$612,950
11.00%, 08/15/17 (b),(e)	241,000		248,230

Total Sweden			861,180

United Kingdom — 0.1%
Transportation & Logistics — 0.1%
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (b),(e)	287,000		251,182
9.00%, 10/15/18 (b)	100,000	EUR	97,893
CEVA Group PLC, 4.00%, 05/01/18 (b),(e)	$1,528,180		1,348,619

Total United Kingdom			1,697,694

United States — 4.3%
Cable & Satellite — 0.2%
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 07/15/19 (b),(d)	2,475,000		2,493,563

Casinos & Gaming — 0.3%
Caesars Entertainment Operating Co., Inc.,
02/01/16 (a),(b),(i)	15,000		3,900
12/15/18 (a),(b),(i)	1,989,692		606,856
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (b),(d),(e)	1,821,000		1,898,392
Golden Nugget Escrow, Inc., 8.50%, 12/01/21 (b),(d),(e)	665,000		668,325
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (b),(e)	545,000		558,625
International Game Technology plc, 6.50%, 02/15/25 (b),(c),(e)	464,000		417,600

			4,153,698

Commercial Finance — 0.1%
NewStar Financial, Inc., 7.25%, 05/01/20 (b),(d),(e)	947,000		942,265

Communications Equipment — 0.0%
Plantronics, Inc., 5.50%, 05/31/23 (b),(e)	422,000		423,055

Construction Materials Manufacturing — 0.0%
NWH Escrow Corp., 7.50%, 08/01/21 (b),(d),(e),(f)	420,000		382,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (b),(e)	$1,700,000	$998,750

Consumer Services — 0.1%
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 05/15/20 (b),(d),(e)	150,000	136,500
Sotheby’s, 5.25%, 10/01/22 (b),(d),(e)	560,000	518,000

		654,500

Entertainment Contents — 0.1%
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20 (b),(d),(e)	360,000	349,200
Production Resource Group, Inc., 8.88%, 05/01/19 (b)	1,500,000	1,200,000

		1,549,200

Entertainment Resources — 0.0%
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21 (b),(e)	398,000	404,965

Financial Services — 0.6%
MF Global Holdings Ltd.,
02/01/16 (a),(b),(f),(i)	18,472,000	3,694,400
08/01/18 (a),(b),(f),(i)	6,000,000	1,200,000
08/08/16 (a),(b),(f),(i)	4,000,000	800,000
Opal Acquisition, Inc., 8.88%, 12/15/21 (b),(e)	274,000	257,903
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (b),(d),(e)	2,131,000	2,245,541

		8,197,844

Food & Beverage — 0.0%
Post Holdings, Inc.,
7.38%, 02/15/22 (b),(c)	112,000	113,960
8.00%, 07/15/25 (b),(e)	45,000	46,322

		160,282

Forest & Paper Products Manufacturing — 0.1%
Resolute Forest Products, Inc., 5.88%, 05/15/23 (b),(d)	778,000	579,610

Hardware — 0.2%
Global Cash Access, Inc., 10.00%, 01/15/22 (b),(d),(e)	1,213,000	1,128,090
Real Alloy Holding, Inc., 10.00%, 01/15/19 (b),(d),(e)	1,057,000	1,083,425

		2,211,515

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Health Care Facilities/Services — 0.3%
inVentiv Health, Inc., 10.00%, 08/15/18 (b),(c),(d)	$1,307,000	$1,277,592
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (b),(e)	605,000	588,363
Universal Hospital Services, Inc., 7.63%, 08/15/20 (b),(d)	1,446,000	1,355,625

		3,221,580

Home Improvement — 0.0%
Empire Today LLC / Empire Today Finance Corp., 11.38%, 02/01/17 (b),(d),(e)	570,000	524,400

Industrial Other — 0.0%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19 (b),(c)	187,000	151,470

Metals & Mining — 0.0%
AK Steel Corp. ,7.625%, 05/15/20—10/01/21 (b)	559,000	301,138

Pipeline — 0.2%
Energy Transfer Equity LP, 5.50%, 06/01/27 (b)	1,362,000	1,130,460
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (b)	2,001,000	1,855,927
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 03/15/24 (b),(e)	177,000	169,035

		3,155,422

Power Generation — 0.1%
NRG Energy, Inc.,
6.25%, 07/15/22—05/01/24 (b)	445,000	398,818
6.63%, 03/15/23 (b),(d)	372,000	342,240

		741,058

Publishing & Broadcasting — 0.7%
American Media, Inc., 11.50%, 12/15/17 (b),(d)	2,890,000	2,962,250
LBI Media, Inc.,
10.00%, 04/15/19 (b),(e)	1,985,000	2,014,775
13.50%, 04/15/20 (b),(e)	615,672	615,672
Lee Enterprises, Inc., 9.50%, 03/15/22 (b),(c),(d),(e)	1,868,000	1,737,240
Time, Inc., 5.75%, 04/15/22 (b),(e)	1,358,000	1,273,125

		8,603,062

Real Estate — 0.1%
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23 (b),(d)	1,050,000	897,750

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Retail—Consumer Discretionary — 0.7%
Claire’s Stores, Inc., 9.00%, 03/15/19 (b),(e)	$3,270,000		$2,607,825
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(e)	6,150,000		5,565,750
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 06/15/23 (b),(e)	464,000		422,240
Toys R Us Property Co. II LLC, 8.50%, 12/01/17 (b),(d)	795,000		761,212

			9,357,027

Software & Services — 0.1%
iPayment, Inc., 9.50%, 12/15/19 (b),(c),(e)	1,558,509		1,542,924

Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 08/15/20 (b),(c),(d)	1,034,000		863,390

Wireline Telecommunication Services — 0.2%
Frontier Communications Corp., 9.00%, 08/15/31 (b),(c)	2,903,000		2,394,975
Windstream Corp., 7.75%, 10/01/21 (b),(d)	363,000		281,325

			2,676,300

Total United States			55,186,968

Venezuela — 0.1%
Integrated Oils — 0.1%
Petroleos de Venezuela SA REG S, 6.00%, 11/15/26	5,520,000		1,766,124

Total Venezuela			1,766,124

TOTAL CORPORATE BONDS & NOTES (COST $81,390,623)			73,709,601

SOVEREIGN DEBT — 3.1%
Argentina Boden Bonds, 7.00%, 10/03/15 (d)	4,434,000		4,562,586
Argentine Republic Government International Bond,
12/31/33 (a),(i)	2,644,871	EUR	2,662,796
12/31/33 (a),(h),(i)	$4,147,229		4,219,805
06/02/17 (a),(i)	1,974,873		1,984,747
Ecuador Government International Bond REG S, 10.50%, 03/24/20	2,353,000		1,764,750
Hellenic Republic Government Bond REG S,
3.00%, 02/24/23—02/24/42 (d),(g),(k)	6,903,000		4,827,622
3.38%, 07/17/17 (e)	848,000	EUR	840,784
4.75%, 04/17/19 (e)	1,118,000	EUR	1,087,423

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Kazakhstan Government International Bond,
MTN, 5.13%, 07/21/25	$2,401,000		$2,311,443
MTN, 6.50%, 07/21/45	200,000		187,830
Pakistan Government International Bond REG S, 6.75%, 12/03/19 (d)	1,455,000		1,485,818
Perusahaan Penerbit SBSN Indonesia III REG S, 4.33%, 05/28/25	1,064,000		980,263
Portugal Obrigacoes do Tesouro OT REG S, 4.10%, 02/15/45 (e)	1,266,000	EUR	1,594,438
Republic of Cyprus REG S, 3.88%, 05/06/22	3,511,000	EUR	3,965,090
Republic of Iraq REG S, 5.80%, 01/15/28	$3,130,000		2,154,867
Republic of Venezuela REG S, 5.75%, 02/26/16	1,217,000		1,025,323
Russian Federation REG S, 5.63%, 04/04/42	4,600,000		4,301,920

TOTAL SOVEREIGN DEBT (COST $39,729,874)			39,957,505

MORTGAGE-BACKED SECURITIES — 24.4%
Cayman Islands — 1.6%
Collateralized Debt Obligation (Commercial) — 1.2%
Cobalt Commercial Mortgage, Series 2005-1A, Class B, 0.77%, 05/25/45 (b),(e),(g)	721,207		702,276
Gramercy Real Estate CDO Ltd., Series 2007-1A, Class A1, 0.60%, 08/15/56 (b),(e),(g)	1,450,875		1,346,412
Marathon Real Estate CDO Ltd., Series 2006-1A, Class B, 0.62%, 05/25/46 (b),(e),(g)	273,000		263,445
N-Star REL CDO VI Ltd., Series 2006-6A, Class B, 0.78%, 06/16/41 (b),(e),(g)	1,936,000		1,641,147
NorthStar Real Estate CDO Ltd., Series 2013-1A, Class B, 5.20%, 08/25/29 (b),(e),(g)	1,000,000		1,001,300
RAIT CRE CDO I Ltd., Series 2006-1A, Class A2, 0.57%, 11/20/46 (b),(e),(g)	474,000		419,490
Resource Capital Corp. Ltd.,
Series 2014-CRE2, Class B, 2.71%, 04/15/32 (b),(e),(g)	1,329,000		1,321,557
Series 2015-CRE3, Class D, 4.20%, 03/15/32 (b),(e),(g)	2,100,000		2,099,370
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.44%, 05/09/46 (b),(e),(g)	6,284,721		6,120,061

			14,915,058

Commercial Mortgage-Backed Securities — 0.4%
PFP III Ltd., Series 2014-1, Class D, 4.29%, 06/14/31 (b),(e),(g)	5,300,000		5,277,210

Total Cayman Islands			20,192,268

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
United States — 22.8%
Collateralized Mortgage Obligation (Residential) — 11.5%
Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.79%, 05/25/35 (b),(g)	$1,733,320	$1,717,720
Banc of America Alternative Loan Trust, Series 2005-6, Class 2CB2, 6.00%, 07/25/35 (b)	641,001	608,438
Banc of America Funding Corp.,
Series 2006-A, Class 3A2, 2.53%, 02/20/36 (b),(g)	1,067,413	880,616
Series 2006-H, Class 2A3, 2.89%, 09/20/46 (b),(g)	5,187,200	4,419,494
Series 2006-I, Class 6A1, 0.41%, 10/20/46 (b),(g)	693,962	548,230
Bellemeade Re Ltd., Series 2015-1A, Class M2, 4.49%, 07/25/25 (b),(e),(g)	362,000	362,905
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 2.63%, 07/25/37 (b),(g)	427,350	404,059
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b)	2,996,370	3,058,694
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (b)	541,007	547,067
Connecticut Avenue Securities,
Series 2014-C01, Class M2, 4.59%, 01/25/24 (b),(g)	390,000	393,666
Series 2014-C02, Class 1M2, 2.80%, 05/25/24 (b),(g),(h)	7,651,567	6,747,917
Series 2014-C02, Class 2M2, 2.80%, 05/25/24 (b),(g)	176,000	158,224
Series 2014-C03, Class 2M2, 3.09%, 07/25/24 (b),(g),(h)	23,987,452	21,682,257
Series 2014-C03, Class 1M2, 3.19%, 07/25/24 (b),(g),(h)	10,739,817	9,716,312
Series 2014-C04, Class 1M2, 5.09%, 11/25/24 (b),(g),(h)	371,000	371,594
Series 2014-C04, Class 2M2, 5.19%, 11/25/24 (b),(g),(h)	1,365,420	1,375,661
Series 2015-C01, Class 1M2, 4.49%, 02/25/25 (b),(g),(h)	11,277,682	10,996,868
Series 2015-C01, Class 2M2, 4.74%, 02/25/25 (b),(g),(h)	16,108,671	16,000,743
Series 2015-C02, Class 1M2, 4.19%, 05/25/25 (b),(g),(h)	7,513,650	7,153,746
Series 2015-C02, Class 2M2, 4.19%, 05/25/25 (b),(g),(h)	3,001,000	2,869,556

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b)	$778,826	$780,461
Series 2005-J2, Class 1A5, 0.69%, 04/25/35 (b),(g)	869,295	757,591
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.35%, 11/25/36 (b),(g)	2,071,796	1,953,289
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 08/25/35 (b)	198,932	185,007
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 2.73%, 09/25/35 (b),(g)	398,009	384,317
JP Morgan Alternative Loan Trust,
Series 2005-A2, Class 1A1, 0.71%, 01/25/36 (b),(g)	115,327	108,026
Series 2006-S4, Class A6, 5.71%, 12/25/36 (b),(g)	332,058	318,908
Series 2006-S4, Class A3A, 5.78%, 12/25/36 (b),(g)	542,181	512,470
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF3 SEQ, 5.05%, 11/25/36 (b),(g)	456,066	464,594
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A6, 2.62%, 07/25/35 (b),(g)	262,654	254,118
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.47%, 01/25/36 (b),(g)	1,016,919	766,655
RALI Trust, Series 2005-QA13, Class 2A1, 3.57%, 12/25/35 (b),(g)	1,367,161	1,170,017
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.44%, 11/25/23 (b),(g),(h)	17,722,350	17,713,489
Series 2014-DN1, Class M3, 4.69%, 02/25/24 (b),(g),(h)	3,346,943	3,353,637
Series 2014-DN4, Class M3, 4.74%, 10/25/24 (b),(g),(h)	3,299,885	3,286,025
Series 2014-HQ2, Class M3, 3.94%, 09/25/24 (b),(g),(h)	3,909,266	3,670,801
Series 2015-DN1, Class M3, 4.34%, 01/25/25 (b),(g),(h)	4,179,285	4,169,255
Series 2015-DNA1, Class M3, 3.49%, 10/25/27 (b),(g)	277,415	262,629
Series 2015-HQ1, Class M3, 3.99%, 03/25/25 (b),(g),(h)	1,834,334	1,777,836

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-HQA1, Class B, 8.99%, 03/25/28 (b),(f),(g)	$2,600,000	$2,600,000
Structured Asset Securities Corp. Trust, Series 2005-4XS, Class 1A3, 5.00%, 03/25/35 (b),(g)	183,625	184,856
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 3A1A, 1.12%, 09/25/46 (b),(g)	6,563,435	5,303,255
Series 2006-AR9, Class 1A, 1.20%, 08/25/46 (b),(g)	7,620,229	6,705,801
Series 2007-OA6, Class 1A, 1.01%, 07/25/47 (b),(g)	1,576,804	1,308,748
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-9, Class 1A12, 5.50%, 10/25/35 (b)	118,437	119,965
Series 2006-13, Class A5, 6.00%, 10/25/36 (b)	410,506	421,303
Series 2007-12, Class A6, 5.50%, 09/25/37 (b)	251,565	257,653
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b)	971,057	971,931
Series 2007-16, Class 1A7, 6.00%, 12/28/37 (b)	285,851	290,596

		150,067,000

Commercial Mortgage-Backed Securities — 9.4%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.71%, 09/15/26 (b),(e),(g)	900,000	900,000
Series 2014-ICTS, Class E, 3.15%, 06/15/28 (b),(e),(g)	900,000	897,210
Series 2014-INLD, Class D, 3.71%, 12/15/29 (b),(e),(g)	2,400,000	2,392,080
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.13%, 01/09/17 (b),(e),(f),(g)	11,925,000	11,948,850
BBCMS Trust, Series 2015-RRMZ, Class M1, 6.21%, 05/15/20 (b),(e),(f),(g)	2,900,000	2,900,000
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AJ, 5.64%, 12/11/40 (b),(g),(h)	6,346,987	6,325,407
Series 2006-PW14, Class B, 5.33%, 12/11/38 (b),(e)	320,000	300,800
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (g)	2,796,822	2,822,273
Series 2007-PW15, Class AM, 5.36%, 02/11/44 (h)	2,643,321	2,714,162
Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (e),(h)	925,774	953,362
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class E, 3.96%, 08/15/26 (b),(e),(g)	1,000,000	997,100

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (b),(g)	$3,517,000	$3,059,790
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, 4.06%, 12/15/27 (b),(e),(g)	3,450,000	3,445,860
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.21%, 02/15/31 (b),(e),(g),(h)	1,590,000	1,582,686
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class AJ, 5.48%, 10/15/49	1,757,343	1,752,598
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(e),(h)	1,695,000	1,256,334
Citigroup Mortgage Loan Trust, Inc., Series 2015-SHP2, Class E, 4.56%, 07/15/27 (b),(e),(g)	500,000	501,450
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM SEQ, 5.25%, 08/15/48 (h)	1,608,382	1,643,284
COMM Mortgage Trust, Series 2015-CR23, Class D, 4.40%, 05/10/48 (b),(g)	294,000	243,344
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.23%, 12/10/49 (g),(h)	2,647,992	2,540,748
Commercial Mortgage Trust,
Series 2000-C1, Class G, 6.85%, 08/15/33 (b),(e),(g)	373,097	381,007
Series 2006-C7, Class AJ, 5.98%, 06/10/46 (g)	2,509,089	2,453,889
Series 2007-C9, Class G, 5.99%, 12/10/49 (b),(e),(g)	1,100,000	1,079,210
Series 2014-TWC, Class E, 3.46%, 02/13/32 (b),(e),(g)	2,000,000	1,985,400
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class AJ, 5.37%, 12/15/39	1,160,347	1,132,499
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (h)	2,248,287	2,314,162
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b),(h)	1,614,733	1,657,685
Series 2007-C5, Class AM, 5.87%, 09/15/40 (g),(h)	1,126,578	1,155,531
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (g),(h)	1,076,886	1,103,270
Series 2015-SAND, Class F, 4.91%, 08/15/30 (b),(e),(g)	2,441,000	2,441,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (b),(g)	$4,795,100	$4,811,403
Series 2007-C1, Class AMFL, 0.40%, 02/15/40 (b),(g)	39,000	35,829
Series 2015-DEAL, Class E, 4.21%, 04/15/29 (b),(e),(g)	2,500,000	2,490,250
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class G, 5.44%, 07/10/45 (b),(e),(g)	287,654	289,265
GS Mortgage Securities Corp. III, Series 2005-GG4, Class D, 4.94%, 07/10/39 (b),(g)	72,000	70,466
GS Mortgage Securities Trust,
Series 2006-GG6, Class D, 5.63%, 04/10/38 (b),(g)	1,009,000	999,213
Series 2007-GG10, Class AM, 5.99%, 08/10/45 (g),(h)	3,765,975	3,797,609
Hilton Mortgage Trust, Series 2014-ORL, Class F, 3.95%, 07/15/29 (e),(g)	1,410,840	1,387,984
Hilton USA Trust,
Series 2013-HLF, Class EFL, 3.95%, 11/05/30 (b),(e),(g)	1,409,215	1,408,510
Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b),(e),(g)	2,277,577	2,301,036
Series 2014-ORL, Class E, 3.46%, 07/15/29 (b),(e),(g),(h)	810,000	802,953
Irvine Core Office Trust, Series 2013-IRV, Class F, 3.28%, 05/15/48 (e),(g)	370,175	308,208
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.50%, 01/12/43 (b),(g)	1,957,000	1,927,058
Series 2006-CB14, Class AJ, 5.72%, 12/12/44 (g)	901,005	886,364
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (g),(h)	780,871	790,241
Series 2007-LD11, Class AM, 5.96%, 06/15/49 (g),(h)	3,646,870	3,781,075
Series 2014-BXH, Class E, 3.96%, 04/15/27 (b),(e),(g)	600,000	598,740
Series 2014-C20, Class D, 4.72%, 07/15/47 (b),(e),(g)	225,000	195,345
Series 2014-CBM, Class E, 4.06%, 10/15/29 (b),(e),(g)	900,000	889,470

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-CSMO, Class E, 4.16%, 01/15/32 (b),(e),(g)	$2,600,000	$2,585,180
Series 2015-CSMO, Class D, 3.51%, 01/15/32 (b),(e),(g)	800,000	792,720
JP Morgan Chase Commercial Mortgage Trust, Series 2014-INN, Class E, 3.81%, 06/15/29 (b),(e),(g)	1,500,000	1,497,450
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class D, 3.88%, 10/15/48 (b),(e),(g)	300,000	236,490
JPMCC Commercial Mortgage Securities Trust, Series 2014-FRR1, Class B707, 2.01%, 01/27/47 (b),(e),(f)	316,000	276,626
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.50%, 04/20/48 (b),(e),(g)	435,000	345,869
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM, 6.03%, 06/12/50 (g),(h)	3,570,611	3,713,078
ML-CFC Commercial Mortgage Trust,
Series 2007-7, Class AM, 5.90%, 06/12/50 (g),(h)	3,565,411	3,699,471
Series 2007-8, Class AMA, 6.07%, 08/12/49 (g),(h)	3,604,266	3,729,334
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (b),(e)	352,000	278,714
Series 2015-C21, Class D, 4.30%, 03/15/48 (b),(e),(g),(h)	2,819,000	2,367,678
Series 2015-C23, Class D, 4.27%, 07/15/50 (b),(e),(g)	310,000	259,346
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class AM, 5.87%, 04/15/49 (g),(h)	2,111,336	2,188,189
Series 2007-IQ14, Class AMFX, 5.87%, 04/15/49 (g),(h)	689,781	715,441
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (b),(g)	4,400,000	4,476,120
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class B, 5.56%, 12/15/44 (b),(g)	270,000	269,379
Series 2006-C29, Class B, 5.43%, 11/15/48 (b),(g)	555,000	534,687
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(e)	190,000	151,050

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-LC20, Class D, 4.51%, 04/15/50 (b),(e),(g),(h)	$2,125,000	$1,782,875

		122,551,707

Interest Only Commercial Mortgage-Backed Securities — 1.9%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.31%, 04/10/48 (b),(g),(h)	13,220,199	1,015,311
Commercial Mortgage Trust,
Series 2014-CR18, Class XA, 1.45%, 07/15/47 (b),(g),(h)	43,597,155	3,077,959
Series 2014-LC17, Class XA, 1.17%, 10/10/47 (b),(g)	5,220,034	285,536
Series 2014-UBS4, Class XA, 1.44%, 08/10/47 (b),(g),(h)	70,857,931	5,257,658
Series 2014-UBS5, Class XA, 1.26%, 09/10/47 (b),(g)	10,910,721	671,009
Series 2015-CR23, Class XA, 1.16%, 05/10/48 (b)	7,633,366	493,116
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA, 1.12%, 04/15/50 (b),(g)	6,742,139	436,216
Series 2015-C2, Class XA, 1.05%, 06/15/57 (b),(g),(h)	25,405,789	1,529,429
Series 2015-C3, Class XA, 1.04%, 08/15/48 (b),(g)	6,485,339	372,907
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 1.02%, 09/10/47 (b),(g),(h)	23,642,652	1,293,253
Series 2015-GC32, Class XA, 1.06%, 07/10/48 (b),(g)	5,452,815	330,986
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 1.13%, 09/15/47 (b),(g)	8,157,316	511,464
Series 2015-C30, Class XA, 0.87%, 07/15/48 (b),(g)	12,004,725	534,210
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.43%, 08/15/47 (b),(g)	11,778,431	836,269
Series 2014-C19, Class XA, 1.31%, 12/15/47 (b),(g),(h)	21,433,419	1,448,899
Series 2015-C22, Class XA, 1.33%, 04/15/48 (b),(g)	25,985,047	1,993,053
Series 2015-C23, Class XA, 0.91%, 07/15/50 (b),(g),(h)	26,845,404	1,280,526

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class XA, 0.92%, 05/15/48 (b),(g),(h)	$16,898,671	$900,699
Series 2015-C29, Class XA, 0.92%, 06/15/48 (b),(g),(h)	30,854,906	1,629,139
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 1.11%, 09/15/57 (b),(g)	5,385,203	323,651

		24,221,290

Total United States		296,839,997

TOTAL MORTGAGE-BACKED SECURITIES (COST $322,693,134)		317,032,265

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 1.9%
United States — 1.9%
Interest Only Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp.,
Series 4029, Class MI, 4.00%, 04/15/41 (b)	13,707,868	2,372,832
Series 4123, Class IP, 4.50%, 07/15/42 (b)	4,508,997	993,783
Series 4141, Class HI, 3.50%, 10/15/42 (b)	11,196,692	1,919,113
Series 4172, Class PI, 3.00%, 07/15/40 (b)	18,331,416	1,710,321
Series 4194, Class GI, 4.00%, 04/15/43 (b)	11,936,309	2,265,511
Series 4257, Class IK, 4.00%, 12/15/42 (b)	12,017,321	2,366,211
Federal National Mortgage Association,
Series 2012-12, Class PI, 4.50%, 08/25/40 (b)	11,408,581	1,901,811
Series 2012-148, Class CI, 3.00%, 11/25/42 (b)	15,974,545	1,712,471
Series 2013-54, Class IN, 3.50%, 03/25/43 (b)	13,336,370	2,095,144
Series 2013-83, Class PI, 3.00%, 10/25/41 (b)	8,331,709	810,675

		18,147,872

Inverse Interest Only Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp.,
Series 4094, Class SK, 5.84%, 08/15/42 (b),(g)	1,372,296	332,644
Series 4132, Class ES, 5.94%, 11/15/42 (b),(g)	4,767,248	1,068,340
Federal National Mortgage Association,
Series 2012-111, Class ES, 5.96%, 12/25/41 (b),(g)	9,009,514	1,779,379
Series 2013-84, Class PS, 5.96%, 11/25/42 (b),(g)	12,261,451	2,355,425
Government National Mortgage Association,
Series 2009-101, Class SB, 6.23%, 08/20/39 (b),(g)	2,809,582	493,363
Series 2010-61, Class SJ, 5.84%, 05/16/40 (b),(g)	3,043,229	528,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2011-56, Class SI, 6.43%, 04/20/41 (b),(g)	$2,475,742	$480,789

		7,037,940

Total United States		25,185,812

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $24,951,312)		25,185,812

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 2000 ETF	12,829	1,400,927
Powershares QQQ Trust Series 1 (d)	17,732	1,804,408
SPDR S&P 500 ETF Trust (b)	31,222	5,983,072

TOTAL EXCHANGE-TRADED FUND (COST $9,262,874)		9,188,407

Security Description	Contracts	Value

PURCHASED OPTIONS — 0.9%
Exchange-Traded Call Options — 0.0%
Apple, Inc. Strike Price 120.00 USD Expires 10/16/15	651	10,416
Atos Strike Price 72.00 EUR Expires 12/18/15	61	13,462
Comcast Corp. Strike Price 60.00 USD Expires 11/20/15	913	90,387
Comerica, Inc. Strike Price 50.00 USD Expires 01/15/16	314	26,690
iShares Russell 2000 ETF Strike Price 110.50 USD Expires 10/02/15	589	22,971
iShares US Real Estate Strike Price 74.00 USD Expires 10/02/15	1,167	4,668
Liberty Global PLC Strike Price 62.50 USD Expires 01/15/16	369	14,760
Liberty Global PLC Strike Price 60.00 USD Expires 01/15/16	634	12,680
Liberty Global PLC Strike Price 52.50 USD Expires 01/15/16	56	4,340
Liberty Global PLC Strike Price 55.00 USD Expires 01/15/16	143	5,363
Liberty Global PLC Strike Price 57.50 USD Expires 01/15/16	158	4,740
Nokia Oyj Strike Price 7.00 EUR Expires 10/16/15	608	2,038

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Contracts	Value
Nokia Oyj Strike Price 6.80 EUR Expires 10/16/15	608	$2,378
Nokia Oyj Strike Price 6.60 EUR Expires 10/16/15	608	4,076
Nokia Oyj Strike Price 6.20 EUR Expires 12/18/15	605	31,097
Nokia Oyj Strike Price 6.20 EUR Expires 11/20/15	605	25,351
Nokia Oyj Strike Price 6.40 EUR Expires 11/20/15	603	19,877
Nokia Oyj Strike Price 6.40 EUR Expires 10/16/15	603	6,064
S&P 500 Index Strike Price 2,000.00 USD Expires 10/16/15	23	8,510
S&P 500 Index Strike Price 1,930.00 USD Expires 10/02/15	57	49,590
S&P 500 Index Strike Price 1,930.00 USD Expires 10/30/15	28	103,320
SAP SE Strike Price 62.00 EUR Expires 10/16/15	62	797
SAP SE Strike Price 60.00 EUR Expires 11/20/15	61	10,838
SAP SE Strike Price 62.00 EUR Expires 11/20/15	61	5,760
SAP SE Strike Price 64.00 EUR Expires 10/16/15	62	346
Smith & Nephew PLC Strike Price 12.00 GBP Expires 12/18/15	49	32,244
Vodafone Group PLC Strike Price 2.50 GBP Expires 10/16/15	1,105	4,179
Vodafone Group PLC Strike Price 2.40 GBP Expires 11/20/15	442	18,387

		535,329

Exchange-Traded Put Options — 0.8%
ABB Ltd. Strike Price 17.50 CHF Expires 10/16/15	208	11,311
Allergan PLC Strike Price 240.00 USD Expires 10/16/15	41	9,020
Dax Index Strike Price 10,200.00 EUR Expires 10/16/15	24	73,748
Euro Stoxx 50 Index Strike Price 3,600.00 EUR Expires 10/16/15	32	179,356
Euro Stoxx 50 Index Strike Price 3,100.00 EUR Expires 10/16/15	62	54,592

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Contracts	Value
Euro Stoxx 50 Index Strike Price 2,925.00 EUR Expires 11/20/15	30	$22,359
Euro Stoxx 50 Index Strike Price 3,050.00 EUR Expires 11/20/15	30	37,042
Euro Stoxx 50 Index Strike Price 3,175.00 EUR Expires 11/20/15	18	33,408
Financial Select Sector SPDR Strike Price 21.50 USD Expires 10/30/15	2,610	73,080
Financial Select Sector SPDR Strike Price 22.00 USD Expires 10/30/15	1,957	78,280
FTSE 100 Index Strike Price 5,900.00 GBP Expires 10/16/15	29	30,490
FTSE 100 Index Strike Price 6,200.00 GBP Expires 11/20/15	20	90,765
Heineken NV Strike Price 72.00 EUR Expires 12/18/15	60	23,499
iShares Russell 2000 ETF Strike Price 112.00 USD Expires 01/15/16	475	339,625
iShares Russell 2000 ETF Strike Price 110.00 USD Expires 10/16/15	261	66,033
iShares Russell 2000 ETF Strike Price 105.00 USD Expires 10/16/15	634	55,792
Powershares QQQ Trust Series 1 Strike Price 106.50 USD Expires 10/02/15	472	230,336
S&P 500 Index Strike Price 1,900.00 USD Expires 10/16/15	374	1,153,790
S&P 500 Index Strike Price 2,025.00 USD Expires 10/02/15	469	5,081,730
S&P 500 Index Strike Price 1,800.00 USD Expires 10/16/15	252	182,700
S&P 500 Index Strike Price 1,820.00 USD Expires 10/16/15	31	34,410
S&P 500 Index Strike Price 1,840.00 USD Expires 10/16/15	84	108,360
S&P 500 Index Strike Price 1,850.00 USD Expires 10/16/15	90	154,800
S&P 500 Index Strike Price 1,910.00 USD Expires 10/30/15	326	1,506,120
Shire PLC Strike Price 230.00 USD Expires 10/16/15	54	136,620
SPDR S&P 500 ETF Trust Strike Price 180.00 USD Expires 11/20/15	771	212,796
SPDR S&P 500 ETF Trust Strike Price 180.00 USD Expires 10/02/15	1,729	3,458
SPDR S&P 500 ETF Trust Strike Price 188.00 USD Expires 10/09/15	634	114,754

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Contracts	Value
SPDR S&P 500 ETF Trust Strike Price 192.00 USD Expires 10/16/15	315	$127,575

		10,225,849

OTC Call Options — 0.0%
Mallinckrodt PLC Strike Price 80.00 USD Expires 01/15/16 Counterparty Morgan Stanley & Co. International plc	37,100	55,343

		55,343

OTC Put Options — 0.1%
Financial Select Sector SPDR Fund Strike Price 22.50 USD Expires 01/13/16 Counterparty Morgan Stanley & Co. International plc	363,400	364,540
iShares NASDAQ Biotechnology ETF (U.S.) Strike Price 285.00 USD Expires 10/16/15 Counterparty Morgan Stanley & Co. International plc	23,200	121,178
iShares PHLX Semiconductor ETF (U.S.) Strike Price 87.00 USD Expires 01/20/17 Counterparty Morgan Stanley & Co. International plc	14,800	194,692
iShares PHLX Semiconductor ETF (U.S.) Strike Price 87.00 USD Expires 01/20/17 Counterparty Credit Suisse International	12,800	168,382
KOSPI 200 Index Strike Price 171.29 KRW Expires 01/12/17 Counterparty JPMorgan Chase Bank, N.A.	10,426,543	28,075
SX5E Index Strike Price 2,428.69 EUR Expires 01/20/17 Counterparty Credit Suisse International	159	22,788
SX5E Index Strike Price 2,399.39 EUR Expires 01/20/17 Counterparty JPMorgan Chase Bank, N.A.	163	22,195

		921,850

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $9,657,384)		11,738,371

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — MONEY MARKET FUND — 6.1%
State Street Institutional Liquid Reserves Fund, 0.13%, 12/31/49 (b),(l)	79,747,976	$79,747,976

TOTAL SHORT TERM INVESTMENT — MONEY MARKET FUND (COST $79,747,976)		79,747,976

TOTAL INVESTMENTS IN SECURITIES — 96.1% (COST $1,320,862,267) (m)		1,250,281,759

TOTAL SECURITIES SOLD SHORT — (25.9)% (PROCEEDS $393,435,850)		(337,064,692)

Other Assets (n) — 29.8%		388,279,957

Net Assets — 100.0%		$1,301,497,024

*	As of September 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows.

Tax Cost	$1,320,862,267

Gross unrealized appreciation	$18,082,185
Gross unrealized depreciation	(88,662,693)

Net unrealized depreciation	$(70,580,508)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value

SECURITIES SOLD SHORT — (25.9)%
COMMON STOCK — (20.5)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	7,200	$(19,584)

Total Argentina		(19,584)

Bahamas — (0.0)%
Recreation Facilities & Services — (0.0)%
Steiner Leisure Ltd.	300	(18,954)

Total Bahamas		(18,954)

Belgium — (0.0)%
Software — (0.0)%
Materialise NV ADR	1,400	(10,766)

Total Belgium		(10,766)

Bermuda — (0.1)%
Insurance — (0.0)%
RenaissanceRe Holdings Ltd.	3,900	(414,648)

Transportation & Logistics — (0.1)%
Golar LNG Ltd.	27,500	(766,700)
Teekay Corp.	1,700	(50,388)
Teekay Tankers Ltd. Class A	2,000	(13,800)

		(830,888)

Total Bermuda		(1,245,536)

Brazil — (0.1)%
Banking — (0.0)%
Banco Bradesco SA ADR	12,900	(69,144)
Itau Unibanco Holding SA ADR	1,200	(7,944)

		(77,088)

Chemicals — (0.0)%
Braskem SA ADR	2,300	(19,389)

Consumer Products — (0.0)%
AMBEV SA ADR	200	(980)
BRF SA ADR	8,100	(144,099)

		(145,079)

Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	1,500	(20,340)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Home & Office Products — (0.0)%
Gafisa SA ADR	600	$(580)

Iron & Steel — (0.1)%
Cia Siderurgica Nacional SA ADR	97,500	(93,434)
Gerdau SA ADR	3,600	(4,932)
Vale SA ADR	227,600	(955,920)

		(1,054,286)

Oil, Gas & Coal — (0.0)%
Cosan Ltd. A Shares	100	(289)
Petroleo Brasileiro SA ADR	19,000	(82,650)

		(82,939)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	59,400	(57,873)

Telecommunications — (0.0)%
Oi SA ADR	138,170	(93,403)
Tim Participacoes SA ADR	500	(4,725)

		(98,128)

Utilities — (0.0)%
Centrais Eletricas Brasileiras SA ADR	800	(1,032)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,500	(5,820)
Cia Paranaense de Energia ADR	1,500	(12,315)

		(19,167)

Total Brazil		(1,574,869)

Canada — (1.0)%
Apparel & Textile Products — (0.1)%
Gildan Activewear, Inc.	17,800	(536,848)

Automotive — (0.0)%
Westport Innovations, Inc.	12,700	(31,623)

Banking — (0.2)%
Canadian Imperial Bank of Commerce	4,900	(352,604)
Royal Bank of Canada	8,500	(469,625)
Toronto-Dominion Bank	25,700	(1,013,094)

		(1,835,323)

Biotechnology & Pharmaceuticals — (0.0)%
Arbutus Biopharma Corp.	25,800	(157,122)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Chemicals — (0.0)%
Agrium, Inc.	600	$(53,700)
BioAmber, Inc.	200	(1,070)
Methanex Corp.	100	(3,316)

		(58,086)

Design Manufacturing & Distribution — (0.0)%
Celestica, Inc.	100	(1,289)

Gaming, Lodging & Restaurants — (0.0)%
Restaurant Brands International, Inc.	97	(3,484)

Hardware — (0.1)%
Blackberry Ltd. (b)	152,900	(937,277)
Sierra Wireless, Inc.	1,200	(25,392)

		(962,669)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	14,600	(377,848)

Insurance — (0.0)%
Sun Life Financial, Inc.	3,600	(116,136)

Medical Equipment/Devices — (0.0)%
Alpha Pro Tech Ltd.	100	(199)
Novadaq Technologies, Inc.	1,200	(12,516)

		(12,715)

Metals & Mining — (0.3)%
Agnico Eagle Mines Ltd.	29,600	(749,472)
B2GOLD Corp.	1,700	(1,785)
Barrick Gold Corp.	70,200	(446,472)
Cameco Corp.	100	(1,217)
Eldorado Gold Corp.	2,100	(6,762)
Endeavour Silver Corp.	11,900	(18,445)
First Majestic Silver Corp.	19,300	(61,760)
Franco-Nevada Corp.	3,700	(162,874)
Goldcorp, Inc.	148,400	(1,857,968)
IAMGOLD Corp.	5,600	(9,128)
New Gold, Inc.	3,400	(7,718)
NOVAGOLD Resources, Inc.	29,900	(107,939)
Pan American Silver Corp.	61,000	(387,350)
Pretium Resources, Inc.	1,200	(7,260)
Primero Mining Corp.	8,883	(20,698)
Rubicon Minerals Corp.	500	(375)
Sandstorm Gold Ltd.	200	(534)
Seabridge Gold, Inc.	27,700	(160,660)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Silver Wheaton Corp.	200	$(2,402)
Tanzanian Royalty Exploration Corp.	1,700	(510)
Turquoise Hill Resources Ltd.	65,700	(167,535)
Yamana Gold, Inc.	33,100	(56,270)

		(4,235,134)

Oil, Gas & Coal — (0.1)%
Baytex Energy Corp.	26,500	(84,800)
Bellatrix Exploration Ltd.	1,300	(1,976)
Cenovus Energy, Inc.	14,800	(224,368)
Crescent Point Energy Corp.	3,600	(41,148)
Encana Corp.	42,900	(276,276)
Enerplus Corp.	35,400	(172,044)
Imperial Oil Ltd.	1,100	(34,771)
Pembina Pipeline Corp.	8,400	(201,684)
Pengrowth Energy Corp.	32,500	(27,950)
Penn West Petroleum Ltd.	7,600	(3,421)
Precision Drilling Corp.	22,800	(84,816)
TransCanada Corp.	4,000	(126,320)
Vermilion Energy, Inc.	1,400	(45,010)

		(1,324,584)

Real Estate — (0.0)%
Brookfield Asset Management, Inc. Class A	600	(18,864)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	21,500	(25,800)
Hydrogenics Corp.	100	(806)

		(26,606)

Software — (0.0)%
Open Text Corp.	5,700	(255,075)
Sphere 3D Corp.	100	(211)

		(255,286)

Technology Services — (0.0)%
CGI Group, Inc. Class A	4,000	(144,840)

Telecommunications — (0.1)%
Rogers Communications, Inc. B Shares	21,700	(748,216)
TELUS Corp.	4,100	(129,314)

		(877,530)

Transportation & Logistics — (0.1)%
Canadian National Railway Co.	29,200	(1,657,392)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Utilities — (0.0)%
Just Energy Group, Inc.	500	$(3,080)
TransAlta Corp.	1,200	(5,580)

		(8,660)

Waste & Environmental Service Equipment & Facility — (0.0)%
Progressive Waste Solutions Ltd.	1,700	(44,914)

Total Canada		(12,686,953)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	3,200	(35,168)

Total Cayman Islands		(35,168)

Chile — (0.0)%
Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	51,462	(251,135)

Retail—Consumer Staples — (0.0)%
Cencosud SA ADR	500	(2,920)

Total Chile		(254,055)

China — (0.6)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	19,100	(100,275)

Consumer Services — (0.0)%
Tarena International, Inc. ADR	300	(2,844)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	15,600	(253,032)

Health Care Facilities/Services — (0.0)%
iKang Healthcare Group, Inc. ADR	1,400	(20,720)

Media — (0.4)%
58.com, Inc. ADR	1,900	(89,395)
Ctrip.com International Ltd. ADR (b)	600	(37,908)
Leju Holdings Ltd. ADR	495	(2,767)
Qihoo 360 Technology Co. Ltd. ADR	38,200	(1,827,106)
Qunar Cayman Islands Ltd. ADR	8,900	(267,623)
Renren, Inc. ADR	200	(620)
SouFun Holdings Ltd. ADR	166,200	(1,096,920)
Weibo Corp. ADR	7,600	(88,844)
Youku Tudou, Inc. ADR	86,500	(1,524,995)

		(4,936,178)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Medical Equipment/Devices — (0.0)%
Mindray Medical International Ltd. ADR	200	$(4,374)

Oil, Gas & Coal — (0.0)%
PetroChina Co. Ltd. ADR	600	(41,820)
Yanzhou Coal Mining Co. Ltd. ADR	1,900	(8,398)

		(50,218)

Real Estate — (0.0)%
E-House China Holdings Ltd. ADR	6,500	(38,610)

Renewable Energy — (0.0)%
JA Solar Holdings Co. Ltd. ADR	3,100	(24,180)
JinkoSolar Holding Co. Ltd. ADR	16,600	(364,204)
ReneSola Ltd. ADR	17,800	(17,302)
Yingli Green Energy Holding Co. Ltd. ADR	58,600	(23,926)

		(429,612)

Retail Discretionary — (0.2)%
Alibaba Group Holding Ltd. ADR	8,900	(524,833)
E-Commerce China Dangdang, Inc. A Shares ADR	9,800	(58,506)
JD.com, Inc. ADR	46,900	(1,222,214)
Jumei International Holding Ltd. ADR	600	(5,922)
LightInTheBox Holding Co. Ltd. ADR	1,400	(3,892)

		(1,815,367)

Software — (0.0)%
iDreamsky Technology Ltd. ADR	1,400	(14,140)
Momo, Inc. ADR	1,200	(15,000)
NQ Mobile, Inc. ADR	40,700	(134,717)

		(163,857)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	24,500	(447,860)
China Mobile Ltd. ADR	100	(5,950)

		(453,810)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	200	(8,460)

Total China		(8,277,357)

Colombia — (0.1)%
Asset Management — (0.0)%
Grupo Aval Acciones y Valores SA ADR	2,700	(20,682)

Banking — (0.1)%
Bancolombia SA ADR	20,700	(666,540)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — (0.0)%
Ecopetrol SA ADR	400	$(3,440)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	10,900	(51,666)

Total Colombia		(742,328)

Denmark — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Novo Nordisk A/S ADR	100	(5,424)
Novo Nordisk A/S B Shares (b)	25,090	(1,353,971)

Total Denmark		(1,359,395)

Finland — (0.0)%
Hardware — (0.0)%
Nokia Oyj ADR	1,200	(8,136)

Total Finland		(8,136)

Germany — (0.1)%
Banking — (0.1)%
Deutsche Bank AG	46,400	(1,250,944)

Hardware — (0.0)%
voxeljet AG ADR	6,400	(28,928)

Total Germany		(1,279,872)

Greece — (0.0)%
Oil, Gas & Coal — (0.0)%
DryShips, Inc.	1,800	(304)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	1,100	(1,364)
Star Bulk Carriers Corp.	7,500	(15,375)

		(16,739)

Total Greece		(17,043)

Hong Kong — (0.1)%
Gaming, Lodging & Restaurants — (0.1)%
Melco Crown Entertainment Ltd. ADR	94,200	(1,296,192)

Total Hong Kong		(1,296,192)

India — (0.1)%
Banking — (0.1)%
HDFC Bank Ltd. ADR	8,500	(519,265)

Media — (0.0)%
MakeMyTrip Ltd.	2,100	(28,875)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Technology Services — (0.0)%
Infosys Ltd. ADR	1,900	$(36,271)
Wipro Ltd. ADR	1,400	(17,206)

		(53,477)

Total India		(601,617)

Ireland — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Amarin Corp. PLC ADR	54,200	(104,606)

Total Ireland		(104,606)

Israel — (0.0)%
Aerospace & Defense — (0.0)%
RADA Electronic Industries Ltd.	3,100	(2,279)

Biotechnology & Pharmaceuticals — (0.0)%
Alcobra Ltd.	2,400	(14,496)
Oramed Pharmaceuticals, Inc.	400	(2,188)

		(16,684)

Chemicals — (0.0)%
Israel Chemicals Ltd.	400	(2,048)

Consumer Products — (0.0)%
SodaStream International Ltd. (b)	9,040	(124,390)

Hardware — (0.0)%
SuperCom Ltd.	100	(800)

Home & Office Products — (0.0)%
Caesarstone Sdot-Yam Ltd.	300	(9,120)

Medical Equipment/Devices — (0.0)%
ReWalk Robotics Ltd.	400	(3,048)

Semiconductors — (0.0)%
On Track Innovations Ltd.	100	(80)
Tower Semiconductor Ltd.	2,000	(25,740)

		(25,820)

Software — (0.0)%
CyberArk Software Ltd. (b)	755	(37,856)

Total Israel		(222,045)

Japan — (0.0)%
Automotive — (0.0)%
Honda Motor Co. Ltd. ADR	100	(2,990)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Hardware — (0.0)%
Canon, Inc. ADR	200	$(5,794)
Nidec Corp. ADR	100	(1,733)
Sony Corp. ADR	5,900	(144,550)

		(152,077)

Telecommunications — (0.0)%
NTT Docomo, Inc. ADR	3,600	(60,768)

Total Japan		(215,835)

Jersey — (0.0)%
Metals & Mining — (0.0)%
Randgold Resources Ltd. ADR	800	(47,272)

Total Jersey		(47,272)

Monaco — (0.1)%
Transportation & Logistics — (0.1)%
GasLog Ltd.	47,000	(452,140)
Navios Maritime Holdings, Inc.	10,400	(25,896)
Scorpio Tankers, Inc.	50,500	(463,085)

Total Monaco		(941,121)

Netherlands — (0.3)%
Commercial Services — (0.0)%
Cimpress NV	300	(22,833)

Metals & Mining — (0.0)%
Constellium NV Class A	4,700	(28,482)

Retail Discretionary — (0.0)%
Cnova NV	3,300	(9,966)

Specialty Finance — (0.3)%
AerCap Holdings NV	104,700	(4,003,728)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	57,600	(237,024)

Total Netherlands		(4,302,033)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	5,900	(4,543)

Transportation & Logistics — (0.0)%
Frontline Ltd.	48,800	(131,272)
Golden Ocean Group Ltd.	8,300	(20,418)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Nordic American Offshore Ltd.	1,200	$(7,200)

		(158,890)

Total Norway		(163,433)

Panama — (0.0)%
Banking — (0.0)%
Banco Latinoamericano de Comercio Exterior SA E Shares	1,000	(23,150)

Passenger Transportation — (0.0)%
Copa Holdings SA Class A	5,200	(218,036)

Total Panama		(241,186)

Peru — (0.0)%
Metals & Mining — (0.0)%
Southern Copper Corp.	5,600	(149,632)

Total Peru		(149,632)

Puerto Rico — (0.0)%
Banking — (0.0)%
OFG Bancorp	100	(873)

Total Puerto Rico		(873)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR	500	(14,695)

Iron & Steel — (0.0)%
POSCO ADR	300	(10,506)

Semiconductors — (0.0)%
Magnachip Semiconductor Corp.	100	(659)

Telecommunications — (0.0)%
KT Corp. ADR	6,600	(86,262)

Utilities — (0.0)%
Korea Electric Power Corp. ADR	6,700	(137,283)

Total Republic of Korea		(249,405)

South Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd. ADR	4,900	(40,131)

Total South Africa		(40,131)

Spain — (0.0)%
Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	3	(25)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Banco Santander SA ADR	3,901	$(20,597)

		(20,622)

Utilities — (0.0)%
Abengoa Yield PLC	19,100	(316,105)

Total Spain		(336,727)

Switzerland — (0.2)%
Biotechnology & Pharmaceuticals — (0.1)%
Novartis AG (b)	8,100	(744,486)

Hardware — (0.0)%
Logitech International SA	100	(1,311)

Institutional Financial Service — (0.1)%
Credit Suisse Group AG ADR	35,342	(849,268)

Retail—Consumer Staples — (0.0)%
Galenica AG (b)	400	(509,662)

Total Switzerland		(2,104,727)

Taiwan — (0.0)%
Semiconductors — (0.0)%
Himax Technologies, Inc. ADR	3,900	(31,083)

Total Taiwan		(31,083)

United Kingdom — (0.1)%
Automotive — (0.0)%
Fiat Chrysler Automobiles NV	200	(2,642)

Banking — (0.0)%
Barclays PLC ADR	17,828	(263,498)
Royal Bank of Scotland Group PLC ADR	4,100	(39,114)

		(302,612)

Biotechnology & Pharmaceuticals — (0.0)%
AstraZeneca PLC ADR (b)	5,445	(173,260)

		(173,260)

Consumer Products — (0.0)%
Unilever NV	23	(925)

Insurance — (0.0)%
Aviva PLC ADR	31	(425)

Machinery — (0.1)%
CNH Industrial NV	435	(2,836)
Pentair PLC	8,400	(428,736)

		(431,572)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Semiconductors — (0.0)%
ARM Holdings PLC ADR	5,500	$(237,875)

Transportation & Logistics — (0.0)%
Navigator Holdings Ltd.	500	(6,675)

Total United Kingdom		(1,155,986)

United States — (17.5)%
Aerospace & Defense — (0.1)%
AAR Corp.	700	(13,279)
Aerovironment, Inc.	1,200	(24,048)
Sturm Ruger & Co., Inc.	1,800	(105,642)
Taser International, Inc.	67,100	(1,477,878)

		(1,620,847)

Apparel & Textile Products — (0.1)%
Columbia Sportswear Co.	100	(5,879)
Crocs, Inc.	2,700	(34,897)
Deckers Outdoor Corp. (b)	500	(29,030)
Iconix Brand Group, Inc.	25,500	(344,760)
Lakeland Industries, Inc.	300	(4,167)
Ralph Lauren Corp. (b)	660	(77,986)
Steven Madden Ltd.	700	(25,634)
Tumi Holdings, Inc. (b)	9,860	(173,733)
Under Armour, Inc. Class A	2,600	(251,628)

		(947,714)

Asset Management — (0.3)%
Acacia Research Corp.	7,900	(71,732)
Artisan Partners Asset Management, Inc. Class A	13,300	(468,559)
Eaton Vance Corp.	100	(3,342)
Fifth Street Senior Floating Rate Corp.	600	(5,238)
Financial Engines, Inc.	300	(8,841)
Franklin Resources, Inc. (b)	4,010	(149,413)
Full Circle Capital Corp.	3,600	(11,052)
Janus Capital Group, Inc.	22,900	(311,440)
Leucadia National Corp.	95,200	(1,928,752)
Medley Capital Corp.	23,300	(173,352)
NorthStar Asset Management Group, Inc.	1,200	(17,232)
Waddell & Reed Financial, Inc. Class A (b)	3,680	(127,953)
WisdomTree Investments, Inc.	1,600	(25,808)

		(3,302,714)

Automotive — (0.4)%
American Axle & Manufacturing Holdings, Inc.	1,200	(23,928)
Dana Holding Corp.	15,100	(239,788)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Dorman Products, Inc.	400	$(20,356)
Federal-Mogul Holdings Corp.	711	(4,856)
General Motors Co. (b)	5,690	(170,814)
Gentherm, Inc.	400	(17,968)
Harley-Davidson, Inc. (b)	5,290	(290,421)
Harman International Industries, Inc. (b)	1,725	(165,583)
Mobileye NV	500	(22,740)
Quantum Fuel Systems Technologies Worldwide, Inc.	10,600	(11,660)
Tesla Motors, Inc.	16,200	(4,024,080)

		(4,992,194)

Banking — (0.3)%
Ameris Bancorp	100	(2,875)
Banc of California, Inc.	8,600	(105,522)
Bank of America Corp.	171,900	(2,678,202)
Bank of the Ozarks, Inc.	10	(438)
BankUnited, Inc.	200	(7,150)
BofI Holding, Inc.	100	(12,883)
BOK Financial Corp.	200	(12,942)
Centerstate Banks, Inc.	25	(367)
Citigroup, Inc.	1,500	(74,415)
ConnectOne Bancorp, Inc.	23	(444)
Customers Bancorp, Inc.	600	(15,420)
EverBank Financial Corp.	6,900	(133,170)
First Niagara Financial Group, Inc.	100	(1,021)
Heritage Financial Corp.	9	(169)
Kearny Financial Corp.	600	(6,882)
MB Financial, Inc.	22	(718)
National Bank Holdings Corp. Class A	100	(2,053)
Sterling Bancorp	61	(907)
TFS Financial Corp.	11,100	(191,475)
United Bankshares, Inc.	46	(1,748)
Washington Federal, Inc.	200	(4,550)
Wintrust Financial Corp.	100	(5,343)

		(3,258,694)

Biotechnology & Pharmaceuticals — (1.9)%
ACADIA Pharmaceuticals, Inc.	10,900	(360,463)
AcelRx Pharmaceuticals, Inc.	3,800	(11,590)
Achillion Pharmaceuticals, Inc.	47,300	(326,843)
Actinium Pharmaceuticals, Inc.	24,725	(43,763)
Aduro Biotech, Inc.	100	(1,937)
Advaxis, Inc.	1,200	(12,276)
Aegerion Pharmaceuticals, Inc.	29,100	(395,760)
Aerie Pharmaceuticals, Inc.	11,800	(209,332)
Agenus, Inc.	3,000	(13,800)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Akebia Therapeutics, Inc.	8,100	$(78,246)
Alexion Pharmaceuticals, Inc.	4,619	(722,365)
Alkermes PLC (b)	11,880	(697,000)
Allergan PLC	14,266	(3,877,641)
Alnylam Pharmaceuticals, Inc. (b)	7,200	(578,592)
AMAG Pharmaceuticals, Inc.	1,301	(51,689)
Amgen, Inc. (b)	7,760	(1,073,363)
Amicus Therapeutics, Inc.	9,600	(134,304)
Ampio Pharmaceuticals, Inc.	23,800	(68,782)
Antares Pharma, Inc.	7,300	(12,410)
Anthera Pharmaceuticals, Inc.	6,200	(37,758)
Apricus Biosciences, Inc.	100	(146)
Aratana Therapeutics, Inc.	5,100	(43,146)
Arena Pharmaceuticals, Inc.	42,000	(80,220)
Arrowhead Research Corp.	48,500	(279,360)
AVEO Pharmaceuticals, Inc.	4,100	(4,961)
Axovant Sciences Ltd.	200	(2,584)
Bellicum Pharmaceuticals, Inc.	100	(1,453)
BIND Therapeutics, Inc.	800	(3,568)
Biocept, Inc.	200	(460)
BioCryst Pharmaceuticals, Inc.	3,800	(43,320)
BioDelivery Sciences International, Inc.	40,100	(222,956)
BioTime, Inc.	200	(600)
Bluebird Bio, Inc.	1,500	(128,325)
Brainstorm Cell Therapeutics, Inc.	2,100	(4,809)
Caladrius Biosciences, Inc.	16,700	(24,883)
Calithera Biosciences, Inc.	700	(3,801)
Catalyst Pharmaceutical Partners, Inc.	1,700	(5,100)
Celgene Corp. (b)	22,100	(2,390,557)
Celldex Therapeutics, Inc.	27,800	(293,012)
Chimerix, Inc.	100	(3,820)
Coherus Biosciences, Inc.	600	(12,024)
Conatus Pharmaceuticals, Inc.	6,000	(26,700)
CorMedix, Inc.	600	(1,194)
CTI BioPharma Corp.	21,300	(31,098)
CytRx Corp.	52,400	(124,188)
Dicerna Pharmaceuticals, Inc.	2,000	(16,420)
Discovery Laboratories, Inc.	900	(270)
Dynavax Technologies Corp.	10	(245)
Eleven Biotherapeutics, Inc.	200	(482)
Enanta Pharmaceuticals, Inc.	9,500	(343,330)
Endo International PLC (b)	61,990	(4,294,667)
Endocyte, Inc.	12,500	(57,250)
EPIRUS Biopharmaceuticals, Inc.	200	(884)
Epizyme, Inc.	4,900	(63,014)
Esperion Therapeutics, Inc.	600	(14,154)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Five Prime Therapeutics, Inc.	800	$(12,312)
Fortress Biotech, Inc.	5,200	(13,520)
Galectin Therapeutics, Inc.	2,100	(4,914)
Galena Biopharma, Inc.	75,600	(119,448)
Geron Corp.	5,700	(15,732)
Heron Therapeutics, Inc.	15,800	(385,520)
Idera Pharmaceuticals, Inc.	15,600	(52,260)
IGI Laboratories, Inc.	12,100	(79,134)
Infinity Pharmaceuticals, Inc.	2,700	(22,815)
Inovio Pharmaceuticals, Inc.	54,500	(315,010)
Intrexon Corp.	4,200	(133,560)
Ironwood Pharmaceuticals, Inc.	500	(5,210)
Isis Pharmaceuticals, Inc. (b)	25,686	(1,038,228)
Johnson & Johnson (b)	7,890	(736,532)
Juno Therapeutics, Inc.	9,200	(374,348)
KaloBios Pharmaceuticals, Inc.	800	(1,528)
Karyopharm Therapeutics, Inc.	9,600	(101,088)
Keryx Biopharmaceuticals, Inc.	99,700	(350,944)
Kite Pharma, Inc.	6,500	(361,920)
La Jolla Pharmaceutical Co.	400	(11,116)
Lexicon Pharmaceuticals, Inc.	6,685	(71,797)
Lion Biotechnologies, Inc.	300	(1,728)
MannKind Corp.	69,200	(222,132)
Mast Therapeutics, Inc.	8,000	(4,640)
MEI Pharma, Inc.	2,100	(3,297)
NanoViricides, Inc.	600	(714)
Nektar Therapeutics	4,700	(51,512)
Neuralstem, Inc.	9,200	(11,224)
Northwest Biotherapeutics, Inc.	4,000	(25,000)
Ocata Therapeutics, Inc.	1,300	(5,434)
Ohr Pharmaceutical, Inc.	6,600	(18,216)
Omeros Corp.	1,900	(20,824)
OncoGenex Pharmaceuticals, Inc.	500	(1,115)
Oncothyreon, Inc.	5,400	(14,796)
Ophthotech Corp.	300	(12,156)
OPKO Health, Inc. (b)	11,200	(94,192)
Orexigen Therapeutics, Inc.	22,900	(48,319)
Organovo Holdings, Inc.	78,200	(209,576)
Otonomy, Inc.	100	(1,781)
OXiGENE, Inc.	13,200	(12,276)
Pacira Pharmaceuticals, Inc.	1,000	(41,100)
Peregrine Pharmaceuticals, Inc.	10,700	(10,914)
Pernix Therapeutics Holdings, Inc.	31,700	(100,172)
Pluristem Therapeutics, Inc.	400	(728)
Progenics Pharmaceuticals, Inc.	200	(1,144)
Provectus Biopharmaceuticals, Inc. Class A	2,100	(1,208)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Puma Biotechnology, Inc.	500	$(37,680)
Regeneron Pharmaceuticals, Inc. (b)	330	(153,496)
Regulus Therapeutics, Inc.	800	(5,232)
Relypsa, Inc.	4,400	(81,444)
Repros Therapeutics, Inc.	15,200	(112,936)
Rexahn Pharmaceuticals, Inc.	27,300	(14,196)
RXI Pharmaceuticals	3,300	(1,238)
Sagent Pharmaceuticals, Inc.	1,000	(15,330)
Sangamo BioSciences, Inc.	300	(1,692)
Spectrum Pharmaceuticals, Inc.	500	(2,990)
StemCells, Inc.	9,300	(3,903)
Sunesis Pharmaceuticals, Inc.	600	(486)
Synergy Pharmaceuticals, Inc.	26,900	(142,570)
Synta Pharmaceuticals Corp.	28,300	(49,242)
Synthetic Biologics, Inc.	18,000	(40,860)
Tenax Therapeutics, Inc.	2,300	(6,969)
TG Therapeutics, Inc.	3,800	(38,304)
TherapeuticsMD, Inc.	14,200	(83,212)
Theravance, Inc.	16,400	(117,752)
Tonix Pharmaceuticals Holding Corp.	5,000	(26,450)
Valeant Pharmaceuticals International, Inc. (b)	8,760	(1,562,609)
Venaxis, Inc.	100	(32)
Verastem, Inc.	800	(1,432)
Versartis, Inc.	100	(1,153)
VIVUS, Inc.	43,900	(71,996)
XenoPort, Inc.	200	(694)
ZIOPHARM Oncology, Inc.	5,864	(52,835)
Zogenix, Inc.	2,212	(29,862)
ZS Pharma, Inc.	1,200	(78,792)

		(25,087,436)

Chemicals — (0.2)%
Albemarle Corp.	6,074	(267,863)
Avery Dennison Corp. (b)	500	(28,285)
Balchem Corp.	3,800	(230,926)
Cytec Industries, Inc.	1,800	(132,930)
Eastman Chemical Co. (b)	400	(25,888)
iBio, Inc.	8,200	(5,576)
Koppers Holdings, Inc.	700	(14,119)
Kraton Performance Polymers, Inc.	100	(1,790)
Kronos Worldwide, Inc.	400	(2,484)
Marrone Bio Innovations, Inc.	100	(211)
Platform Specialty Products Corp.	122,400	(1,548,360)
PPG Industries, Inc. (b)	300	(26,307)
Rayonier Advanced Materials, Inc.	32,500	(198,900)
Rentech, Inc.	2,080	(11,648)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Tronox Ltd. Class A	31,500	$(137,655)
Westlake Chemical Corp. (b)	500	(25,945)

		(2,658,887)

Commercial Services — (0.2)%
ADT Corp.	91,200	(2,726,880)
Advisory Board Co. (The)	1,500	(68,310)
Ascent Capital Group, Inc. Class A	900	(24,642)
Care.com, Inc.	2,000	(10,280)
CEB, Inc.	500	(34,170)
Healthcare Services Group, Inc.	300	(10,110)
HMS Holdings Corp.	300	(2,631)
InterCloud Systems, Inc.	22,600	(40,228)
TriNet Group, Inc.	8,300	(139,440)

		(3,056,691)

Construction Materials — (0.0)%
Louisiana-Pacific Corp.	14,300	(203,632)
Martin Marietta Materials, Inc.	1,330	(202,094)
MDU Resources Group, Inc.	4,300	(73,960)

		(479,686)

Consumer Products — (0.5)%
22nd Century Group, Inc.	2,000	(1,680)
Alliance One International, Inc.	40	(815)
Avon Products, Inc.	142,700	(463,775)
Axion Power International	100	(180)
Boston Beer Co., Inc. (The) Class A (b)	1,005	(211,663)
Boulder Brands, Inc.	700	(5,733)
Church & Dwight Co., Inc.	1,100	(92,290)
Darling Ingredients, Inc.	13,000	(146,120)
Elizabeth Arden, Inc.	500	(5,845)
Energizer Holdings, Inc.	800	(30,968)
Hain Celestial Group, Inc. (b)	680	(35,088)
Hershey Co. (The)	1,600	(147,008)
Hormel Foods Corp.	3,200	(202,592)
HRG Group, Inc.	14,500	(170,085)
Ingredion, Inc.	300	(26,193)
Kellogg Co.	27,500	(1,830,125)
Keurig Green Mountain, Inc.	20,500	(1,068,870)
Kraft Heinz Co. (The)	10,300	(726,974)
McCormick & Co., Inc.	300	(24,654)
Reynolds American, Inc.	1,100	(48,697)
Snyder’s-Lance, Inc.	2,300	(77,579)
TreeHouse Foods, Inc.	2,800	(217,812)
Tyson Foods, Inc. Class A	33,400	(1,439,540)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Universal Corp.	400	$(19,828)

		(6,994,114)

Consumer Services — (0.0)%
ITT Educational Services, Inc.	200	(686)
Regis Corp.	1,300	(17,030)
Weight Watchers International, Inc.	34,100	(217,558)

		(235,274)

Design Manufacturing & Distribution — (0.0)%
Arrow Electronics, Inc. (b)	915	(50,581)
Avnet, Inc. (b)	1,235	(52,710)
Flextronics International Ltd. (b)	4,610	(48,589)
Sanmina Corp. (b)	8,610	(183,996)

		(335,876)

Distributors—Consumer Staples — (0.0)%
Calavo Growers, Inc.	100	(4,464)
Core-Mark Holding Co., Inc.	7,200	(471,240)

		(475,704)

Distributors—Discretionary — (0.0)%
FTD Cos., Inc.	300	(8,940)

Electrical Equipment — (0.0)%
Capstone Turbine Corp.	62,400	(21,216)
Cognex Corp.	700	(24,059)
Eaton Corp. PLC (b)	500	(25,650)
Energous Corp.	5,100	(35,190)
General Cable Corp.	19,200	(228,480)
Itron, Inc.	100	(3,191)
Revolution Lighting Technologies, Inc.	8,400	(7,980)

		(345,766)

Engineering & Construction Services — (0.0)%
EnerNOC, Inc.	100	(790)
KBR, Inc.	6,400	(106,624)
Kratos Defense & Security Solutions, Inc.	3,400	(14,348)
Layne Christensen Co.	300	(1,950)
Willbros Group, Inc.	500	(630)

		(124,342)

Forest & Paper Products — (0.0)%
Resolute Forest Products, Inc.	100	(831)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — (0.4)%
Bojangles’, Inc.	100	$(1,690)
Brinker International, Inc.	100	(5,267)
Diamond Resorts International, Inc. (b)	1,400	(32,746)
Dunkin’ Brands Group, Inc.	500	(24,500)
El Pollo Loco Holdings, Inc.	2,300	(24,794)
Fogo De Chao, Inc.	200	(3,120)
International Game Technology plc	200	(3,066)
J Alexanaer’s Holdings	46	(458)
Jack in the Box, Inc. (b)	300	(23,112)
Jamba, Inc.	4,300	(61,275)
Las Vegas Sands Corp.	21,500	(816,355)
Morgans Hotel Group Co.	400	(1,328)
Papa Murphy’s Holdings, Inc.	200	(2,936)
Pinnacle Entertainment, Inc.	1,100	(37,224)
Rave Restaurant Group, Inc.	300	(2,559)
Red Robin Gourmet Burgers, Inc.	100	(7,574)
Scientific Games Corp. Class A	8,700	(90,915)
Texas Roadhouse, Inc.	300	(11,160)
Wendy’s Co.	100	(865)
Wynn Resorts Ltd.	69,500	(3,691,840)
Zoe’s Kitchen, Inc.	3,400	(134,266)

		(4,977,050)

Hardware — (0.4)%
3D Systems Corp.	46,300	(534,765)
Aerohive Networks, Inc.	3,400	(20,332)
ARRIS Group, Inc.	22,600	(586,922)
Control4 Corp.	300	(2,448)
Diebold, Inc.	1,400	(41,678)
Digital Ally, Inc.	7,600	(47,348)
Dot Hill Systems Corp.	1,700	(16,541)
ExOne Co.	9,500	(63,745)
FEI Co.	10,300	(752,312)
Garmin Ltd. (b)	4,375	(156,975)
Gigamon, Inc.	400	(8,004)
GoPro, Inc. Class A	600	(18,732)
Hewlett-Packard Co. (b)	1,545	(39,567)
Identiv, Inc.	1,200	(4,188)
Knowles Corp.	600	(11,058)
MicroVision, Inc.	16,800	(53,592)
Mitel Networks Corp.	4,500	(29,025)
Neonode, Inc.	8,100	(19,764)
NetApp, Inc.	2,100	(62,160)
Nimble Storage, Inc.	10,100	(243,612)
Novatel Wireless, Inc.	5,300	(11,713)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Quantum Corp.	100	$(70)
Ruckus Wireless, Inc.	4,200	(49,896)
Seagate Technology plc (b)	31,620	(1,416,576)
Silicon Graphics International Corp.	1,100	(4,323)
Stratasys Ltd.	10,800	(286,092)
Turtle Beach Corp.	2,300	(5,589)
Ubiquiti Networks, Inc.	16,700	(565,963)
Uni-Pixel, Inc.	2,200	(2,332)
VeriFone Systems, Inc.	1	(28)
ViaSat, Inc.	900	(57,861)
Violin Memory, Inc.	2,600	(3,588)
Zebra Technologies Corp. Class A	300	(22,965)

		(5,139,764)

Health Care Facilities/Services — (0.8)%
AAC Holdings, Inc.	100	(2,225)
AmerisourceBergen Corp. (b)	17,605	(1,672,299)
BioScrip, Inc.	26,700	(49,929)
Brookdale Senior Living, Inc.	47,606	(1,093,034)
Cardinal Health, Inc. (b)	13,730	(1,054,739)
Charles River Laboratories International, Inc. (b)	1,300	(82,576)
Cigna Corp. (b)	12,100	(1,633,742)
DaVita HealthCare Partners, Inc. (b)	15,380	(1,112,435)
Diplomat Pharmacy, Inc.	1,000	(28,730)
Enzo Biochem, Inc.	200	(634)
ExamWorks Group, Inc.	3,900	(114,036)
Genesis Healthcare, Inc.	500	(3,065)
HealthSouth Corp.	300	(11,511)
IPC Healthcare, Inc.	200	(15,538)
Kindred Healthcare, Inc.	2,297	(36,178)
OvaScience, Inc.	3,600	(30,564)
PAREXEL International Corp.	100	(6,192)
Patterson Cos., Inc. (b)	35,000	(1,513,750)
Tenet Healthcare Corp. (b)	33,900	(1,251,588)

		(9,712,765)

Home & Office Products — (0.5)%
Beazer Homes USA, Inc.	27,800	(370,574)
Century Communities, Inc.	1,400	(27,790)
Cenveo, Inc.	200	(376)
Fortune Brands Home & Security, Inc.	400	(18,988)
Green Brick Partners, Inc.	3,500	(37,905)
Hovnanian Enterprises, Inc. Class A	154,200	(272,934)
KB Home	56,300	(762,865)
M/I Homes, Inc.	1,900	(44,802)
MDC Holdings, Inc.	20,200	(528,836)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Meritage Homes Corp.	400	$(14,608)
Snap-on, Inc.	11,500	(1,735,810)
St Joe Co. (The)	5,800	(110,954)
Taylor Morrison Home Corp. Class A	12,700	(236,982)
TRI Pointe Homes, Inc.	122,500	(1,603,525)
Whirlpool Corp. (b)	3,140	(462,396)
William Lyon Homes Class A	7,400	(152,440)

		(6,381,785)

Industrial Services — (0.0)%
DXP Enterprises, Inc.	900	(24,552)
H&E Equipment Services, Inc.	100	(1,672)
MSC Industrial Direct Co., Inc. Class A	300	(18,309)
TAL International Group, Inc.	2,200	(30,074)
United Rentals, Inc. (b)	610	(36,631)
Wesco Aircraft Holdings, Inc.	2,400	(29,280)
WW Grainger, Inc.	100	(21,501)

		(162,019)

Institutional Financial Service — (0.2)%
CBOE Holdings, Inc.	12,200	(818,376)
Evercore Partners, Inc. Class A	300	(15,072)
FXCM, Inc. Class A	14,000	(12,180)
Goldman Sachs Group, Inc.	9,200	(1,598,592)
Intercontinental Exchange, Inc.	31	(7,285)
Moelis & Co. Class A	300	(7,878)
RCS Capital Corp. Class A	54,300	(43,983)

		(2,503,366)

Insurance — (0.1)%
Ambac Financial Group, Inc.	3,900	(56,433)
American International Group, Inc.	700	(39,774)
Amtrust Financial Services, Inc.	970	(61,090)
Arch Capital Group Ltd.	4,700	(345,309)
Berkshire Hathaway, Inc. Class B	6,900	(899,760)
HCC Insurance Holdings, Inc.	1,200	(92,964)
HCI Group, Inc.	1,200	(46,524)
Horace Mann Educators Corp.	100	(3,322)
Markel Corp.	100	(80,186)
MBIA, Inc.	6,500	(39,520)
ProAssurance Corp.	1,000	(49,070)
Symetra Financial Corp.	500	(15,820)
Torchmark Corp.	2,349	(132,484)

		(1,862,256)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Iron & Steel — (0.1)%
AK Steel Holding Corp.	120,100	$(289,441)
Allegheny Technologies, Inc.	10,700	(151,726)
AM Castle & Co.	1,300	(2,886)
Cliffs Natural Resources, Inc.	156,800	(382,592)
Schnitzer Steel Industries, Inc. Class A	1,900	(25,726)
TimkenSteel Corp.	4,900	(49,588)
United States Steel Corp.	48,100	(501,202)

		(1,403,161)

Leisure Products — (0.0)%
Black Diamond, Inc.	100	(628)
Callaway Golf Co.	700	(5,845)
Mattel, Inc.	500	(10,530)
Performance Sports Group Ltd.	2,200	(29,524)
Winnebago Industries, Inc.	4,600	(88,090)

		(134,617)

Machinery — (0.1)%
Adept Technology, Inc.	2,000	(25,920)
Arotech Corp.	700	(931)
Briggs & Stratton Corp. (b)	6,960	(134,398)
Caterpillar, Inc. (b)	2,620	(171,243)
Colfax Corp. (b)	5,480	(163,907)
Flowserve Corp. (b)	700	(28,798)
Manitowoc Co., Inc.	7,900	(118,500)
Parker-Hannifin Corp. (b)	300	(29,190)
Power Solutions International, Inc.	1,300	(29,523)
Titan International, Inc.	1,900	(12,559)

		(714,969)

Manufactured Goods — (0.1)%
EnPro Industries, Inc.	7,000	(274,190)
NN, Inc.	3,600	(66,600)
Proto Labs, Inc.	5,100	(341,700)

		(682,490)

Media — (1.3)%
Angie’s List, Inc.	43,700	(220,248)
Blucora, Inc.	300	(4,131)
Cablevision Systems Corp. Class A	43,300	(1,405,951)
Coupons.com, Inc.	6,200	(55,800)
Covisint Corp.	122	(262)
Cumulus Media, Inc. Class A	70,200	(49,407)
Dex Media, Inc.	3,400	(459)
DreamWorks Animation SKG, Inc. Class A	14,900	(260,005)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
EW Scripps Co. Class A	4,056	$(71,669)
GrubHub, Inc. (b)	6,200	(150,908)
Houghton Mifflin Harcourt Co.	500	(10,155)
Liberty Broadband Corp. Class C	1,000	(51,170)
Liberty Media Corp.	533	(19,039)
Liberty TripAdvisor Holdings, Inc. Class A	900	(19,953)
Lions Gate Entertainment Corp.	100	(3,680)
LiveDeal, Inc.	4,300	(7,224)
Marin Software, Inc.	2,500	(7,825)
Media General, Inc.	15,300	(214,047)
MeetMe, Inc.	5,600	(8,848)
Millennial Media, Inc.	43,300	(75,775)
Monster Worldwide, Inc.	700	(4,494)
New Media Investment Group, Inc.	200	(3,092)
Nielsen Holdings PLC	500	(22,235)
Pandora Media, Inc.	188,900	(4,031,126)
RealD, Inc.	500	(4,805)
Rocket Fuel, Inc.	26,300	(122,821)
Shutterfly, Inc.	100	(3,575)
Shutterstock, Inc.	300	(9,072)
Sinclair Broadcast Group, Inc. Class A	1,400	(35,448)
Time, Inc.	1,600	(30,480)
Travelzoo, Inc.	100	(827)
Tribune Media Co.	1,300	(46,280)
TrueCar, Inc.	9,300	(48,453)
Twitter, Inc.	156,900	(4,226,886)
Viacom, Inc. Class B	500	(21,575)
Viggle, Inc.	6,200	(5,084)
World Wrestling Entertainment, Inc. Class A	600	(10,140)
Yahoo!, Inc.	117,843	(3,406,841)
Yelp, Inc.	52,200	(1,130,652)
YOU On Demand Holdings, Inc.	1,100	(2,123)
Zillow Group, Inc. Class A	30,145	(866,066)

		(16,668,631)

Medical Equipment/Devices — (1.0)%
Abaxis, Inc.	4,400	(193,556)
Accelerate Diagnostics, Inc.	2,500	(40,450)
Accuray, Inc.	10,200	(50,949)
Affymetrix, Inc. (b)	2,510	(21,435)
Atossa Genetics, Inc.	1,700	(1,309)
Biolase, Inc.	3,646	(3,281)
Cepheid	26,000	(1,175,200)
Cerus Corp.	11,500	(52,210)
ConforMIS, Inc.	200	(3,612)
Cooper Cos., Inc.	700	(104,202)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Cytori Therapeutics, Inc.	22,235	$(7,560)
Danaher Corp. (b)	35,100	(2,990,871)
Endologix, Inc.	500	(6,130)
EnteroMedics, Inc.	700	(182)
Exact Sciences Corp.	14,200	(255,458)
Fluidigm Corp.	800	(6,488)
Foundation Medicine, Inc.	14,235	(262,636)
Illumina, Inc. (b)	215	(37,801)
ImmunoCellular Therapeutics Ltd.	7,900	(3,318)
Invacare Corp.	300	(4,341)
IsoRay, Inc.	26,700	(37,380)
Medtronic PLC (b)	7,439	(497,967)
Nanosphere, Inc.	260	(424)
Navidea Biopharmaceuticals, Inc.	8,500	(19,380)
NxStage Medical, Inc.	100	(1,577)
Ocular Therapeutix, Inc.	400	(5,624)
Pacific Biosciences of California, Inc.	1,600	(5,856)
PerkinElmer, Inc. (b)	23,820	(1,094,767)
Qiagen NV	3	(78)
Rockwell Medical, Inc.	15,700	(121,047)
Rosetta Genomics Ltd.	2,400	(5,928)
Second Sight Medical Products, Inc.	8,500	(50,405)
Sequenom, Inc.	300	(525)
Sirona Dental Systems, Inc. (b)	16,900	(1,577,446)
Spectranetics Corp.	3,600	(42,444)
Stereotaxis, Inc.	1,500	(1,392)
STERIS Corp.	3,500	(227,395)
Sunshine Heart, Inc.	300	(660)
Tandem Diabetes Care, Inc.	100	(881)
TearLab Corp.	5,500	(11,055)
Thoratec Corp.	6,900	(436,494)
TransEnterix, Inc.	10,600	(23,956)
Trovagene, Inc.	500	(2,845)
Unilife Corp.	9,200	(9,015)
Varian Medical Systems, Inc. (b)	6,492	(478,980)
Waters Corp. (b)	14,800	(1,749,508)
Zimmer Holdings, Inc. (b)	7,400	(695,082)

		(12,319,100)

Metals & Mining — (0.1)%
Coeur Mining, Inc.	4,730	(13,338)
Compass Minerals International, Inc.	500	(39,185)
Freeport-McMoRan Copper & Gold, Inc.	13,900	(134,691)
Gold Resource Corp.	4,600	(11,638)
Golden Star Resources Ltd.	13,500	(2,700)
Harsco Corp.	4,500	(40,815)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Hecla Mining Co.	45,100	$(88,847)
McEwen Mining, Inc.	8,300	(7,260)
Tahoe Resources, Inc.	31,100	(240,714)
Thompson Creek Metals Co., Inc.	30,700	(13,413)
Ur-Energy, Inc.	800	(456)
Uranium Energy Corp.	47,400	(47,400)
US Silica Holdings, Inc.	27,400	(386,066)

		(1,026,523)

Oil, Gas & Coal — (1.1)%
Abraxas Petroleum Corp.	600	(768)
Alon USA Energy, Inc.	13,800	(249,366)
Antero Resources Corp.	12,400	(262,384)
Approach Resources, Inc.	6,000	(11,220)
Basic Energy Services, Inc.	18,600	(61,380)
Bill Barrett Corp.	4,100	(13,530)
Bonanza Creek Energy, Inc.	2,100	(8,547)
C&J Energy Services Ltd.	3,200	(11,264)
California Resources Corp.	46,600	(121,160)
CARBO Ceramics, Inc.	2,500	(47,475)
Carrizo Oil & Gas, Inc.	200	(6,108)
Cheniere Energy, Inc.	29,800	(1,439,340)
Chesapeake Energy Corp.	11,900	(87,227)
Clayton Williams Energy, Inc.	400	(15,524)
Clean Energy Fuels Corp.	20,600	(92,700)
Cloud Peak Energy, Inc.	600	(1,578)
Cobalt International Energy, Inc.	167,500	(1,185,900)
Comstock Resources, Inc.	9,600	(18,336)
CONSOL Energy, Inc.	4,200	(41,160)
Delek US Holdings, Inc.	1,000	(27,700)
Denbury Resources, Inc.	15,100	(36,844)
Diamond Offshore Drilling, Inc.	1,000	(17,300)
Diamondback Energy, Inc.	1,100	(71,060)
Eclipse Resources Corp.	12,800	(24,960)
Emerald Oil, Inc.	2,860	(5,234)
Enbridge Energy Management LLC	701	(16,670)
Energy XXI Ltd.	111,989	(117,588)
EnLink Midstream LLC	1,100	(20,108)
Ensco PLC Class A	12,000	(168,960)
EP Energy Corp. Class A	100	(515)
Erin Energy Corp.	400	(1,568)
EXCO Resources, Inc.	170,800	(128,100)
Fairmount Santrol Holdings, Inc.	12,800	(34,560)
Flotek Industries, Inc.	36,200	(604,540)
FX Energy, Inc.	5,100	(4,845)
Gastar Exploration, Inc.	6,500	(7,475)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Geospace Technologies Corp.	200	$(2,762)
Goodrich Petroleum Corp.	55,000	(31,900)
Gulfmark Offshore, Inc. Class A	7,600	(46,436)
Halcon Resources Corp.	100,700	(53,371)
Halliburton Co.	125,468	(4,435,294)
Harvest Natural Resources, Inc.	2,100	(2,919)
ION Geophysical Corp.	2,000	(780)
Jones Energy, Inc.	11,000	(52,690)
Key Energy Services, Inc.	34,300	(16,121)
Kosmos Energy Ltd.	24,700	(137,826)
Laredo Petroleum, Inc.	4,400	(41,492)
Magnum Hunter Resources Corp.	295,466	(100,458)
Marathon Oil Corp.	300	(4,620)
Matador Resources Co.	1,400	(29,036)
McDermott International, Inc.	2,900	(12,470)
Midstates Petroleum Co., Inc.	1,470	(9,041)
Nabors Industries Ltd.	4,900	(46,305)
Noble Corp. plc	3,700	(40,367)
Northern Oil and Gas, Inc.	39,200	(173,264)
Nuverra Environmental Solutions, Inc.	10,970	(14,919)
Oasis Petroleum, Inc.	16,800	(145,824)
ONEOK, Inc.	500	(16,100)
Pacific Drilling SA	19,300	(24,125)
Patterson-UTI Energy, Inc.	100	(1,314)
PBF Energy, Inc. Class A	900	(25,407)
PetroQuest Energy, Inc.	5,800	(6,786)
Pioneer Energy Services Corp.	500	(1,050)
Resolute Energy Corp.	2,100	(815)
Rex Energy Corp.	9,500	(19,665)
Rice Energy, Inc.	50,100	(809,616)
Ring Energy, Inc.	100	(987)
RPC, Inc.	1,700	(15,045)
Sanchez Energy Corp.	90,600	(557,190)
SandRidge Energy, Inc.	17,800	(4,806)
SemGroup Corp. Class A	1,000	(43,240)
Seventy Seven Energy, Inc.	23,500	(32,430)
Synergy Resources Corp.	25,800	(252,840)
Targa Resources Corp.	3,900	(200,928)
Tesoro Corp. (b)	900	(87,516)
TETRA Technologies, Inc.	300	(1,773)
Tidewater, Inc.	28,300	(371,862)
Transocean Ltd.	82,100	(1,060,732)
Triangle Petroleum Corp.	38,000	(53,960)
Ultra Petroleum Corp.	15,200	(97,128)
Valero Energy Corp. (b)	500	(30,050)
W&T Offshore, Inc.	71,100	(213,300)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Western Refining, Inc.	100	$(4,412)
Westmoreland Coal Co.	16,200	(228,258)
Whiting Petroleum Corp.	151	(2,306)
ZaZa Energy Corp.	520	(179)

		(14,524,709)

Passenger Transportation — (0.1)%
American Airlines Group, Inc.	39,900	(1,549,317)
Republic Airways Holdings, Inc.	30,700	(177,446)
SkyWest, Inc.	100	(1,668)

		(1,728,431)

Real Estate — (2.4)%
Alexandria Real Estate Equities, Inc.	4,500	(381,015)
American Campus Communities, Inc.	1,900	(68,856)
American Homes 4 Rent	54,000	(868,320)
American Residential Properties, Inc.	2,600	(44,902)
Ashford Hospitality Trust, Inc.	25,000	(152,500)
AvalonBay Communities, Inc.	8,200	(1,433,524)
BioMed Realty Trust, Inc.	18,700	(373,626)
Bluerock Residential Growth REIT, Inc.	6,800	(81,464)
Brandywine Realty Trust	5,900	(72,688)
Camden Property Trust	23,000	(1,699,700)
Campus Crest Communities, Inc.	31,400	(167,048)
CBL & Associates Properties, Inc.	1,800	(24,750)
Cedar Realty Trust, Inc.	200	(1,242)
Chatham Lodging Trust	2,300	(49,404)
Chesapeake Lodging Trust	1,800	(46,908)
Columbia Property Trust, Inc.	2,200	(51,040)
Communications Sales & Leasing, Inc.	7,700	(137,830)
CorEnergy Infrastructure Trust, Inc.	200	(884)
Corporate Office Properties Trust	5,900	(124,077)
Corrections Corp. of America	1,300	(38,402)
Cousins Properties, Inc.	4,400	(40,568)
CubeSmart	100	(2,721)
CyrusOne, Inc.	8,200	(267,812)
DCT Industrial Trust, Inc.	25,500	(858,330)
DDR Corp.	44,100	(678,258)
Douglas Emmett, Inc.	19,300	(554,296)
Duke Realty Corp.	7,300	(139,065)
DuPont Fabros Technology, Inc.	800	(20,704)
Easterly Government Properties, Inc.	1,100	(17,545)
Education Realty Trust, Inc.	21,000	(691,950)
Empire State Realty Trust, Inc. Class A	800	(13,624)
Equity Residential	300	(22,536)
Essex Property Trust, Inc.	1,700	(379,814)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Farmland Partners, Inc.	2,000	$(21,000)
Federal Realty Investment Trust	3,300	(450,285)
First Industrial Realty Trust, Inc.	300	(6,285)
Gaming and Leisure Properties, Inc.	832	(24,710)
Government Properties Income Trust	25,800	(412,800)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	200	(3,444)
HCP, Inc.	500	(18,625)
Healthcare Realty Trust, Inc.	18,800	(467,180)
Healthcare Trust of America, Inc. Class A	7,100	(174,021)
Hersha Hospitality Trust	2,500	(56,650)
Highwoods Properties, Inc.	2,800	(108,500)
Host Hotels & Resorts, Inc.	31,800	(502,758)
Hudson Pacific Properties, Inc.	1,700	(48,943)
Independence Realty Trust, Inc.	500	(3,605)
Inland Real Estate Corp.	200	(1,620)
Kennedy-Wilson Holdings, Inc.	900	(19,953)
Kimco Realty Corp.	17,600	(429,968)
Kite Realty Group Trust	9,950	(236,910)
LaSalle Hotel Properties	9,200	(261,188)
Lexington Realty Trust	400	(3,240)
Liberty Property Trust	300	(9,453)
LTC Properties, Inc.	1,500	(64,005)
Macerich Co.	3,800	(291,916)
Mack-Cali Realty Corp.	8,600	(162,368)
Medical Properties Trust, Inc.	18,800	(207,928)
Mid-America Apartment Communities, Inc.	76	(6,222)
Monogram Residential Trust, Inc.	23,600	(219,716)
National Retail Properties, Inc.	2,800	(101,556)
New Senior Investment Group, Inc.	58,400	(610,864)
New York REIT, Inc.	54,100	(544,246)
NorthStar Realty Finance Corp.	305,200	(3,769,220)
Omega Healthcare Investors, Inc.	10,620	(373,293)
Paramount Group, Inc.	3,400	(57,120)
Parkway Properties Inc/Md	5,262	(81,877)
Pebblebrook Hotel Trust	8,300	(294,235)
Pennsylvania REIT	12,400	(245,892)
Physicians Realty Trust	24,500	(369,705)
Piedmont Office Realty Trust, Inc. Class A	16,300	(291,607)
Plum Creek Timber Co., Inc.	2,500	(98,775)
Post Properties, Inc.	1,300	(75,777)
Preferred Apartment Communities, Inc. Class A	1,500	(16,320)
Public Storage	9,100	(1,925,833)
Ramco-Gershenson Properties Trust	2,000	(30,020)
Rayonier, Inc.	2,500	(55,175)
Realty Income Corp.	26,300	(1,246,357)
Regency Centers Corp.	8,600	(534,490)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Retail Properties of America, Inc.	4,800	$(67,632)
Rexford Industrial Realty, Inc.	3,100	(42,749)
Ryman Hospitality Properties, Inc.	1,400	(68,922)
Sabra Health Care REIT, Inc.	1,300	(30,134)
Senior Housing Properties Trust	3,800	(61,560)
Silver Bay Realty Trust Corp.	200	(3,202)
SL Green Realty Corp.	6,800	(735,488)
Spirit Realty Capital, Inc.	42,100	(384,794)
STAG Industrial, Inc.	13,800	(251,298)
Starwood Waypoint Residential Trust	8,300	(197,789)
STORE Capital Corp.	7,300	(150,818)
Summit Hotel Properties, Inc.	800	(9,336)
Sunstone Hotel Investors, Inc.	16,881	(223,336)
Tanger Factory Outlet Centers, Inc.	900	(29,673)
UDR, Inc.	29,200	(1,006,816)
Urban Edge Properties	200	(4,318)
Ventas, Inc.	2,900	(162,574)
VEREIT, Inc. REIT	258,960	(1,999,171)
Vornado Realty Trust	500	(45,210)
Washington Real Estate Investment Trust	600	(14,958)
Welltower, Inc.	19,800	(1,340,856)
WP Carey, Inc.	100	(5,781)
WP Glimcher, Inc.	8,100	(94,446)
Xenia Hotels & Resorts, Inc.	5,500	(96,030)

		(31,467,949)

Recreation Facilities & Services — (0.0)%
Carmike Cinemas, Inc.	200	(4,018)

Renewable Energy — (0.5)%
American Superconductor Corp.	10	(43)
Ascent Solar Technologies, Inc.	22,441	(4,255)
Enphase Energy, Inc.	9,100	(33,670)
FuelCell Energy, Inc.	131,300	(96,479)
Gevo, Inc.	25,060	(43,103)
Green Plains, Inc.	3,700	(72,002)
Pacific Ethanol, Inc.	21,100	(136,939)
Plug Power, Inc.	177,900	(325,557)
Silver Spring Networks, Inc.	2,400	(30,912)
Solar3D, Inc.	1,384	(3,820)
SolarCity Corp.	82,800	(3,536,388)
Solazyme, Inc.	14,900	(38,740)
SunEdison, Inc.	232,500	(1,669,350)
SunPower Corp.	2,800	(56,112)
Vivint Solar, Inc.	13,300	(139,384)

		(6,186,754)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Retail—Consumer Discretionary — (0.1)%
Ezcorp, Inc. Class A	100	$(617)
Lululemon Athletica, Inc.	35,400	(1,793,010)

		(1,793,627)

Retail—Consumer Staples — (0.4)%
Casey’s General Stores, Inc.	300	(30,876)
CVS Health Corp. (b)	24,720	(2,384,985)
Dollar General Corp.	1,900	(137,636)
Dollar Tree, Inc.	17,600	(1,173,216)
Fairway Group Holdings Corp.	3,500	(3,675)
Five Below, Inc.	4,300	(144,394)
Fresh Market, Inc.	400	(9,036)
PriceSmart, Inc.	200	(15,468)
Rite Aid Corp.	13,700	(83,159)
Roundy’s, Inc.	8,900	(20,648)
TravelCenters of America LLC	1,000	(10,330)
Wal-Mart Stores, Inc. (b)	2,600	(168,584)
Walgreens Boots Alliance, Inc. (b)	13,400	(1,113,540)
Whole Foods Market, Inc. (b)	1,455	(46,051)

		(5,341,598)

Retail Discretionary — (1.0)%
Abercrombie & Fitch Co. Class A	105,700	(2,239,783)
Aeropostale, Inc.	20,200	(12,524)
American Apparel, Inc.	34,500	(3,830)
American Eagle Outfitters, Inc.	4,400	(68,772)
Avis Budget Group, Inc.	25,764	(1,125,372)
Barnes & Noble, Inc.	600	(7,266)
bebe stores, Inc.	3,800	(3,572)
Blyth, Inc.	300	(1,791)
Bon-Ton Stores, Inc.	12,300	(38,622)
Boot Barn Holdings, Inc.	2,400	(44,232)
Buckle, Inc.	5,500	(203,335)
Build-A-Bear Workshop, Inc.	300	(5,667)
Burlington Stores, Inc.	4,100	(209,264)
Cabela’s, Inc.	4,000	(182,400)
Cato Corp. Class A	200	(6,806)
Chegg, Inc.	5,500	(39,655)
Chico’s FAS, Inc.	14,200	(223,366)
Children’s Place, Inc.	5,800	(334,486)
Conn’s, Inc.	400	(9,616)
Container Store Group, Inc.	6,100	(85,888)
DSW, Inc. Class A	21,000	(531,510)
Etsy, Inc.	11,000	(150,590)
Finish Line, Inc. Class A	5,500	(106,150)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Francesca’s Holdings Corp.	19,700	$(240,931)
Freshpet, Inc.	300	(3,150)
Gap, Inc.	45,700	(1,302,450)
Guess?, Inc.	31,600	(674,976)
Hertz Global Holdings, Inc.	57,700	(965,321)
Hibbett Sports, Inc. (b)	4,135	(144,766)
Kohl’s Corp. (b)	3,585	(166,021)
Lumber Liquidators Holdings, Inc. (b)	3,800	(49,932)
Men’s Wearhouse, Inc.	26,900	(1,143,788)
Monro Muffler Brake, Inc.	700	(47,285)
Net Element International, Inc.	3,700	(592)
Office Depot, Inc.	3	(19)
Outerwall, Inc.	1,800	(102,474)
Pacific Sunwear of California, Inc.	1,000	(320)
Party City Holdco, Inc.	700	(11,179)
Pier 1 Imports, Inc.	71,600	(494,040)
Restoration Hardware Holdings, Inc.	300	(27,993)
Ross Stores, Inc.	4,800	(232,656)
Sears Holdings Corp.	45,600	(1,030,560)
Sonic Automotive, Inc. Class A (b)	5,665	(115,679)
Tiffany & Co. (b)	1,180	(91,120)
TJX Cos., Inc.	6,800	(485,656)
Tuesday Morning Corp.	1,500	(8,115)
Urban Outfitters, Inc.	2,100	(61,698)
Vitamin Shoppe, Inc. (b)	3,790	(123,706)

		(13,158,924)

Semiconductors — (0.2)%
Advanced Micro Devices, Inc.	360,600	(620,232)
Anadigics, Inc.	200	(44)
Applied Micro Circuits Corp.	7,900	(41,949)
Applied Optoelectronics, Inc.	2,100	(39,438)
Cavium, Inc.	200	(12,274)
Cypress Semiconductor Corp.	104,530	(890,596)
Integrated Device Technology, Inc. (b)	2,640	(53,592)
Integrated Silicon Solution, Inc.	300	(6,447)
Intel Corp. (b)	1,625	(48,977)
InvenSense, Inc.	300	(2,787)
IPG Photonics Corp. (b)	2,040	(154,979)
Lam Research Corp. (b)	2,435	(159,078)
Linear Technology Corp. (b)	1,190	(48,016)
Maxim Integrated Products, Inc. (b)	2,115	(70,641)
Monolithic Power Systems, Inc.	100	(5,120)
NeoPhotonics Corp.	4,300	(29,283)
ParkerVision, Inc.	2,500	(469)
Pixelworks, Inc.	14,600	(52,706)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Qorvo, Inc.	13	$(586)
QuickLogic Corp.	8,000	(12,720)
Rubicon Technology, Inc.	3,400	(3,502)
Sigma Designs, Inc.	100	(689)
Skyworks Solutions, Inc.	100	(8,421)
SunEdison Semiconductor Ltd.	200	(2,108)
Texas Instruments, Inc. (b)	1,000	(49,520)
Universal Display Corp.	100	(3,390)
Xilinx, Inc. (b)	2,715	(115,116)

		(2,432,680)

Software — (0.5)%
Amber Road, Inc.	1,500	(6,330)
athenahealth, Inc. (b)	3,900	(520,065)
Avid Technology, Inc.	1,700	(13,532)
Barracuda Networks, Inc.	100	(1,558)
Bazaarvoice, Inc.	200	(902)
Benefitfocus, Inc.	2,900	(90,625)
Box, Inc. Class A	2,700	(33,966)
Brightcove, Inc.	800	(3,936)
CA, Inc. (b)	7,345	(200,518)
Castlight Health, Inc. Class B	10,800	(45,360)
Cerner Corp. (b)	48,400	(2,902,064)
ChannelAdvisor Corp.	4,000	(39,760)
Cornerstone OnDemand, Inc.	100	(3,300)
Datawatch Corp.	1,200	(7,056)
Demandware, Inc.	3,600	(186,048)
Digital Turbine, Inc.	2,192	(3,968)
Envestnet, Inc.	3,800	(113,886)
FireEye, Inc. (b)	15,695	(499,415)
FleetMatics Group plc	100	(4,909)
Glu Mobile, Inc.	72,800	(318,136)
Guidewire Software, Inc.	300	(15,774)
Hortonworks, Inc.	3,000	(65,670)
inContact, Inc.	5,400	(40,554)
Inovalon Holdings, Inc.	2,300	(47,909)
Jack Henry & Associates, Inc.	2,600	(180,986)
Jive Software, Inc.	700	(3,269)
KEYW Holding Corp.	3,200	(19,680)
LivePerson, Inc.	100	(756)
MedAssets, Inc. (b)	8,255	(165,595)
Merge Healthcare, Inc.	200	(1,420)
Mitek Systems, Inc.	4,000	(12,760)
MobileIron, Inc.	2,400	(7,440)
NeuStar, Inc. Class A	1,100	(29,931)
OPOWER, Inc.	2,800	(24,948)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Oracle Corp. (b)	3,700	$(133,644)
Paylocity Holding Corp.	800	(23,992)
PROS Holdings, Inc. (b)	11,155	(246,972)
Rosetta Stone, Inc.	1,100	(7,370)
Seachange International, Inc.	100	(630)
ServiceNow, Inc. (b)	700	(48,615)
Solera Holdings, Inc.	7,100	(383,400)
SPS Commerce, Inc.	100	(6,789)
Tangoe, Inc.	900	(6,480)
TubeMogul, Inc.	4,800	(50,496)
Varonis Systems, Inc.	2,200	(34,276)
Veeva Systems, Inc. Class A	200	(4,682)
VirnetX Holding Corp.	16,200	(57,672)
Vringo, Inc.	46,500	(26,040)
Workday, Inc. Class A	200	(13,772)
Xura, Inc.	700	(15,666)

		(6,672,522)

Specialty Finance — (1.0)%
Ally Financial, Inc.	144,800	(2,951,024)
Altisource Portfolio Solutions SA	10,100	(240,784)
Apollo Residential Mortgage, Inc.	14,400	(182,304)
Arlington Asset Investment Corp. Class A	4,000	(56,200)
ARMOUR Residential REIT, Inc.	35,916	(719,757)
Blackstone Mortgage Trust, Inc. Class A	5,600	(153,664)
Chimera Investment Corp.	3	(40)
CIT Group, Inc. (b)	1,245	(49,837)
Colony Financial, Inc.	13,300	(260,148)
Credit Acceptance Corp.	200	(39,374)
CYS Investments, Inc.	3,100	(22,506)
Discover Financial Services (b)	725	(37,693)
Encore Capital Group, Inc.	5,600	(207,200)
Enova International, Inc.	100	(1,022)
Everi Holdings, Inc.	1,600	(8,208)
First American Financial Corp.	1,800	(70,326)
FNFV Group	266	(3,118)
Green Dot Corp. Class A	4,400	(77,440)
Hatteras Financial Corp.	900	(13,635)
Invesco Mortgage Capital, Inc.	96,296	(1,178,663)
JAVELIN Mortgage Investment Corp.	3,810	(22,974)
JG Wentworth Co. Class A	3,200	(15,776)
Ladder Capital Corp.	100	(1,432)
LendingClub Corp.	101,900	(1,348,137)
Nationstar Mortgage Holdings, Inc.	78,000	(1,081,860)
New Residential Investment Corp.	250	(3,275)
New York Mortgage Trust, Inc.	6,500	(35,685)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Newcastle Investment Corp.	17	$(75)
Ocwen Financial Corp.	117,200	(786,412)
On Deck Capital, Inc.	1,900	(18,810)
Orchid Island Capital, Inc.	18,300	(169,275)
PHH Corp.	17,100	(241,452)
PRA Group, Inc.	45	(2,381)
RAIT Financial Trust	41,100	(203,856)
Redwood Trust, Inc.	700	(9,688)
Resource Capital Corp. REIT	6,000	(67,020)
Santander Consumer USA Holdings, Inc.	5,400	(110,268)
SLM Corp.	106,100	(785,140)
Stewart Information Services Corp.	100	(4,091)
Stonegate Mortgage Corp.	1,200	(8,532)
Textainer Group Holdings Ltd.	1,800	(29,682)
Visa, Inc. A Shares	6,000	(417,960)
Walter Investment Management Corp.	10,900	(177,125)
Western Asset Mortgage Capital Corp.	44,435	(560,325)
WEX, Inc. (b)	1,800	(156,312)
Xoom Corp.	7,100	(176,648)

		(12,707,134)

Technology Services — (0.1)%
CoStar Group, Inc.	100	(17,306)
FICO STRIPS—PRINCIPAL	800	(67,600)
IMS Health Holdings, Inc. (b)	8,400	(244,440)
International Business Machines Corp. (b)	1,465	(212,381)
MarketAxess Holdings, Inc.	500	(46,440)
MAXIMUS, Inc.	1,100	(65,516)
Rentrak Corp.	4,900	(264,943)
ServiceSource International, Inc.	1,500	(6,000)
Spherix, Inc.	800	(272)
Thomson Reuters Corp.	12,900	(519,354)
Travelport Worldwide Ltd.	700	(9,254)
Unisys Corp.	2,100	(24,990)

		(1,478,496)

Telecommunications — (0.1)%
CenturyLink, Inc. (b)	1,075	(27,004)
Cincinnati Bell, Inc.	800	(2,496)
Cogent Communications Holdings, Inc.	6,600	(179,256)
DigitalGlobe, Inc.	500	(9,510)
Frontier Communications Corp.	1,900	(9,025)
Global Eagle Entertainment, Inc.	3,100	(35,588)
Globalstar, Inc.	106,100	(166,577)
Gogo, Inc.	29,600	(452,288)
HC2 Holdings, Inc.	400	(2,804)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Intelsat SA	6,000	$(38,580)
Iridium Communications, Inc.	9,400	(57,810)
Sprint Corp.	66,800	(256,512)
Straight Path Communications, Inc.	2,400	(96,984)
Verizon Communications, Inc. (b)	745	(32,415)
Voltari Corp.	600	(4,260)
WidePoint Corp.	488	(429)
Windstream Holdings, Inc.	29,000	(178,060)
Zayo Group Holdings, Inc.	200	(5,072)

		(1,554,670)

Transportation & Logistics — (0.2)%
CH Robinson Worldwide, Inc.	1,200	(81,336)
Con-way, Inc.	4,800	(227,760)
DHT Holdings, Inc.	12,500	(92,750)
Dorian LPG Ltd.	2,700	(27,837)
Eagle Bulk Shipping, Inc.	900	(5,337)
Echo Global Logistics, Inc.	1,000	(19,600)
Heartland Express, Inc.	200	(3,988)
Hornbeck Offshore Services, Inc.	1,900	(25,707)
Macquarie Infrastructure Co. LLC	10,800	(806,328)
Nordic American Tankers Ltd.	50,600	(769,120)
Odyssey Marine Exploration, Inc.	1,500	(540)
Scorpio Bulkers, Inc.	3,400	(4,964)
XPO Logistics, Inc.	16,700	(397,961)

		(2,463,228)

Transportation Equipment — (0.1)%
Clean Diesel Technologies, Inc.	10,300	(15,759)
Cummins, Inc. (b)	300	(32,574)
Meritor, Inc.	2,300	(24,449)
Navistar International Corp.	65,700	(835,704)
Wabash National Corp.	1,100	(11,649)
Wabtec Corp.	100	(8,805)

		(928,940)

Utilities — (0.6)%
ALLETE, Inc.	800	(40,392)
American States Water Co., Inc.	1,200	(49,680)
American Water Works Co., Inc.	900	(49,572)
Aqua America, Inc.	4,700	(124,409)
Atlantic Power Corp.	50,200	(93,372)
CMS Energy Corp.	1,800	(63,576)
Consolidated Edison, Inc.	1,200	(80,220)
Dynegy, Inc.	36,600	(756,522)
Edison International	300	(18,921)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Genie Energy Ltd. Class B	1,300	$(10,699)
Great Plains Energy, Inc.	11,800	(318,836)
Laclede Group, Inc.	7,700	(419,881)
NextEra Energy, Inc.	200	(19,510)
NorthWestern Corp.	6,000	(322,980)
NRG Energy, Inc.	103,600	(1,538,460)
NRG Yield, Inc. Class C	1,000	(11,610)
OGE Energy Corp.	100	(2,736)
ONE Gas, Inc.	100	(4,533)
Pattern Energy Group, Inc.	36,600	(698,694)
Pepco Holdings, Inc.	25,700	(622,454)
Piedmont Natural Gas Co., Inc.	100	(4,007)
PNM Resources, Inc.	200	(5,610)
Portland General Electric Co.	5,800	(214,426)
Public Service Enterprise Group, Inc.	400	(16,864)
Questar Corp.	200	(3,882)
SCANA Corp.	2,700	(151,902)
South Jersey Industries, Inc.	500	(12,625)
Southern Co.	18,700	(835,890)
TECO Energy, Inc.	14,200	(372,892)
TerraForm Power, Inc.	8,200	(116,604)
UGI Corp.	2,400	(83,568)
Vectren Corp.	200	(8,402)
Westar Energy, Inc.	4,600	(176,824)

		(7,250,553)

Waste & Environmental Service Equipment & Facility — (0.0)%
Covanta Holding Corp.	4,700	(82,015)
MagneGas Corp.	2,900	(2,900)
US Ecology, Inc.	200	(8,730)
Vertex Energy, Inc.	700	(1,498)

		(95,143)

Total United States		(227,403,582)

TOTAL COMMON STOCK (PROCEEDS $320,098,389)		(267,137,502)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.8)%
Australia — (0.1)%
Metals & Mining — (0.1)%
PT FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (b),(e)	$1,149,000	(1,075,751)

Total Australia		(1,075,751)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Netherlands — (0.0)%
Cable & Satellite — (0.0)%
Neptune Finco Corp., 10.88%, 10/15/25 (b),(e)	$181,000	$(183,715)

Total Netherlands		(183,715)

United States — (0.7)%
Cable & Satellite — (0.1)%
Cablevision Systems Corp., 5.88%, 09/15/22 (b)	30,000	(22,875)
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.13%, 12/15/21 (b),(e)	929,000	(824,487)
CSC Holdings LLC, 5.25%, 06/01/24 (b)	120,000	(95,250)

		(942,612)

Consumer Finance — (0.0)%
First Data Corp., 5.38%, 08/15/23 (b),(e)	300,000	(298,500)

Consumer Products — (0.1)%
American Achievement Corp., 10.88%, 04/15/16 (b),(e)	790,000	(786,050)

Entertainment Resources — (0.0)%
LTF Merger Sub, Inc., 8.50%, 06/15/23 (b),(e)	416,000	(397,280)

Exploration & Production — (0.2)%
Clayton Williams Energy, Inc., 7.75%, 04/01/19 (b)	179,000	(153,269)
Oasis Petroleum, Inc., 6.88%, 03/15/22 (b)	2,096,000	(1,666,320)
Oasis Petroleum, Inc., 7.25%, 02/01/19 (b)	669,000	(597,082)

		(2,416,671)

Financial Services — (0.1)%
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (b),(e)	1,337,000	(1,119,738)

Medical Equipment/Devices — (0.0)%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.63%, 10/15/23 (b),(e)	60,000	(54,900)

Medical Equipment/Devices — (0.0)%
Alere, Inc., 6.38%, 07/01/23 (b),(e)	425,000	(433,500)

Pharmaceuticals — (0.1)%
Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25 (b),(e)	1,206,000	(1,161,257)

Publishing & Broadcasting — (0.1)%
Sinclair Television Group, Inc., 5.38%, 04/01/21 (b)	180,000	(177,300)
Sinclair Television Group, Inc., 5.63%, 08/01/24 (b),(e)	551,000	(504,854)

		(682,154)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Software & Services — (0.0)%
Italics Merger Sub, Inc., 7.13%, 07/15/23 (b),(e)	$392,000	$(376,320)

Transportation & Logistics — (0.0)%
Navistar International Corp., 8.25%, 11/01/21 (b)	300,000	(240,375)

Wireless Telecommunication Services — (0.0)%
Sprint Capital Corp., 6.88%, 11/15/28 (b)	240,000	(175,200)
Sprint Corp., 7.63%, 02/15/25 (b)	362,000	(282,134)

		(457,334)

Total United States		(9,366,691)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $10,918,117)		(10,626,157)

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (4.6)%
Alerian MLP ETF	12,686	(158,321)
Consumer Staples Select Sector SPDR Fund	129,049	(6,089,822)
Financial Select Sector SPDR Fund	171,537	(3,887,028)
Health Care Select Sector SPDR Fund (b)	52,805	(3,497,275)
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,228	(2,348,269)
iShares Nasdaq Biotechnology ETF (b)	10,618	(3,220,758)
iShares Russell 2000 ETF	34,350	(3,751,020)
iShares U.S. Healthcare ETF (b)	15,040	(2,104,397)
iShares U.S. Healthcare Providers ETF (b)	16,470	(2,040,304)
Powershares QQQ Trust Series 1	75,100	(7,642,176)
SPDR S&P 500 ETF Trust (b)	65,062	(12,467,831)
SPDR S&P Biotech ETF (b)	26,100	(1,624,725)
SPDR S&P Regional Banking ETF	116,158	(4,783,386)
Vanguard FTSE Developed Markets ETF	159,532	(5,685,721)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $62,419,344)		(59,301,033)

TOTAL SECURITIES SOLD SHORT— (25.9)% (PROCEEDS $393,435,850)		$(337,064,692)

Footnote Legend:

(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition “Other Assets” may include pending sales that are also on loan.
(d)	All or a portion of this security is pledged as collateral for derivative financial instruments.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Security considered illiquid.
(g)	Variable/floating interest rate security. Rate presented is as of September 30, 2015.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2015. Maturity date presented is the ultimate maturity.
(l)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.
(m)	Approximates cost for federal tax purposes.
(n)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at September 30, 2015

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Alstom SA	30.00 EUR	10/16/15	548	$(48,313)	$(9,797)	$38,516
Alstom SA	29.00 EUR	10/16/15	122	(5,943)	(2,113)	3,830
Atos	70.00 EUR	11/20/15	121	(23,589)	(28,258)	(4,669)
Comcast Corp.	62.50 USD	11/20/15	1,826	(96,700)	(69,388)	27,312
Imperial Tobacco Group PLC	33.00 GBP	12/18/15	18	(24,998)	(63,377)	(38,379)
S&P 500 Index	1,940.00 USD	10/16/15	31	(51,056)	(74,400)	(23,344)
S&P 500 Index	1,950.00 USD	10/16/15	84	(141,705)	(150,360)	(8,655)
SabMiller PLC	37.00 GBP	11/20/15	12	(32,916)	(45,292)	(12,376)
Shire PLC	285.00 USD	01/15/16	108	(66,198)	(8,910)	57,288
Shire PLC	265.00 USD	10/16/15	108	(55,158)	(3,456)	51,702
Vodafone Group PLC	2.70 GBP	10/16/15	2,209	(68,797)	(8,354)	60,443
Vodafone Group PLC	2.60 GBP	11/20/15	884	(28,208)	(3,343)	24,865

				$(643,581)	$(467,048)	$176,533

Exchange-Traded Put Options Written
Alstom SA	28.00 EUR	10/16/15	516	$(39,906)	$(41,225)	$(1,319)
Alstom SA	29.00 EUR	10/16/15	394	(45,272)	(77,485)	(32,213)
Apple, Inc.	107.00 USD	10/02/15	1,168	(71,765)	(35,040)	36,725
Atos	66.00 EUR	11/20/15	121	(22,921)	(22,715)	206
iShares Russell 2000 ETF	94.00 USD	01/15/16	475	(73,625)	(81,225)	(7,600)
iShares Russell 2000 ETF	93.00 USD	10/16/15	634	(8,374)	(4,755)	3,619
S&P 500 Index	1,800.00 USD	10/16/15	220	(142,331)	(159,500)	(17,169)
S&P 500 Index	1,775.00 USD	10/16/15	23	(43,700)	(13,800)	29,900

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
SPDR S&P 500 ETF Trust	178.00 USD	10/02/15	1,167	$(27,959)	$(2,334)	$25,625
SPDR S&P 500 ETF Trust	180.00 USD	10/09/15	634	(41,887)	(24,726)	17,161
SPDR S&P 500 ETF Trust	182.00 USD	10/16/15	315	(28,966)	(36,855)	(7,889)

				$(546,706)	$(499,660)	$47,046

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Put Options Written
Financial Select Sector SPDR Fund	Morgan Stanley & Co. International plc	18.75 USD	01/13/16	363,400	$(37,102)	$(89,149)	$(52,047)

					$(37,102)	$(89,149)	$(52,047)

Total Options Written Outstanding					$(1,227,389)	$(1,055,857)	$171,532

Reverse Repurchase Agreements Outstanding at September 30, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	1.70%	08/04/15	11/04/15	$4,578,000	$4,590,539
Credit Suisse Securities (USA) LLC	1.70%	08/04/15	11/04/15	2,657,000	2,664,278
Credit Suisse Securities (USA) LLC	1.85%	07/21/15	10/19/15	3,317,000	3,329,240
Credit Suisse Securities (USA) LLC	1.92%	08/27/15	11/16/15	3,605,000	3,611,745
Credit Suisse Securities (USA) LLC	1.93%	09/25/15	12/18/15	1,208,000	1,208,388
Credit Suisse Securities (USA) LLC	1.93%	09/28/15	12/17/15	4,229,000	4,229,679
Credit Suisse Securities (USA) LLC	1.96%	09/14/15	10/14/15	158,000	158,146
Credit Suisse Securities (USA) LLC	1.98%	09/22/15	12/14/15	3,257,000	3,258,609
Credit Suisse Securities (USA) LLC	1.99%	09/14/15	12/15/15	1,200,000	1,201,125
Credit Suisse Securities (USA) LLC	2.05%	09/17/15	12/16/15	2,478,000	2,479,971
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	750,000	753,173
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	1,961,000	1,969,296
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	1,982,000	1,990,385
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	1,789,000	1,796,568
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	346,000	347,464
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	927,000	930,922
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	2,150,000	2,159,095
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	1,329,000	1,334,622
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	2,308,000	2,317,764
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	361,000	362,527
JPMorgan Chase Bank, N.A.	N/A	09/07/15	N/A	1,312,308	1,312,308

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	N/A	09/07/15	N/A	$1,785,044	$1,785,044
JPMorgan Chase Bank, N.A.	N/A	09/07/15	N/A	2,072,882	2,072,882
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	09/28/15	10/28/15	1,886,000	1,886,266
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	09/28/15	10/28/15	5,082,000	5,082,716
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	09/28/15	10/28/15	12,040,000	12,041,696
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	09/28/15	10/28/15	8,191,000	8,192,154
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.70%	09/24/15	10/26/15	2,726,000	2,726,901
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.70%	09/10/15	10/13/15	3,948,000	3,951,915
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.70%	09/24/15	10/26/15	4,209,000	4,210,391
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.70%	09/24/15	10/26/15	2,526,000	2,526,835
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.70%	09/24/15	10/26/15	2,640,000	2,640,873
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.71%	09/17/15	10/19/15	377,000	377,251
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.74%	09/18/15	12/18/15	829,000	829,521
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.80%	09/03/15	10/05/15	280,000	280,392
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.80%	09/24/15	10/26/15	562,000	562,197
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.80%	09/03/15	10/05/15	606,000	606,848
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.84%	07/29/15	10/29/15	5,076,000	5,092,604
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.87%	07/17/15	10/16/15	2,978,000	2,989,756
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.89%	09/30/15	10/13/15	2,310,000	2,310,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.90%	07/30/15	10/30/15	4,071,000	4,084,536
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%	09/14/15	10/14/15	210,000	210,189
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%	09/14/15	10/14/15	715,000	715,645
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%	09/17/15	10/19/15	42,000	42,031
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%	09/17/15	10/19/15	185,000	185,137
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.93%	09/04/15	12/04/15	967,000	968,400
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.93%	09/17/15	12/17/15	790,000	790,593
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	08/06/15	11/06/15	4,366,000	4,379,243
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	08/05/15	11/05/15	1,847,000	1,852,703
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	08/06/15	11/06/15	4,983,000	4,998,115
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	08/06/15	11/06/15	7,593,000	7,616,032
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	09/24/15	10/23/15	137,000	137,044
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	09/03/15	10/05/15	743,000	744,127
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	09/24/15	10/23/15	1,550,000	1,550,588
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.03%	09/25/15	12/15/15	1,345,000	1,345,455
Royal Bank of Canada	0.02%	09/24/15	12/21/15	3,176,000	3,177,078
Royal Bank of Canada	1.32%	08/18/15	11/18/15	1,078,000	1,079,745
Royal Bank of Canada	1.43%	09/30/15	01/04/16	1,282,000	1,282,000
Royal Bank of Canada	1.50%	04/16/15	10/20/15	881,000	887,031
Royal Bank of Canada	1.51%	09/10/15	01/11/16	844,000	844,742
Royal Bank of Canada	1.51%	09/10/15	01/11/16	1,032,000	1,032,907
Royal Bank of Canada	1.51%	09/10/15	01/11/16	736,000	736,647
Royal Bank of Canada	1.51%	07/23/15	11/12/15	1,434,000	1,438,210
Royal Bank of Canada	1.51%	07/23/15	11/12/15	708,000	710,079
Royal Bank of Canada	1.56%	07/23/15	11/12/15	1,683,000	1,688,105

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	1.62%	08/17/15	02/17/16	$2,998,000	$3,004,066
Royal Bank of Canada	1.73%	09/28/15	03/28/16	1,274,000	1,274,184
Royal Bank of Canada	1.73%	09/28/15	03/28/16	730,000	730,105
Royal Bank of Canada	1.73%	08/26/15	11/16/15	1,422,000	1,424,462
Royal Bank of Canada	1.82%	08/18/15	11/18/15	984,000	986,194
Royal Bank of Canada	1.86%	09/10/15	01/11/16	976,000	977,058
Royal Bank of Canada	1.86%	09/10/15	01/11/16	1,344,000	1,345,457

Total Reverse Repurchase Agreements Outstanding				$154,152,234	$154,409,994

Futures Contracts Outstanding at September 30, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Long Futures
Australian 10-Year Bond	242	SFE	30,917,576 AUD	12/15/15	$280,965
CAC40 10 Euro	110	Euronext	5,009,750 EUR	10/16/15	(126,378)
Canada 10-Year Bond	78	CDE	11,172,818 CAD	12/18/15	(84,824)
CBOE Volatility Index	24	CFE	487,263 USD	11/18/15	43,737
CHF Currency	35	CME	4,492,106 USD	12/14/15	6,269
Cocoa	131	ICE	4,187,826 USD	12/15/15	(108,486)
Coffee	72	ICE	3,312,742 USD	03/18/16	46,058
Corn	94	CBOT	1,925,949 USD	07/14/16	4,576
Corn	133	CBOT	2,521,464 USD	12/14/15	57,074
Cotton No. 2	290	ICE	9,453,931 USD	12/08/15	(690,131)
DAX Index	12	Eurex	3,026,418 EUR	12/18/15	(143,662)
Euro FX	59	CME	8,248,709 USD	12/14/15	(4,196)
Euro-BTP	226	Eurex	30,189,351 EUR	12/08/15	684,060
Gasoline RBOB	73	NYMEX	4,279,730 USD	10/30/15	(89,428)
Gold 100 Oz	53	COMEX	5,803,859 USD	12/29/15	106,701
Hang Seng Index	59	HKFE	62,253,054 HKD	10/29/15	(118,277)
IBEX 35 Index	81	MEFF	7,844,640 EUR	10/16/15	(130,732)
Japanese YEN Currency	123	CME	12,739,908 USD	12/14/15	87,455
Live Cattle	69	CME	3,873,562 USD	02/29/16	(195,172)
Long Gilt	130	ICE	15,305,700 GBP	12/29/15	260,345
Mex Bolsa Index	117	MexDer	50,275,759 MXN	12/18/15	(22,960)
Nasdaq 100 E-Mini	37	CME	3,202,386 USD	12/18/15	(121,766)
Nikkei 225	49	OSE	876,348,870 JPY	12/10/15	(202,049)
NY Harbor ULSD	27	NYMEX	1,760,075 USD	10/30/15	(16,664)
OMXS30 Index	474	Nasdaq OMX	69,893,184 SEK	10/16/15	(334,349)
S&P 500 E-Mini	1,131	CME	108,213,268 USD	12/18/15	(276,283)
S&P/TSX 60 Index	17	CDE	2,651,365 CAD	12/17/15	476
Soybean Meal	230	CBOT	7,095,584 USD	12/14/15	11,416
SPI 200	149	SFE	18,932,643 AUD	12/17/15	(197,633)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Sugar 11	176	ICE	2,387,320 USD	02/29/16	$151,585
Swiss Market Index	17	Eurex	1,477,810 CHF	12/18/15	(35,584)
U.S. Treasury 10-Year Note	363	CBOT	46,160,714 USD	12/21/15	569,864
Wheat	67	CBOT	1,629,139 USD	03/14/16	111,186
Wheat	42	CBOT	1,024,577 USD	12/14/15	52,198

					$(424,609)

Short Futures
90 Day Eurodollar	17	CME	4,176,769 USD	03/13/17	$(27,756)
90 Day Eurodollar	14	CME	3,419,320 USD	12/18/17	(30,105)
90 Day Eurodollar	21	CME	5,140,054 USD	09/18/17	(40,646)
90 Day Eurodollar	11	CME	2,687,834 USD	03/19/18	(19,541)
90 Day Eurodollar	7	CME	1,693,607 USD	12/16/19	(17,543)
90 Day Eurodollar	13	CME	3,150,404 USD	09/16/19	(30,371)
90 Day Eurodollar	19	CME	4,665,814 USD	06/19/17	(27,186)
90 Day Eurodollar	8	CME	1,946,642 USD	03/18/19	(14,458)
90 Day Eurodollar	12	CME	2,931,169 USD	06/18/18	(19,181)
90 Day Eurodollar	12	CME	2,928,232 USD	09/17/18	(19,118)
90 Day Eurodollar	7	CME	1,706,938 USD	12/17/18	(10,599)
90 Day Eurodollar	6	CME	1,463,340 USD	06/17/19	(6,060)
90 Day Eurodollar	7	CME	1,699,995 USD	03/16/20	(9,668)
90 Day Eurodollar	6	CME	1,455,580 USD	06/15/20	(8,645)
90 Day Eurodollar	48	CME	11,931,071 USD	12/14/15	(19,129)
90 Day Eurodollar	38	CME	9,430,009 USD	03/14/16	(20,591)
90 Day Eurodollar	36	CME	8,916,518 USD	06/13/16	(25,432)
90 Day Eurodollar	35	CME	8,641,042 USD	09/19/16	(39,833)
90 Day Eurodollar	19	CME	4,676,009 USD	12/19/16	(29,103)
90 Day Eurodollar	1	CME	243,822 USD	09/14/20	(15)
AUD/USD Currency	61	CME	4,271,846 USD	12/14/15	9,166
Australian 10-Year Bond	42	SFE	5,378,361 AUD	12/15/15	(39,988)
Brent Crude	2	ICE	100,357 USD	11/13/15	2,257
British Pond Currency	98	CME	9,394,515 USD	12/14/15	137,802
Canadian Currency	91	CME	6,888,864 USD	12/15/15	74,784
Coffee	24	ICE	1,075,103 USD	12/18/15	(17,047)
Dax Index	2	Eurex	504,347 EUR	12/18/15	23,881
Euro Stoxx 50	2,228	Eurex	72,077,964 EUR	12/18/15	3,587,394
Euro-BOBL	2	Eurex	257,058 EUR	12/08/15	(1,097)
Euro-Bund	283	Eurex	43,483,358 EUR	12/08/15	(802,754)
Euro-Oat	94	Eurex	13,966,737 EUR	12/08/15	(319,065)
FTSE 100 Index	123	ICE	7,426,764 GBP	12/18/15	36,320
FTSE/JSE Top 40	388	Safex	172,056,170 ZAR	12/17/15	(266,149)
Gasoline RBOB	24	NYMEX	1,607,593 USD	03/31/16	2,857
Hang Seng Index	5	HKFE	5,205,598 HKD	10/29/15	980
Japan 10-Year Bond	105	OSE	15,519,397,225 JPY	12/14/15	(311,781)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Lean Hogs	140	CME	3,510,566 USD	12/14/15	$(226,034)
Live Cattle	101	CME	5,762,395 USD	12/31/15	473,025
Low Sulphur Gasoil	33	ICE	1,643,682 USD	06/10/16	27,507
Low Sulphur Gasoil	39	ICE	1,914,819 USD	03/10/16	39,894
Low Sulphur Gasoil	47	ICE	2,238,014 USD	11/12/15	43,114
Nasdaq 100 E-Mini	11	CME	940,499 USD	12/18/15	24,639
Natural Gas	117	NYMEX	3,404,534 USD	10/28/15	451,454
Natural Gas	55	NYMEX	1,608,819 USD	11/25/15	123,269
NY Harbor ULSD	25	NYMEX	1,695,102 USD	01/29/16	26,232
NY Harbor ULSD	22	NYMEX	1,462,549 USD	12/31/15	6,140
Platinum	77	NYMEX	3,720,099 USD	01/27/16	220,064
S&P 500	6	CME	2,899,704 USD	12/17/15	36,654
S&P 500 E-Mini	176	CME	16,960,365 USD	12/18/15	163,805
S&P/TSX 60 Index	49	CDE	7,654,931 CAD	12/17/15	8,191
SGX CNX Nifty	297	SGX	4,769,276 USD	10/29/15	31,532
Silver	65	COMEX	4,929,776 USD	12/29/15	211,426
Soybean Oil	285	CBOT	4,623,409 USD	12/14/15	(51,731)
Swiss Market Index	127	Eurex	11,042,454 CHF	12/18/15	268,238
Topix Index	217	OSE	3,200,902,506 JPY	12/10/15	1,149,898
U.S. Treasury 10-Year Note	27	CBOT	3,449,689 USD	12/21/15	(26,139)
U.S. Treasury 2-Year Note	74	CBOT	16,189,812 USD	12/31/15	(18,501)
U.S. Treasury Long Bond	22	CBOT	3,409,940 USD	12/21/15	(51,623)
WTI Crude	31	NYMEX	1,540,278 USD	03/21/16	55,068
WTI Crude	19	NYMEX	881,549 USD	10/20/15	24,839

					$4,713,541

Total Futures Contracts Outstanding					$4,288,932

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,075,000	USD	6,487,990	State Street Bank and Trust Company	12/16/15	$(143,484)
AUD	6,698	USD	4,677	Morgan Stanley & Co. LLC	12/21/15	4
BRL	8,010,000	USD	2,200,459	State Street Bank and Trust Company	12/02/15	(223,340)
BRL	20,925,000	USD	5,460,880	State Street Bank and Trust Company	12/02/15	(295,935)
BRL	2,952,559	USD	772,921	Morgan Stanley Capital Services LLC	10/02/15	(28,172)
BRL	477,000	USD	120,790	State Street Bank and Trust Company	12/02/15	(3,052)
BRL	2,735,398	USD	664,496	Morgan Stanley Capital Services LLC	10/02/15	25,477

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,029,448	USD	243,225	Morgan Stanley Capital Services LLC	10/02/15	$16,442
BRL	3,551,992	USD	839,218	Morgan Stanley Capital Services LLC	10/02/15	56,731
BRL	2,483,932	USD	602,457	JPMorgan Chase Bank, N.A.	10/02/15	24,086
CAD	265,117	USD	200,049	Morgan Stanley & Co. LLC	12/16/15	(1,448)
CAD	5,334,000	USD	4,025,205	State Street Bank and Trust Company	12/16/15	(29,472)
CHF	256,200	USD	265,388	Morgan Stanley & Co. LLC	12/21/15	(1,734)
CHF	315,000	USD	324,920	State Street Bank and Trust Company	12/16/15	(827)
CHF	254,810	USD	263,451	Morgan Stanley & Co. LLC	12/21/15	(1,227)
CHF	735,185	USD	757,017	Morgan Stanley & Co. LLC	12/21/15	(440)
CHF	4,525,000	USD	4,653,339	Morgan Stanley & Co. LLC	12/16/15	2,275
CZK	22,254,000	USD	921,300	State Street Bank and Trust Company	12/16/15	(4,639)
DKK	12,603,800	USD	1,911,321	Morgan Stanley & Co. LLC	12/21/15	(20,079)
EUR	350,890	USD	396,433	State Street Bank and Trust Company	12/16/15	(3,850)
EUR	107,819	USD	121,882	Morgan Stanley & Co. LLC	12/21/15	(1,239)
EUR	461,000	USD	520,146	State Street Bank and Trust Company	12/16/15	(4,370)
EUR	1,059,000	USD	1,201,089	Morgan Stanley & Co. LLC	12/16/15	(16,257)
EUR	990,000	USD	1,104,404	Morgan Stanley & Co. LLC	12/16/15	3,229
EUR	20,000	USD	22,431	Morgan Stanley & Co. LLC	12/16/15	(55)
EUR	1,180,538	USD	1,320,967	State Street Bank and Trust Company	12/16/15	(155)
EUR	345,000	USD	385,741	Morgan Stanley & Co. LLC	12/16/15	252
GBP	6,200,000	USD	9,521,960	State Street Bank and Trust Company	12/16/15	(145,827)
GBP	232,330	USD	359,841	Morgan Stanley & Co. LLC	12/21/15	(8,493)
GBP	2,299,453	USD	3,551,000	Morgan Stanley & Co. LLC	12/16/15	(73,584)
GBP	114,978	USD	175,285	Morgan Stanley & Co. LLC	12/21/15	(1,407)
HUF	3,443,787,000	USD	12,308,251	State Street Bank and Trust Company	12/16/15	(35,520)
ILS	2,002,000	USD	515,594	State Street Bank and Trust Company	12/16/15	(4,736)
JPY	2,265,201,000	USD	18,811,931	State Street Bank and Trust Company	12/16/15	94,074
JPY	176,405,000	USD	1,468,818	State Street Bank and Trust Company	12/16/15	3,508
JPY	18,000,000	USD	150,383	Morgan Stanley & Co. LLC	12/16/15	(150)
JPY	420,000,000	USD	3,501,751	Morgan Stanley & Co. LLC	12/16/15	3,687

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	234,067,000	USD	1,949,329	JPMorgan Chase Bank, N.A.	10/30/15	$2,448
MXN	61,340,500	USD	3,628,971	State Street Bank and Trust Company	12/16/15	(21,905)
MXN	125,170,000	USD	7,473,104	State Street Bank and Trust Company	12/16/15	(112,608)
NOK	1,307,000	USD	159,001	State Street Bank and Trust Company	12/16/15	(5,655)
NZD	1,443,000	USD	914,025	State Street Bank and Trust Company	12/16/15	3,586
PLN	10,732,000	USD	2,842,086	State Street Bank and Trust Company	12/16/15	(24,063)
RUB	323,037,000	USD	4,628,700	State Street Bank and Trust Company	12/16/15	184,594
RUB	3,053,000	USD	45,049	State Street Bank and Trust Company	12/16/15	441
SEK	3,723,000	USD	450,437	State Street Bank and Trust Company	12/16/15	(4,838)
TRY	27,988,000	USD	9,035,382	State Street Bank and Trust Company	12/16/15	3,408
USD	12,914,859	AUD	18,429,000	State Street Bank and Trust Company	12/16/15	30,793
USD	33,623	AUD	46,971	Morgan Stanley & Co. LLC	12/21/15	793
USD	816,233	AUD	1,160,000	JPMorgan Chase Bank, N.A.	10/30/15	3,267
USD	1,890,020	BRL	6,816,925	Morgan Stanley Capital Services LLC	10/02/15	170,529
USD	450,000	BRL	1,669,950	State Street Bank and Trust Company	10/02/15	28,774
USD	633,636	BRL	2,423,024	Morgan Stanley Capital Services LLC	10/02/15	22,456
USD	1,296,504	BRL	5,081,000	State Street Bank and Trust Company	12/02/15	42,354
USD	243,225	BRL	1,028,232	Morgan Stanley Capital Services LLC	10/02/15	(16,135)
USD	608,062	BRL	2,483,932	JPMorgan Chase Bank, N.A.	10/02/15	(18,482)
USD	595,424	BRL	2,483,932	JPMorgan Chase Bank, N.A.	11/04/15	(24,252)
USD	400,000	BRL	1,622,400	State Street Bank and Trust Company	11/02/15	(5,029)
USD	4,030,634	CAD	5,334,000	State Street Bank and Trust Company	12/16/15	34,901
USD	1,630,194	CAD	2,170,000	JPMorgan Chase Bank, N.A.	10/30/15	4,351

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,218,385	CHF	9,936,000	State Street Bank and Trust Company	12/16/15	$(4,417)
USD	7,474,915	CHF	7,237,960	Morgan Stanley & Co. LLC	12/16/15	28,031
USD	47,660	CHF	46,000	Morgan Stanley & Co. LLC	12/16/15	332
USD	400,123	CHF	390,000	Morgan Stanley & Co. LLC	12/16/15	(1,134)
USD	15,793	CHF	15,355	Morgan Stanley & Co. LLC	12/21/15	(9)
USD	1,925,453	CHF	1,870,000	Morgan Stanley & Co. LLC	12/16/15	1,476
USD	1,905,850	CNH	12,588,141	Morgan Stanley Capital Services LLC	08/22/16	(19,603)
USD	1,256,009	CNH	8,348,441	Morgan Stanley Capital Services LLC	08/22/16	(20,949)
USD	6,866,764	CZK	165,180,000	State Street Bank and Trust Company	12/16/15	62,859
USD	46,685	DKK	309,400	Morgan Stanley & Co. LLC	12/21/15	258
USD	441,689	DKK	2,940,848	Morgan Stanley & Co. LLC	12/21/15	405
USD	3,934,630	EUR	3,513,000	State Street Bank and Trust Company	12/16/15	4,210
USD	12,406,607	EUR	11,011,455	Morgan Stanley & Co. LLC	12/16/15	86,753
USD	12,854,312	EUR	11,343,825	State Street Bank and Trust Company	12/16/15	162,596
USD	3,833,245	EUR	3,400,000	State Street Bank and Trust Company	10/19/15	33,132
USD	1,202,213	EUR	1,064,119	State Street Bank and Trust Company	12/16/15	11,654
USD	173,363	EUR	154,095	JPMorgan Chase Bank, N.A.	12/16/15	959
USD	170,537	EUR	150,539	Morgan Stanley Capital Services LLC	12/16/15	2,111
USD	445,196	EUR	389,662	State Street Bank and Trust Company	12/16/15	9,234
USD	2,979,187	EUR	2,631,000	Morgan Stanley & Co. LLC	12/16/15	35,567
USD	364,395	EUR	324,712	State Street Bank and Trust Company	12/16/15	1,101
USD	805,024	EUR	721,018	JPMorgan Chase Bank, N.A.	12/16/15	(1,666)
USD	13,404,792	EUR	12,000,000	State Street Bank and Trust Company	10/29/15	(9,423)
USD	6,658,850	EUR	5,980,000	JPMorgan Chase Bank, N.A.	10/30/15	(26,003)
USD	812,213	EUR	726,741	Morgan Stanley Capital Services LLC	12/16/15	(880)
USD	21,539	EUR	19,273	Morgan Stanley Capital Services LLC	12/16/15	(23)
USD	172,452	EUR	153,000	Morgan Stanley & Co. LLC	12/16/15	1,273
USD	46,303	EUR	41,130	Morgan Stanley & Co. LLC	12/21/15	280

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,452	EUR	21,000	Morgan Stanley & Co. LLC	12/16/15	$(43)
USD	772,068	GBP	499,287	Morgan Stanley & Co. LLC	12/16/15	17,006
USD	564,276	GBP	368,000	State Street Bank and Trust Company	12/16/15	7,758
USD	3,000,000	GBP	1,941,740	State Street Bank and Trust Company	10/29/15	63,009
USD	3,553,576	GBP	2,330,000	JPMorgan Chase Bank, N.A.	10/30/15	29,336
USD	109,231	GBP	72,000	Morgan Stanley & Co. LLC	12/16/15	347
USD	6,690,783	HUF	1,855,601,758	State Street Bank and Trust Company	12/16/15	77,918
USD	14,439,983	ILS	55,921,000	State Street Bank and Trust Company	12/16/15	170,404
USD	66,382	JPY	8,000,000	Morgan Stanley & Co. LLC	12/16/15	(388)
USD	17,680,737	JPY	2,129,786,248	Morgan Stanley & Co. LLC	12/16/15	(95,058)
USD	99,644	JPY	12,000,000	Morgan Stanley & Co. LLC	12/16/15	(511)
USD	73,002	JPY	8,753,000	Morgan Stanley & Co. LLC	12/16/15	(53)
USD	282,532	JPY	33,842,000	Morgan Stanley & Co. LLC	12/16/15	77
USD	260,051	JPY	31,261,000	Morgan Stanley & Co. LLC	12/16/15	(862)
USD	684,703	JPY	82,000,000	Morgan Stanley & Co. LLC	12/16/15	308
USD	350,093	JPY	42,000,000	Morgan Stanley & Co. LLC	12/16/15	(450)
USD	9,899,424	NOK	81,695,000	State Street Bank and Trust Company	12/16/15	314,448
USD	16,998,733	NZD	26,864,000	State Street Bank and Trust Company	12/16/15	(84,222)
USD	2,861,371	PLN	10,732,000	State Street Bank and Trust Company	12/16/15	43,348
USD	1,214,175	RUB	81,750,376	Morgan Stanley Capital Services LLC	12/16/15	(3,917)
USD	3,816,085	SEK	32,099,000	State Street Bank and Trust Company	12/16/15	(25,789)
USD	8,390	TRY	26,000	State Street Bank and Trust Company	12/16/15	(7)
USD	1,223,116	TRY	3,780,530	JPMorgan Chase Bank, N.A.	12/16/15	2,185
USD	3,897	ZAR	54,000	State Street Bank and Trust Company	12/17/15	52
USD	2,899,310	ZAR	39,624,000	State Street Bank and Trust Company	12/17/15	77,862

Total Forward Foreign Currency Exchange Contracts Outstanding						$430,883

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at September 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russia 09/20	1.00%	09/22/20	Credit Suisse Securities (USA) LLC	1,738,856 USD	$(187,059)	$(213,113)	$26,054

Total Centrally Cleared Credit Default Swap on Single-Name Issues (Sell Protection)					$(187,059)	$(213,113)	$26,054

Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil 06/20	(1.00%)	06/23/20	Credit Suisse Securities (USA) LLC	4,027,000 USD	$612,184	$279,926	$332,258
Turkey 09/20	(1.00%)	09/22/20	Credit Suisse Securities (USA) LLC	1,894,000 USD	174,913	151,172	23,741

Total Centrally Cleared Credit Default Swaps on Single-Name Issue (Buy Protection)					$787,097	$431,098	$355,999

OTC Credit Default Swaps on Index (Buy Protection)—Outstanding at September 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA8	(0.50%)	10/26/57	JPMorgan Chase Bank, N.A.	24,323,002 USD	$1,360,835	$1,343,805	$17,030
CMBX.NA.BB6	(5.00%)	05/11/63	JPMorgan Chase Bank, N.A.	822,454 USD	29,118	(4,291)	33,409
CMBX.NA.BB6	(5.00%)	05/11/63	Credit Suisse International	2,192,552 USD	77,625	(15,250)	92,875
CMBX.NA.BBB-.6	(3.00%)	05/11/63	Morgan Stanley Capital Services LLC	1,261,739 USD	33,239	(14,434)	47,673
CMBX.NA.BBB-.6	(3.00%)	05/11/63	Credit Suisse International	1,143,706 USD	30,130	18,318	11,812
CMBX.NA.BBB-.7	(3.00%)	01/26/47	Morgan Stanley Capital Services LLC	1,416,281 USD	79,778	14,332	65,446
CMBX.NA.BBB-.7	(3.00%)	01/26/47	Credit Suisse International	707,638 USD	39,860	25,882	13,978
CMBX.NA.BBB-7	(1.00%)	01/26/47	JPMorgan Chase Bank, N.A.	456,736 USD	25,727	20,331	5,396

Total OTC Credit Default Swaps on Index (Buy Protection)					$1,676,312	$1,388,693	$287,619

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA8	0.50%	10/26/57	Credit Suisse International	997,681 USD	$(55,819)	$(55,433)	$(386)

Total OTC Credit Default Swaps on Index (Sell Protection)					$(55,819)	$(55,433)	$(386)

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at September 30, 2015

Reference Obligation	Rating	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russia 09/20	BB	1.00%	09/22/20	Morgan Stanley Capital Services LLC	2,060,827 USD	$(221,696)	$(241,983)	$20,287

Total OTC Credit Default Swaps on Single-Name Issues (Sell Protection)						$(221,696)	$(241,983)	$20,287

OTC Total Return Swaps Outstanding at September 30, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Adecco SA REG	02/09/17	Credit Suisse Securities (Europe) Limited	1,896,925 CHF	$(86,157)
Airbus Group	02/09/16	Credit Suisse Securities (Europe) Limited	1,739,926 EUR	(63,770)
Alcatel Lucent	02/09/16	Credit Suisse Securities (Europe) Limited	5,784,005 EUR	243,269
Alstom	02/09/16	Credit Suisse Securities (Europe) Limited	2,926,703 EUR	(56,502)
Altice NV	05/24/17	Morgan Stanley Capital Services LLC	236,526 EUR	(30,608)
Altice NV	11/07/16	Credit Suisse Securities (Europe) Limited	4,326,678 EUR	(605,317)
Altice NV	11/07/16	Credit Suisse Securities (Europe) Limited	1,521,395 EUR	(196,879)
Altice NV	05/24/17	Morgan Stanley Capital Services LLC	1,116,442 EUR	(156,194)
Amadeus IT Holding SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,792,419 EUR	143,161
Amazon.com, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,547,267 USD	(57,667)
Amazon.com, Inc.	05/24/17	Morgan Stanley Capital Services LLC	10,671,663 USD	(442,565)
Anheuser Busch Inbev NV	01/23/17	Credit Suisse Securities (Europe) Limited	64,195 EUR	1,029
Astrazeneca PLC	08/10/17	Morgan Stanley Capital Services LLC	4,687,903 GBP	(563,643)
Atlantia SpA	08/18/16	Credit Suisse Securities (Europe) Limited	2,473,679 EUR	98,076
Atos	02/09/16	Credit Suisse Securities (Europe) Limited	4,812,187 EUR	19,460
Autozone, Inc.	05/24/17	Morgan Stanley Capital Services LLC	11,453,138 USD	(343,795)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Banco Santander SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,462,517 EUR	$(99,328)
Bayer AG	02/08/16	Credit Suisse Securities (Europe) Limited	2,314,368 EUR	(110,322)
Bayer AG REG	08/09/17	Morgan Stanley Capital Services LLC	2,913,539 EUR	(211,892)
Beazer Home USA, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,997,961 USD	(252,691)
BG Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	4,241,535 GBP	(333,184)
BG Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	2,180,502 GBP	(464,679)
BNP Paribas	02/09/16	Credit Suisse Securities (Europe) Limited	2,417,737 EUR	(128,506)
Burlington Stores, Inc.	05/24/17	Morgan Stanley Capital Services LLC	141,497 USD	(7,109)
Burlington Stores, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,528,575 USD	(127,040)
Cadence Design Systems, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,335,003 USD	(78,730)
Cadence Design Systems, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,479,591 USD	(105,751)
Cap Gemini	02/09/16	Credit Suisse Securities (Europe) Limited	856,698 EUR	10,869
Casino Guichard Perrachon	02/09/16	Credit Suisse Securities (Europe) Limited	1,882,584 EUR	(25,335)
Commerzbank AG	02/08/16	Credit Suisse Securities (Europe) Limited	810,537 EUR	(62,884)
Criteo SA	10/14/15	Credit Suisse Securities (Europe) Limited	1,795,353 USD	(110,670)
Croda International PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,053,999 GBP	9,617
Dassault Aviation SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,692,679 EUR	(171,556)
Delhaize Group	01/23/17	Credit Suisse Securities (Europe) Limited	1,770,878 EUR	1,252
Deutche Bank AG REG	02/08/16	Credit Suisse Securities (Europe) Limited	2,524,515 EUR	(225,877)
Dollar General Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,116,410 USD	20,353
Dollar General Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	1,540,965 USD	6,498
Dynergy, Inc.	05/24/17	Morgan Stanley Capital Services LLC	697,803 USD	5,101
Dynergy, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,171,652 USD	15,875
Electrolux AB	02/09/16	Credit Suisse Securities (Europe) Limited	25,580,868 SEK	(91,426)
Endesa SA	02/09/16	Credit Suisse Securities (Europe) Limited	2,028,022 EUR	(14,936)
Enel SpA	08/18/16	Credit Suisse Securities (Europe) Limited	897,598 EUR	(7,984)
ENI SpA Italia	08/18/16	Credit Suisse Securities (Europe) Limited	926,040 EUR	(53,100)
Faiveley Transport	02/09/16	Credit Suisse Securities (Europe) Limited	390,159 EUR	(3,045)
Ferrovial SA	12/29/16	Credit Suisse Securities (Europe) Limited	1,806,786 EUR	31,532
Fresenius Medical Care AG & Co. KgaA	02/08/16	Credit Suisse Securities (Europe) Limited	2,801,915 EUR	(67,137)
Google, Inc. CL A	10/25/16	Credit Suisse Securities (Europe) Limited	602,617 USD	(9,572)
Google, Inc. Class A	05/24/17	Morgan Stanley Capital Services LLC	10,356,884 USD	(208,716)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
HCA Holdings, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,508,956 USD	$(364,317)
HCA Holdings, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,947,851 USD	(399,779)
Heineken NV	02/09/16	Credit Suisse Securities (Europe) Limited	243,630 EUR	2,461
Home Depot, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,345,231 USD	(19,581)
Home Depot, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	6,827,258 USD	(43,953)
HSBC Holdings PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,403,403 GBP	(42,143)
Impax Laboratories, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,810,425 USD	(483,713)
Impax Laboratories, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	592,230 USD	(101,931)
Imperial Tobaco Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	3,221,872 GBP	207,501
Italcementi SpA	08/18/16	Credit Suisse Securities (Europe) Limited	456,219 EUR	(8,842)
Koninklijke DSM NV	02/09/16	Credit Suisse Securities (Europe) Limited	1,756,995 EUR	(181,671)
Lafargeholcim Ltd.	02/09/16	Credit Suisse Securities (Europe) Limited	1,513,304 EUR	(195,371)
Linde AG	02/08/16	Credit Suisse Securities (Europe) Limited	1,894,354 EUR	(59,607)
Lloyds Banking Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,578,524 GBP	(13,270)
Masonite International Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,272,635 USD	(162,331)
Masonite International Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	2,803,298 USD	(200,236)
Mead Johnson Nutrition Co.	10/14/15	Credit Suisse Securities (Europe) Limited	1,178,833 USD	(72,778)
Mohawk Industries, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,230,011 USD	(171,966)
Mohawk Industries, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	869,864 USD	(67,079)
Norwegian Cruise Line Holdings	05/24/17	Morgan Stanley Capital Services LLC	2,966,256 USD	(233,676)
Norwegian Cruise Line Holdings	10/25/16	Credit Suisse Securities (Europe) Limited	1,884,411 USD	(148,450)
Numericable SFR	05/24/17	Morgan Stanley Capital Services LLC	2,197,414 EUR	(193,681)
Numericable SFR	11/07/16	Credit Suisse Securities (Europe) Limited	3,893,751 EUR	(343,196)
Orange	02/09/16	Credit Suisse Securities (Europe) Limited	2,077,621 EUR	(51,216)
Pilgrim’s Pride Corp.	05/24/17	Morgan Stanley Capital Services LLC	259,367 USD	2,648
Pirelli & Co.	08/18/16	Credit Suisse Securities (Europe) Limited	1,502,240 EUR	(7,813)
Prudential PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,381,893 GBP	(37,566)
Publicis Groupe	02/09/16	Credit Suisse Securities (Europe) Limited	2,223,100 EUR	(24,204)
PulteGroup, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,873,374 USD	(167,101)
PulteGroup, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,433,606 USD	(152,022)
Puma SE	02/08/16	Credit Suisse Securities (Europe) Limited	1,172,467 EUR	18,675
Renault SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,533,195 EUR	(235,506)
Roche Holding AG Genusschein	02/09/17	Credit Suisse Securities (Europe) Limited	2,265,113 CHF	(39,995)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland Group	02/09/16	Credit Suisse Securities (Europe) Limited	1,093,893 GBP	$(47,178)
Royal Bank of Scotland Group	12/28/16	Credit Suisse Securities (Europe) Limited	5,274,208 GBP	(1,009,265)
RSA Insurance Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,947,817 GBP	(644,756)
SabMiller PLC	02/09/16	Credit Suisse Securities (Europe) Limited	212,068 GBP	10,016
Sanofi Aventis	02/09/16	Credit Suisse Securities (Europe) Limited	2,825,183 EUR	(111,220)
Shire PLC	12/28/16	Credit Suisse Securities (Europe) Limited	6,663,276 GBP	(1,672,511)
Six Flags Entertainment Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,829,611 USD	(28,149)
Six Flags Entertainment Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	7,023,301 USD	(69,868)
Skandinaviska Enskilda Banken AB	02/09/16	Credit Suisse Securities (Europe) Limited	24,432,358 SEK	(192,264)
Smith & Nephew PLC	02/09/16	Credit Suisse Securities (Europe) Limited	3,955,537 GBP	(9,834)
Starbucks Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,768,372 USD	(45,509)
Starbucks Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,718,266 USD	(61,124)
Tim Participacs ADR	10/14/15	Credit Suisse Securities (Europe) Limited	1,450,915 USD	(206,709)
TripAdvisor, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,991,255 USD	(284,163)
TUI AG DI	02/08/16	Credit Suisse Securities (Europe) Limited	1,732,506 EUR	(7,156)
UBM PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,531,320 GBP	(477)
Union Pacific Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,351,630 USD	106,792
Union Pacific Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,160,516 USD	69,190
United Rentals, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,520,479 USD	(129,409)
United Rentals, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,681,227 USD	(186,978)
Visa, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,178,903 USD	(148,707)
Visa, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,557,679 USD	(26,483)
Vodafone Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	5,479,095 GBP	(819,098)
Vodafone Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	2,176,165 GBP	(147,927)

Total Buys				$(14,622,971)

Sells
ABB Ltd. REG	02/09/17	Credit Suisse Securities (Europe) Limited	2,193,217 CHF	$18,632
ADT Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,599,689 USD	41,649
ADT Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,169,051 USD	36,667
AGCO Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,320,022 USD	(92,615)
AGCO Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,292,153 USD	(131,422)
Allianz SE REG	02/08/16	Credit Suisse Securities (Europe) Limited	838,643 EUR	7,621
America Movil ADR	07/25/16	Credit Suisse Securities (Europe) Limited	409,351 USD	31,084
Avon Products, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,606,171 USD	122,284

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Avon Products, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,238,669 USD	$58,119
AXA SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,887,715 EUR	72,037
Blackberry Ltd.	05/24/17	Morgan Stanley Capital Services LLC	3,503,226 USD	508,139
Blackberry Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	2,770,517 USD	401,860
Bovespa Index	10/14/15	Morgan Stanley Capital Services LLC	32,566,587 BRL	623,881
British American Tobacco PLC	02/09/16	Credit Suisse Securities (Europe) Limited	191,856 GBP	(14,250)
Chesapeake Energy Corp.	05/24/17	Morgan Stanley Capital Services LLC	1,235,805 USD	40,759
Chesapeake Energy Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	1,613,380 USD	53,212
CSL LTD	03/02/17	Morgan Stanley Capital Services LLC	3,648,128 AUD	93,807
Deere & Co.	05/24/17	Morgan Stanley Capital Services LLC	4,396,194 USD	187,000
Deere & Co.	10/25/16	Credit Suisse Securities (Europe) Limited	7,699,312 USD	365,690
Distribuidora Internacional	02/09/16	Credit Suisse Securities (Europe) Limited	602,505 EUR	(15,292)
Elekta AB	02/09/16	Credit Suisse Securities (Europe) Limited	9,705,892 SEK	1,041
Ericsson LM	02/09/16	Credit Suisse Securities (Europe) Limited	1,366,417 SEK	(3,967)
Fresenius Medical Care AG & Co KGaA	08/09/17	Morgan Stanley Capital Services LLC	305,801 EUR	(7,034)
Groupon, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,416,915 USD	430,550
Groupon, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,537,101 USD	319,688
Guess?, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,506,098 USD	172,453
iBoxx Liquid High Yield Index	12/21/15	Morgan Stanley Capital Services LLC	900,000 USD	14,194
Infineon Technologies AG	02/08/16	Credit Suisse Securities (Europe) Limited	1,736,338 EUR	6,730
iShares MSCI Brazil Capped ETF	10/14/15	Credit Suisse Securities (Europe) Limited	369,561 USD	25,692
J.C. Penney Co., Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,840,066 USD	24,248
J.C. Penney Co., Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,030,614 USD	25,875
K S AG REG	05/24/17	Morgan Stanley Capital Services LLC	832,561 EUR	9,081
K S AG REG	11/07/16	Credit Suisse Securities (Europe) Limited	2,680,574 EUR	29,239
Keurig Green Mountain, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,240,367 USD	332,019
Keurig Green Mountain, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,907,641 USD	154,701
KOSPI 200 Index	12/10/15	Morgan Stanley Capital Services LLC	18,165,816,000 KRW	(629,532)
L’Oreal	02/09/16	Credit Suisse Securities (Europe) Limited	118,281 EUR	(7,475)
Las Vegas Sands Corp.	05/24/17	Morgan Stanley Capital Services LLC	4,124,787 USD	375,250
Las Vegas Sands Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	1,732,828 USD	157,643

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Mattel, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,047,776 USD	$149,617
Mattel, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,689,637 USD	269,577
Merck KgaA	08/09/17	Morgan Stanley Capital Services LLC	2,684,058 EUR	153,485
Nestle SA REG	02/09/17	Credit Suisse Securities (Europe) Limited	116,130 CHF	(572)
Nokia OYJ	10/17/16	Credit Suisse Securities (Europe) Limited	3,786,814 EUR	(146,798)
Philip Morris International	10/14/15	Credit Suisse Securities (Europe) Limited	376,090 USD	6,888
Pilgrims Pride Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,180,821 USD	(32,473)
Potash Corp. of Saskatchewan	05/24/17	Morgan Stanley Capital Services LLC	3,947,397 USD	80,853
Potash Corp. of Saskatchewan	10/25/16	Credit Suisse Securities (Europe) Limited	1,830,367 USD	17,179
Royal Dutch Shell PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,559,776 GBP	90,835
Royal Dutch Shell PLC	12/28/16	Credit Suisse Securities (Europe) Limited	1,676,554 GBP	461,752
RR Donnelley & Sons Co.	05/24/17	Morgan Stanley Capital Services LLC	3,517,405 USD	77,955
RR Donnelley & Sons Co.	10/25/16	Credit Suisse Securities (Europe) Limited	3,288,873 USD	72,890
Safran SA	02/09/16	Credit Suisse Securities (Europe) Limited	154,466 EUR	5,654
Sainsbury (J) PLC	02/09/16	Credit Suisse Securities (Europe) Limited	400,146 GBP	(85,793)
SAP SE	02/08/16	Credit Suisse Securities (Europe) Limited	719,000 EUR	3,448
Siemens AG REG	02/08/16	Credit Suisse Securities (Europe) Limited	887,431 EUR	59,688
Sprint Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,626,569 USD	417,808
Sprint Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	2,336,699 USD	269,205
Stora Enso OYJ	05/24/17	Morgan Stanley Capital Services LLC	1,846,219 EUR	43,352
Stora Enso OYJ	11/07/16	Credit Suisse Securities (Europe) Limited	2,485,070 EUR	58,353
Telefonica Brasil	10/14/15	Credit Suisse Securities (Europe) Limited	598,859 USD	75,144
Telefonica SA	02/09/16	Credit Suisse Securities (Europe) Limited	2,411,929 EUR	173,464
Tesla Motors, Inc.	05/24/17	Morgan Stanley Capital Services LLC	119,304 USD	5,786
Tesla Motors, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,212,256 USD	154,949
Twitter, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,616,238 USD	(25,847)
Twitter, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	5,164,469 USD	(28,916)
Unilever DR	02/09/16	Credit Suisse Securities (Europe) Limited	749,173 EUR	(32,719)
United States Steel Corp.	05/24/17	Morgan Stanley Capital Services LLC	782,024 USD	56,406
United States Steel Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	1,079,046 USD	77,830
UPM Kymmene OYJ	05/24/17	Morgan Stanley Capital Services LLC	1,863,766 EUR	48,573
UPM Kymmene OYJ	11/07/16	Credit Suisse Securities (Europe) Limited	2,659,855 EUR	69,321
Valeant Pharmaceuticals International	05/24/17	Morgan Stanley Capital Services LLC	3,009,855 USD	(182,255)
Volkswagen AG	02/08/16	Credit Suisse Securities (Europe) Limited	1,863,969 EUR	736,918

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wal-Mart Stores, Inc	05/24/17	Morgan Stanley Capital Services LLC	1,791,169 USD	$(31,483)
Wal-Mart Stores, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	6,102,522 USD	(103,444)
Whole Foods Market, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,991,632 USD	(60,170)
Whole Foods Market, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,516,136 USD	(35,957)
Wynn Resorts Ltd.	05/24/17	Morgan Stanley Capital Services LLC	3,071,879 USD	363,077
Wynn Resorts Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	559,509 USD	66,131
Yelp, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,183,180 USD	272,621
Yelp, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	844,282 USD	52,631

Total Sells				$7,464,221

Total OTC Total Return Swaps Outstanding				$(7,158,750)

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2015

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	Three-Month Libor	2.000%	12/16/25	Credit Suisse Securities (USA) LLC	16,177,000 USD	$631,977	$401,233	$230,744
Pays	Three-Month Libor	2.500%	12/18/45	Credit Suisse Securities (USA) LLC	5,616,000 USD	224,563	29,413	195,150
Receives	Three-Month Libor	1.297%	08/13/18	Morgan Stanley & Co. LLC	320,000 USD	(2,985)	—	(2,985)
Receives	Three-Month Libor	1.500%	12/16/20	Credit Suisse Securities (USA) LLC	2,937,000 USD	(72,965)	(35,075)	(37,890)
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley & Co. LLC	6,923,000 USD	(192,673)	—	(192,673)
Receives	Three-Month Libor	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(74,644)	—	(74,644)
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	6,600,000 USD	(340,648)	—	(340,648)
Receives	Three-Month Libor	2.750%	12/18/17	Credit Suisse Securities (USA) LLC	42,309,000 USD	(535,789)	(406,523)	(129,266)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(363,164)	$(10,952)	$(352,212)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
REG S	Regulation-S
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

September 30, 2015 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 84.5%
COMMON STOCK — 36.7%
Belgium — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Galapagos NV (a),(b),(c)	5,384	$221,117

Insurance — 0.1%
Ageas	59,489	2,444,783

Total Belgium		2,665,900

Bermuda — 0.2%
Insurance — 0.1%
PartnerRe Ltd. (a)	23,700	3,291,456

Media — 0.0%
Global Sources Ltd. (a)	1,900	15,789

Semiconductors — 0.0%
Marvell Technology Group Ltd.	115,400	1,044,370

Transportation & Logistics — 0.1%
Golar LNG Ltd. (c)	46,219	1,288,586

Total Bermuda		5,640,201

Brazil — 0.0%
Retail—Consumer Staples — 0.0%
Cia Brasileira de Distribuicao ADR	1,500	18,810

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR	35,100	62,478

Total Brazil		81,288

Canada — 0.2%
Asset Management — 0.0%
Fairfax India Holdings Corp. (a),(e)	72,600	805,860

Banking — 0.1%
Canadian Imperial Bank of Commerce	25,100	1,803,363
National Bank of Canada	36,400	1,161,963

		2,965,326

Biotechnology & Pharmaceuticals — 0.0%
Aeterna Zentaris, Inc. (a)	26,800	2,340
Pronai Therapeutics, Inc. (a)	100	2,052
QLT, Inc. (a)	11,700	31,122

		35,514

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Forest & Paper Products — 0.0%
Mercer International, Inc. (d)	9,300	$93,279

Media — 0.0%
Points International Ltd. (a)	100	1,086

Metals & Mining — 0.0%
Dominion Diamond Corp. (d)	1,900	20,292
Fortuna Silver Mines, Inc. (a)	4,400	9,592
Kinross Gold Corp. (a),(d)	200	344
MFC Industrial Ltd.	400	1,144
Nevsun Resources Ltd.	7,200	20,880
Taseko Mines Ltd. (a)	200	81

		52,333

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(d)	5,300	27,613
CHC Group Ltd. (a)	2,600	1,560
Gran Tierra Energy, Inc. (a),(d)	21,500	45,795
TransGlobe Energy Corp. (d)	1,500	3,960

		78,928

Passenger Transportation — 0.0%
Student Transportation, Inc.	2,400	9,708

Renewable Energy — 0.1%
Canadian Solar, Inc. (a),(c)	49,363	820,413

Total Canada		4,862,447

Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	9,700	141,038

Total Chile		141,038

China — 0.4%
Asset Management — 0.0%
Noah Holdings Ltd. ADR (a)	1,600	37,584

Automotive — 0.0%
China Automotive Systems, Inc. (a)	1,900	10,108

Biotechnology & Pharmaceuticals — 0.0%
China Biologic Products, Inc. (a)	2,300	206,586
Sinovac Biotech Ltd. (a)	700	3,556

		210,142

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc. ADR	48,600	$982,206

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (a)	3,300	142,593

Insurance — 0.0%
China Life Insurance Co. Ltd. ADR	18,000	312,840
CNinsure, Inc. ADR (a)	4,400	33,660

		346,500

Machinery — 0.0%
Hollysys Automation Technologies Ltd.	7,200	125,856

Media — 0.2%
Baidu, Inc. ADR (a)	29,674	4,077,505
Sohu.com, Inc. (a)	21,900	904,470
Xunlei Ltd. ADR (a)	500	3,650
Zhaopin Ltd. ADR (a)	440	5,676

		4,991,301

Metals & Mining — 0.0%
Aluminum Corp. of China Ltd. ADR (a)	300	2,328

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR	5,900	215,704
Guangshen Railway Co. Ltd. ADR	200	3,996

		219,700

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR	2,600	7,358

Retail Discretionary — 0.2%
Vipshop Holdings Ltd. ADR (a),(c)	280,699	4,715,743

Software — 0.0%
Changyou.com Ltd. ADR (a)	1,500	26,700
NetEase, Inc. ADR	3,700	444,444

		471,144

Telecommunications — 0.0%
China Telecom Corp. Ltd. ADR	400	19,424
China Unicom Hong Kong Ltd. ADR	900	11,493

		30,917

Total China		12,293,480

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Cyprus — 0.0%
Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc.	200	$426

Total Cyprus		426

France — 0.1%
Asset Management — 0.0%
Eurazeo SA	21,338	1,421,204

Banking — 0.1%
BNP Paribas SA	19,631	1,155,757
Credit Agricole SA	89,853	1,034,451

		2,190,208

Total France		3,611,412

Germany — 0.2%
Health Care Facilities/Services — 0.2%
Fresenius SE & Co. KGaA	87,220	5,854,885

Total Germany		5,854,885

Greece — 0.1%
Banking — 0.0%
Piraeus Bank SA (a)	1,491,269	130,543

Real Estate — 0.1%
Grivalia Properties REIC (a)	115,180	1,024,660

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc.	7,200	48,528
Costamare, Inc.	4,400	53,988
StealthGas, Inc. (a)	1,500	6,735
Tsakos Energy Navigation Ltd.	18,800	152,844

		262,095

Total Greece		1,417,298

Hong Kong — 0.0%
Health Care Facilities/Services — 0.0%
China Cord Blood Corp. (a)	1,700	10,234

Insurance — 0.0%
AIA Group Ltd.	214,600	1,116,080

Total Hong Kong		1,126,314

India — 0.1%
Automotive — 0.0%
Tata Motors Ltd. ADR (a)	8,400	189,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Banking — 0.1%
ICICI Bank Ltd. ADR	246,101	$2,062,326

Technology Services — 0.0%
WNS Holdings Ltd. ADR (a)	1,100	30,745

Total India		2,282,071

Ireland — 0.3%
Biotechnology & Pharmaceuticals — 0.2%
Prothena Corp. PLC (a)	2,900	131,486
Shire PLC ADR	33,453	6,865,559

		6,997,045

Insurance — 0.1%
XL Group PLC	37,599	1,365,596

Medical Equipment/Devices — 0.0%
Trinity Biotech PLC ADR	2,100	24,024

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR	5,300	69,960

Total Ireland		8,456,625

Israel — 0.3%
Biotechnology & Pharmaceuticals — 0.2%
Teva Pharmaceutical Industries Ltd. ADR	87,812	4,957,865

Electrical Equipment — 0.0%
Magal Security Systems Ltd. (a)	100	419
Orbotech Ltd. (a)	14,700	227,115

		227,534

Hardware — 0.0%
AudioCodes Ltd. (a)	100	325
Ceragon Networks Ltd. (a)	300	468
Radware Ltd. (a)	2,600	42,276

		43,069

Medical Equipment/Devices — 0.0%
Syneron Medical Ltd. (a)	7,500	53,625

Semiconductors — 0.0%
EZchip Semiconductor Ltd. (a)	800	20,128
Mellanox Technologies Ltd. (a)	800	30,232
Nova Measuring Instruments Ltd. (a)	2,900	27,898

		78,258

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Software — 0.1%
Attunity Ltd. (a)	500	$6,835
Check Point Software Technologies Ltd. (a),(b),(c)	22,320	1,770,646
Mind CTI Ltd.	200	550
Sapiens International Corp. NV	1,400	16,128

		1,794,159

Technology Services — 0.0%
Magic Software Enterprises Ltd.	600	3,258

Telecommunications — 0.0%
Allot Communications Ltd. (a)	700	3,437
magicJack VocalTec Ltd. (a)	100	891

		4,328

Total Israel		7,162,096

Italy — 0.1%
Asset Management — 0.1%
Anima Holding SpA (e)	181,965	1,592,032

Technology Services — 0.0%
Cerved Information Solutions SpA	168,218	1,242,846

Total Italy		2,834,878

Japan — 1.4%
Automotive — 0.1%
Mazda Motor Corp.	134,300	2,122,114

Banking — 0.2%
Mitsubishi UFJ Financial Group, Inc. (c)	1,208,600	7,302,649

Chemicals — 0.1%
Nitto Denko Corp.	69,400	4,156,554

Consumer Products — 0.1%
Ajinomoto Co., Inc.	111,000	2,340,767

Electrical Equipment — 0.2%
Daikin Industries Ltd. (c)	41,400	2,321,959
SMC Corp.	13,800	3,021,626

		5,343,585

Hardware — 0.0%
Panasonic Corp. (c)	2,900	29,348

Machinery — 0.2%
Kubota Corp.	463,000	6,371,997

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Real Estate — 0.3%
Mitsubishi Estate Co. Ltd.	243,000	$4,963,883
Mitsui Fudosan Co. Ltd.	106,000	2,905,606

		7,869,489

Semiconductors — 0.1%
Tokyo Electron Ltd. (c)	38,300	1,808,342

Specialty Finance — 0.0%
Orix Corp. ADR	300	19,479

Telecommunications — 0.1%
KDDI Corp.	110,400	2,471,095

Total Japan		39,835,419

Luxembourg — 0.0%
Iron & Steel — 0.0%
Ternium SA ADR	8,700	106,923

Total Luxembourg		106,923

Netherlands — 0.7%
Banking — 0.1%
ING Groep NV CVA	110,342	1,559,696

Insurance — 0.0%
Aegon NV	369	2,122

Media — 0.3%
Altice NV (a)	403,303	8,474,640

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR	20,700	980,973

Semiconductors — 0.2%
NXP Semiconductor NV (a),(b),(c)	60,605	5,276,877

Software — 0.0%
InterXion Holding NV (a)	10,000	270,800

Specialty Finance — 0.1%
AerCap Holdings NV (a)	136,252	5,210,277

Total Netherlands		21,775,385

Norway — 0.0%
Transportation & Logistics — 0.0%
Ship Finance International Ltd.	9,800	159,250

Total Norway		159,250

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Peru — 0.0%
Banking — 0.0%
Credicorp Ltd.	1,100	$116,996

Total Peru		116,996

Poland — 0.0%
Banking — 0.0%
Alior Bank SA (a),(d)	51,086	1,066,156

Total Poland		1,066,156

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a)	17,900	63,724

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a)	3,400	60,554

Total Puerto Rico		124,278

Republic of Korea — 0.0%
Hardware — 0.0%
LG Display Co. Ltd. ADR	21,900	208,050

Total Republic of Korea		208,050

Singapore — 0.3%
Machinery — 0.0%
China Yuchai International Ltd.	3,202	39,609

Semiconductors — 0.3%
Avago Technologies Ltd. (c)	77,904	9,738,779
Kulicke & Soffa Industries, Inc. (a)	13,200	121,176

		9,859,955

Total Singapore		9,899,564

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR	6,700	17,822

Oil, Gas & Coal — 0.0%
Sasol Ltd. ADR	100	2,782

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a)	19,500	326,430

Total South Africa		347,034

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Switzerland — 0.5%
Asset Management — 0.4%
Julius Baer Group Ltd. (d)	40,813	$1,853,399
UBS Group AG	501,956	9,280,221

		11,133,620

Electrical Equipment — 0.1%
TE Connectivity Ltd.	77,100	4,617,519

Total Switzerland		15,751,139

Taiwan — 0.0%
Hardware — 0.0%
AU Optronics Corp. ADR	300	888

Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	4,000	21,960
ChipMOS Technologies Bermuda Ltd.	1,800	29,556
Siliconware Precision Industries Co. Ltd. ADR	4,820	30,294
United Microelectronics Corp. ADR	27,300	44,226

		126,036

Total Taiwan		126,924

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a)	3,900	71,487

Total Thailand		71,487

United Arab Emirates — 0.0%
Consumer Products — 0.0%
Amira Nature Foods Ltd. (a)	100	552

Total United Arab Emirates		552

United Kingdom — 1.0%
Asset Management — 0.1%
Henderson Group PLC	351,379	1,384,896
Jupiter Fund Management PLC	169,141	1,111,060

		2,495,956

Biotechnology & Pharmaceuticals — 0.0%
GlaxoSmithKline PLC ADR	900	34,605

Consumer Products — 0.0%
Unilever NV	24	965

Gaming, Lodging & Restaurants — 0.0%
Belmond Ltd. Class A (a)	200	2,022

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
InterContinental Hotels Group PLC ADR	11,700	$405,171

		407,193

Insurance — 0.1%
Aviva PLC ADR	233,859	1,599,493
Prudential PLC ADR	37	1,559

		1,601,052

Media — 0.7%
Liberty Global PLC (a),(c)	516,048	21,070,223

Medical Equipment/Devices — 0.0%
Smith & Nephew PLC ADR	6,600	231,000

Oil, Gas & Coal — 0.0%
BP PLC ADR	7,600	232,256

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC	198,762	3,421,705

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A	900	15,453

Total United Kingdom		29,510,408

United States — 30.7%
Aerospace & Defense — 0.2%
Aerojet Rocketdyne Holdings (a)	7,900	127,822
B/E Aerospace, Inc.	1,500	65,850
Boeing Co.	2,400	314,280
Ducommun, Inc. (a)	600	12,042
Esterline Technologies Corp. (a)	100	7,189
General Dynamics Corp.	2,000	275,900
Harris Corp.	1,182	86,463
HEICO Corp.	700	34,216
Huntington Ingalls Industries, Inc. (d)	5,600	600,040
LMI Aerospace, Inc. (a)	200	2,056
Moog, Inc. Class A (a)	200	10,814
Orbital ATK, Inc. (d)	8	575
Smith & Wesson Holding Corp. (a)	4,400	74,228
Spirit AeroSystems Holdings, Inc. Class A (a),(d)	9,600	464,064
Textron, Inc.	3,400	127,976
TransDigm Group, Inc. (a),(d)	11,400	2,421,474
United Technologies Corp.	8,100	720,819

		5,345,808

Apparel & Textile Products — 0.4%
Culp, Inc.	3,400	109,038
Deckers Outdoor Corp. (a),(b)	2,800	162,568

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Fossil Group, Inc. (a)	15,900	$888,492
Michael Kors Holdings Ltd. (a)	31,600	1,334,784
Movado Group, Inc.	900	23,247
NIKE, Inc. Class B (d)	63,900	7,857,783
Perry Ellis International, Inc. (a),(d)	4,000	87,840
Ralph Lauren Corp. (b)	500	59,080
Skechers U.S.A., Inc. Class A (a)	14,300	1,917,344
Tumi Holdings, Inc. (a),(b)	3,500	61,670
Vince Holding Corp. (a),(d)	13,700	46,991

		12,548,837

Asset Management — 0.8%
Affiliated Managers Group, Inc. (a)	600	102,594
American Capital Ltd. (a)	91,888	1,117,358
Ameriprise Financial, Inc.	3,700	403,781
Apollo Investment Corp.	12,500	68,500
Ares Capital Corp.	53,100	768,888
BlackRock Kelso Capital Corp. (d)	23,800	210,868
BlackRock, Inc.	1,100	327,217
Calamos Asset Management, Inc. Class A	2,000	18,960
Capitala Finance Corp.	6,600	85,602
Charles Schwab Corp. (b),(c),(d)	433,542	12,381,960
Cohen & Steers, Inc.	300	8,235
Fidus Investment Corp.	2,700	37,206
Fifth Street Finance Corp.	7,600	46,892
Financial Engines, Inc.	31,264	921,350
Firsthand Technology Value Fund, Inc.	900	7,659
Franklin Resources, Inc. (b)	19,800	737,748
FS Investment Corp.	3,600	33,552
Garrison Capital, Inc. (d)	3,600	49,284
Gladstone Capital Corp. (d)	5,100	41,463
Gladstone Investment Corp.	14,900	104,896
Golub Capital BDC, Inc.	4,400	70,312
Hercules Technology Growth Capital, Inc.	5,200	52,572
Horizon Technology Finance Corp.	6,800	61,540
Invesco Ltd.	88,631	2,767,946
KCAP Financial, Inc.	10,600	47,806
Legg Mason, Inc. (d)	37,500	1,560,375
Manning & Napier, Inc.	1,000	7,360
Medallion Financial Corp. (d)	8,700	65,946
Monroe Capital Corp.	500	6,950
MVC Capital, Inc.	2,200	18,062
OHA Investment Corp. (d)	2,700	11,421
Oppenheimer Holdings, Inc. Class A	700	14,007
PennantPark Floating Rate Capital Ltd.	8,762	104,618
PennantPark Investment Corp. (d)	26,700	172,749

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Prospect Capital Corp.	4,900	$34,937
Solar Capital Ltd.	12,600	199,332
Solar Senior Capital Ltd.	1,900	27,018
Stellus Capital Investment Corp.	4,900	49,343
THL Credit, Inc.	8,100	88,452
TICC Capital Corp. (d)	18,300	122,793
TPG Specialty Lending, Inc.	3,100	50,933
Triangle Capital Corp.	100	1,648
TriplePoint Venture Growth BDC Corp.	6,200	62,868
WhiteHorse Finance, Inc. (d)	2,300	26,772

		23,099,773

Automotive — 0.2%
Cooper-Standard Holding, Inc. (a)	300	17,400
General Motors Co. (b)	3,800	114,076
Goodyear Tire & Rubber Co. (d)	83,400	2,446,122
Johnson Controls, Inc.	33,700	1,393,832
Lear Corp.	3,200	348,096
Methode Electronics, Inc.	3,300	105,270
Modine Manufacturing Co. (a)	500	3,935
Superior Industries International, Inc.	300	5,604
Tenneco, Inc. (a),(d)	8,200	367,114
Tower International, Inc. (a),(d)	3,000	71,280
TriMas Corp. (a)	800	13,080
Visteon Corp. (a)	900	91,116

		4,976,925

Banking — 2.0%
Arrow Financial Corp. (d)	716	19,117
Bancorp, Inc. (a)	1,300	9,906
Bank Mutual Corp.	3,300	25,344
BankUnited, Inc. (d)	67,466	2,411,910
BB&T Corp.	400	14,240
Beneficial Bancorp, Inc. (a)	15,982	211,921
BNC Bancorp	3,400	75,582
Bridge Bancorp, Inc.	400	10,684
Brookline Bancorp, Inc.	500	5,070
Bryn Mawr Bank Corp.	900	27,963
Capital Bank Financial Corp. Class A (a)	100	3,023
Cathay General Bancorp	3,400	101,864
Centerstate Banks, Inc.	29	426
Central Pacific Financial Corp.	12,800	268,416
Charter Financial Corp.	800	10,144
Chemical Financial Corp. (d)	2,400	77,640
Citigroup, Inc. (d)	68,053	3,376,109
Citizens Financial Group, Inc.	603,973	14,410,796

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
City Holding Co.	700	$34,510
Clifton Bancorp, Inc.	1,000	13,880
CoBiz Financial, Inc.	800	10,408
Comerica, Inc. (d)	80,970	3,327,867
Community Trust Bancorp, Inc.	100	3,551
CU Bancorp (a)	300	6,738
Dime Community Bancshares, Inc.	2,400	40,560
East West Bancorp, Inc.	9,500	364,990
Enterprise Financial Services Corp.	300	7,551
EverBank Financial Corp. (d)	81,670	1,576,231
Farmers Capital Bank Corp. (a)	100	2,485
FCB Financial Holdings, Inc. Class A (a)	2,209	72,058
Fidelity Southern Corp.	4,700	99,358
Financial Institutions, Inc.	200	4,956
First Bancorp/Southern Pines	1,000	17,000
First Busey Corp.	366	7,272
First Business Financial Services, Inc.	600	14,112
First Citizens BancShares, Inc. Class A (d)	6,873	1,553,298
First Community Bancshares, Inc.	1,200	21,480
First Defiance Financial Corp.	1,100	40,216
First Financial Corp.	400	12,940
First Financial Northwest, Inc.	1,800	21,762
First Interstate BancSystem, Inc. Class A	4,000	111,360
First Niagara Financial Group, Inc.	255,509	2,608,747
First Republic Bank (d)	28,362	1,780,283
FirstMerit Corp.	5,800	102,486
Flushing Financial Corp.	300	6,006
FNB Corp.	2,000	25,900
Glacier Bancorp, Inc.	1,000	26,390
Great Western Bancorp, Inc.	16,500	418,605
Guaranty Bancorp	800	13,176
Heartland Financial USA, Inc.	400	14,516
HomeTrust Bancshares, Inc. (a)	500	9,275
Independent Bank Corp.	4,800	70,848
Independent Bank Group, Inc.	400	15,372
KeyCorp	2,700	35,127
Lakeland Bancorp, Inc.	500	5,555
Mercantile Bank Corp.	1,800	37,404
Meridian Bancorp, Inc. (d)	200	2,734
Metro Bancorp, Inc.	100	2,939
National Bankshares, Inc.	200	6,222
NewBridge Bancorp	700	5,971
Northrim BanCorp, Inc.	1,000	28,930
Oritani Financial Corp.	2,700	42,174
Pacific Premier Bancorp, Inc. (a)	5,500	111,760
Park Sterling Corp.	800	5,440
Peoples Bancorp, Inc.	800	16,632

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
PNC Financial Services Group, Inc. (d)	58,067	$5,179,576
Preferred Bank	800	25,280
PrivateBancorp, Inc.	700	26,831
Regions Financial Corp. (d)	105,800	953,258
S&T Bancorp, Inc.	700	22,834
Signature Bank (a)	200	27,512
Southwest Bancorp, Inc.	2,000	32,820
Square 1 Financial, Inc. (a)	1,000	25,675
Stock Yards Bancorp, Inc.	100	3,635
Stonegate Bank	900	28,629
Sun Bancorp, Inc. (a)	20	384
SunTrust Banks, Inc.	12,200	466,528
SVB Financial Group (a)	1,200	138,648
Talmer Bancorp, Inc. Class A (d)	90,619	1,508,806
Trico Bancshares	1,600	39,312
TriState Capital Holdings, Inc. (a),(d)	2,900	36,163
Triumph Bancorp, Inc. (a)	2,200	36,960
TrustCo Bank Corp.	1,600	9,344
United Community Financial Corp.	100	500
Univest Corp. of Pennsylvania	1,000	19,220
US Bancorp	11,800	483,918
Wells Fargo & Co. (c),(d)	316,640	16,259,464
WesBanco, Inc.	1,200	37,740
Western Alliance Bancorp (a),(d)	1,181	36,269
Wilshire Bancorp, Inc.	4,300	45,193
WSFS Financial Corp.	400	11,524

		59,273,253

Biotechnology & Pharmaceuticals — 5.7%
AbbVie, Inc.	130,800	7,116,828
Aceto Corp.	500	13,725
Adamas Pharmaceuticals, Inc. (a)	600	10,044
Albany Molecular Research, Inc. (a)	1,600	27,872
Alexion Pharmaceuticals, Inc. (a),(b)	72,429	11,327,171
Allergan PLC (a),(b),(c)	104,611	28,434,316
Amgen, Inc.	21,800	3,015,376
Amphastar Pharmaceuticals, Inc. (a)	5,800	67,802
Anacor Pharmaceuticals, Inc. (a)	8,500	1,000,535
Anika Therapeutics, Inc. (a)	1,000	31,830
ArQule, Inc. (a)	2,100	3,927
Array BioPharma, Inc. (a)	17,200	78,432
Avalanche Biotechnologies, Inc. (a)	700	5,768
Baxalta, Inc. (b),(c),(d)	206,641	6,511,258
Biogen Idec, Inc. (a),(b),(c),(d)	2,015	587,997
BioMarin Pharmaceutical, Inc. (a)	9,200	968,944
BioSpecifics Technologies Corp. (a)	200	8,708

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Cambrex Corp. (a)	8,500	$337,280
Cara Therapeutics, Inc. (a)	600	8,574
Celgene Corp. (a),(b)	3,200	346,144
Celladon Corp. (a)	9,300	9,765
Corcept Therapeutics, Inc. (a)	15,100	56,776
Cytokinetics, Inc. (a)	400	2,676
Depomed, Inc. (a),(d)	5,500	103,675
Dyax Corp. (a),(d)	15,600	297,804
Eagle Pharmaceuticals, Inc. (a)	1,000	74,030
Eleven Biotherapeutics, Inc. (a)	100	241
Eli Lilly & Co. (b),(c)	114,120	9,550,703
Emergent Biosolutions, Inc. (a)	3,400	96,866
Endo International PLC (a),(b),(c)	100,705	6,976,842
Enzon Pharmaceuticals, Inc.	100	97
Exelixis, Inc. (a)	16,100	90,321
Gilead Sciences, Inc. (b),(d)	102,020	10,017,344
Halozyme Therapeutics, Inc. (a)	1,400	18,802
Ignyta, Inc. (a)	200	1,756
Incyte Corp. (a),(d)	82,400	9,091,192
Inotek Pharmaceuticals Corp. (a)	1,900	17,860
Insys Therapeutics, Inc. (a)	2,300	65,458
Isis Pharmaceuticals, Inc. (a),(b)	18,300	739,686
Johnson & Johnson (b)	1,100	102,685
Lannett Co., Inc. (a)	100	4,152
Mallinckrodt PLC (a),(c)	186,638	11,933,634
Medivation, Inc. (a),(b),(c),(d)	227,430	9,665,775
Merck & Co., Inc.	19,900	982,861
Merrimack Pharmaceuticals, Inc. (a),(d)	7,700	65,527
Momenta Pharmaceuticals, Inc. (a)	5,300	86,973
Neurocrine Biosciences, Inc. (a)	1,100	43,769
Novavax, Inc. (a)	600	4,242
Omega Protein Corp. (a)	2,700	45,819
PDL BioPharma, Inc.	31,200	156,936
Pfizer, Inc. (b)	384,050	12,063,010
Phibro Animal Health Corp. Class A (d)	7,100	224,573
Pozen, Inc. (a)	6,600	38,511
Radius Health, Inc. (a)	6,300	436,653
Regeneron Pharmaceuticals, Inc. (a),(b)	11,400	5,302,596
Repligen Corp. (a)	300	8,355
Retrophin, Inc. (a)	14,000	283,640
Rigel Pharmaceuticals, Inc. (a),(d)	7,400	18,278
SciClone Pharmaceuticals, Inc. (a),(d)	6,500	45,110
Sucampo Pharmaceuticals, Inc. Class A (a)	5,600	111,272
Tetraphase Pharmaceuticals, Inc. (a)	5,700	42,522
Threshold Pharmaceuticals, Inc. (a)	100	407
Trevena, Inc. (a)	2,200	22,770
Ultragenyx Pharmaceutical, Inc. (a)	6,800	654,908

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
USANA Health Sciences, Inc. (a)	900	$120,627
Valeant Pharmaceuticals International, Inc. (a),(b)	93,861	16,742,925
Vertex Pharmaceuticals, Inc. (a),(b),(d)	101,250	10,544,175
Vical, Inc. (a)	5,000	2,300
Vital Therapies, Inc. (a)	900	3,636
Xencor, Inc. (a)	1,000	12,230
XOMA Corp. (a),(d)	90,300	67,879
Zoetis, Inc.	300	12,354

		166,965,529

Chemicals — 0.6%
Air Products & Chemicals, Inc. (d)	29,000	3,699,820
Axiall Corp.	300	4,707
Cabot Corp.	2,200	69,432
Celanese Corp.	1,300	76,921
Chemours Co. (The)	6,000	38,820
Dow Chemical Co.	30,400	1,288,960
EI du Pont de Nemours & Co.	151,300	7,292,660
FutureFuel Corp.	1,100	10,868
Innophos Holdings, Inc.	700	27,748
Intrepid Potash, Inc. (a),(d)	8,800	48,752
KMG Chemicals, Inc.	3,000	57,870
Landec Corp. (a)	300	3,501
LyondellBasell Industries NV Class A	27,200	2,267,392
Monsanto Co.	3,400	290,156
OMNOVA Solutions, Inc. (a)	100	554
Orion Engineered Carbons SA	2,200	31,790
PPG Industries, Inc. (b)	29,000	2,543,010
Sherwin-Williams Co.	6,400	1,425,792
Stepan Co.	1,700	70,737
Trinseo SA (a)	4,200	106,050

		19,355,540

Commercial Services — 0.3%
AMN Healthcare Services, Inc. (a)	30,000	900,300
ARC Document Solutions, Inc. (a)	2,600	15,470
CBIZ, Inc. (a)	6,500	63,830
CDI Corp.	300	2,565
Collectors Universe, Inc.	700	10,556
Computer Task Group, Inc. (d)	2,900	17,951
CorVel Corp. (a)	400	12,920
CRA International, Inc. (a),(d)	1,700	36,686
Cross Country Healthcare, Inc. (a)	1,700	23,137
CTPartners Executive Search, Inc. (a),(f)	200	—
Ennis, Inc.	1,800	31,248
GP Strategies Corp. (a)	100	2,282

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Hackett Group, Inc.	1,300	$17,875
Heidrick & Struggles International, Inc.	200	3,890
Hill International, Inc. (a)	200	656
Information Services Group, Inc.	1,500	5,865
Insperity, Inc. (d)	5,300	232,829
KAR Auction Services, Inc.	19,100	678,050
Kforce, Inc.	700	18,396
Korn/Ferry International	200	6,614
Manpowergroup, Inc.	200	16,378
Multi-Color Corp.	300	22,947
Navigant Consulting, Inc. (a)	9,400	149,554
PRGX Global, Inc. (a)	5,300	19,981
Quad/Graphics, Inc.	10,900	131,890
Resources Connection, Inc.	100	1,507
Robert Half International, Inc.	1,800	92,088
RPX Corp. (a)	11,900	163,268
RR Donnelley & Sons Co.	20,500	298,480
ServiceMaster Global Holdings, Inc. (a),(d)	60,900	2,043,195
SP Plus Corp. (a)	400	9,260
Towers Watson & Co. Class A (a),(d)	43,841	5,146,057
Viad Corp.	100	2,899

		10,178,624

Construction Materials — 0.1%
Apogee Enterprises, Inc.	4,900	218,785
Continental Building Products, Inc. (a),(d)	10,800	221,832
Eagle Materials, Inc.	4,100	280,522
Headwaters, Inc. (a),(d)	15,200	285,760
Patrick Industries, Inc. (a)	3,150	124,393
Universal Forest Products, Inc.	1,600	92,288
US Concrete, Inc. (a),(d)	7,900	377,541
Vulcan Materials Co. (d)	3,100	276,520

		1,877,641

Consumer Products — 0.9%
Altria Group, Inc.	28,300	1,539,520
Archer-Daniels-Midland Co.	4,600	190,670
B&G Foods, Inc.	400	14,580
Boston Beer Co., Inc. Class A (a),(b)	2,900	610,769
Cal-Maine Foods, Inc.	1,400	76,454
Central Garden and Pet Co. Class A (a)	3,100	49,941
Clearwater Paper Corp. (a)	200	9,448
Colgate-Palmolive Co.	24,400	1,548,424
Constellation Brands, Inc. Class A (d)	23,500	2,942,435
Coty, Inc. Class A (d)	82,600	2,235,156
Female Health Co. (a)	900	1,422

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Herbalife Ltd. (a)	2,200	$119,900
Inventure Foods, Inc. (a),(d)	700	6,216
JM Smucker Co.	1,600	182,544
John B. Sanfilippo & Son, Inc.	2,200	112,772
Kraft Heinz Co. (c)	104,179	7,352,954
Mead Johnson Nutrition Co. (d)	68,600	4,829,440
Nu Skin Enterprises, Inc.	4,600	189,888
Orchids Paper Products Co.	300	7,830
Philip Morris International, Inc.	28,000	2,221,240
Pilgrim’s Pride Corp. (d)	11,300	234,814
Post Holdings, Inc. (a)	10,600	626,460
Revlon, Inc. Class A (a)	100	2,945
Senomyx, Inc. (a)	100	446
Vector Group Ltd. (d)	20,048	453,274

		25,559,542

Consumer Services — 0.1%
Aaron’s, Inc.	5,300	191,383
American Public Education, Inc. (a),(d)	3,300	77,385
Apollo Education Group, Inc. (a)	77,500	857,150
Bridgepoint Education, Inc. (a)	3,500	26,670
Capella Education Co.	5,300	262,456
Career Education Corp. (a)	1,300	4,888
Carriage Services, Inc.	3,100	66,929
DeVry Education Group, Inc.	10,000	272,100
K12, Inc. (a)	1,500	18,660
Medifast, Inc. (a)	900	24,174
Rent-A-Center, Inc.	5,000	121,250
Universal Technical Institute, Inc.	3,200	11,232

		1,934,277

Containers & Packaging — 0.1%
3M Co.	3,900	552,903
Ball Corp.	800	49,760
Berry Plastics Group, Inc. (a),(d)	66,100	1,987,627
Greif, Inc. Class A	200	6,382
Myers Industries, Inc.	300	4,020
Owens-Illinois, Inc. (a),(d)	3,600	74,592

		2,675,284

Design Manufacturing & Distribution — 0.1%
Arrow Electronics, Inc. (a)	3,600	199,008
Avnet, Inc.	4,900	209,132
Benchmark Electronics, Inc. (a)	6,500	141,440
Flextronics International Ltd. (a),(b)	126,200	1,330,148
Sanmina Corp. (a),(b),(d)	10,700	228,659

		2,108,387

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Distributors—Consumer Staples — 0.0%
Andersons, Inc.	2,300	$78,338

Distributors—Discretionary — 0.0%
Bassett Furniture Industries, Inc.	1,300	36,205
ePlus, Inc. (a)	100	7,907
Ingram Micro, Inc. Class A	9,800	266,952
Insight Enterprises, Inc. (a)	1,600	41,360
ScanSource, Inc. (a)	800	28,368
Speed Commerce, Inc. (a)	9,300	1,804
SYNNEX Corp.	500	42,530
Tech Data Corp. (a)	500	34,250

		459,376

Electrical Equipment — 0.6%
Acuity Brands, Inc.	3,300	579,414
Allegion PLC	30,500	1,758,630
Amphenol Corp. Class A	400	20,384
AO Smith Corp.	4,400	286,836
Argan, Inc.	600	20,808
Belden, Inc. (b),(c)	9,930	463,632
BWX Technologies, Inc.	6,600	173,976
Checkpoint Systems, Inc.	7,000	50,750
Eaton Corp. PLC (b)	127,600	6,545,880
Emerson Electric Co. (d)	45,300	2,000,901
General Electric Co.	15,700	395,954
Global Power Equipment Group, Inc.	200	734
Houston Wire & Cable Co.	7,800	49,452
Hubbell, Inc. Class B	2,100	178,395
Ingersoll-Rand PLC	73,924	3,753,121
Keysight Technologies, Inc. (a)	6,500	200,460
Lennox International, Inc. (b),(c)	10,725	1,215,464
Littelfuse, Inc. (b),(c)	8,005	729,656
LSI Industries, Inc.	3,000	25,320
OSI Systems, Inc. (a)	100	7,696
Powell Industries, Inc.	500	15,050
Rockwell Automation, Inc.	500	50,735
Stoneridge, Inc. (a)	200	2,468

		18,525,716

Engineering & Construction Services — 0.2%
AECOM Technology Corp. (a)	20	550
Comfort Systems USA, Inc.	16,600	452,516
Dycom Industries, Inc. (a)	10,900	788,724
Fluor Corp. (d)	34,200	1,448,370
Great Lakes Dredge & Dock Corp. (a)	100	504

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Jacobs Engineering Group, Inc. (a),(d)	36,500	$1,366,195
MasTec, Inc. (a)	2,900	45,907
Mistras Group, Inc. (a)	100	1,285
MYR Group, Inc. (a)	4,200	110,040
Orion Marine Group, Inc. (a),(d)	4,900	29,302
Quanta Services, Inc. (a),(d)	64,200	1,554,282
SBA Communications Corp. Class A (a),(b)	10,010	1,048,448
Sterling Construction Co., Inc. (a)	100	411
Team, Inc. (a)	1,200	38,544
TopBuild Corp. (a)	3,000	92,910
TRC Cos., Inc. (a)	200	2,366
Tutor Perini Corp. (a)	400	6,584

		6,986,938

Forest & Paper Products — 0.0%
Domtar Corp.	700	25,025
PH Glatfelter Co.	100	1,722
Schweitzer-Mauduit International, Inc.	100	3,438

		30,185

Gaming, Lodging & Restaurants — 0.5%
BJ’s Restaurants, Inc. (a)	20,100	864,903
Bloomin’ Brands, Inc. (d)	7,600	138,168
Bravo Brio Restaurant Group, Inc. (a),(d)	6,000	67,620
Caesars Acquisition Co. Class A (a)	700	4,970
Caesars Entertainment Corp. (a)	6,700	39,463
Carnival Corp.	11,500	571,550
Carrols Restaurant Group, Inc. (a)	6,800	80,920
Churchill Downs, Inc. (d)	3,600	481,716
Chuy’s Holdings, Inc. (a)	900	25,560
Cracker Barrel Old Country Store, Inc.	3,800	559,664
Dave & Buster’s Entertainment, Inc. (a)	14,400	544,752
Del Frisco’s Restaurant Group, Inc. (a)	6,200	86,118
Denny’s Corp. (a),(d)	33,000	363,990
Domino’s Pizza, Inc. (d)	18,100	1,953,171
Famous Dave’s of America, Inc. (a)	400	5,164
Hyatt Hotels Corp. Class A (a),(d)	5,600	263,760
Isle of Capri Casinos, Inc. (a),(d)	29,200	509,248
La Quinta Holdings, Inc. (a)	26,900	424,482
Marriott International, Inc. Class A	19,400	1,323,080
Nathan’s Famous, Inc.	1,100	41,822
Noodles & Co. (a)	100	1,416
Panera Bread Co. Class A (a)	100	19,341
Papa John’s International, Inc.	200	13,696
Penn National Gaming, Inc. (a),(d)	28,400	476,552
Popeyes Louisiana Kitchen, Inc. (a)	3,600	202,896

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Royal Caribbean Cruises Ltd. (b),(c)	13,705	$1,220,978
Ruth’s Hospitality Group, Inc. (d)	1,800	29,232
Shake Shack, Inc. Class A (a)	100	4,740
Sonic Corp. (b),(c)	27,520	631,584
Starwood Hotels & Resorts Worldwide, Inc.	53,406	3,550,431

		14,500,987

Hardware — 0.3%
Brocade Communications Systems, Inc.	4,400	45,672
Ciena Corp. (a),(b),(c)	12,545	259,932
Clearfield, Inc. (a)	100	1,343
CommScope Holding Co., Inc. (a),(d)	32,100	963,963
Comtech Telecommunications Corp. (d)	1,500	30,915
Cray, Inc. (a)	2,200	43,582
Daktronics, Inc.	1,700	14,739
Datalink Corp. (a)	4,200	25,074
Dolby Laboratories, Inc. Class A (d)	16,400	534,640
Dot Hill Systems Corp. (a)	600	5,838
DTS, Inc. (a)	200	5,340
Electronics For Imaging, Inc. (a),(b)	9,500	411,160
EMC Corp.	20,400	492,864
Emcore Corp. (a)	23,000	156,400
F5 Networks, Inc. (a),(d)	11,600	1,343,280
Finisar Corp. (a)	1,200	13,356
Hewlett-Packard Co. (b)	31,400	804,154
Hutchinson Technology, Inc. (a)	5,100	8,160
Imation Corp. (a)	900	1,917
Immersion Corp. (a)	5,200	58,396
Imprivata, Inc. (a)	7,000	124,390
Infinera Corp. (a)	7,100	138,876
Ixia (a)	800	11,592
Juniper Networks, Inc.	1,800	46,278
KVH Industries, Inc. (a)	600	6,000
Mercury Systems, Inc. (a)	4,600	73,186
Multi-Fineline Electronix, Inc. (a)	3,300	55,110
NETGEAR, Inc. (a)	4,200	122,514
Rovi Corp. (a)	27,500	288,475
ShoreTel, Inc. (a)	14,600	109,062
Skullcandy, Inc. (a)	400	2,212
Super Micro Computer, Inc. (a)	2,000	54,520
Telenav, Inc. (a),(d)	2,600	20,306
TTM Technologies, Inc. (a)	15,800	98,434
Viavi Solutions, Inc. (a),(d)	5,800	31,146
Vicor Corp. (a)	500	5,100
Vishay Precision Group, Inc. (a)	2,300	26,657
Vocera Communications, Inc. (a)	700	7,987

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
VOXX International Corp. (a),(d)	1,800	$13,356
Western Digital Corp. (d)	29,100	2,311,704

		8,767,630

Health Care Facilities/Services — 1.6%
Addus HomeCare Corp. (a)	1,900	59,185
Adeptus Health, Inc. Class A (a)	1,400	113,064
Aetna, Inc. (b),(d)	66,590	7,285,612
Almost Family, Inc. (a)	2,100	84,105
Amedisys, Inc. (a),(d)	5,400	205,038
Brookdale Senior Living, Inc. (a),(b),(c),(d)	429,800	9,868,208
Capital Senior Living Corp. (a)	100	2,005
Centene Corp. (a)	11,600	629,068
Digirad Corp. (d)	1,900	7,106
Envision Healthcare Holdings, Inc. (a),(d)	19,900	732,121
Five Star Quality Care, Inc. (a)	3,500	10,815
HCA Holdings, Inc. (a),(b)	62,780	4,856,661
Health Net, Inc. (a)	20,700	1,246,554
Healthways, Inc. (a)	9,300	103,416
Inc. Research Holdings, Inc. Class A (a)	2,400	96,000
Kindred Healthcare, Inc. (b)	9,436	148,617
Laboratory Corp. of America Holdings (a),(b),(c),(d)	63,980	6,939,911
LHC Group, Inc. (a)	600	26,862
Magellan Health, Inc. (a)	1,500	83,145
McKesson Corp. (b)	49,350	9,131,230
PharMerica Corp. (a)	1,400	39,858
Premier, Inc. Class A (a)	4,300	147,791
Quintiles Transnational Holdings, Inc. (a)	18,800	1,307,916
RadNet, Inc. (a),(d)	5,500	30,525
Surgical Care Affiliates, Inc. (a)	2,700	88,263
Universal American Corp.	8,200	56,088
Universal Health Services, Inc. Class B (b)	39,610	4,943,724
US Physical Therapy, Inc.	400	17,956
VCA Antech, Inc. (a)	4,900	257,985
WellCare Health Plans, Inc. (a),(d)	400	34,472

		48,553,301

Home & Office Products — 0.1%
American Woodmark Corp. (a),(d)	6,000	389,220
Armstrong World Industries, Inc. (a)	9,500	453,530
Blount International, Inc. (a)	6,400	35,648
Griffon Corp.	3,200	50,464
Hooker Furniture Corp.	1,400	32,956
Interface, Inc.	2,700	60,588
Kimball International, Inc. Class B	6,500	61,490
Knoll, Inc.	1,200	26,376

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
LGI Homes, Inc. (a)	100	$2,719
Libbey, Inc.	3,300	107,613
Masco Corp.	25,800	649,644
Mohawk Industries, Inc. (a)	600	109,074
NACCO Industries, Inc. Class A	100	4,755
Newell Rubbermaid, Inc.	300	11,913
Ryland Group, Inc.	7,537	307,736
Scotts Miracle-Gro Co. Class A	5,400	328,428

		2,632,154

Industrial Services — 0.1%
Electro Rent Corp.	2,900	30,102
Furmanite Corp. (a),(d)	2,300	13,984
HD Supply Holdings, Inc. (a),(d)	102,300	2,927,826
Titan Machinery, Inc. (a)	500	5,740
WESCO International, Inc. (a),(d)	6,600	306,702

		3,284,354

Institutional Financial Service — 0.1%
Bank of New York Mellon Corp.	500	19,575
BGC Partners, Inc. Class A	9,900	81,378
Cowen Group, Inc. Class A (a)	10,800	49,248
Evercore Partners, Inc. Class A	20,284	1,019,068
FBR & Co.	100	2,042
Gain Capital Holdings, Inc.	1,000	7,280
Interactive Brokers Group, Inc. Class A	100	3,947
INTL. FCStone, Inc. (a)	5,000	123,450
Investment Technology Group, Inc.	300	4,002
KCG Holdings, Inc. Class A (a)	14,200	155,774
Moelis & Co. Class A	44,286	1,162,950
Morgan Stanley	200	6,300
Northern Trust Corp. (d)	25,409	1,731,878
Raymond James Financial, Inc.	100	4,963
State Street Corp.	400	26,884

		4,398,739

Insurance — 1.3%
Aflac, Inc.	1,100	63,943
Allstate Corp.	1,300	75,712
American Equity Investment Life Holding Co.	8,100	188,811
American International Group, Inc. (d)	354,539	20,144,906
AMERISAFE, Inc.	100	4,973
Arthur J Gallagher & Co.	700	28,896
Assured Guaranty Ltd.	187,652	4,691,300
Atlas Financial Holdings, Inc. (a)	100	1,850
Axis Capital Holdings Ltd.	51,300	2,755,836

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Chubb Corp.	1,000	$122,650
Citizens, Inc. (a)	200	1,484
eHealth, Inc. (a)	100	1,281
Employers Holdings, Inc. (d)	7,000	156,030
Fidelity & Guaranty Life	2,600	63,804
Greenlight Capital Re Ltd. A Shares (a)	1,200	26,736
Hartford Financial Services Group, Inc. (d)	35,602	1,629,860
Heritage Insurance Holdings, Inc. (a)	3,600	71,028
Lincoln National Corp.	16,600	787,836
Maiden Holdings Ltd.	3,400	47,192
MetLife, Inc.	900	42,435
NMI Holdings, Inc. Class A (a)	4,000	30,400
Old Republic International Corp.	2,600	40,664
OneBeacon Insurance Group Ltd. Class A	6,600	92,664
Primerica, Inc.	1,200	54,084
Principal Financial Group, Inc. (d)	39,494	1,869,646
Prudential Financial, Inc. (d)	12,612	961,160
State Auto Financial Corp.	82	1,870
Universal Insurance Holdings, Inc.	1,900	56,126
Willis Group Holdings PLC	77,000	3,154,690

		37,167,867

Iron & Steel — 0.1%
Nucor Corp.	50,900	1,911,295
Reliance Steel & Aluminum Co.	11,400	615,714
Ryerson Holding Corp. (a)	1,100	5,775
Steel Dynamics, Inc.	6,600	113,388
SunCoke Energy, Inc.	3,600	28,008
Worthington Industries, Inc. (d)	4,900	129,752

		2,803,932

Leisure Products — 0.0%
JAKKS Pacific, Inc. (a)	2,600	22,152
LeapFrog Enterprises, Inc. (a)	11,300	8,063
Malibu Boats, Inc. (a)	500	6,990
Nautilus, Inc. (a)	1,000	15,000

		52,205

Machinery — 0.1%
Alamo Group, Inc.	100	4,675
Columbus McKinnon Corp.	1,400	25,424
Douglas Dynamics, Inc.	100	1,986
Federal Signal Corp.	10,200	139,842
Graham Corp.	1,700	30,005
Hyster-Yale Materials Handling, Inc.	400	23,132
Illinois Tool Works, Inc.	12,400	1,020,644

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Intevac, Inc. (a),(d)	1,100	$5,060
ITT Corp.	1,000	33,430
John Bean Technologies Corp.	1,600	61,200
Joy Global, Inc.	107,200	1,600,496
Kadant, Inc.	1,900	74,119
MSA Safety, Inc.	300	11,991
Raven Industries, Inc.	900	15,255
Rofin-Sinar Technologies, Inc. (a),(d)	3,100	80,383
Xerium Technologies, Inc. (a)	1,700	22,066

		3,149,708

Manufactured Goods — 0.0%
Aegion Corp. (a),(d)	3,800	62,624
AZZ, Inc.	200	9,738
Chart Industries, Inc. (a),(d)	6,400	122,944
Dynamic Materials Corp.	2,000	19,080
Gibraltar Industries, Inc. (a)	3,000	55,050
Global Brass & Copper Holdings, Inc.	6,000	123,060
LB Foster Co. Class A	6,100	74,908
Rogers Corp. (a)	200	10,636

		478,040

Media — 2.4%
A H Belo Corp. Class A	2,100	10,353
Alphabet, Inc. Class A (a)	14,300	9,128,691
Alphabet, Inc. Class C (a),(b),(c)	1,717	1,044,657
Autobytel, Inc. (a)	2,400	40,248
Boingo Wireless, Inc. (a)	9,100	75,348
CBS Corp. Class B	95,700	3,818,430
Charter Communications, Inc. Class A (a),(d)	25,400	4,466,590
Clear Channel Outdoor Holdings, Inc. Class A (a)	10,200	72,726
Comcast Corp. Class A	20,200	1,148,976
DISH Network Corp. Class A (a),(d)	68,700	4,007,958
Entercom Communications Corp. Class A (a)	300	3,048
Eros International PLC (a)	5,900	160,421
Expedia, Inc.	15,700	1,847,576
Gray Television, Inc. (a)	6,300	80,388
Harte-Hanks, Inc. (d)	17,000	60,010
HomeAway, Inc. (a)	700	18,578
IAC/InterActiveCorp (d)	2,900	189,283
Interpublic Group of Cos., Inc.	9,800	187,474
John Wiley & Sons, Inc. Class A (d)	100	5,003
Lee Enterprises, Inc. (a)	500	1,040
McClatchy Co. Class A (a)	2,000	1,940
MSG Networks, Inc. (a)	2,600	187,564
National CineMedia, Inc.	9,000	120,780

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
News Corp. Class A	73,800	$931,356
Priceline Group, Inc. (The) (a),(b)	489	604,824
RetailMeNot, Inc. (a)	4,600	37,904
TechTarget, Inc. (a),(d)	4,800	40,896
Time Warner Cable, Inc. (c),(d)	128,899	23,120,614
Time Warner, Inc.	1,000	68,750
Townsquare Media, Inc. Class A (a)	100	977
Twenty-First Century Fox, Inc. Class A (c)	468,914	12,651,300
VeriSign, Inc. (a),(d)	29,000	2,046,240
Walt Disney Co.	100	10,220
WebMD Health Corp. (a),(d)	2,700	107,568
XO Group, Inc. (a),(d)	6,700	94,671
Yahoo!, Inc. (a)	134,982	3,902,330
YuMe, Inc. (a)	500	1,295

		70,296,027

Medical Equipment/Devices — 1.9%
Abbott Laboratories (b),(d)	283,450	11,400,359
ABIOMED, Inc. (a)	6,500	602,940
Affymetrix, Inc. (a),(b)	32,500	277,550
Agilent Technologies, Inc. (b),(c),(d)	341,360	11,718,889
AngioDynamics, Inc. (a)	5,100	67,269
AtriCure, Inc. (a)	100	2,191
Baxter International, Inc.	2,600	85,410
Bio-Rad Laboratories, Inc. Class A (a),(d)	1,600	214,896
Catalent, Inc. (a)	5,400	131,220
CONMED Corp.	300	14,322
CR Bard, Inc. (b),(d)	48,550	9,045,350
CryoLife, Inc.	3,700	36,001
Cutera, Inc. (a)	1,800	23,544
Cyberonics, Inc. (a),(d)	2,200	133,716
Danaher Corp. (b)	1,200	102,252
DENTSPLY International, Inc.	9,200	465,244
DexCom, Inc. (a)	100	8,586
Edwards Lifesciences Corp. (a),(b),(d)	78,700	11,188,779
Exactech, Inc. (a)	900	15,687
Genomic Health, Inc. (a),(d)	300	6,348
Harvard Bioscience, Inc. (a)	300	1,134
HeartWare International, Inc. (a)	4,000	209,240
Hologic, Inc. (a)	57,500	2,249,975
ICU Medical, Inc. (a)	1,200	131,400
Inogen, Inc. (a)	1,900	92,245
Integra LifeSciences Holdings Corp. (a)	3,600	214,380
Luminex Corp. (a),(d)	6,800	114,988
Medtronic PLC (b),(c)	19,865	1,329,763
Merit Medical Systems, Inc. (a)	15,100	361,041

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Myriad Genetics, Inc. (a)	900	$33,732
Neogen Corp. (a)	100	4,499
NuVasive, Inc. (a)	5,200	250,744
NxStage Medical, Inc. (a)	2,900	45,733
OraSure Technologies, Inc. (a)	7,200	31,968
Orthofix International NV (a)	4,700	158,625
Quidel Corp. (a)	1,300	24,544
ResMed, Inc.	200	10,192
RTI Surgical, Inc. (a)	14,800	84,064
Sientra, Inc. (a)	300	3,045
Sirona Dental Systems, Inc. (a),(b)	13,600	1,269,424
St Jude Medical, Inc.	200	12,618
SurModics, Inc. (a)	2,800	61,152
T2 Biosystems, Inc. (a)	100	876
Varian Medical Systems, Inc. (a),(b)	1,000	73,780
Vascular Solutions, Inc. (a)	300	9,723
VWR Corp. (a),(b),(d)	26,124	671,126
Wright Medical Group NV (a)	7,933	161,754
Wright Medical Group, Inc. (a),(d)	36,700	771,434
Zeltiq Aesthetics, Inc. (a),(d)	8,100	259,443
Zimmer Holdings, Inc. (b),(d)	16,100	1,512,273

		55,695,468

Metals & Mining — 0.0%
Alcoa, Inc.	7	68
Century Aluminum Co. (a)	11,600	53,360
Encore Wire Corp.	2,000	65,340
Noranda Aluminum Holding Corp.	3,542	5,809
Stillwater Mining Co. (a)	2,000	20,660

		145,237

Oil, Gas & Coal — 1.9%
Arch Coal, Inc.	7,660	25,278
Baker Hughes, Inc. (d)	391,301	20,363,304
Bristow Group, Inc.	2,000	52,320
Cameron International Corp. (a),(d)	33,700	2,066,484
Chevron Corp. (d)	107,700	8,495,376
Cimarex Energy Co.	5,000	512,400
Concho Resources, Inc. (a)	23,500	2,310,050
Dawson Geophysical Co. (a)	740	2,819
Dril-Quip, Inc. (a),(d)	4,000	232,880
Energen Corp.	200	9,972
EOG Resources, Inc. (d)	4,600	334,880
Evolution Petroleum Corp. (d)	1,200	6,660
Exxon Mobil Corp. (d)	42,400	3,152,440
FMC Technologies, Inc. (a),(d)	48,800	1,512,800

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Forum Energy Technologies, Inc. (a)	2,600	$31,746
Gulf Island Fabrication, Inc.	4,000	42,120
Gulfport Energy Corp. (a),(d)	26,200	777,616
Hallador Energy Co.	600	4,170
Halliburton Co. (d)	237,900	8,409,765
Helix Energy Solutions Group, Inc. (a),(d)	37,200	178,188
LinnCo LLC	700	1,897
Marathon Petroleum Corp.	33,800	1,565,954
Matrix Service Co. (a)	5,600	125,832
Mitcham Industries, Inc. (a)	200	756
Murphy Oil Corp. (d)	4,500	108,900
Murphy USA, Inc. (a)	3,800	208,810
National Oilwell Varco, Inc. (d)	18,300	688,995
Natural Gas Services Group, Inc. (a)	1,200	23,160
Newpark Resources, Inc. (a)	16,100	82,432
Noble Energy, Inc.	10,703	323,017
NOW, Inc. (a)	9,000	133,200
Oceaneering International, Inc.	3,800	149,264
Oil States International, Inc. (a),(d)	19,000	496,470
Peabody Energy Corp. (a)	259,200	357,696
Penn Virginia Corp. (a)	78,800	41,764
QEP Resources, Inc. (d)	17,900	224,287
Schlumberger Ltd.	30,300	2,089,791
Southwestern Energy Co. (a),(d)	115,200	1,461,888
Stone Energy Corp. (a)	1,800	8,928
Swift Energy Co. (a)	41,200	15,512
Tesco Corp.	1,500	10,710
TransAtlantic Petroleum Ltd. (a)	300	762
VAALCO Energy, Inc. (a)	4,000	6,800
Valero Energy Corp. (b)	6,300	378,630
Weatherford International PLC (a)	29,600	251,008

		57,277,731

Passenger Transportation — 0.1%
Alaska Air Group, Inc.	2,500	198,625
Delta Air Lines, Inc.	12,300	551,901
Era Group, Inc. (a)	600	8,982
Hawaiian Holdings, Inc. (a),(d)	31,200	770,016
JetBlue Airways Corp. (a)	52,600	1,355,502
Spirit Airlines, Inc. (a),(d)	3,900	184,470
Virgin America, Inc. (a),(d)	28,400	972,132

		4,041,628

Real Estate — 1.8%
Agree Realty Corp.	1,800	53,730
American Tower Corp. (d)	13,861	1,219,491

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Armada Hoffler Properties, Inc. (d)	7,900	$77,183
Ashford Hospitality Prime, Inc. (d)	10,474	146,950
Ashford Hospitality Trust, Inc. (d)	187,668	1,144,775
CBRE Group, Inc. (a),(b),(c),(d)	79,930	2,557,760
FelCor Lodging Trust, Inc.	38,600	272,902
Forest City Enterprises, Inc. Class A (a),(d)	97,791	1,968,533
Gladstone Commercial Corp.	5,400	76,194
Gramercy Property Trust, Inc.	8,133	168,922
InfraREIT, Inc.	700	16,576
iStar Financial, Inc. (a),(d)	7,400	93,092
Kennedy-Wilson Holdings, Inc. (d)	137,550	3,049,483
Lamar Advertising Co. Class A (c)	383,451	20,008,473
Marcus & Millichap, Inc. (a)	1,200	55,188
Monmouth Real Estate Investment Corp. Class A	2,500	24,375
New York REIT, Inc.	430,161	4,327,420
NorthStar Realty Finance Corp.	276,638	3,416,479
One Liberty Properties, Inc.	600	12,798
Realogy Holdings Corp. (a),(b),(c),(d)	139,074	5,233,355
Saul Centers, Inc.	100	5,175
Urstadt Biddle Properties, Inc. Class A	1,500	28,110
Ventas, Inc. (b),(d)	58,410	3,274,465
VEREIT, Inc. REIT	213,178	1,645,734
Welltower, Inc. (b)	48,830	3,306,768
Weyerhaeuser Co. (d)	9,400	256,996
Whitestone REIT	900	10,377

		52,451,304

Recreation Facilities & Services — 0.1%
International Speedway Corp. Class A	1,500	47,580
Intrawest Resorts Holdings, Inc. (a)	5,200	45,032
Marcus Corp.	1,000	19,340
RCI Hospitality Holdings, Inc. (a)	200	2,084
Regal Entertainment Group Class A	24,800	463,512
SFX Entertainment, Inc. (a)	1,200	612
Six Flags Entertainment Corp.	26,500	1,213,170
Speedway Motorsports, Inc.	1,600	28,880
Town Sports International Holdings, Inc.	900	2,367

		1,822,577

Renewable Energy — 0.2%
Ameresco, Inc. Class A (a)	300	1,764
Broadwind Energy, Inc. (a)	200	414
First Solar, Inc. (a),(d)	110,900	4,740,975
Renewable Energy Group, Inc. (a)	18,700	154,836

		4,897,989

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Retail—Consumer Staples — 0.5%
Dollar Tree, Inc. (a),(b),(c),(d)	17,005	$1,133,553
Five Below, Inc. (a),(b),(c)	26,565	892,053
Ingles Markets, Inc. Class A	800	38,264
Kroger Co.	43,700	1,576,259
Rite Aid Corp. (a),(b),(c),(d)	1,529,500	9,284,065
Smart & Final Stores, Inc. (a)	700	10,997
Sprouts Farmers Market, Inc. (a),(b),(c)	51,860	1,094,246
SUPERVALU, Inc. (a)	116,500	836,470

		14,865,907

Retail Discretionary — 1.7%
1-800-Flowers.com, Inc. Class A (a)	500	4,550
Amazon.com, Inc. (a),(b),(d)	19,624	10,045,330
Asbury Automotive Group, Inc. (a),(d)	300	24,345
Beacon Roofing Supply, Inc. (a)	100	3,249
Bed Bath & Beyond, Inc. (a)	24,600	1,402,692
Big 5 Sporting Goods Corp.	6,400	66,432
Builders FirstSource, Inc. (a)	1,000	12,680
Citi Trends, Inc. (d)	4,900	114,562
Destination XL Group, Inc. (a)	500	2,905
Dick’s Sporting Goods, Inc.	7,100	352,231
EVINE Live, Inc. (a)	1,200	3,144
Express, Inc. (a)	1,000	17,870
First Cash Financial Services, Inc. (a)	100	4,006
GNC Holdings, Inc. Class A	15,400	622,468
Hertz Global Holdings, Inc. (a),(c),(d)	403,973	6,758,468
Home Depot, Inc. (d)	78,800	9,100,612
JC Penney Co., Inc. (a)	17,800	165,362
Kirkland’s, Inc.	6,000	129,240
Kohl’s Corp. (b)	4,400	203,764
L Brands, Inc.	59,700	5,380,761
Lands’ End, Inc. (a)	2,400	64,824
Liberty Interactive Corp. Class A (a),(d)	12,400	325,252
Liquidity Services, Inc. (a)	2,400	17,736
MarineMax, Inc. (a)	100	1,413
Michaels Cos., Inc. (a)	6,800	157,080
Netflix, Inc. (a),(d)	66,400	6,856,464
New York & Co., Inc. (a)	400	992
Nordstrom, Inc.	2,100	150,591
Overstock.com, Inc. (a),(d)	500	8,580
Pep Boys-Manny Moe & Jack (a)	10,900	132,871
Restoration Hardware Holdings, Inc. (a),(b),(c)	9,265	864,517
Sally Beauty Holdings, Inc. (a)	5,200	123,500
Sears Hometown and Outlet Stores, Inc. (a)	400	3,204
Signet Jewelers Ltd.	2,600	353,938

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Sportsman’s Warehouse Holdings, Inc. (a)	1,500	$18,480
Stein Mart, Inc.	8,400	81,312
Tiffany & Co. (b)	500	38,610
Ulta Salon Cosmetics & Fragrance, Inc. (a),(d)	33,800	5,521,230
United Online, Inc. (a),(d)	3,200	32,000
Vera Bradley, Inc. (a)	700	8,827

		49,176,092

Semiconductors — 0.9%
Alpha & Omega Semiconductor Ltd. (a)	1,200	9,348
Amkor Technology, Inc. (a)	19,300	86,657
Analog Devices, Inc.	9,400	530,254
Applied Materials, Inc.	385,300	5,660,057
Axcelis Technologies, Inc. (a)	12,500	33,375
Broadcom Corp. Class A	12,477	641,692
Cabot Microelectronics Corp. (a)	300	11,622
Cascade Microtech, Inc. (a)	400	5,656
CEVA, Inc. (a),(d)	1,300	24,141
Cirrus Logic, Inc. (a)	13,200	415,932
Cohu, Inc.	6,100	60,146
Cree, Inc. (a),(d)	40,700	986,161
DSP Group, Inc. (a)	2,900	26,419
Electro Scientific Industries, Inc.	4,800	22,272
FormFactor, Inc. (a)	14,100	95,598
Freescale Semiconductor Ltd. (a)	77,834	2,847,168
GSI Technology, Inc. (a)	418	1,697
II-VI, Inc. (a)	2,700	43,416
Integrated Device Technology, Inc. (a),(b)	44,600	905,380
Intel Corp. (b)	16,419	494,869
IPG Photonics Corp. (a),(b)	1,200	91,164
IXYS Corp.	8,800	98,208
Kemet Corp. (a)	2,400	4,416
KLA-Tencor Corp. (d)	90,500	4,525,000
Lattice Semiconductor Corp. (a),(d)	22,400	86,240
M/A-COM Technology Solutions Holdings, Inc. (a)	100	2,899
Maxim Integrated Products, Inc. (b)	15,900	531,060
MaxLinear, Inc. Class A (a)	4,360	54,238
Micron Technology, Inc. (a),(d)	257,500	3,857,350
Oclaro, Inc. (a)	600	1,380
ON Semiconductor Corp. (a)	5,600	52,640
Park Electrochemical Corp.	1,600	28,144
Pericom Semiconductor Corp. (d)	3,700	67,525
Photronics, Inc. (a),(d)	8,700	78,822
PMC—Sierra, Inc. (a)	100	677
Power Integrations, Inc.	100	4,217
Qualcomm, Inc.	49,900	2,681,127
Rudolph Technologies, Inc. (a),(d)	5,100	63,495

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Tessera Technologies, Inc.	4,300	$139,363
Texas Instruments, Inc. (b)	3,500	173,320
Ultra Clean Holdings, Inc. (a)	4,800	27,552
Ultratech, Inc. (a),(d)	3,100	49,662
Vishay Intertechnology, Inc. (d)	7,200	69,768

		25,590,127

Software — 1.0%
Acxiom Corp. (a),(d)	200	3,952
Adobe Systems, Inc. (a)	1,900	156,218
Agilysys, Inc. (a)	700	7,784
Autodesk, Inc. (a),(d)	77,200	3,407,608
AVG Technologies NV (a)	700	15,225
Cadence Design Systems, Inc. (a)	6,700	138,556
Calix, Inc. (a)	6,200	48,298
Carbonite, Inc. (a)	9,500	105,735
Cerner Corp. (a),(b),(c),(d)	16,540	991,738
Citrix Systems, Inc. (a)	18,700	1,295,536
CommVault Systems, Inc. (a)	7,200	244,512
Cvent, Inc. (a)	4,100	138,006
Digi International, Inc. (a)	3,500	41,265
Ebix, Inc. (d)	600	14,976
Electronic Arts, Inc. (a),(b),(c),(d)	65,120	4,411,880
InnerWorkings, Inc. (a)	100	625
Intralinks Holdings, Inc. (a)	7,700	63,833
Limelight Networks, Inc. (a)	14,600	27,886
Lionbridge Technologies, Inc. (a)	1,700	8,398
LogMeIn, Inc. (a)	2,000	136,320
Mentor Graphics Corp.	3,100	76,353
Microsoft Corp.	46,900	2,075,794
MicroStrategy, Inc. Class A (a)	2,600	510,822
Model N, Inc. (a)	1,800	18,018
Monotype Imaging Holdings, Inc.	800	17,456
Oracle Corp. (b)	78,000	2,817,360
Palo Alto Networks, Inc. (a)	1,400	240,800
Paycom Software, Inc. (a),(b)	23,780	853,940
PDF Solutions, Inc. (a)	800	8,000
QAD, Inc. Class A	2,900	74,240
Rackspace Hosting, Inc. (a)	52,100	1,285,828
RealNetworks, Inc. (a)	400	1,636
Red Hat, Inc. (a),(b),(c)	12,865	924,736
salesforce.com, Inc. (a),(b),(d)	43,485	3,019,164
SciQuest, Inc. (a)	400	4,000
SS&C Technologies Holdings, Inc. (b),(c),(d)	48,475	3,395,189
Support.com, Inc. (a)	1,400	1,568
Symantec Corp.	33,700	656,139
VMware, Inc. Class A (a),(d)	48,400	3,813,436

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Web.com Group, Inc. (a),(d)	6,300	$132,804

		31,185,634

Specialty Finance — 0.2%
AG Mortgage Investment Trust, Inc.	2,000	30,440
Aircastle Ltd.	300	6,183
American Capital Agency Corp. (d)	38	710
American Capital Mortgage Investment Corp. (d)	10,100	148,874
Arbor Realty Trust, Inc.	11,700	74,412
Cherry Hill Mortgage Investment Corp.	600	9,138
Consumer Portfolio Services, Inc. (a)	1,400	6,972
CoreLogic, Inc. (a)	31,100	1,157,853
Dynex Capital, Inc.	12,000	78,720
Ellington Residential Mortgage REIT	3,900	47,385
Flagstar Bancorp, Inc. (a)	1,900	39,064
Global Payments, Inc.	1,800	206,514
HFF, Inc. Class A	1,000	33,760
Higher One Holdings, Inc. (a)	100	197
HomeStreet, Inc. (a)	300	6,930
LendingTree, Inc. (a)	100	9,303
MasterCard, Inc. Class A	400	36,048
McGrath RentCorp	400	10,676
Meta Financial Group, Inc.	1,300	54,301
MFA Financial, Inc.	68,300	465,123
Newcastle Investment Corp.	633	2,779
Nicholas Financial, Inc. (a)	700	9,086
Regional Management Corp. (a)	700	10,850
Springleaf Holdings, Inc. (a),(d)	58,376	2,552,199
Total System Services, Inc.	200	9,086
Two Harbors Investment Corp.	8,300	73,206
Vantiv, Inc. Class A (a)	8,000	359,360
Walker & Dunlop, Inc. (a)	3,400	88,672
ZAIS Financial Corp.	700	9,380

		5,537,221

Technology Services — 0.4%
Black Box Corp.	4,000	58,960
Broadridge Financial Solutions, Inc.	1,100	60,885
CDW Corp.	10,300	420,858
Ciber, Inc. (a)	3,800	12,084
Cognizant Technology Solutions Corp. Class A (a),(b),(c)	14,930	934,767
CSG Systems International, Inc.	4,100	126,280
Cubic Corp.	1,900	79,686
Forrester Research, Inc.	100	3,144
Globant SA (a)	1,800	55,062
ICF International, Inc. (a)	200	6,078

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Leidos Holdings, Inc. (d)	15,600	$644,436
Luxoft Holding, Inc. (a)	1,000	63,290
Markit Ltd. (a)	59,710	1,731,590
MSCI, Inc. (d)	39,742	2,363,059
NIC, Inc.	900	15,939
Perficient, Inc. (a)	900	13,887
Sabre Corp. (d)	137,000	3,723,660
Sykes Enterprises, Inc. (a)	300	7,650
Teradata Corp. (a)	800	23,168
TransUnion (a),(b)	29,322	736,569
Xerox Corp. (d)	131,000	1,274,630

		12,355,682

Telecommunications — 0.4%
Alaska Communications Systems Group, Inc. (a)	8,300	18,177
AT&T, Inc.	87,781	2,859,905
EarthLink Holdings Corp.	26,900	209,282
FairPoint Communications, Inc. (a),(d)	2,100	32,361
General Communication, Inc. Class A (a),(d)	7,900	136,354
Hawaiian Telcom Holdco, Inc. (a)	1,600	33,248
IDT Corp. Class B	1,300	18,590
Inteliquent, Inc. (d)	8,200	183,106
Internap Network Services Corp. (a)	5,700	34,941
j2 Global, Inc. (b),(c)	12,270	869,329
Level 3 Communications, Inc. (a)	20	874
Lumos Networks Corp.	4,300	52,288
NTELOS Holdings Corp. (a)	100	903
Pendrell Corp. (a)	200	144
Premiere Global Services, Inc. (a)	3,600	49,464
RingCentral, Inc. Class A (a)	14,900	270,435
Shenandoah Telecommunications Co.	200	8,562
Spok Holdings, Inc.	2,700	44,442
TeleCommunication Systems, Inc. Class A (a)	4,100	14,104
Telephone & Data Systems, Inc. (d)	6,400	159,744
Verizon Communications, Inc. (b),(d)	143,100	6,226,281
Vonage Holdings Corp. (a),(d)	2,400	14,112
West Corp. (d)	25,800	577,920
Zix Corp. (a),(d)	23,100	97,251

		11,911,817

Transportation & Logistics — 0.2%
Air Transport Services Group, Inc. (a)	17,900	153,045
ArcBest Corp.	1,600	41,232
Atlas Air Worldwide Holdings, Inc. (a)	2,900	100,224
Celadon Group, Inc.	900	14,418
Covenant Transportation Group, Inc. Class A (a)	300	5,391
CSX Corp.	12,800	344,320

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
FedEx Corp.	1,600	$230,368
Hub Group, Inc. Class A (a)	2,500	91,025
JB Hunt Transport Services, Inc.	23,300	1,663,620
Kansas City Southern (d)	3,200	290,816
Marten Transport Ltd.	1,000	16,170
ModusLink Global Solutions, Inc. (a)	2,500	7,150
Navios Maritime Acquisition Corp.	8,000	28,160
Norfolk Southern Corp. (d)	13,100	1,000,840
Ryder System, Inc.	100	7,404
Saia, Inc. (a)	4,600	142,370
Stamps.com, Inc. (a)	4,100	303,441
Swift Transportation Co. (a)	6,300	94,626
Union Pacific Corp.	6,300	556,983
United Parcel Service, Inc. Class B	700	69,083
USA Truck, Inc. (a)	700	12,061

		5,172,747

Transportation Equipment — 0.1%
Accuride Corp. (a)	900	2,493
Allison Transmission Holdings, Inc. (d)	15,600	416,364
American Railcar Industries, Inc.	800	28,928
Cummins, Inc. (b)	11,400	1,237,812
PACCAR, Inc.	18,200	949,494
Spartan Motors, Inc. (d)	200	826
WABCO Holdings, Inc. (a),(b),(c)	6,370	667,767

		3,303,684

Utilities — 0.0%
California Water Service Group	3,100	68,572
Middlesex Water Co.	500	11,920
Otter Tail Corp.	100	2,606
Talen Energy Corp. (a)	700	7,070
Unitil Corp.	200	7,376

		97,544

Waste & Environmental Service Equipment & Facility — 0.4%
Casella Waste Systems, Inc. Class A (a)	13,800	80,040
Stericycle, Inc. (a),(b),(c),(d)	80,030	11,148,979
Waste Management, Inc.	1,500	74,715

		11,303,734

Total United States		904,897,040

TOTAL COMMON STOCK (COST $1,198,712,848)		1,082,426,964

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 10.2%
Cayman Islands — 5.7%
ACIS CLO Ltd., Series 2015-6A, Class D, 4.07%, 05/01/27 (b),(e),(g)	$2,300,000	$2,093,690
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 4.94%, 04/15/24 (b),(e),(g)	373,000	329,023
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 0.73%, 07/23/35 (b),(e),(g)	1,279,793	1,075,026
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 0.73%, 09/23/37 (b),(e),(g)	996,000	567,720
Allegro CLO I Ltd., Series 2013-1A, Class C, 3.75%, 01/30/26 (b),(e),(g)	4,000,000	3,733,600
AMMC CDO, Series 2015-16A, Class E, 5.87%, 04/14/27 (b),(e),(g)	600,000	539,160
APIDOS CLO, Series 2012-10A, Class E, 6.55%, 10/30/22 (b),(e),(g)	1,000,000	958,000
Apidos CLO XVI, Series 2013-16A, Class D, 4.79%, 01/19/25 (b),(e),(g)	400,000	342,480
Ares CLO Ltd., Series 2012-2A, Class E, 6.09%, 10/12/23 (b),(e),(g)	3,621,000	3,400,119
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 3.67%, 10/17/24 (b),(e),(g)	650,000	616,330
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.55%, 01/30/24 (b),(e),(g)	600,000	591,000
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class C, 3.29%, 07/16/26 (b),(e),(g)	1,100,000	1,074,370
Attentus CDO III Ltd., Series 2007-3A, Class A1B, 0.55%, 10/11/42 (b),(e),(f),(g)	1,340,376	1,219,742
Babson CLO Ltd.,
Series 2013-IA, Class D, 3.79%, 04/20/25 (b),(e),(g)	3,200,000	3,077,120
Series 2015-2A, Class E, 5.84%, 07/20/27 (b),(e),(g)	650,000	584,025
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 4.79%, 07/15/24 (b),(e),(g)	2,823,000	2,337,726
BlueMountain CLO Ltd., Series 2014-1A, Class D, 3.75%, 04/30/26 (b),(e),(g)	1,388,000	1,318,184
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.79%, 07/21/20 (b),(e),(g)	500,000	477,750
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.59%, 01/15/24 (b),(e),(g)	400,000	393,360
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class D, 3.77%, 05/15/25 (b),(e),(g)	1,900,000	1,826,090

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Catamaran CLO Ltd.,
Series 2015-1A, Class D, 3.95%, 04/22/27 (b),(e),(g)	$600,000	$557,940
Series 2015-1A, Class E, 5.45%, 04/22/27 (b),(e),(g)	600,000	504,540
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.23%, 05/20/26 (b),(e),(g)	1,600,000	1,355,200
Cent CLO 20 Ltd., Series 2013-20A, Class E, 4.90%, 01/25/26 (b),(e),(g)	1,077,000	903,926
CIFC Funding 2012-III Ltd., Series 2012-3A, Class A3L, 3.29%, 01/29/25 (b),(e),(g)	1,000,000	985,000
CIFC Funding 2013-II Ltd., Series 2013-2A, Class A3L, 2.94%, 04/21/25 (b),(e),(g)	1,000,000	959,900
CIFC Funding 2015-IV Ltd., Series 2015-4A, Class D, 5.81%, 10/20/27 (b),(e),(g)	1,000,000	894,000
CIFC Funding III Ltd.,
Series 2014-3A, Class E, 5.05%, 07/22/26 (b),(e),(g)	1,500,000	1,282,650
Series 2015-3A, Class E, 6.33%, 10/19/27 (b),(e),(g)	800,000	718,560
CIFC Funding Ltd.,
Series 2006-1BA, Class B2L, 4.32%, 12/22/20 (b),(e),(g)	400,000	393,960
Series 2012-2A, Class B2R, 6.08%, 12/05/24 (b),(e),(g)	2,000,000	1,857,600
Series 2013-1A, Class D, 5.53%, 04/16/25 (b),(e),(g)	2,709,000	2,516,390
Series 2014-4A, Class D, 3.69%, 10/17/26 (b),(e),(g)	1,200,000	1,116,480
Series 2015-1A, Class D, 4.27%, 01/22/27 (b),(e),(g)	800,000	787,600
Series 2015-2A, Class E, 5.72%, 04/15/27 (b),(e),(g)	800,000	700,800
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.79%, 10/15/21 (b),(e),(g)	250,000	252,575
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.28%, 11/21/22 (b),(e),(g)	1,800,000	1,801,440
Cutwater Ltd.,
Series 2014-1A, Class C, 3.99%, 07/15/26 (b),(e),(g)	1,512,000	1,379,095
Series 2015-1A, Class D1, 4.18%, 07/15/27 (b),(e),(g)	4,500,000	4,130,100
Series 2015-1A, Class E, 6.28%, 07/15/27 (b),(e),(g)	733,000	636,757
Diamond Head Aviation, Series 2015-1, Class B, 5.92%, 07/14/28 (b),(e)	4,583,212	4,592,836

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Dryden 36 Senior Loan Fund, Series 2014-36A, Class D, 4.06%, 11/09/25 (b),(e),(g)	$3,150,000	$3,042,900
Duane Street CLO, Series 2007-5X, Class B, REG S, 8.04%, 10/14/21 (b),(g)	467,000	467,934
Eastland CLO Ltd., Series 2007-1A, Class C, 1.80%, 05/01/22 (b),(e),(g)	400,000	355,440
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 3.99%, 01/16/26 (b),(e),(g)	789,000	739,530
Fore CLO Ltd., Series 2007-1A, Class D, 3.29%, 07/20/19 (b),(e),(g)	1,341,445	1,323,067
Galaxy XIV CLO Ltd.,
Series 2012-14A, Class D, 4.72%, 11/15/24 (b),(e),(g)	1,400,000	1,400,000
Series 2012-14X, Class E, REG S, 5.72%, 11/15/24 (b),(g)	4,057,000	3,813,986
Golub Capital Partners CLO Ltd.,
Series 2011-10AR, Class DR, 4.14%, 10/20/21 (b),(e),(g)	250,000	245,625
Series 2015-22A, Class C, 4.42%, 02/20/27 (b),(e),(g)	1,200,000	1,116,960
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 3.79%, 04/28/25 (b),(e),(g)	1,800,000	1,603,260
Halcyon Loan Investors CLO I, Inc., Series 2006-1A, Class D, 3.83%, 11/20/20 (b),(e),(g)	500,000	489,400
Harbourview CDO III Ltd., Series 3A, Class A, 0.78%, 09/15/31 (b),(e),(f),(g)	4,590,079	4,268,773
ING IM CLO Ltd.,
Series 2013-1A, Class C, 3.79%, 04/15/24 (b),(e),(g)	1,900,000	1,828,940
Series 2013-2A, Class C, 3.80%, 04/25/25 (b),(e),(g)	658,000	633,062
Series 2013-2A, Class D, 5.30%, 04/25/25 (b),(e),(g)	600,000	535,140
Jamestown Ltd.,
Series 2015-7A, Class C, 4.03%, 07/25/27 (b),(e),(g)	2,300,000	2,156,480
Series 2015-7A, Class D, 5.78%, 07/25/27 (b),(e),(g)	1,100,000	954,910
Katonah Ltd., Series 2007-10A, Class E, 4.33%, 04/17/20 (b),(e),(g)	681,000	662,545
Kingsland VI Ltd., Series 2013-6A, Class D, 3.94%, 10/28/24 (b),(e),(g)	900,000	824,220

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
KKR Financial CLO Ltd.,
Series 10, Class D, 4.09%, 01/15/26 (b),(e),(g)	$500,000	$455,700
Series 2012-1A, Class C, 4.79%, 12/15/24 (b),(e),(g)	3,500,000	3,396,400
Kodiak CDO Ltd.,
Series 2006-1A, Class A1, 0.67%, 08/07/37 (b),(e),(f),(g)	5,683,845	5,428,072
Series 2006-1A, Class A2, 0.79%, 08/07/37 (b),(e),(f),(g)	1,250,000	900,000
LCM XI LP, Series 11A, Class D2, 4.24%, 04/19/22 (b),(e),(g)	800,000	788,880
Madison Park Funding X Ltd., Series 2012-10A, Class E, 5.54%, 01/20/25 (b),(e),(g)	1,900,000	1,761,110
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, 5.04%, 07/20/26 (b),(e),(g)	3,400,000	2,908,700
Madison Park Funding XVI Ltd.,
Series 2015-16A, Class B, 3.30%, 04/20/26 (b),(e),(g)	3,000,000	2,963,400
Series 2015-16A, Class C, 4.00%, 04/20/26 (b),(e),(g)	600,000	580,500
MidOcean Credit CLO III,
Series 2014-3A, Class D, 4.04%, 07/21/26 (b),(e),(g)	982,000	902,458
Series 2014-3A, Class E, 5.54%, 07/21/26 (b),(e),(g)	581,000	496,058
MMCAPS Funding XIX Ltd. / MMCAPS Funding XIX Corp., 0.61%, 01/12/38 (b),(e),(f),(g)	168,708	—
MSIM Peconic Bay Ltd., Series 2007-1A, Class E, 5.79%, 07/20/19 (b),(e),(g)	292,335	292,335
Nelder Grove CLO Ltd., Series 2014-1A, Class D1, 4.85%, 08/28/26 (b),(e),(g)	1,800,000	1,737,180
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.31%, 08/13/25 (b),(e),(g)	300,000	283,440
Ocean Trails CLO V,
Series 2014-5A, Class D, 4.25%, 10/13/26 (b),(e),(g)	1,800,000	1,677,060
Series 2014-5A, Class E, 5.64%, 10/13/26 (b),(e),(g)	800,000	680,240
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class DR, 4.08%, 05/05/23 (b),(e),(g)	1,400,000	1,380,960
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.29%, 01/15/24 (b),(e),(g)	250,000	248,075
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 4.76%, 10/25/25 (b),(e),(g)	800,000	695,760

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 5.56%, 08/12/26 (b),(e),(g)	$600,000	$530,160
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.88%, 11/14/26 (b),(e),(g)	1,100,000	1,060,070
OZLM Funding IV Ltd.,
Series 2013-4A, Class C, 3.50%, 07/22/25 (b),(e),(g)	800,000	754,480
Series 2013-4A, Class D, 4.95%, 07/22/25 (b),(e),(g)	900,000	797,040
OZLM Funding V Ltd.,
Series 2013-5A, Class C, 3.79%, 01/17/26 (b),(e),(g)	1,200,000	1,131,960
Series 2013-5A, Class D, 5.04%, 01/17/26 (b),(e),(g)	2,050,000	1,785,140
OZLM Ltd., Series 2015-13A, Class D, 5.73%, 07/30/27 (b),(e),(g)	1,100,000	933,020
OZLM VII Ltd., Series 2014-7A, Class C, 3.89%, 07/17/26 (b),(e),(g)	1,500,000	1,423,650
OZLM VIII Ltd., Series 2014-8A, Class B, 3.29%, 10/17/26 (b),(e),(g)	3,000,000	2,922,300
OZLM XI Ltd., Series 2015-11A, Class D, 5.70%, 01/30/27 (b),(e),(g)	800,000	695,120
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 1.05%, 07/03/33 (b),(e),(g)	198,423	172,628
Preferred Term Securities XIX Ltd/Preferred Term Securities XIX, Inc., 0.77%, 12/22/35 (b),(e),(g)	586,576	340,214
Preferred Term Securities XVIII Ltd. / Preferred Term Securities XVIII, Inc., 0.82%, 09/23/35 (b),(e),(g)	198,952	124,345
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 0.64%, 03/22/37 (b),(e),(g)	952,660	695,442
Preferred Term Securities XXIV Ltd/Preferred Term Securities XXIV, Inc., 0.72%, 03/22/37 (b),(e),(g)	968,152	580,891
Preferred Term Securities XXV Ltd/Preferred Term Securities XXV, Inc., 0.69%, 06/22/37 (b),(e),(g)	277,951	168,161
Preferred Term Securities XXVI Ltd/Preferred Term Securities XXVI, Inc., 0.71%, 09/22/37 (b),(e),(g)	268,701	158,534
Red River CLO Ltd., Series 1A, Class D, 1.95%, 07/27/18 (b),(e),(g)	900,000	887,310

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Sound Point CLO I Ltd.,
Series 2012-1A, Class D, 4.87%, 10/20/23 (b),(e),(g)	$900,000	$900,000
Series 2012-1A, Class E, 6.29%, 10/20/23 (b),(e),(g)	300,000	284,610
Sound Point CLO IX Ltd.,
Series 2015-2A, Class D, 4.02%, 07/20/27 (b),(e),(g)	1,700,000	1,573,180
Series 2015-2A, Class E, 5.97%, 07/20/27 (b),(e),(g)	1,100,000	955,460
Sound Point CLO V Ltd., Series 2014-1A, Class D, 3.68%, 04/18/26 (b),(e),(g)	1,200,000	1,116,240
Stone Tower CLO VI Ltd., Series 2007-6A, Class D, 3.89%, 04/17/21 (b),(e),(g)	7,189,000	6,870,527
Symphony CLO IV Ltd., Series 2007-4A, Class E, 5.79%, 07/18/21 (b),(e),(g)	739,000	739,369
Symphony CLO IX Ltd., Series 2012-9A, Class D, 4.54%, 04/16/22 (b),(e),(g)	2,775,000	2,775,000
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.29%, 01/17/25 (b),(e),(g)	2,100,000	2,083,830
Symphony CLO XII Ltd., Series 2013-12A, Class D, 3.79%, 10/15/25 (b),(e),(g)	250,000	243,025
TICP CLO Ltd., Series 2015-1A, Class E, 5.88%, 07/20/27 (b),(e),(g)	700,000	608,230
Trapeza CDO XIII Ltd., Series 2007-13A, Class A2A, 0.64%, 11/09/42 (b),(e),(g)	431,000	241,360
Venture CDO Ltd.,
Series 2007-13A, Class A3, 0.74%, 11/09/42 (b),(e),(g)	270,000	151,200
Series 2013-15A, Class C, 3.39%, 07/15/25 (b),(e),(g)	5,700,000	5,589,420
Series 2014-16A, Class B1L, 3.74%, 04/15/26 (b),(e),(g)	5,800,000	5,477,520
Venture X CLO Ltd., Series 2012-10A, Class D, 4.49%, 07/20/22 (b),(e),(g)	500,000	495,350
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.88%, 06/10/25 (b),(e),(g)	5,000,000	4,812,500
Venture XIV CLO Ltd., Series 2013-14A, Class D, 4.08%, 08/28/25 (b),(e),(g)	1,775,000	1,712,520
Venture XIX CLO Ltd., Series 2014-19A, Class D, 4.29%, 01/15/27 (b),(e),(g)	2,500,000	2,427,500
Vibrant CLO Ltd., Series 2015-3A, Class C, 3.94%, 04/20/26 (b),(e),(g)	1,082,000	1,019,893
Voya CLO 2 Ltd., Series 2014-2A, Class D, 4.92%, 07/17/26 (b),(e),(g)	700,000	598,150

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
WhiteHorse Ltd., Series 2014-1A, Class D, 3.84%, 05/01/26 (b),(e),(g)	$2,912,100	$2,637,198
WhiteHorse VIII Ltd., Series 2014-1A, Class E, VRN, 4.74%, 05/01/26 (b),(e),(g)	420,000	330,330

Total Cayman Islands		167,723,241

Ireland — 0.1%
Trade Maps Ltd., Series 2013-1A, Class D, 5.20%, 12/10/18 (b),(e),(g)	2,000,000	1,985,400

Total Ireland		1,985,400

United States — 4.4%
Ascentium Equipment Receivable, Series 2015-1A, Class E, 5.92%, 06/12/23 (b),(e),(f)	758,000	761,942
Associates Manufactured Housing Pass Through Ctfs, Series 1997-2, Class B1, 7.15%, 03/15/28 (b),(f),(g)	280,451	328,324
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, 0.51%, 01/25/47 (b),(g)	1,379,531	1,301,449
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class D, 3.74%, 04/17/25 (b),(e),(g)	1,700,000	1,613,810
Series 2015-2A, Class D, 5.57%, 04/27/27 (b),(e),(g)	1,450,000	1,267,445
Series 2015-3A, Class D, 6.16%, 07/28/28 (b),(e),(g)	1,100,000	973,280
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 0.50%, 02/15/34 (b),(g)	1,215,386	1,086,919
Series 2004-P, Class 2A, 0.53%, 03/15/34 (b),(g)	27,011	23,216
Series 2006-G, Class 2A, 0.36%, 10/15/36 (b),(g)	273,010	233,424
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (b),(e)	156,000	152,100
Series 2014-C, Class D, 4.83%, 08/17/20 (b),(e)	391,000	380,209
Credit Suisse Mortgage Trust,
Series 2015-RPL2, Class A1A, 3.75%, 11/25/57 (b),(e),(g)	6,887,284	6,861,112
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (b),(e),(g),(h)	6,966,182	6,896,520
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 06/15/22 (b),(e)	5,300,000	5,350,350
Series 2015-DA, Class D, 4.59%, 01/17/23 (b),(e)	2,500,000	2,499,250

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
DT Auto Owner Trust,
Series 2014-3A, Class D, 4.47%, 11/15/21 (b),(e)	$600,000	$606,600
Series 2015-1A, Class D, 4.26%, 02/15/22 (b),(e)	1,000,000	1,015,000
Education Funding LLC, Series 2006-1A, Class A2, 0.55%, 10/25/29 (b),(e),(g)	6,688,293	6,145,204
Exeter Automobile Receivables Trust,
Series 2013-1A, Class D, 5.05%, 10/15/19 (b),(e)	3,300,000	3,343,230
Series 2013-2A, Class D, 6.81%, 08/17/20 (b),(e)	2,200,000	2,288,000
Series 2014-1A, Class D, 5.53%, 02/16/21 (b),(e)	4,300,000	4,364,500
Series 2014-2A, Class D, 4.93%, 12/15/20 (b),(e)	800,000	796,160
Series 2014-3A, Class D, 5.69%, 04/15/21 (b),(e)	3,000,000	3,050,100
Series 2014-3A, Class C, 4.17%, 06/15/20 (b),(e)	1,900,000	1,913,490
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (b),(e),(f)	317,949	327,488
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21 (b),(e)	1,800,000	1,805,940
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class E, 3.85%, 12/20/20 (b),(e),(g)	716,000	707,265
GE Business Loan Trust, Series 2005-1A, Class C, 0.91%, 06/15/33 (b),(e),(g)	41,839	37,655
Harch CLO III Ltd., Series 2007-1A, Class E, 4.04%, 04/17/20 (b),(e),(g)	549,000	543,510
HOA Funding LLC, Series 2015-1A, Class A2, 5.50%, 08/20/44 (b),(e),(f)	1,418,000	1,324,937
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.49%, 01/15/34 (b),(e),(f),(g)	1,420,631	1,321,187
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 0.35%, 04/25/36 (b),(g)	664,226	645,960
Series 2006-NC4, Class A2C, 0.34%, 06/25/36 (b),(g)	2,581,643	2,386,729
Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.84%, 05/25/18 (b),(e)	6,524,099	6,531,275
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.32%, 06/25/37 (b),(g)	1,294,116	1,256,975
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 0.84%, 06/23/35 (b),(e),(g)	211,000	128,710
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 05/26/20 (b),(e),(g),(h)	3,276,623	3,268,431

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)
September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
SLM Private Credit Student Loan Trust, Series 2004-A, Class C, 1.29%, 06/15/33 (b),(g)	$3,587,543	$3,374,801
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.32%, 08/25/37 (b),(g)	1,227,140	1,192,412
Stone Tower CLO Ltd., Series 2006-5A, Class D, 4.04%, 07/16/20 (b),(e),(g)	1,000,000	970,100
US Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 01/27/35 (b),(e)	3,175,864	3,173,641
Vericrest Opportunity Loan Trust,
Series 2015-NP12, Class A1, 3.88%, 09/25/45 (b),(e),(g)	5,700,000	5,685,750
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (b),(e),(g)	2,058,120	2,048,447
Series 2015-NPL9, Class A1, 3.50%, 06/26/45 (b),(e),(g),(h)	11,333,115	11,259,450
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (b),(e),(g)	1,706,645	1,693,846
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.63%, 07/25/45 (b),(e),(g),(h)	24,267,776	24,177,985
Westgate Resorts LLC,
Series 2012-2A, Class C, 9.00%, 01/20/25 (b),(e)	1,196,606	1,199,598
Series 2014-1A, Class C, 5.50%, 12/20/26 (b),(e)	2,816,857	2,827,561

Total United States		131,141,287

TOTAL ASSET-BACKED SECURITIES (COST $305,880,205)		300,849,928

BANK LOANS — 0.1%
Netherlands — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, 11.00%, 01/02/17 (b),(f),(g)	1,048,524	693,337

Total Netherlands		693,337

United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Group PLC, 6.50%, 03/19/21 (b),(f),(g)	42,652	38,097
Ceva Intercompany BV, 6.50%, 03/19/21 (b),(f),(g)	44,303	39,572
Ceva Logistics Canada, 6.50%, 03/19/21 (b),(f),(g)	7,639	6,823
Ceva Logistics U.S. Holdings, 6.50%, 03/19/21 (b),(f),(g)	61,108	54,582

Total United Kingdom		139,074

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
United States — 0.1%
Casinos & Gaming — 0.1%
Caesars Entertainment Resort Properties LLC, 10/11/20 (b),(f),(i)	$994,937		$925,291

Coal Operations — 0.0%
Arch Coal, Inc., 6.25%, 05/16/18 (b),(f),(g)	170,511		95,913

Publishing & Broadcasting — 0.0%
Clear Channel Communications, 6.93%, 01/30/19 (b),(f),(g)	106,420		88,063
LBI Media, Inc., 6.56%, 03/31/18 (b),(f),(g)	98,280		98,280

			186,343

Wireless Telecommunication Services — 0.0%
New Lightsquared LLC, 1.00%, 06/15/20 (b),(f),(g)	511,303		497,242

Total United States			1,704,789

TOTAL BANK LOANS (COST $2,967,701)			2,537,200

CONVERTIBLE BONDS — 0.5%
Finland — 0.3%
Communications Equipment — 0.3%
Nokia Oyj, 5.00%, 10/26/17 (b)	3,700,000		10,552,174

Total Finland			10,552,174

Germany — 0.1%
Automobiles Manufacturing — 0.1%
Volkswagen International Finance NV Co. REG S, 5.50%, 11/09/15 (b)	2,700,000	EUR	2,007,196

Total Germany			2,007,196

Spain — 0.1%
Wireless Telecommunication Services — 0.1%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (b)	1,400,000	EUR	1,488,645

Total Spain			1,488,645

TOTAL CONVERTIBLE BONDS (COST $15,623,227)			14,048,015

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount		Value

CORPORATE BONDS & NOTES — 3.2%
Brazil — 0.1%
Integrated Oils — 0.1%
Petrobras Global Finance BV, 6.85%, 06/05/2115	$5,011,000		$3,156,930

Total Brazil			3,156,930

Canada — 0.1%
Electrical Equipment Manufacturing — 0.0%
NCSG Crane & Heavy Haul Services, Inc., 9.50%, 08/15/19 (b),(e)	1,509,000		875,220

Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (b),(d)	1,715,000		1,697,850

Total Canada			2,573,070

Ecuador — 0.0%
Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 5.96%, 09/24/19 (g)	1,785,263		1,379,115

Total Ecuador			1,379,115

France — 0.2%
Property & Casualty Insurance — 0.2%
Groupama SA REG S, 6.38% (b),(g),(j)	5,900,000		6,291,848

Publishing & Broadcasting — 0.0%
PagesJaunes Finance & Co. SCA REG S, 8.88%, 06/01/18 (b)	300,000		254,780

Total France			6,546,628

Germany — 0.0%
Banks — 0.0%
HSH Nordbank AG REG S,
MTN, 0.78%, 02/14/17 (b),(g)	702,000	EUR	631,454
MTN, 0.82%, 02/14/17 (b),(g)	560,000	EUR	500,595

Total Germany			1,132,049

Ireland — 0.1%
Banks — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (b)	$2,550,000		2,881,709

Total Ireland			2,881,709

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Luxembourg — 0.1%
Wireless Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (b),(c)	$1,785,000		$1,673,438

Total Luxembourg			1,673,438

Poland — 0.1%
Food & Beverage — 0.1%
CEDC Finance Corp. International, Inc., 10.00%, 04/30/18 (b),(g),(k)	1,825,745		1,570,141

Total Poland			1,570,141

Sweden — 0.0%
Chemicals — 0.0%
Perstorp Holding AB,
8.75%, 05/15/17 (b),(e)	202,000		207,050
11.00%, 08/15/17 (b),(e)	200,000		206,000

Total Sweden			413,050

United Kingdom — 0.3%
Transportation & Logistics — 0.3%
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (b),(e)	5,367,000		4,697,198
9.00%, 10/15/18 (b)	200,000	EUR	195,786
CEVA Group PLC, 4.00%, 05/01/18 (b),(e)	$3,454,292		3,048,413

Total United Kingdom			7,941,397

United States — 2.1%
Cable & Satellite — 0.1%
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 07/15/19 (b),(d)	3,248,000		3,272,360

Casinos & Gaming — 0.1%
Caesars Entertainment Operating Co., Inc.,
02/01/16 (a),(b),(i)	7,000		1,820
12/15/18 (a),(b),(i)	1,982,698		604,723
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (b),(d),(e)	2,368,000		2,468,640
Golden Nugget Escrow, Inc., 8.50%, 12/01/21 (b),(d),(e)	461,000		463,305
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (b),(e)	366,000		375,150
International Game Technology plc, 6.50%, 02/15/25 (b),(c),(e)	322,000		289,800

			4,203,438

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Commercial Finance — 0.0%
NewStar Financial, Inc., 7.25%, 05/01/20 (b),(d),(e)	$659,000	$655,705

Communications Equipment — 0.0%
Plantronics, Inc., 5.50%, 05/31/23 (b),(e)	292,000	292,730

Construction Materials Manufacturing — 0.0%
NWH Escrow Corp., 7.50%, 08/01/21 (b),(e),(f)	280,000	254,800

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (b),(e)	3,821,000	2,244,838

Consumer Services — 0.0%
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 05/15/20 (b),(d),(e)	100,000	91,000
Sotheby’s, 5.25%, 10/01/22 (b),(c),(e)	400,000	370,000

		461,000

Entertainment Contents — 0.1%
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20 (b),(e)	249,000	241,530
Production Resource Group, Inc., 8.88%, 05/01/19 (b)	2,003,000	1,602,400

		1,843,930

Entertainment Resources — 0.0%
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21 (b),(e)	577,000	587,098

Financial Services — 0.1%
Opal Acquisition, Inc., 8.88%, 12/15/21 (b),(e)	363,000	341,674
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (b),(d),(e)	3,091,000	3,257,141

		3,598,815

Food & Beverage — 0.0%
Post Holdings, Inc.,
7.38%, 02/15/22 (b),(c)	411,000	418,192
8.00%, 07/15/25 (b),(e)	60,000	61,763

		479,955

Forest & Paper Products Manufacturing — 0.0%
Resolute Forest Products, Inc., 5.88%, 05/15/23 (b)	934,000	695,830

Hardware — 0.1%
Global Cash Access, Inc., 10.00%, 01/15/22 (b),(d),(e)	1,606,000	1,493,580

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Real Alloy Holding, Inc., 10.00%, 01/15/19 (b),(d),(e)	$732,000	$750,300

		2,243,880

Health Care Facilities/Services — 0.1%
inVentiv Health, Inc., 10.00%, 08/15/18 (b),(c)	1,527,000	1,492,643
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (b),(d),(e)	440,000	427,900
Universal Hospital Services, Inc., 7.63%, 08/15/20 (b),(c),(d)	2,097,000	1,965,937

		3,886,480

Home Improvement — 0.0%
Empire Today LLC / Empire Today Finance Corp., 11.38%, 02/01/17 (b),(d),(e)	793,000	729,560

Industrial Other — 0.0%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19 (b),(c)	129,000	104,490

Metals & Mining — 0.0%
AK Steel Corp., 7.625%, 05/15/20—10/01/21 (b),(d)	786,000	423,450

Oil, Gas & Coal — 0.0%
CONSOL Energy, Inc., 8.00%, 04/01/23 (b),(e)	1,000,000	714,400

Pipeline — 0.2%
Energy Transfer Equity LP, 5.50%, 06/01/27 (b),(d)	1,975,000	1,639,250
NGPL PipeCo LLC, 9.63%, 06/01/19 (b),(e)	1,000,000	950,000
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (b)	2,903,000	2,692,532
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 03/15/24 (b),(d),(e)	257,000	245,435

		5,527,217

Power Generation — 0.0%
NRG Energy, Inc.,
6.25%, 07/15/22—05/01/24 (b)	581,000	518,838
6.63%, 03/15/23 (b)	741,000	681,720

		1,200,558

Publishing & Broadcasting — 0.5%
American Media, Inc., 11.50%, 12/15/17 (b),(d)	3,964,000	4,063,100
iHeartCommunications, Inc., 10.63%, 03/15/23 (b)	199,000	168,155
LBI Media, Inc.,
10.00%, 04/15/19 (b),(e)	233,000	236,495
13.50%, 04/15/20 (b),(e)	3,269,281	3,269,281

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Lee Enterprises, Inc., 9.50%, 03/15/22 (b),(c),(d),(e)	$2,996,000	$2,786,280
Time, Inc., 5.75%, 04/15/22 (b),(e)	3,571,000	3,347,812

		13,871,123

Real Estate — 0.0%
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23 (b)	1,389,000	1,187,595

Retail—Consumer Discretionary — 0.3%
Claire’s Stores, Inc., 9.00%, 03/15/19 (b),(e)	2,730,000	2,177,175
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(e)	4,656,000	4,213,680
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 06/15/23 (b),(d),(e)	618,000	562,380
Toys R Us Property Co. II LLC, 8.50%, 12/01/17 (b),(d)	1,153,000	1,103,997

		8,057,232

Software & Services — 0.1%
iPayment, Inc., 9.50%, 12/15/19 (b),(c),(e)	1,763,000	1,745,370

Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 08/15/20 (b),(c)	1,367,000	1,141,445

Wireline Telecommunication Services — 0.2%
Frontier Communications Corp., 9.00%, 08/15/31 (b),(c)	4,206,000	3,469,950
Windstream Corp., 7.75%, 10/01/21 (b),(c)	645,000	499,875

		3,969,825

Total United States		63,393,124

Venezuela — 0.1%
Integrated Oils — 0.1%
Petroleos de Venezuela SA REG S, 6.00%, 11/15/26 (d)	8,721,000	2,790,284

Total Venezuela		2,790,284

TOTAL CORPORATE BONDS & NOTES (COST $101,207,580)		95,450,935

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — 18.3%
Cayman Islands — 1.4%
Collateralized Debt Obligation (Commercial) — 1.2%
Cobalt Commercial Mortgage, Series 2005-1A, Class B, 0.77%, 05/25/45 (b),(e),(g)	$1,907,971	$1,857,886
Gramercy Real Estate CDO Ltd.,
Series 2005-1A, Class D, 1.10%, 07/25/35 (b),(e),(g)	2,000,000	1,910,600
Series 2006-1A, Class B, 0.67%, 07/25/41 (b),(e),(g)	1,744,570	1,716,134
Series 2006-1A, Class D, 0.86%, 07/25/41 (b),(e),(g)	1,100,000	1,031,250
Series 2007-1A, Class A1, 0.60%, 08/15/56 (b),(e),(g)	2,007,968	1,863,394
Marathon Real Estate CDO Ltd., Series 2006-1A, Class B, 0.62%, 05/25/46 (b),(e),(g)	3,118,337	3,009,195
N-Star REL CDO VI Ltd., Series 2006-6A, Class B, 0.78%, 06/16/41 (b),(e),(g)	3,718,000	3,151,749
NCT 2013-VI Funding Ltd., Series 2013-6A, Class IMM1, 0.45%, 04/25/40 (b),(e),(g)	1,217,223	1,186,792
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A2, 0.64%, 06/25/45 (b),(e),(g)	4,136,000	3,722,400
Resource Capital Corp. Ltd.,
Series 2014-CRE2, Class B, 2.71%, 04/15/32 (b),(e),(g)	300,000	298,320
Series 2015-CRE3, Class D, 4.20%, 03/15/32 (b),(e),(g)	1,500,000	1,499,550
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.44%, 05/09/46 (b),(e),(g)	16,128,815	15,706,240

		36,953,510

Commercial Mortgage-Backed Securities — 0.2%
PFP III Ltd.,
Series 2014-1, Class D, 4.29%, 06/14/31 (b),(e),(g)	1,000,000	995,700
Series 2015-2, Class D, 4.21%, 07/14/34 (b),(e),(g)	2,250,000	2,223,000
Series 2015-2, Class E, 4.81%, 07/14/34 (b),(e),(g)	2,400,000	2,400,000

		5,618,700

Total Cayman Islands		42,572,210

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
United States — 16.9%
Collateralized Mortgage Obligation (Residential) — 6.6%
Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.53%, 02/20/36 (b),(g)	$2,951,255	$2,434,785
Banc of America Funding Trust, Series 2007-B, Class A1, 0.43%, 04/20/47 (b),(g)	3,066,009	2,330,780
Bellemeade Re Ltd., Series 2015-1A, Class M2, 4.49%, 07/25/25 (b),(e),(g)	6,214,000	6,229,535
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 2.63%, 07/25/37 (b),(g)	279,421	264,193
CHL Mortgage Pass-Through Trust, Series 2005-HYB3, Class 3A2, 2.45%, 06/20/35 (b),(g)	3,097,589	2,951,693
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b)	691,470	705,853
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (b)	147,620	149,274
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 2.71%, 08/25/35 (b),(g)	3,563,916	3,344,735
Connecticut Avenue Securities,
Series 2014-C01, Class M2, 4.59%, 01/25/24 (b),(g)	4,677,577	4,721,546
Series 2014-C02, Class 1M2, 2.80%, 05/25/24 (b),(g),(h)	2,302,501	2,030,576
Series 2014-C02, Class 2M2, 2.80%, 05/25/24 (b),(g)	854,000	767,746
Series 2014-C03, Class 2M2, 3.09%, 07/25/24 (b),(g),(h)	9,722,522	8,788,188
Series 2014-C03, Class 1M2, 3.19%, 07/25/24 (b),(g),(h)	3,375,184	3,053,529
Series 2014-C04, Class 1M2, 5.09%, 11/25/24 (b),(g),(h)	2,205,000	2,208,528
Series 2014-C04, Class 2M2, 5.19%, 11/25/24 (b),(g)	634,580	639,339
Series 2015-C01, Class 1M2, 4.49%, 02/25/25 (b),(g),(h)	9,518,910	9,281,889
Series 2015-C01, Class 2M2, 4.74%, 02/25/25 (b),(g),(h)	13,399,257	13,309,482
Series 2015-C02, Class 1M2, 4.19%, 05/25/25 (b),(g),(h)	27,242,250	25,937,511
Series 2015-C02, Class 2M2, 4.19%, 05/25/25 (b),(g),(h)	15,230,000	14,562,926
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b)	577,839	579,052
Series 2005-J2, Class 1A5, 0.69%, 04/25/35 (b),(g)	548,325	477,865

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 4.47%, 04/25/36 (b),(g)	$143,820	$146,495
Series 2006-BC4, Class 2A2, 0.35%, 11/25/36 (b),(g)	581,714	548,440
Federal Home Loan Mortgage Corporation,
Series 2015-HQA1, Class M2, 2.84%, 03/25/28 (b),(g)	4,897,000	4,897,000
Series 2015-HQA1, Class M3, 4.89%, 03/25/28 (b),(g)	1,379,000	1,375,690
Series 2015-HQA1, Class B, 8.99%, 03/25/28 (b),(f),(g)	5,400,000	5,400,000
Federal National Mortgage Association,
Series 2015-C03, Class 1M2, 5.19%, 07/25/25 (b),(g),(h)	4,541,000	4,527,377
Series 2015-C03, Class 2M2, 5.19%, 07/25/25 (b),(g),(h)	7,283,000	7,274,260
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.27%, 11/25/35 (b),(g)	3,750,029	3,138,025
Invitation Homes Trust, Series 2015-SFR3, Class D, 2.96%, 08/17/32 (b),(e),(g)	4,100,000	4,067,200
JP Morgan Alternative Loan Trust,
Series 2005-A2, Class 1A1, 0.71%, 01/25/36 (b),(g)	836,117	783,191
Series 2006-S4, Class A3A, 5.78%, 12/25/36 (b),(g)	135,545	128,118
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.47%, 01/25/36 (b),(g)	2,807,255	2,116,390
RALI Trust, Series 2005-QA13, Class 2A1, 3.57%, 12/25/35 (b),(g)	6,449,005	5,519,059
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.57%, 05/25/36 (b),(g)	2,031,173	1,674,702
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.44%, 11/25/23 (b),(g),(h)	4,897,650	4,895,201
Series 2014-DN1, Class M3, 4.69%, 02/25/24 (b),(g),(h)	2,013,142	2,017,168
Series 2014-DN4, Class M3, 4.74%, 10/25/24 (b),(g)	1,533,624	1,527,183
Series 2014-HQ2, Class M3, 3.94%, 09/25/24 (b),(g)	1,623,835	1,524,781
Series 2015-DN1, Class M3, 4.34%, 01/25/25 (b),(g),(h)	2,513,785	2,507,752

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-DNA1, Class M3, 3.49%, 10/25/27 (b),(g),(h)	$8,641,869	$8,181,257
Series 2015-HQ1, Class M3, 3.99%, 03/25/25 (b),(g)	1,503,958	1,457,636
Structured Agency Credit Risk, Series 2015-DNA2, Class M2, 2.79%, 12/25/27 (b),(g),(h)	5,000,000	5,036,000
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A, 1.00%, 12/25/46 (b),(g)	5,827,475	4,599,626
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR12, Class 1A2, 2.32%, 10/25/36 (b),(g)	3,016,798	2,693,095
Series 2006-AR18, Class 1A1, 1.80%, 01/25/37 (b),(g)	2,972,097	2,526,282
Series 2007-HY6, Class 2A3, 2.26%, 06/25/37 (b),(g)	2,528,378	2,230,029
Series 2007-OA6, Class 1A, 1.01%, 07/25/47 (b),(g)	7,438,951	6,174,330
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.25%, 07/25/37 (b)	239,718	242,691
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-9, Class 1A12, 5.50%, 10/25/35 (b)	236,875	239,930
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b)	570,128	570,641

		192,788,574

Commercial Mortgage-Backed Securities — 9.3%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.71%, 09/15/26 (b),(e),(g)	1,000,000	1,000,000
Series 2014-ICTS, Class E, 3.15%, 06/15/28 (b),(e),(g)	3,150,000	3,140,235
Series 2014-INLD, Class D, 3.71%, 12/15/29 (b),(e),(g)	1,500,000	1,495,050
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.13%, 01/09/17 (b),(e),(f),(g)	19,075,000	19,113,150
Banc of America Commercial Mortgage Trust, Series 2006-6, Class B, 5.48%, 10/10/45 (b)	3,935,000	3,929,491
Barclays Commercial Mortgage, Series 2015-RRI, Class F, 4.66%, 05/15/32 (b),(e),(g)	4,989,000	4,947,591
BBCMS Trust,
Series 2014-BXO, Class E, 2.76%, 08/15/27 (b),(e),(g)	1,000,000	999,500
Series 2015-RRMZ, Class M1, 6.21%, 05/15/20 (b),(e),(f),(g)	4,700,000	4,700,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AJ, 5.64%, 12/11/40 (b),(g),(h)	$7,680,188	$7,654,075
Series 2006-PW14, Class B, 5.33%, 12/11/38 (b),(e)	879,000	826,260
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (g)	3,818,441	3,853,189
Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (e),(h)	590,553	608,151
Series 2007-PW15, Class AM, 5.36%, 02/11/44 (h)	3,958,091	4,064,168
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class E, 3.96%, 08/15/26 (b),(e),(g)	950,000	947,245
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (b),(g)	1,795,000	1,561,650
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPB, 4.06%, 12/15/27 (b),(e),(g)	3,000,000	2,996,400
Series 2014-BXCH, Class EPA, 4.46%, 12/15/27 (b),(e),(g)	2,800,000	2,799,720
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.21%, 02/15/31 (b),(e),(g),(h)	900,000	895,860
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class AJ, 5.48%, 10/15/49	2,405,378	2,398,883
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(e),(h)	1,395,000	1,033,974
Series 2015-GC31, Class D, 4.20%, 06/10/48 (b)	1,850,000	1,488,325
Series 2015-P1, Class D, 3.23%, 09/15/48 (b),(e)	1,193,000	892,006
Citigroup Mortgage Loan Trust, Inc., Series 2015-SHP2, Class E, 4.56%, 07/15/27 (b),(e),(g)	650,000	651,885
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class AM SEQ, 5.25%, 08/15/48 (h)	2,191,369	2,238,922
Series 2007-C3, Class C, 5.96%, 05/15/46 (b),(g)	32,000	29,395
COMM Mortgage Trust, Series 2015-CR23, Class D, 4.40%, 05/10/48 (b),(g)	1,745,000	1,444,337
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.23%, 12/10/49 (g),(h)	1,689,146	1,620,736

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Commercial Mortgage Trust,
Series 2006-C7, Class AJ, 5.98%, 06/10/46 (g)	$3,415,380	$3,340,242
Series 2007-C9, Class G, 5.99%, 12/10/49 (b),(e),(g)	2,400,000	2,354,640
Series 2014-PAT, Class E, 3.36%, 08/13/27 (b),(e),(g)	1,800,000	1,793,880
Series 2014-TWC, Class E, 3.46%, 02/13/32 (b),(e),(g)	2,300,000	2,283,210
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class AJ, 5.37%, 12/15/39	1,208,185	1,179,189
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b)	10,790,947	11,077,986
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (h)	1,897,865	1,953,472
Series 2007-C5, Class AM, 5.87%, 09/15/40 (g),(h)	718,641	737,110
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (g),(h)	686,943	703,773
Series 2015-SAND, Class E, 4.06%, 08/15/30 (b),(e),(g)	2,400,000	2,400,000
Series 2015-SAND, Class F, 4.91%, 08/15/30 (b),(e),(g)	2,100,000	2,100,000
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (b),(g)	3,672,263	3,684,749
Series 2007-C1, Class AMFL, 0.40%, 02/15/40 (b),(g)	32,000	29,398
Series 2007-C2, Class C, 5.79%, 01/15/49 (b),(e),(f),(g)	878,000	852,977
Series 2015-DEAL, Class E, 4.21%, 04/15/29 (b),(e),(g)	2,900,000	2,888,690
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.35%, 06/15/57 (b),(g)	1,282,000	1,072,265
Series 2015-C3, Class D, 3.51%, 08/15/48 (b),(g)	732,000	577,109
Great Wolf Trust,
Series 2015-WOLF, Class D, 3.71%, 05/15/34 (b),(e),(g)	3,758,000	3,711,777
Series 2015-WOLF, Class E, 4.66%, 05/15/34 (b),(e),(g)	1,889,000	1,860,098
Series 2015-WOLF, Class F, 5.21%, 05/15/34 (b),(e),(g)	3,141,000	3,086,033
GS Mortgage Securities Corp. III, Series 2005-GG4, Class D, 4.94%, 07/10/39 (b),(g)	197,000	192,804

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust,
Series 2006-GG6, Class D, 5.63%, 04/10/38 (b),(g)	$1,750,000	$1,733,025
Series 2007-GG10, Class AM, 5.99%, 08/10/45 (g),(h)	5,600,828	5,647,875
Series 2015-GC32, Class C, 4.56%, 07/10/48 (b),(g),(h)	1,205,000	1,183,431
Hilton Mortgage Trust, Series 2014-ORL, Class F, 3.95%, 07/15/29 (e),(g)	899,972	885,392
Hilton USA Trust,
Series 2013-HLF, Class EFL, 3.95%, 11/05/30 (b),(e),(g)	2,020,203	2,019,193
Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b),(e),(g)	3,960,317	4,001,108
Series 2014-ORL, Class E, 3.46%, 07/15/29 (b),(e),(g)	280,000	277,564
Hyatt Hotel Portfolio Trust,
Series 2014-HYMZ, Class M, 6.43%, 11/15/16 (b),(e),(f),(g)	3,990,000	3,990,000
Series 2015-HYT, Class F, 3.70%, 11/15/29 (b),(e),(g)	649,000	630,439
Irvine Core Office Trust, Series 2013-IRV, Class F, 3.28%, 05/15/48 (e),(g)	236,133	196,604
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.50%, 01/12/43 (b),(g)	5,284,000	5,203,155
Series 2006-CB14, Class AJ, 5.72%, 12/12/44 (g)	1,339,991	1,318,216
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (g),(h)	1,161,326	1,175,262
Series 2007-LD11, Class AM, 5.96%, 06/15/49 (g),(h)	5,054,156	5,240,149
Series 2014-BXH, Class E, 3.96%, 04/15/27 (b),(e),(g)	1,630,000	1,626,577
Series 2014-C20, Class D, 4.72%, 07/15/47 (b),(e),(g)	5,325,000	4,623,165
Series 2014-CBM, Class E, 4.06%, 10/15/29 (b),(e),(g)	7,100,000	7,016,930
Series 2014-FL5, Class D, 3.71%, 07/15/31 (b),(e),(g)	5,625,000	5,607,000
Series 2014-INMZ, Class M, 6.43%, 06/15/29 (b),(e),(f),(g)	8,990,000	8,990,000
Series 2015-C30, Class C, 4.46%, 07/15/48 (b),(g),(h)	11,768,000	10,996,019

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-CSMO, Class E, 4.16%, 01/15/32 (b),(e),(g)	$5,000,000	$4,971,500
Series 2015-CSMO, Class D, 3.51%, 01/15/32 (b),(e),(g)	6,300,000	6,242,670
JP Morgan Chase Commercial Mortgage Trust, Series 2014-INN, Class E, 3.81%, 06/15/29 (b),(e),(g)	1,880,000	1,876,804
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.88%, 10/15/48 (b),(e),(g)	5,074,000	3,999,834
Series 2015-C30, Class D, 3.96%, 07/15/48 (b),(g)	2,259,000	1,774,896
JPMCC Commercial Mortgage Securities Trust, Series 2014-FRR1, Class B707, 2.01%, 01/27/47 (b),(e),(f)	5,447,000	4,768,304
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.50%, 04/20/48 (b),(e),(g)	3,073,000	2,443,342
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM, 6.03%, 06/12/50 (g),(h)	4,865,083	5,059,200
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class B, 5.30%, 12/12/49 (b),(g)	3,823,000	3,774,066
Series 2006-4, Class C, 5.32%, 12/12/49 (b),(f),(g)	508,000	405,130
Series 2007-7, Class AM, 5.90%, 06/12/50 (g),(h)	4,857,182	5,039,812
Series 2007-8, Class AMA, 6.07%, 08/12/49 (g),(h)	4,910,938	5,081,348
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (b),(e)	2,748,000	2,175,866
Series 2015-C21, Class D, 4.30%, 03/15/48 (b),(e),(g),(h)	6,557,000	5,507,224
Series 2015-C23, Class D, 4.27%, 07/15/50 (b),(e),(g)	2,195,000	1,836,337
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class AM, 5.87%, 04/15/49 (g),(h)	2,629,679	2,725,399
Series 2007-IQ14, Class AMFX, 5.87%, 04/15/49 (g),(h)	842,537	873,879
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (b),(g)	1,300,000	1,322,490
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class B, 5.56%, 12/15/44 (b),(g)	422,753	421,781

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-C25, Class D, 5.90%, 05/15/43 (b),(g)	$2,564,000	$2,575,282
Series 2006-C29, Class B, 5.43%, 11/15/48 (b),(g)	1,663,000	1,602,134
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(e)	3,470,000	2,758,650
Series 2015-LC20, Class D, 4.51%, 04/15/50 (b),(e),(g),(h)	1,740,000	1,459,860
Series 2015-NXS2, Class C, 4.39%, 07/15/58 (b),(g)	9,532,000	9,019,178

		275,285,690

Interest Only Commercial Mortgage-Backed Securities — 1.0%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.31%, 04/10/48 (b),(g),(h)	14,468,330	1,111,168
Commercial Mortgage Trust,
Series 2014-CR18, Class XA, 1.45%, 07/15/47 (b),(g),(h)	10,473,613	739,437
Series 2014-LC17, Class XA, 1.17%, 10/10/47 (b),(g)	1,989,056	108,801
Series 2014-UBS4, Class XA, 1.44%, 08/10/47 (b),(g),(h)	21,108,408	1,566,244
Series 2014-UBS5, Class XA, 1.26%, 09/10/47 (b),(g)	4,107,040	252,583
Series 2015-CR23, Class XA, 1.16%, 05/10/48 (b)	12,506,747	807,936
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA, 1.12%, 04/15/50 (b),(g)	5,530,349	357,813
Series 2015-C2, Class XA, 1.05%, 06/15/57 (b),(g)	41,630,180	2,506,137
Series 2015-C3, Class XA, 1.04%, 08/15/48 (b),(g)	35,040,220	2,014,813
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 1.02%, 09/10/47 (b),(g)	14,218,311	777,742
Series 2015-GC32, Class XA, 1.06%, 07/10/48 (b),(g),(h)	24,487,752	1,486,406
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 1.13%, 09/15/47 (b),(g)	2,807,671	176,041
Series 2015-C30, Class XA, 0.87%, 07/15/48 (b),(g)	53,640,622	2,387,008

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.43%, 08/15/47 (b),(g)	$3,634,731		$258,066
Series 2014-C19, Class XA, 1.31%, 12/15/47 (b),(g)	12,891,908		871,493
Series 2015-C22, Class XA, 1.33%, 04/15/48 (b),(g),(h)	40,357,211		3,095,398
Series 2015-C23, Class XA, 0.91%, 07/15/50 (b),(g),(h)	57,835,996		2,758,777
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class XA, 0.92%, 05/15/48 (b),(g),(h)	26,442,415		1,409,381
Series 2015-C29, Class XA, 0.92%, 06/15/48 (b),(g),(h)	124,624,423		6,580,169
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 1.11%, 09/15/57 (b),(g)	1,871,172		112,457

			29,377,870

Total United States			497,452,134

TOTAL MORTGAGE-BACKED SECURITIES (COST $546,700,352)			540,024,344

SOVEREIGN DEBT — 2.8%
Argentina Boden Bonds, 7.00%, 10/03/15 (d)	9,116,000		9,380,364
Argentine Republic Government International Bond,
06/02/17 (a),(i)	4,035,817		4,055,996
12/31/33 (a),(i)	7,623,614	EUR	7,675,280
12/31/33 (a),(i)	$8,029,472		8,169,987
Ecuador Government International Bond REG S, 10.50%, 03/24/20	2,385,000		1,788,750
Hellenic Republic Government Bond REG S,
3.00%, 02/24/23-02/24/42 (d),(g),(k)	13,529,000		9,422,957
3.38%, 07/17/17 (e)	2,057,000	EUR	2,039,497
4.75%, 04/17/19 (e)	4,183,000	EUR	4,068,597
Kazakhstan Government International Bond,
MTN, 5.13%, 07/21/25	$5,111,000		4,920,360
MTN, 6.50%, 07/21/45	536,000		503,384
Pakistan Government International Bond REG S, 6.75%, 12/03/19	2,207,000		2,253,747
Perusahaan Penerbit SBSN Indonesia III REG S, 4.33%, 05/28/25	1,249,000		1,150,704
Portugal Obrigacoes do Tesouro OT REG S, 4.10%, 02/15/45 (e)	2,794,000	EUR	3,518,847

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Republic of Cyprus REG S, 3.88%, 05/06/22	7,534,000	EUR	$8,508,398
Republic of Iraq REG S, 5.80%, 01/15/28	$6,605,000		4,547,252
Republic of Venezuela REG S, 5.75%, 02/26/16	2,435,000		2,051,488
Russian Federation REG S, 5.63%, 04/04/42	10,800,000		10,100,160

TOTAL SOVEREIGN DEBT (COST $82,614,031)			84,155,768

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.4%
United States — 0.4%
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp., Series 4123, Class IP, 4.50%, 07/15/42 (b)	15,819,895		3,486,705
Federal National Mortgage Association,
Series 2012-12, Class PI, 4.50%, 08/25/40 (b)	5,745,078		957,704
Series 2012-144, Class SD, 5.91%, 01/25/43 (b),(g)	4,455,561		1,123,247

			5,567,656

Inverse Interest Only Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp., Series 4132, Class ES, 5.94%, 11/15/42 (b),(g)	8,512,142		1,907,571
Federal National Mortgage Association,
Series 2012-111, Class ES, 5.96%, 12/25/41 (b),(g)	9,107,718		1,798,774
Series 2012-55, Class ID, 4.50%, 05/25/42 (b)	6,587,590		1,439,389
Government National Mortgage Association,
Series 2009-101, Class SB, 6.23%, 08/20/39 (b),(g)	936,610		164,469
Series 2011-56, Class SI, 6.43%, 04/20/41 (b),(g)	825,352		160,283

			5,470,486

Total United States			11,038,142

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $11,018,440)			11,038,142

Security Description	Shares		Value

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 2000 ETF	3,227		352,388
Powershares QQQ Trust Series 1 (d)	36,562		3,720,549
SPDR S&P 500 ETF Trust (b)	60,131		11,522,904

TOTAL EXCHANGE-TRADED FUND (COST $15,593,237)			15,595,841

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Contracts	Value

PURCHASED OPTIONS — 0.8%
Exchange-Traded Call Options — 0.0%
Apple, Inc. Strike Price 120.00 USD Expires 10/16/15	1,334	$21,344
Atos Strike Price 72.00 EUR Expires 12/18/15	154	33,986
Comcast Corp. Strike Price 60.00 USD Expires 11/20/15	1,851	183,249
Comerica, Inc. Strike Price 50.00 USD Expires 01/15/16	585	49,725
iShares Russell 2000 ETF Strike Price 110.50 USD Expires 10/02/15	877	34,203
iShares US Real Estate Strike Price 74.00 USD Expires 10/02/15	1,737	6,948
Liberty Global PLC Strike Price 62.50 USD Expires 01/15/16	460	18,400
Liberty Global PLC Strike Price 60.00 USD Expires 01/15/16	790	15,800
Liberty Global PLC Strike Price 52.50 USD Expires 01/15/16	116	8,990
Liberty Global PLC Strike Price 55.00 USD Expires 01/15/16	294	11,025
Liberty Global PLC Strike Price 57.50 USD Expires 01/15/16	322	9,660
Nokia Oyj Strike Price 7.00 EUR Expires 10/16/15	1,217	4,080
Nokia Oyj Strike Price 6.80 EUR Expires 10/16/15	1,217	4,759
Nokia Oyj Strike Price 6.60 EUR Expires 10/16/15	1,345	9,017
Nokia Oyj Strike Price 6.20 EUR Expires 12/18/15	1,528	78,540
Nokia Oyj Strike Price 6.20 EUR Expires 11/20/15	1,528	64,027
Nokia Oyj Strike Price 6.40 EUR Expires 11/20/15	1,522	50,170
Nokia Oyj Strike Price 6.40 EUR Expires 10/16/15	1,522	15,306
S&P 500 Index Strike Price 2,000.00 USD Expires 10/16/15	40	14,800
S&P 500 Index Strike Price 1,930.00 USD Expires 10/02/15	116	100,920
S&P 500 Index Strike Price 1,930.00 USD Expires 10/30/15	57	210,330
SAP SE Strike Price 62.00 EUR Expires 10/16/15	136	1,747
SAP SE Strike Price 60.00 EUR Expires 11/20/15	154	27,361
SAP SE Strike Price 62.00 EUR Expires 11/20/15	154	14,541
SAP SE Strike Price 64.00 EUR Expires 10/16/15	136	760
Smith & Nephew PLC Strike Price 12.00 GBP Expires 12/18/15	116	76,333
Vodafone Group PLC Strike Price 2.50 GBP Expires 10/16/15	2,242	8,479
Vodafone Group PLC Strike Price 2.40 GBP Expires 11/20/15	897	37,316

		1,111,816

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Contracts	Value
Exchange-Traded Put Options — 0.7%
ABB Ltd. Strike Price 17.50 CHF Expires 10/16/15	526	$28,605
Allergan PLC Strike Price 240.00 USD Expires 10/16/15	85	18,700
Dax Index Strike Price 10,200.00 EUR Expires 10/16/15	52	159,788
Euro Stoxx 50 Index Strike Price 3,600.00 EUR Expires 10/16/15	62	347,502
Euro Stoxx 50 Index Strike Price 3,100.00 EUR Expires 10/16/15	147	129,435
Euro Stoxx 50 Index Strike Price 2,925.00 EUR Expires 11/20/15	75	55,898
Euro Stoxx 50 Index Strike Price 3,050.00 EUR Expires 11/20/15	75	92,604
Euro Stoxx 50 Index Strike Price 3,175.00 EUR Expires 11/20/15	46	85,376
Financial Select Sector SPDR Strike Price 21.50 USD Expires 10/30/15	5,362	150,136
Financial Select Sector SPDR Strike Price 22.00 USD Expires 10/30/15	4,022	160,880
FTSE 100 Index Strike Price 5,900.00 GBP Expires 10/16/15	63	66,236
FTSE 100 Index Strike Price 6,200.00 GBP Expires 11/20/15	51	231,451
Heineken NV Strike Price 72.00 EUR Expires 12/18/15	153	59,922
iShares Russell 2000 ETF Strike Price 112.00 USD Expires 01/15/16	808	577,720
iShares Russell 2000 ETF Strike Price 110.00 USD Expires 10/16/15	470	118,910
iShares Russell 2000 ETF Strike Price 105.00 USD Expires 10/16/15	943	82,984
Powershares QQQ Trust Series 1 Strike Price 106.50 USD Expires 10/02/15	954	465,552
S&P 500 Index Strike Price 1,900.00 USD Expires 10/16/15	488	1,505,480
S&P 500 Index Strike Price 2,025.00 USD Expires 10/02/15	948	10,271,740
S&P 500 Index Strike Price 1,800.00 USD Expires 10/16/15	491	355,975
S&P 500 Index Strike Price 1,820.00 USD Expires 10/16/15	64	71,040
S&P 500 Index Strike Price 1,840.00 USD Expires 10/16/15	172	221,880
S&P 500 Index Strike Price 1,850.00 USD Expires 10/16/15	130	223,600

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Contracts	Value
S&P 500 Index Strike Price 1,910.00 USD Expires 10/30/15	659	$3,044,580
Shire PLC Strike Price 230.00 USD Expires 10/16/15	110	278,300
SPDR S&P 500 ETF Trust Strike Price 180.00 USD Expires 11/20/15	1,572	433,872
SPDR S&P 500 ETF Trust Strike Price 180.00 USD Expires 10/02/15	2,883	5,766
SPDR S&P 500 ETF Trust Strike Price 188.00 USD Expires 10/09/15	943	170,683
SPDR S&P 500 ETF Trust Strike Price 192.00 USD Expires 10/16/15	468	189,540

		19,604,155

OTC Call Options — 0.0%
Mallinckrodt PLC Strike Price 80.00 USD Expires 01/15/16 Counterparty Morgan Stanley & Co. International plc	75,600	112,776

OTC Put Options — 0.1%
Financial Select Sector SPDR Fund Strike Price 23 USD Expires 01/13/16 Counterparty Morgan Stanley & Co. International plc	616,800	618,735
iShares NASDAQ Biotechnology ETF (U.S.) Strike Price 285 USD Expires 10/16/15 Counterparty Morgan Stanley & Co. International plc	47,600	248,625
iShares PHLX Semiconductor ETF (U.S ) Strike Price 87 USD Expires 01/20/17 Counterparty Morgan Stanley & Co. International plc	22,600	297,300
iShares PHLX Semiconductor ETF (U.S ) Strike Price 87 USD Expires 01/20/17 Counterparty Credit Suisse International	19,500	256,519
KOSPI 200 Index 171 KRW Expires 01/12/17 Counterparty JPMorgan Chase Bank, N.A.	19,093,472	51,412
SX5E Index 2,429 EUR Expires 01/20/17 Counterparty Credit Suisse International	286	40,990
SX5E Index 2,399 EUR Expires 01/20/17 Counterparty JPMorgan Chase Bank, N.A.	293	39,896

		1,553,477

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $18,121,320)		22,382,224

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — MONEY MARKET FUND — 11.0%
State Street Institutional Liquid Reserves Fund, 0.13%, 12/31/49 (b),(l)	325,027,869	$325,027,869

TOTAL SHORT TERM INVESTMENT — MONEY MARKET FUND (COST $325,027,869)		325,027,869

TOTAL INVESTMENTS IN SECURITIES — 84.5% (COST $2,623,466,810) (m)		2,493,537,230

TOTAL SECURITIES SOLD SHORT — (22.8)% (PROCEEDS $762,318,141)		(672,221,250)

Other Assets (n) — 38.3%		1,128,205,557

Net Assets — 100.0%		$2,949,521,537

*	As of September 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$2,623,466,810

Gross unrealized appreciation	$22,543,085
Gross unrealized depreciation	(152,472,665)

Net unrealized depreciation	$(129,929,580)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

September 30, 2015 (Unaudited) (Continued)

Security Description	Shares	Value
SECURITIES SOLD SHORT — (22.8)%
COMMON STOCK — (18.5)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	8,500	$(23,120)

Total Argentina		(23,120)

Bahamas — (0.0)%
Recreation Facilities & Services — (0.0)%
Steiner Leisure Ltd.	400	(25,272)

Total Bahamas		(25,272)

Belgium — (0.0)%
Software — (0.0)%
Materialise NV ADR	1,800	(13,842)

Transportation & Logistics — (0.0)%
Euronav SA	100	(1,390)

Total Belgium		(15,232)

Bermuda — (0.1)%
Insurance — (0.0)%
RenaissanceRe Holdings Ltd.	9,200	(978,144)

Transportation & Logistics — (0.1)%
Golar LNG Ltd.	47,500	(1,324,300)
Teekay Corp.	4,400	(130,416)
Teekay Tankers Ltd. Class A	7,100	(48,990)

		(1,503,706)

Total Bermuda		(2,481,850)

Brazil — (0.1)%
Banking — (0.0)%
Banco Bradesco SA ADR	42,500	(227,800)
Banco Santander Brasil SA ADR	2,200	(6,930)
Itau Unibanco Holding SA ADR	2,700	(17,874)

		(252,604)

Chemicals — (0.0)%
Braskem SA ADR	4,900	(41,307)

Consumer Products — (0.0)%
AMBEV SA ADR	600	(2,940)
BRF SA ADR	25,200	(448,308)

		(451,248)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	3,100	$(42,036)

Home & Office Products — (0.0)%
Gafisa SA ADR	1,200	(1,160)

Iron & Steel — (0.1)%
Cia Siderurgica Nacional SA ADR	95,100	(91,134)
Gerdau SA ADR	7,800	(10,686)
Vale SA ADR	432,500	(1,816,500)

		(1,918,320)

Oil, Gas & Coal — (0.0)%
Cosan Ltd. A Shares	2,000	(5,780)
Petroleo Brasileiro SA ADR	147,600	(642,060)

		(647,840)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	74,200	(72,293)

Telecommunications — (0.0)%
Oi SA ADR	145,140	(98,115)
Tim Participacoes SA ADR	2,700	(25,515)

		(123,630)

Utilities — (0.0)%
Centrais Eletricas Brasileiras SA ADR	1,300	(1,677)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,100	(12,028)
Cia Paranaense de Energia ADR	3,000	(24,630)
CPFL Energia SA ADR	600	(4,500)

		(42,835)

Total Brazil		(3,593,273)

Canada — (0.9)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	23,100	(696,696)

Automotive — (0.0)%
Westport Innovations, Inc.	12,200	(30,378)

Banking — (0.2)%
Bank of Montreal	200	(10,910)
Bank of Nova Scotia	14,700	(647,976)
Canadian Imperial Bank of Commerce	12,100	(870,716)
Royal Bank of Canada	34,000	(1,878,500)
Toronto-Dominion Bank	62,100	(2,447,982)

		(5,856,084)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — (0.0)%
Arbutus Biopharma Corp.	33,800	$(205,842)

Chemicals — (0.0)%
Agrium, Inc.	2,000	(179,000)
BioAmber, Inc.	500	(2,675)
Methanex Corp.	4,200	(139,272)

		(320,947)

Design Manufacturing & Distribution — (0.0)%
Celestica, Inc.	400	(5,156)

Engineering & Construction Services — (0.0)%
Stantec, Inc.	100	(2,190)

Gaming, Lodging & Restaurants — (0.0)%
Restaurant Brands International, Inc.	1,079	(38,758)

Hardware — (0.1)%
Blackberry Ltd. (b)	271,700	(1,665,521)
Sierra Wireless, Inc.	4,200	(88,872)

		(1,754,393)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	19,700	(509,836)

Insurance — (0.0)%
Manulife Financial Corp.	11,500	(178,020)
Sun Life Financial, Inc.	10,300	(332,278)

		(510,298)

Media — (0.0)%
Shaw Communications, Inc. B Shares	200	(3,880)

Medical Equipment/Devices — (0.0)%
Alpha Pro Tech Ltd.	200	(398)
Novadaq Technologies, Inc.	2,200	(22,946)

		(23,344)

Metals & Mining — (0.3)%
Agnico Eagle Mines Ltd.	49,200	(1,245,744)
B2GOLD Corp.	2,700	(2,835)
Barrick Gold Corp.	134,300	(854,148)
Cameco Corp.	2,100	(25,557)
Eldorado Gold Corp.	5,400	(17,388)
Endeavour Silver Corp.	9,700	(15,035)
First Majestic Silver Corp.	22,400	(71,680)
Franco-Nevada Corp.	7,500	(330,150)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Goldcorp, Inc.	249,600	$(3,124,992)
IAMGOLD Corp.	10,300	(16,789)
New Gold, Inc.	7,300	(16,571)
NOVAGOLD Resources, Inc.	29,400	(106,134)
Pan American Silver Corp.	92,600	(588,010)
Pretium Resources, Inc.	1,700	(10,285)
Primero Mining Corp.	8,900	(20,737)
Rubicon Minerals Corp.	1,100	(825)
Sandstorm Gold Ltd.	500	(1,335)
Seabridge Gold, Inc.	22,800	(132,240)
Silver Wheaton Corp.	3,600	(43,236)
Teck Resources Ltd.	1,300	(6,240)
Turquoise Hill Resources Ltd.	19,400	(49,470)
Yamana Gold, Inc.	59,700	(101,490)

		(6,780,891)

Oil, Gas & Coal — (0.1)%
Baytex Energy Corp.	41,400	(132,480)
Bellatrix Exploration Ltd.	3,100	(4,712)
Cenovus Energy, Inc.	35,800	(542,728)
Crescent Point Energy Corp.	8,900	(101,727)
Encana Corp.	105,000	(676,200)
Enerplus Corp.	57,500	(279,450)
Imperial Oil Ltd.	4,300	(135,923)
Pembina Pipeline Corp.	15,000	(360,150)
Pengrowth Energy Corp.	44,500	(38,270)
Penn West Petroleum Ltd.	19,700	(8,869)
Precision Drilling Corp.	50,600	(188,232)
Suncor Energy, Inc.	3,600	(96,192)
TransCanada Corp.	14,900	(470,542)
Vermilion Energy, Inc.	2,600	(83,590)

		(3,119,065)

Real Estate — (0.0)%
Brookfield Asset Management, Inc. Class A	17,750	(558,060)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	24,000	(28,800)
Hydrogenics Corp.	200	(1,612)

		(30,412)

Software — (0.0)%
Open Text Corp.	10,200	(456,450)
Sphere 3D Corp.	100	(211)

		(456,661)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Technology Services — (0.0)%
CGI Group, Inc. Class A	8,200	$(296,922)

Telecommunications — (0.1)%
BCE, Inc.	800	(32,768)
Rogers Communications, Inc. B Shares	30,800	(1,061,984)
TELUS Corp.	7,400	(233,396)

		(1,328,148)

Transportation & Logistics — (0.1)%
Canadian National Railway Co.	65,600	(3,723,456)

Utilities — (0.0)%
Just Energy Group, Inc.	1,200	(7,392)
TransAlta Corp.	2,000	(9,300)

		(16,692)

Waste & Environmental Service Equipment & Facility — (0.0)%
Denison Mines Corp.	300	(117)
Progressive Waste Solutions Ltd.	2,700	(71,334)

		(71,451)

Total Canada		(26,339,560)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	4,700	(51,653)

Total Cayman Islands		(51,653)

Chile — (0.0)%
Banking — (0.0)%
Banco Santander Chile ADR	1,800	(32,796)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	58,200	(284,016)

Retail—Consumer Staples — (0.0)%
Cencosud SA ADR	300	(1,752)

Total Chile		(318,564)

China — (0.7)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	20,600	(108,150)

Consumer Services — (0.0)%
Tarena International, Inc. ADR	600	(5,688)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	22,200	$(360,084)

Health Care Facilities/Services — (0.0)%
iKang Healthcare Group, Inc. ADR	2,700	(39,960)

Media — (0.3)%
58.com, Inc. ADR	6,500	(305,825)
Autohome, Inc. ADR	300	(9,759)
Baidu, Inc. ADR	3,400	(467,194)
Ctrip.com International Ltd. ADR (b)	1,470	(92,875)
Leju Holdings Ltd. ADR	2,300	(12,857)
Qihoo 360 Technology Co. Ltd. ADR	74,200	(3,548,986)
Qunar Cayman Islands Ltd. ADR	15,800	(475,106)
Renren, Inc. ADR	700	(2,170)
SINA Corp.	300	(12,036)
SouFun Holdings Ltd. ADR	244,900	(1,616,340)
Weibo Corp. ADR	11,500	(134,435)
Youku Tudou, Inc. ADR	86,700	(1,528,521)

		(8,206,104)

Medical Equipment/Devices — (0.0)%
Mindray Medical International Ltd. ADR	600	(13,122)

Oil, Gas & Coal — (0.0)%
China Petroleum & Chemical Corp. ADR	300	(18,462)
PetroChina Co. Ltd. ADR	1,400	(97,580)
Yanzhou Coal Mining Co. Ltd. ADR	600	(2,652)

		(118,694)

Real Estate — (0.0)%
E-House China Holdings Ltd. ADR	9,800	(58,212)

Renewable Energy — (0.0)%
JA Solar Holdings Co. Ltd. ADR	6,200	(48,360)
JinkoSolar Holding Co. Ltd. ADR	27,900	(612,126)
ReneSola Ltd. ADR	12,900	(12,539)
Trina Solar Ltd. ADR	300	(2,691)
Yingli Green Energy Holding Co. Ltd. ADR	66,800	(27,274)

		(702,990)

Retail Discretionary — (0.3)%
Alibaba Group Holding Ltd. ADR	100,300	(5,914,691)
E-Commerce China Dangdang, Inc. A Shares ADR	20,600	(122,982)
JD.com, Inc. ADR	107,700	(2,806,662)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Jumei International Holding Ltd. ADR	1,700	$(16,779)
LightInTheBox Holding Co. Ltd. ADR	1,000	(2,780)

		(8,863,894)

Software — (0.0)%
iDreamsky Technology Ltd. ADR	2,400	(24,240)
Momo, Inc. ADR	3,200	(40,000)
NQ Mobile, Inc. ADR	56,800	(188,008)

		(252,248)

Telecommunications — (0.1)%
21Vianet Group, Inc. ADR	37,300	(681,844)
China Mobile Ltd. ADR	400	(23,800)

		(705,644)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	300	(12,690)

Total China		(19,447,480)

Colombia — (0.0)%
Asset Management — (0.0)%
Grupo Aval Acciones y Valores SA ADR	5,000	(38,300)

Banking — (0.0)%
Bancolombia SA ADR	25,800	(830,760)

Oil, Gas & Coal — (0.0)%
Ecopetrol SA ADR	1,300	(11,180)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	12,800	(60,672)

Total Colombia		(940,912)

Denmark — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Novo Nordisk A/S ADR	400	(21,696)
Novo Nordisk A/S B Shares (b)	51,210	(2,763,525)

Total Denmark		(2,785,221)

Finland — (0.0)%
Hardware — (0.0)%
Nokia Oyj ADR	7,400	(50,172)

Total Finland		(50,172)

Germany — (0.1)%
Banking — (0.1)%
Deutsche Bank AG	103,900	(2,801,144)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Hardware — (0.0)%
voxeljet AG ADR	7,300	$(32,996)

Semiconductors — (0.0)%
Aixtron SE ADR	100	(606)

Total Germany		(2,834,746)

Greece — (0.0)%
Banking — (0.0)%
National Bank of Greece SA ADR	100	(46)

Oil, Gas & Coal — (0.0)%
DryShips, Inc.	14,600	(2,464)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	200	(248)
Star Bulk Carriers Corp.	10,300	(21,115)

		(21,363)

Total Greece		(23,873)

Hong Kong — ((0.1))%
Gaming, Lodging & Restaurants — (0.1)%
Melco Crown Entertainment Ltd. ADR	170,400	(2,344,704)

Total Hong Kong		(2,344,704)

India — (0.1)%
Banking — (0.1)%
HDFC Bank Ltd. ADR	17,900	(1,093,511)

Biotechnology & Pharmaceuticals — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	1,200	(76,692)

Media — (0.0)%
MakeMyTrip Ltd.	4,000	(55,000)

Technology Services — (0.0)%
Infosys Ltd. ADR	8,500	(162,265)
Wipro Ltd. ADR	4,600	(56,534)

		(218,799)

Total India		(1,444,002)

Ireland — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Amarin Corp. PLC ADR	18,800	(36,284)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	100	$(1,208)

Total Ireland		(37,492)

Israel — (0.0)%
Aerospace & Defense — (0.0)%
RADA Electronic Industries Ltd.	4,100	(3,013)

Biotechnology & Pharmaceuticals — (0.0)%
Alcobra Ltd.	3,700	(22,348)
Foamix Pharmaceuticals Ltd.	500	(3,665)
Oramed Pharmaceuticals, Inc.	900	(4,923)

		(30,936)

Chemicals — (0.0)%
Israel Chemicals Ltd.	1,200	(6,144)

Consumer Products — (0.0)%
SodaStream International Ltd. (b)	19,530	(268,733)

Hardware — (0.0)%
SuperCom Ltd.	200	(1,600)

Home & Office Products — (0.0)%
Caesarstone Sdot-Yam Ltd.	600	(18,240)

Medical Equipment/Devices — (0.0)%
ReWalk Robotics Ltd.	400	(3,048)

Semiconductors — (0.0)%
Tower Semiconductor Ltd.	3,600	(46,332)

Software — (0.0)%
CyberArk Software Ltd. (b)	1,685	(84,486)

Total Israel		(462,532)

Japan — (0.0)%
Automotive — (0.0)%
Honda Motor Co. Ltd. ADR	300	(8,970)

Hardware — (0.0)%
Canon, Inc. ADR	3,500	(101,395)
Sony Corp. ADR	15,600	(382,200)

		(483,595)

Institutional Financial Service — (0.0)%
Nomura Holdings, Inc. ADR	200	(1,164)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.0)%
NTT Docomo, Inc. ADR	5,900	$(99,592)

Total Japan		(593,321)

Jersey — (0.0)%
Metals & Mining — (0.0)%
Randgold Resources Ltd. ADR	1,800	(106,362)

Total Jersey		(106,362)

Monaco — (0.1)%
Transportation & Logistics — (0.1)%
GasLog Ltd.	62,700	(603,174)
Navios Maritime Holdings, Inc.	15,400	(38,346)
Scorpio Tankers, Inc.	85,500	(784,035)

		(1,425,555)

Total Monaco		(1,425,555)

Netherlands — (0.3)%
Banking — (0.0)%
ING Groep NV ADR	12,200	(172,386)

Commercial Services — (0.0)%
Cimpress NV	900	(68,499)

Metals & Mining — (0.0)%
Constellium NV Class A	7,500	(45,450)

Retail Discretionary — (0.0)%
Cnova NV	3,700	(11,174)

Specialty Finance — (0.3)%
AerCap Holdings NV	195,700	(7,483,568)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	77,400	(318,501)

Total Netherlands		(8,099,578)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	8,900	(6,853)

Transportation & Logistics — (0.0)%
Frontline Ltd.	60,500	(162,745)
Golden Ocean Group Ltd.	12,800	(31,488)
Nordic American Offshore Ltd.	2,000	(12,000)

		(206,233)

Total Norway		(213,086)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Panama — (0.0)%
Banking — (0.0)%
Banco Latinoamericano de Comercio Exterior SA E Shares	1,500	$(34,725)

Passenger Transportation — (0.0)%
Copa Holdings SA Class A	9,500	(398,335)

		(433,060)

Peru — (0.0)%
Metals & Mining — (0.0)%
Southern Copper Corp.	24,100	(643,952)

Total Peru		(643,952)

Philippines — (0.0)%
Telecommunications — (0.0)%
Philippine Long Distance Telephone Co. ADR	500	(23,080)

Total Philippines		(23,080)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR	1,300	(38,207)

Iron & Steel — (0.0)%
POSCO ADR	900	(31,518)

Semiconductors — (0.0)%
Magnachip Semiconductor Corp.	500	(3,295)

Telecommunications — (0.0)%
KT Corp. ADR	11,200	(146,384)

Utilities — (0.0)%
Korea Electric Power Corp. ADR	9,900	(202,851)

Total Republic of Korea		(422,255)

Singapore — (0.0)%
Oil, Gas & Coal — (0.0)%
InterOil Corp.	400	(13,484)

Total Singapore		(13,484)

South Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd. ADR	9,600	(78,624)

Total South Africa		(78,624)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Spain — (0.0)%
Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	1,800	$(15,066)
Banco Santander SA ADR	17,068	(90,119)

		(105,185)

Utilities — (0.0)%
Abengoa Yield PLC	29,000	(479,950)

Total Spain		(585,135)

Sweden — (0.0)%
Hardware — (0.0)%
Telefonaktiebolaget LM Ericsson ADR	400	(3,912)

Total Sweden		(3,912)

Switzerland — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Novartis AG (b)	16,540	(1,520,222)

Chemicals — (0.0)%
Syngenta AG ADR	700	(44,646)

Hardware — (0.0)%
Logitech International SA	100	(1,311)

Institutional Financial Service — (0.0)%
Credit Suisse Group AG ADR	59,583	(1,431,780)

Retail—Consumer Staples — (0.0)%
Galenica AG (b)	820	(1,044,807)

Semiconductors — (0.0)%
STMicroelectronics NV	100	(682)

Total Switzerland		(4,043,448)

Taiwan — (0.0)%
Semiconductors — (0.0)%
Himax Technologies, Inc. ADR	6,200	(49,414)

Total Taiwan		(49,414)

Turkey — (0.0)%
Telecommunications — (0.0)%
Turkcell Iletisim Hizmetleri AS ADR	200	(1,736)

Total Turkey		(1,736)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
United Kingdom — (0.1)%
Automotive — (0.0)%
Fiat Chrysler Automobiles NV	1,600	$(21,136)

Banking — (0.0)%
Barclays PLC ADR	48,904	(722,801)
HSBC Holdings PLC ADR	1,200	(45,456)
Royal Bank of Scotland Group PLC ADR	10,000	(95,400)

		(863,657)

Biotechnology & Pharmaceuticals — (0.0)%
AstraZeneca PLC ADR (b)	12,165	(387,090)

Machinery — (0.1)%
CNH Industrial NV	1,800	(11,736)
Pentair PLC	23,000	(1,173,920)

		(1,185,656)

Oil, Gas & Coal — (0.0)%
Seadrill Ltd.	10,900	(64,310)

Semiconductors — (0.0)%
ARM Holdings PLC ADR	11,400	(493,050)

Technology Services — (0.0)%
RELX NV ADR	200	(3,292)

Transportation & Logistics — (0.0)%
Navigator Holdings Ltd.	1,100	(14,685)

Utilities — (0.0)%
National Grid PLC ADR	601	(41,848)

Total United Kingdom		(3,074,724)

United States — (15.7)%
Aerospace & Defense — (0.1)%
AAR Corp.	1,300	(24,661)
Aerovironment, Inc.	2,300	(46,092)
Astronics Corp.	100	(4,043)
Hexcel Corp.	600	(26,916)
Sturm Ruger & Co., Inc.	3,100	(181,939)
Taser International, Inc.	101,200	(2,228,930)
Triumph Group, Inc.	600	(25,248)

		(2,537,829)

Apparel & Textile Products — (0.1)%
Columbia Sportswear Co.	200	(11,758)
Crocs, Inc.	6,000	(77,550)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Deckers Outdoor Corp. (b)	1,095	$(63,576)
Hanesbrands, Inc.	1,600	(46,304)
Iconix Brand Group, Inc.	28,900	(390,728)
Lakeland Industries, Inc.	600	(8,334)
PVH Corp.	1,300	(132,522)
Ralph Lauren Corp. (b)	1,430	(168,969)
Steven Madden Ltd.	1,600	(58,592)
Tumi Holdings, Inc. (b)	22,030	(388,168)
Under Armour, Inc. Class A	5,800	(561,324)

		(1,907,825)

Asset Management — (0.1)%
Acacia Research Corp.	11,900	(108,052)
Artisan Partners Asset Management, Inc. Class A	13,900	(489,697)
Eaton Vance Corp.	600	(20,052)
Fifth Street Senior Floating Rate Corp.	1,300	(11,349)
Financial Engines, Inc.	1,000	(29,470)
Franklin Resources, Inc. (b)	8,865	(330,310)
Full Circle Capital Corp.	4,400	(13,508)
Janus Capital Group, Inc.	36,600	(497,760)
Ladenburg Thalmann Financial Services, Inc.	100	(211)
Leucadia National Corp.	95,700	(1,938,882)
Medley Capital Corp.	21,700	(161,448)
NorthStar Asset Management Group, Inc.	13,500	(193,860)
Waddell & Reed Financial, Inc. Class A (b)	8,280	(287,896)
WisdomTree Investments, Inc.	7,900	(127,427)

		(4,209,922)

Automotive — (0.4)%
American Axle & Manufacturing Holdings, Inc.	3,800	(75,772)
Cooper Tire & Rubber Co.	300	(11,853)
Dana Holding Corp.	43,300	(687,604)
Dorman Products, Inc.	1,300	(66,157)
Federal-Mogul Holdings Corp.	1,109	(7,575)
General Motors Co. (b)	12,720	(381,854)
Gentherm, Inc.	3,200	(143,744)
Harley-Davidson, Inc. (b)	21,260	(1,167,174)
Harman International Industries, Inc. (b)	3,995	(383,480)
Mobileye NV	1,600	(72,768)
Quantum Fuel Systems Technologies Worldwide, Inc.	6,100	(6,710)
Remy International, Inc.	5	(146)
Tesla Motors, Inc.	36,400	(9,041,760)

		(12,046,597)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Banking — (0.4)%
Ameris Bancorp	400	$(11,500)
Associated Banc-Corp	600	(10,782)
Astoria Financial Corp.	100	(1,610)
Banc of California, Inc.	11,100	(136,197)
Bank of America Corp.	499,400	(7,780,652)
BankUnited, Inc.	400	(14,300)
BBCN Bancorp, Inc.	100	(1,502)
BofI Holding, Inc.	100	(12,883)
BOK Financial Corp.	1,000	(64,710)
Citigroup, Inc.	75,700	(3,755,477)
Commerce Bancshares, Inc.	200	(9,112)
ConnectOne Bancorp, Inc.	23	(444)
Customers Bancorp, Inc.	1,200	(30,840)
EverBank Financial Corp.	13,600	(262,480)
First Niagara Financial Group, Inc.	2,400	(24,504)
IBERIABANK Corp.	200	(11,642)
Kearny Financial Corp.	1,500	(17,205)
MB Financial, Inc.	136	(4,439)
National Bank Holdings Corp. Class A	300	(6,159)
Old National Bancorp	1,400	(19,502)
Sterling Bancorp	108	(1,606)
TFS Financial Corp.	14,852	(256,197)
Towne Bank	40	(754)
Valley National Bancorp	400	(3,936)
Washington Federal, Inc.	1,300	(29,575)
Wintrust Financial Corp.	100	(5,343)

		(12,473,351)

Biotechnology & Pharmaceuticals — (1.6)%
ACADIA Pharmaceuticals, Inc.	13,900	(459,673)
AcelRx Pharmaceuticals, Inc.	3,700	(11,285)
Achillion Pharmaceuticals, Inc.	84,900	(586,659)
Actinium Pharmaceuticals, Inc.	29,856	(52,845)
Aduro Biotech, Inc.	300	(5,811)
Advaxis, Inc.	2,900	(29,667)
Aegerion Pharmaceuticals, Inc.	36,100	(490,960)
Aerie Pharmaceuticals, Inc.	15,500	(274,970)
Agenus, Inc.	6,900	(31,740)
Akebia Therapeutics, Inc.	12,500	(120,750)
Alexion Pharmaceuticals, Inc.	6,419	(1,003,867)
Alkermes PLC (b)	24,260	(1,423,334)
Allergan PLC	33,970	(9,233,386)
Alnylam Pharmaceuticals, Inc. (b)	14,700	(1,181,292)
AMAG Pharmaceuticals, Inc.	2,804	(111,403)
Amgen, Inc. (b)	15,840	(2,190,989)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Amicus Therapeutics, Inc.	15,900	$(222,441)
Ampio Pharmaceuticals, Inc.	18,100	(52,309)
ANI Pharmaceuticals, Inc.	300	(11,853)
Antares Pharma, Inc.	7,300	(12,410)
Anthera Pharmaceuticals, Inc.	9,500	(57,855)
Aratana Therapeutics, Inc.	7,300	(61,758)
Arena Pharmaceuticals, Inc.	27,200	(51,952)
ARIAD Pharmaceuticals, Inc.	200	(1,168)
Arrowhead Research Corp.	63,500	(365,760)
AVEO Pharmaceuticals, Inc.	6,200	(7,502)
Axovant Sciences Ltd.	400	(5,168)
Bellicum Pharmaceuticals, Inc.	300	(4,359)
BIND Therapeutics, Inc.	1,500	(6,690)
Biocept, Inc.	200	(460)
BioCryst Pharmaceuticals, Inc.	7,600	(86,640)
BioDelivery Sciences International, Inc.	63,000	(350,280)
BioTime, Inc.	200	(600)
Bluebird Bio, Inc.	2,900	(248,095)
Brainstorm Cell Therapeutics, Inc.	3,200	(7,328)
Caladrius Biosciences, Inc.	11,700	(17,433)
Calithera Biosciences, Inc.	1,000	(5,430)
Catalyst Pharmaceutical Partners, Inc.	2,200	(6,600)
Celgene Corp. (b)	45,000	(4,867,650)
Celldex Therapeutics, Inc.	42,100	(443,734)
Cellular Biomedicine Group, Inc.	100	(1,693)
Cempra, Inc.	400	(11,136)
Chimerix, Inc.	200	(7,640)
Coherus Biosciences, Inc.	1,300	(26,052)
Conatus Pharmaceuticals, Inc.	8,100	(36,045)
CorMedix, Inc.	900	(1,791)
CTI BioPharma Corp.	17,700	(25,842)
CytRx Corp.	49,900	(118,263)
Dicerna Pharmaceuticals, Inc.	2,800	(22,988)
Discovery Laboratories, Inc.	400	(120)
Dynavax Technologies Corp.	30	(736)
Enanta Pharmaceuticals, Inc.	13,300	(480,662)
Endo International PLC (b)	127,650	(8,843,592)
Endocyte, Inc.	14,000	(64,120)
EPIRUS Biopharmaceuticals, Inc.	700	(3,094)
Epizyme, Inc.	7,300	(93,878)
Esperion Therapeutics, Inc.	3,000	(70,770)
FibroGen, Inc.	700	(15,344)
Five Prime Therapeutics, Inc.	1,900	(29,241)
Fortress Biotech, Inc.	100	(260)
Galectin Therapeutics, Inc.	1,800	(4,212)
Galena Biopharma, Inc.	82,800	(130,824)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Geron Corp.	13,000	$(35,880)
Heron Therapeutics, Inc.	23,300	(568,520)
Horizon Pharma PLC	400	(7,928)
Idera Pharmaceuticals, Inc.	16,100	(53,935)
IGI Laboratories, Inc.	16,600	(108,564)
Infinity Pharmaceuticals, Inc.	4,300	(36,335)
Inovio Pharmaceuticals, Inc.	67,100	(387,838)
Intercept Pharmaceuticals, Inc.	2,000	(331,720)
Intrexon Corp.	9,200	(292,560)
Ironwood Pharmaceuticals, Inc.	2,000	(20,840)
Isis Pharmaceuticals, Inc. (b)	52,603	(2,126,213)
Johnson & Johnson (b)	16,575	(1,547,276)
Juno Therapeutics, Inc.	13,400	(545,246)
KaloBios Pharmaceuticals, Inc.	800	(1,528)
Karyopharm Therapeutics, Inc.	14,000	(147,420)
Keryx Biopharmaceuticals, Inc.	108,600	(382,272)
Kite Pharma, Inc.	11,300	(629,184)
KYTHERA Biopharmaceuticals, Inc.	100	(7,498)
La Jolla Pharmaceutical Co.	400	(11,116)
Lexicon Pharmaceuticals, Inc.	9,685	(104,017)
Lion Biotechnologies, Inc.	1,500	(8,640)
MannKind Corp.	91,200	(292,752)
Mast Therapeutics, Inc.	8,800	(5,104)
MEI Pharma, Inc.	3,400	(5,338)
NanoViricides, Inc.	400	(476)
Nektar Therapeutics	10,500	(115,080)
Neuralstem, Inc.	10,500	(12,810)
Northwest Biotherapeutics, Inc.	5,900	(36,875)
Ocata Therapeutics, Inc.	1,800	(7,524)
Ohr Pharmaceutical, Inc.	10,300	(28,428)
Omeros Corp.	2,700	(29,592)
OncoGenex Pharmaceuticals, Inc.	1,000	(2,230)
OncoMed Pharmaceuticals, Inc.	200	(3,318)
Oncothyreon, Inc.	9,800	(26,852)
Ophthotech Corp.	900	(36,468)
OPKO Health, Inc. (b)	19,205	(161,514)
Orexigen Therapeutics, Inc.	25,400	(53,594)
Organovo Holdings, Inc.	90,500	(242,540)
Otonomy, Inc.	200	(3,562)
OXiGENE, Inc.	9,700	(9,021)
Pacira Pharmaceuticals, Inc.	2,500	(102,750)
Peregrine Pharmaceuticals, Inc.	2,700	(2,754)
Pernix Therapeutics Holdings, Inc.	43,100	(136,196)
Pluristem Therapeutics, Inc.	1,000	(1,820)
Progenics Pharmaceuticals, Inc.	800	(4,576)
Provectus Biopharmaceuticals, Inc. Class A	1,400	(805)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
PTC Therapeutics, Inc.	200	$(5,340)
Puma Biotechnology, Inc.	1,200	(90,432)
Raptor Pharmaceutical Corp.	100	(605)
Regeneron Pharmaceuticals, Inc. (b)	735	(341,878)
Regulus Therapeutics, Inc.	2,900	(18,966)
Relypsa, Inc.	8,100	(149,931)
Repros Therapeutics, Inc.	17,500	(130,025)
Rexahn Pharmaceuticals, Inc.	26,600	(13,832)
RXI Pharmaceuticals	4,900	(1,838)
Sagent Pharmaceuticals, Inc.	1,600	(24,528)
Sangamo BioSciences, Inc.	1,000	(5,640)
Sarepta Therapeutics, Inc.	8,300	(266,513)
Spectrum Pharmaceuticals, Inc.	900	(5,382)
StemCells, Inc.	10,200	(4,281)
Sunesis Pharmaceuticals, Inc.	1,400	(1,134)
Supernus Pharmaceuticals, Inc.	3,400	(47,702)
Synergy Pharmaceuticals, Inc.	36,000	(190,800)
Synta Pharmaceuticals Corp.	28,900	(50,286)
Synthetic Biologics, Inc.	23,400	(53,118)
Tenax Therapeutics, Inc.	1,700	(5,151)
TESARO, Inc.	100	(4,010)
TG Therapeutics, Inc.	7,200	(72,576)
TherapeuticsMD, Inc.	21,700	(127,162)
Theravance, Inc.	16,400	(117,752)
Tonix Pharmaceuticals Holding Corp.	6,100	(32,269)
Valeant Pharmaceuticals International, Inc. (b)	18,090	(3,226,894)
Vanda Pharmaceuticals, Inc.	200	(2,256)
Verastem, Inc.	1,500	(2,685)
Versartis, Inc.	100	(1,153)
Vitae Pharmaceuticals, Inc.	300	(3,303)
VIVUS, Inc.	40,400	(66,256)
XenoPort, Inc.	400	(1,388)
ZIOPHARM Oncology, Inc.	11,897	(107,192)
Zogenix, Inc.	3,725	(50,288)
ZS Pharma, Inc.	2,200	(144,452)

		(48,135,936)

Chemicals — (0.3)%
Albemarle Corp.	18,275	(805,928)
American Vanguard Corp.	200	(2,312)
Amyris, Inc.	100	(201)
Avery Dennison Corp. (b)	1,100	(62,227)
Balchem Corp.	5,000	(303,850)
Cytec Industries, Inc.	2,604	(192,305)
Eastman Chemical Co. (b)	970	(62,778)
iBio, Inc.	10,800	(7,344)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Koppers Holdings, Inc.	1,900	$(38,323)
Kraton Performance Polymers, Inc.	100	(1,790)
Kronos Worldwide, Inc.	1,100	(6,831)
Marrone Bio Innovations, Inc.	100	(211)
Olin Corp.	100	(1,681)
OM Group, Inc.	100	(3,289)
Platform Specialty Products Corp.	171,200	(2,165,680)
PPG Industries, Inc. (b)	730	(64,014)
Rayonier Advanced Materials, Inc.	45,200	(276,624)
Rentech, Inc.	3,190	(17,864)
Sigma-Aldrich Corp.	36,400	(5,056,688)
Tronox Ltd. Class A	46,600	(203,642)
Westlake Chemical Corp. (b)	1,215	(63,046)

		(9,336,628)

Commercial Services — (0.2)%
ADT Corp.	130,800	(3,910,920)
Advisory Board Co. (The)	2,800	(127,512)
Ascent Capital Group, Inc. Class A	1,300	(35,594)
Barrett Business Services, Inc.	200	(8,586)
Brady Corp. Class A	600	(11,796)
Brink’s Co.	300	(8,103)
Care.com, Inc.	2,200	(11,308)
CEB, Inc.	1,900	(129,846)
FTI Consulting, Inc.	500	(20,755)
Healthcare Services Group, Inc.	700	(23,590)
HMS Holdings Corp.	300	(2,631)
InterCloud Systems, Inc.	27,840	(49,555)
On Assignment, Inc.	400	(14,760)
Rollins, Inc.	50	(1,344)
Sotheby’s	100	(3,198)
TriNet Group, Inc.	12,300	(206,640)
TrueBlue, Inc.	300	(6,741)

		(4,572,879)

Construction Materials — (0.0)%
Louisiana-Pacific Corp.	24,600	(350,304)
Martin Marietta Materials, Inc.	4,830	(733,918)
MDU Resources Group, Inc.	10,800	(185,760)
Ply Gem Holdings, Inc.	100	(1,170)
Summit Materials, Inc. Class A	300	(5,631)

		(1,276,783)

Consumer Products — (0.5)%
22nd Century Group, Inc.	1,000	(840)
Avon Products, Inc.	226,600	(736,450)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Axion Power International	100	$(180)
Boston Beer Co., Inc. (The) Class A (b)	2,240	(471,766)
Boulder Brands, Inc.	1,100	(9,009)
Campbell Soup Co.	8,400	(425,712)
Church & Dwight Co., Inc.	4,600	(385,940)
Coca-Cola Enterprises, Inc.	100	(4,835)
Darling Ingredients, Inc.	33,900	(381,036)
Edgewell Personal Care Co.	200	(16,320)
Elizabeth Arden, Inc.	800	(9,352)
Energizer Holdings, Inc.	1,600	(61,936)
Hain Celestial Group, Inc. (b)	1,415	(73,014)
Hershey Co. (The)	4,600	(422,648)
Hormel Foods Corp.	8,900	(563,459)
HRG Group, Inc.	23,900	(280,347)
Ingredion, Inc.	3,200	(279,392)
Kellogg Co.	57,600	(3,833,280)
Keurig Green Mountain, Inc.	34,600	(1,804,044)
Kraft Heinz Co. (The)	27,800	(1,962,124)
McCormick & Co., Inc.	5,000	(410,900)
Monster Beverage Corp.	200	(27,028)
Reynolds American, Inc.	3,000	(132,810)
Snyder’s-Lance, Inc.	2,800	(94,444)
Spectrum Brands Holdings, Inc.	100	(9,151)
TreeHouse Foods, Inc.	6,100	(474,519)
Tyson Foods, Inc. Class A	69,400	(2,991,140)
Universal Corp.	900	(44,613)

		(15,906,289)

Consumer Services — (0.0)%
ITT Educational Services, Inc.	200	(686)
Regis Corp.	2,200	(28,820)
Weight Watchers International, Inc.	43,200	(275,616)

		(305,122)

Containers & Packaging — (0.0)%
KapStone Paper and Packaging Corp.	700	(11,557)
Packaging Corp. of America	900	(54,144)

		(65,701)

Design Manufacturing & Distribution — (0.0)%
Arrow Electronics, Inc. (b)	2,040	(112,771)
Avnet, Inc. (b)	2,765	(118,010)
Flextronics International Ltd. (b)	10,300	(108,562)
Sanmina Corp. (b)	19,240	(411,159)

		(750,502)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Distributors—Consumer Staples — (0.0)%
Bunge Ltd.	300	$(21,990)
Calavo Growers, Inc.	100	(4,464)
Core-Mark Holding Co., Inc.	10,800	(706,860)

		(733,314)

Distributors—Discretionary — (0.0)%
FTD Cos., Inc.	800	(23,840)
Pool Corp.	100	(7,230)

		(31,070)

Electrical Equipment — (0.0)%
AAON, Inc.	100	(1,938)
Capstone Turbine Corp.	54,600	(18,564)
Cognex Corp.	2,000	(68,740)
Eaton Corp. PLC (b)	1,215	(62,329)
Energous Corp.	6,100	(42,090)
General Cable Corp.	28,000	(333,200)
Itron, Inc.	500	(15,955)
Revolution Lighting Technologies, Inc.	8,600	(8,170)

		(550,986)

Engineering & Construction Services — (0.0)%
EnerNOC, Inc.	200	(1,580)
KBR, Inc.	17,700	(294,882)
Kratos Defense & Security Solutions, Inc.	5,500	(23,210)
Layne Christensen Co.	300	(1,950)
Willbros Group, Inc.	800	(1,008)

		(322,630)

Forest & Paper Products — (0.0)%
Resolute Forest Products, Inc.	500	(4,155)

Gaming, Lodging & Restaurants — (0.4)%
Bojangles’, Inc.	100	(1,690)
Brinker International, Inc.	400	(21,068)
Cheesecake Factory, Inc.	300	(16,188)
Diamond Resorts International, Inc. (b)	3,040	(71,106)
Dunkin’ Brands Group, Inc.	1,000	(49,000)
El Pollo Loco Holdings, Inc.	6,200	(66,836)
Fogo De Chao, Inc.	200	(3,120)
International Game Technology plc	1,000	(15,330)
J Alexanaer’s Holdings	23	(229)
Jack in the Box, Inc. (b)	800	(61,632)
Jamba, Inc.	6,500	(92,625)
Las Vegas Sands Corp.	84,500	(3,208,465)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Morgans Hotel Group Co.	900	$(2,988)
Papa Murphy’s Holdings, Inc.	400	(5,872)
Pinnacle Entertainment, Inc.	2,600	(87,984)
Potbelly Corp.	100	(1,101)
Rave Restaurant Group, Inc.	400	(3,412)
Red Robin Gourmet Burgers, Inc.	500	(37,870)
Scientific Games Corp. Class A	14,000	(146,300)
Texas Roadhouse, Inc.	4,200	(156,240)
Wendy’s Co.	1,600	(13,840)
Wynn Resorts Ltd.	157,500	(8,366,400)
Zoe’s Kitchen, Inc.	6,800	(268,532)

		(12,697,828)

Hardware — (0.4)%
3D Systems Corp.	79,000	(912,450)
ADTRAN, Inc.	100	(1,460)
Aerohive Networks, Inc.	4,800	(28,704)
ARRIS Group, Inc.	45,300	(1,176,441)
Control4 Corp.	400	(3,264)
Diebold, Inc.	4,700	(139,919)
Digital Ally, Inc.	9,500	(59,185)
ExOne Co.	7,000	(46,970)
Extreme Networks, Inc.	400	(1,344)
FEI Co.	14,000	(1,022,560)
Garmin Ltd. (b)	9,780	(350,906)
Gigamon, Inc.	700	(14,007)
GoPro, Inc. Class A	32,800	(1,024,016)
Harmonic, Inc.	100	(580)
Hewlett-Packard Co. (b)	3,450	(88,355)
Identiv, Inc.	1,700	(5,933)
InterDigital, Inc.	200	(10,120)
Knowles Corp.	2,487	(45,836)
Lexmark International, Inc. Class A	3,100	(89,838)
MicroVision, Inc.	18,600	(59,334)
Mitel Networks Corp.	6,978	(45,008)
Neonode, Inc.	6,100	(14,884)
NetApp, Inc.	5,700	(168,720)
Nimble Storage, Inc.	19,800	(477,576)
Novatel Wireless, Inc.	7,000	(15,470)
NXT-ID, Inc.	100	(94)
Quantum Corp.	300	(209)
Ruckus Wireless, Inc.	11,700	(138,996)
Seagate Technology plc (b)	72,955	(3,268,384)
Silicon Graphics International Corp.	1,900	(7,467)
Stratasys Ltd.	20,200	(535,098)
Turtle Beach Corp.	1,600	(3,888)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Ubiquiti Networks, Inc.	24,500	$(830,305)
ViaSat, Inc.	1,800	(115,722)
Violin Memory, Inc.	4,500	(6,210)
Zebra Technologies Corp. Class A	1,100	(84,205)

		(10,793,458)

Health Care Facilities/Services — (0.7)%
AAC Holdings, Inc.	100	(2,225)
Acadia Healthcare Co., Inc.	400	(26,508)
AmerisourceBergen Corp. (b)	36,290	(3,447,187)
Amsurg Corp.	2,200	(170,962)
BioScrip, Inc.	30,000	(56,100)
Brookdale Senior Living, Inc.	100,091	(2,298,089)
Cardinal Health, Inc. (b)	28,000	(2,150,960)
Charles River Laboratories International, Inc. (b)	2,915	(185,161)
Cigna Corp. (b)	24,700	(3,334,994)
DaVita HealthCare Partners, Inc. (b)	31,675	(2,291,053)
Diplomat Pharmacy, Inc.	2,600	(74,698)
Enzo Biochem, Inc.	200	(634)
ExamWorks Group, Inc.	6,900	(201,756)
Genesis Healthcare, Inc.	700	(4,291)
HealthEquity, Inc.	800	(23,640)
HealthSouth Corp.	1,100	(42,207)
IPC Healthcare, Inc.	400	(31,076)
Kindred Healthcare, Inc.	4,849	(76,372)
MEDNAX, Inc.	500	(38,395)
OvaScience, Inc.	6,100	(51,789)
PAREXEL International Corp.	700	(43,344)
Patterson Cos., Inc. (b)	72,050	(3,116,162)
Quest Diagnostics, Inc.	200	(12,294)
Signal Genetics, Inc.	100	(93)
Tenet Healthcare Corp. (b)	64,910	(2,396,477)

		(20,076,467)

Home & Office Products — (0.3)%
ACCO Brands Corp.	200	(1,414)
Beazer Homes USA, Inc.	31,700	(422,561)
Century Communities, Inc.	2,100	(41,685)
Cenveo, Inc.	500	(940)
Fortune Brands Home & Security, Inc.	2,500	(118,675)
Green Brick Partners, Inc.	2,300	(24,909)
Hovnanian Enterprises, Inc. Class A	172,800	(305,856)
KB Home	91,200	(1,235,760)
Lennar Corp. Class A	7,600	(365,788)
M/I Homes, Inc.	2,500	(58,950)
MDC Holdings, Inc.	26,900	(704,242)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Meritage Homes Corp.	1,700	$(62,084)
PGT, Inc.	100	(1,228)
Snap-on, Inc.	16,500	(2,490,510)
St Joe Co. (The)	8,500	(162,605)
Taylor Morrison Home Corp. Class A	16,300	(304,158)
TRI Pointe Homes, Inc.	150,100	(1,964,809)
Whirlpool Corp. (b)	10,080	(1,484,381)
William Lyon Homes Class A	12,200	(251,320)

		(10,001,875)

Industrial Services — (0.0)%
Applied Industrial Technologies, Inc.	100	(3,815)
DXP Enterprises, Inc.	2,100	(57,288)
H&E Equipment Services, Inc.	500	(8,360)
MSC Industrial Direct Co., Inc. Class A	1,900	(115,957)
TAL International Group, Inc.	3,900	(53,313)
United Rentals, Inc. (b)	1,360	(81,668)
Wesco Aircraft Holdings, Inc.	4,500	(54,900)
WW Grainger, Inc.	200	(43,002)

		(418,303)

Institutional Financial Service — (0.3)%
CBOE Holdings, Inc.	21,000	(1,408,680)
Evercore Partners, Inc. Class A	2,800	(140,672)
FXCM, Inc. Class A	9,500	(8,265)
Goldman Sachs Group, Inc.	35,600	(6,185,856)
Moelis & Co. Class A	600	(15,756)
RCS Capital Corp. Class A	59,500	(48,195)
Stifel Financial Corp.	1,000	(42,100)

		(7,849,524)

Insurance — (0.4)%
Ambac Financial Group, Inc.	5,200	(75,244)
American International Group, Inc.	67,000	(3,806,940)
Amtrust Financial Services, Inc.	1,500	(94,470)
Arch Capital Group Ltd.	8,900	(653,883)
Berkshire Hathaway, Inc. Class B	42,600	(5,555,040)
CNO Financial Group, Inc.	1,000	(18,810)
Endurance Specialty Holdings Ltd.	25	(1,526)
HCC Insurance Holdings, Inc.	2,300	(178,181)
HCI Group, Inc.	1,400	(54,278)
Horace Mann Educators Corp.	200	(6,644)
MBIA, Inc.	14,000	(85,120)
ProAssurance Corp.	1,700	(83,419)
Radian Group, Inc.	100	(1,591)
RLI Corp.	100	(5,353)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Symetra Financial Corp.	400	$(12,656)
Torchmark Corp.	9,049	(510,363)
Voya Financial, Inc.	1,900	(73,663)

		(11,217,181)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	194,900	(469,709)
Allegheny Technologies, Inc.	25,200	(357,336)
AM Castle & Co.	1,400	(3,108)
Cliffs Natural Resources, Inc.	203,800	(497,272)
Commercial Metals Co.	1,400	(18,970)
Olympic Steel, Inc.	100	(995)
Schnitzer Steel Industries, Inc. Class A	3,200	(43,328)
TimkenSteel Corp.	8,100	(81,972)
United States Steel Corp.	114,300	(1,191,006)

		(2,663,696)

Leisure Products — (0.0)%
Black Diamond, Inc.	300	(1,884)
Brunswick Corp.	100	(4,789)
Callaway Golf Co.	1,500	(12,525)
Mattel, Inc.	23,600	(497,016)
Performance Sports Group Ltd.	3,800	(50,996)
Polaris Industries, Inc.	5,100	(611,337)
Winnebago Industries, Inc.	8,600	(164,690)

		(1,343,237)

Machinery — (0.1)%
Adept Technology, Inc.	1,100	(14,256)
Arotech Corp.	200	(266)
Briggs & Stratton Corp. (b)	15,485	(299,016)
Caterpillar, Inc. (b)	5,850	(382,356)
Colfax Corp. (b)	13,720	(410,365)
Flowserve Corp. (b)	1,580	(65,001)
Graco, Inc.	700	(46,921)
Kennametal, Inc.	900	(22,401)
Manitowoc Co., Inc.	20,400	(306,000)
Oshkosh Corp.	200	(7,266)
Parker-Hannifin Corp. (b)	610	(59,353)
Power Solutions International, Inc.	1,500	(34,065)
Titan International, Inc.	4,400	(29,084)

		(1,676,350)

Manufactured Goods — (0.0)%
EnPro Industries, Inc.	9,900	(387,783)
NN, Inc.	6,100	(112,850)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Proto Labs, Inc.	7,400	$(495,800)
Simpson Manufacturing Co., Inc.	200	(6,698)

		(1,003,131)

Media — (1.0)%
Angie’s List, Inc.	53,200	(268,128)
Blucora, Inc.	500	(6,885)
Cablevision Systems Corp. Class A	46,600	(1,513,102)
Coupons.com, Inc.	9,100	(81,900)
Covisint Corp.	35	(75)
Cumulus Media, Inc. Class A	51,400	(36,175)
Demand Media, Inc.	100	(417)
Dex Media, Inc.	2,100	(284)
Discovery Communications, Inc. Class A	800	(20,824)
DreamWorks Animation SKG, Inc. Class A	25,000	(436,250)
EW Scripps Co. Class A	7,136	(126,093)
Facebook, Inc. Class A	100	(8,990)
Groupon, Inc.	500	(1,630)
GrubHub, Inc. (b)	14,765	(359,380)
Houghton Mifflin Harcourt Co.	1,100	(22,341)
Liberty Broadband Corp. Class C	2,900	(148,393)
Liberty Media Corp.	1,367	(48,829)
Liberty TripAdvisor Holdings, Inc. Class A	2,400	(53,208)
LinkedIn Corp.	5,900	(1,121,767)
Lions Gate Entertainment Corp.	800	(29,440)
LiveDeal, Inc.	4,500	(7,560)
Marin Software, Inc.	1,700	(5,321)
Media General, Inc.	24,700	(345,553)
MeetMe, Inc.	2,700	(4,266)
Meredith Corp.	100	(4,258)
Millennial Media, Inc.	11,300	(19,775)
Monster Worldwide, Inc.	2,000	(12,840)
New Media Investment Group, Inc.	600	(9,276)
New York Times Co. Class A	100	(1,181)
Nielsen Holdings PLC	4,200	(186,774)
Pandora Media, Inc.	268,400	(5,727,656)
RealD, Inc.	800	(7,688)
Rocket Fuel, Inc.	29,400	(137,298)
Rubicon Project, Inc. (The)	200	(2,906)
Shutterfly, Inc.	500	(17,875)
Shutterstock, Inc.	1,000	(30,240)
Sinclair Broadcast Group, Inc. Class A	4,500	(113,940)
Sirius XM Holdings, Inc.	300	(1,122)
Starz	100	(3,734)
Time, Inc.	5,700	(108,585)
Travelzoo, Inc.	100	(827)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Tribune Media Co.	3,700	$(131,720)
TripAdvisor, Inc.	2,400	(151,248)
TrueCar, Inc.	16,200	(84,402)
Twitter, Inc.	353,200	(9,515,208)
Viacom, Inc. Class B	3,600	(155,340)
Viggle, Inc.	9,000	(7,380)
World Wrestling Entertainment, Inc. Class A	1,900	(32,110)
Yahoo!, Inc.	134,982	(3,902,330)
Yelp, Inc.	87,000	(1,884,420)
YOU On Demand Holdings, Inc.	1,200	(2,316)
Zillow Group, Inc. Class A	42,923	(1,233,178)

		(28,132,438)

Medical Equipment/Devices — (0.9)%
Abaxis, Inc.	3,700	(162,763)
Accelerate Diagnostics, Inc.	4,000	(64,720)
Accuray, Inc.	15,400	(76,923)
Affymetrix, Inc. (b)	5,615	(47,952)
Alere, Inc.	100	(4,815)
Analogic Corp.	100	(8,204)
Atossa Genetics, Inc.	2,300	(1,771)
Becton Dickinson and Co.	5,300	(703,098)
Cepheid	41,900	(1,893,880)
Cerus Corp.	7,600	(34,504)
ConforMIS, Inc.	900	(16,254)
Cooper Cos., Inc.	2,300	(342,378)
Cytori Therapeutics, Inc.	27,031	(9,190)
Danaher Corp. (b)	71,660	(6,106,149)
Endologix, Inc.	1,000	(12,260)
EnteroMedics, Inc.	900	(234)
Exact Sciences Corp.	27,400	(492,926)
Fluidigm Corp.	1,300	(10,543)
Foundation Medicine, Inc.	20,800	(383,760)
Globus Medical, Inc.	300	(6,198)
Illumina, Inc. (b)	5,885	(1,034,701)
ImmunoCellular Therapeutics Ltd.	2,500	(1,050)
Invacare Corp.	300	(4,341)
IsoRay, Inc.	27,700	(38,780)
Medtronic PLC (b)	26,763	(1,791,515)
Meridian Bioscience, Inc.	200	(3,420)
Nanosphere, Inc.	590	(962)
Navidea Biopharmaceuticals, Inc.	400	(912)
Ocular Therapeutix, Inc.	1,000	(14,060)
Pacific Biosciences of California, Inc.	3,200	(11,712)
PerkinElmer, Inc. (b)	48,630	(2,235,035)
Qiagen NV	17	(439)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Rockwell Medical, Inc.	18,700	$(144,177)
Rosetta Genomics Ltd.	2,900	(7,163)
Second Sight Medical Products, Inc.	10,200	(60,486)
Sequenom, Inc.	600	(1,050)
Sirona Dental Systems, Inc. (b)	34,500	(3,220,230)
Spectranetics Corp.	7,000	(82,530)
Stereotaxis, Inc.	100	(93)
STERIS Corp.	6,300	(409,311)
Sunshine Heart, Inc.	300	(660)
Tandem Diabetes Care, Inc.	200	(1,762)
TearLab Corp.	700	(1,407)
Thoratec Corp.	9,800	(619,948)
TransEnterix, Inc.	14,700	(33,222)
Trovagene, Inc.	1,100	(6,259)
Unilife Corp.	5,800	(5,683)
Varian Medical Systems, Inc. (b)	13,254	(977,880)
Waters Corp. (b)	30,230	(3,573,488)
West Pharmaceutical Services, Inc.	100	(5,412)
Zimmer Holdings, Inc. (b)	15,110	(1,419,282)

		(26,085,492)

Metals & Mining — (0.1)%
Coeur Mining, Inc.	11,864	(33,456)
Compass Minerals International, Inc.	1,400	(109,718)
Freeport-McMoRan Copper & Gold, Inc.	55,600	(538,764)
Gold Resource Corp.	2,900	(7,337)
Harsco Corp.	10,300	(93,421)
Hecla Mining Co.	29,700	(58,509)
Horsehead Holding Corp.	700	(2,128)
McEwen Mining, Inc.	6,600	(5,773)
Tahoe Resources, Inc.	45,600	(352,944)
Thompson Creek Metals Co., Inc.	24,600	(10,748)
Ur-Energy, Inc.	900	(513)
Uranium Energy Corp.	51,300	(51,300)
US Silica Holdings, Inc.	54,500	(767,905)

		(2,032,516)

Oil, Gas & Coal — (1.0)%
Abraxas Petroleum Corp.	1,400	(1,792)
Alon USA Energy, Inc.	25,400	(458,978)
Antero Resources Corp.	34,200	(723,672)
Apache Corp.	200	(7,832)
Approach Resources, Inc.	12,800	(23,936)
Atwood Oceanics, Inc.	500	(7,405)
Basic Energy Services, Inc.	35,800	(118,140)
Bill Barrett Corp.	16,900	(55,770)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Bonanza Creek Energy, Inc.	7,500	$(30,525)
C&J Energy Services Ltd.	27,800	(97,856)
California Resources Corp.	84,600	(219,960)
CARBO Ceramics, Inc.	6,400	(121,536)
Carrizo Oil & Gas, Inc.	3,200	(97,728)
Cheniere Energy Partners LP Holdings LLC	100	(1,901)
Cheniere Energy, Inc.	65,200	(3,149,160)
Chesapeake Energy Corp.	118,500	(868,605)
Civeo Corp.	800	(1,184)
Clayton Williams Energy, Inc.	1,500	(58,215)
Clean Energy Fuels Corp.	31,600	(142,200)
Cloud Peak Energy, Inc.	4,100	(10,783)
Cobalt International Energy, Inc.	152,300	(1,078,284)
Comstock Resources, Inc.	10,200	(19,482)
CONSOL Energy, Inc.	11,600	(113,680)
Core Laboratories NV	1,700	(169,660)
Delek US Holdings, Inc.	3,100	(85,870)
Denbury Resources, Inc.	35,200	(85,888)
Diamond Offshore Drilling, Inc.	3,000	(51,900)
Diamondback Energy, Inc.	4,000	(258,400)
Eclipse Resources Corp.	18,300	(35,685)
Emerald Oil, Inc.	985	(1,803)
Enbridge Energy Management LLC	1,600	(38,048)
Energy XXI Ltd.	84,200	(88,410)
EnLink Midstream LLC	2,700	(49,356)
Ensco PLC Class A	43,400	(611,072)
EP Energy Corp. Class A	1,600	(8,240)
Erin Energy Corp.	700	(2,744)
EXCO Resources, Inc.	125,700	(94,275)
Fairmount Santrol Holdings, Inc.	19,200	(51,840)
Flotek Industries, Inc.	55,800	(931,860)
FX Energy, Inc.	2,900	(2,755)
Gastar Exploration, Inc.	11,100	(12,765)
Geospace Technologies Corp.	900	(12,429)
Goodrich Petroleum Corp.	71,200	(41,296)
Gulfmark Offshore, Inc. Class A	11,600	(70,876)
Halcon Resources Corp.	132,300	(70,119)
Halliburton Co.	257,411	(9,099,479)
Harvest Natural Resources, Inc.	2,500	(3,475)
ION Geophysical Corp.	1,300	(507)
Jones Energy, Inc.	15,200	(72,808)
Key Energy Services, Inc.	53,400	(25,098)
Kinder Morgan, Inc.	32	(886)
Kosmos Energy Ltd.	37,600	(209,808)
Laredo Petroleum, Inc.	15,700	(148,051)
Magnum Hunter Resources Corp.	348,900	(118,626)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Marathon Oil Corp.	2,700	$(41,580)
Matador Resources Co.	6,700	(138,958)
McDermott International, Inc.	14,600	(62,780)
Midstates Petroleum Co., Inc.	170	(1,045)
MRC Global, Inc.	3,500	(39,025)
Nabors Industries Ltd.	25,200	(238,140)
Newfield Exploration Co.	700	(23,030)
Noble Corp. plc	11,000	(120,010)
Northern Oil and Gas, Inc.	62,200	(274,924)
Nuverra Environmental Solutions, Inc.	10,500	(14,280)
Oasis Petroleum, Inc.	70,900	(615,412)
ONEOK, Inc.	5,700	(183,540)
Pacific Drilling SA	22,500	(28,125)
Parker Drilling Co.	600	(1,578)
Parsley Energy, Inc. Class A	100	(1,507)
Patterson-UTI Energy, Inc.	4,300	(56,502)
PBF Energy, Inc. Class A	3,700	(104,451)
PetroQuest Energy, Inc.	6,800	(7,956)
Pioneer Energy Services Corp.	1,800	(3,780)
Resolute Energy Corp.	600	(233)
Rex Energy Corp.	18,400	(38,088)
Rice Energy, Inc.	73,300	(1,184,528)
Ring Energy, Inc.	400	(3,948)
RPC, Inc.	10,200	(90,270)
RSP Permian, Inc.	100	(2,025)
Sanchez Energy Corp.	98,900	(608,235)
SandRidge Energy, Inc.	40,000	(10,800)
SemGroup Corp. Class A	3,800	(164,312)
Seventy Seven Energy, Inc.	35,200	(48,576)
SM Energy Co.	200	(6,408)
Superior Energy Services, Inc.	300	(3,789)
Synergy Resources Corp.	45,100	(441,980)
Targa Resources Corp.	11,500	(592,480)
Tesoro Corp. (b)	2,910	(282,968)
TETRA Technologies, Inc.	600	(3,546)
Tidewater, Inc.	45,100	(592,614)
Transocean Ltd.	174,900	(2,259,708)
Triangle Petroleum Corp.	51,600	(73,272)
Ultra Petroleum Corp.	24,400	(155,916)
Unit Corp.	700	(7,882)
Valero Energy Corp. (b)	1,095	(65,809)
W&T Offshore, Inc.	86,100	(258,300)
Warren Resources, Inc.	500	(245)
Western Refining, Inc.	500	(22,060)
Westmoreland Coal Co.	23,000	(324,070)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Whiting Petroleum Corp.	2,647	$(40,420)
ZaZa Energy Corp.	500	(172)

		(29,101,930)

Passenger Transportation — (0.2)%
American Airlines Group, Inc.	114,500	(4,446,035)
Republic Airways Holdings, Inc.	43,200	(249,696)
SkyWest, Inc.	600	(10,008)
United Continental Holdings, Inc.	900	(47,745)

		(4,753,484)

Real Estate — (2.0)%
Acadia Realty Trust	300	(9,021)
Alexandria Real Estate Equities, Inc.	7,400	(626,558)
American Campus Communities, Inc.	5,400	(195,696)
American Homes 4 Rent	99,400	(1,598,352)
American Residential Properties, Inc.	4,300	(74,261)
Apartment Investment & Management Co. Class A	400	(14,808)
Apple Hospitality REIT, Inc.	400	(7,428)
Ashford Hospitality Trust, Inc.	39,300	(239,730)
AvalonBay Communities, Inc.	19,400	(3,391,508)
BioMed Realty Trust, Inc.	35,700	(713,286)
Bluerock Residential Growth REIT, Inc.	8,900	(106,622)
Brandywine Realty Trust	12,300	(151,536)
Brixmor Property Group, Inc.	1,000	(23,480)
Camden Property Trust	24,300	(1,795,770)
Campus Crest Communities, Inc.	32,000	(170,240)
CareTrust REIT, Inc.	500	(5,675)
CBL & Associates Properties, Inc.	5,800	(79,750)
Cedar Realty Trust, Inc.	500	(3,105)
Chatham Lodging Trust	4,600	(98,808)
Chesapeake Lodging Trust	4,000	(104,240)
Columbia Property Trust, Inc.	4,800	(111,360)
Communications Sales & Leasing, Inc.	15,000	(268,500)
CorEnergy Infrastructure Trust, Inc.	600	(2,652)
CoreSite Realty Corp.	100	(5,144)
Corporate Office Properties Trust	14,300	(300,729)
Corrections Corp. of America	3,300	(97,482)
Cousins Properties, Inc.	12,000	(110,640)
CubeSmart	1,000	(27,210)
CyrusOne, Inc.	16,800	(548,688)
DCT Industrial Trust, Inc.	44,600	(1,501,236)
DDR Corp.	92,400	(1,421,112)
Digital Realty Trust, Inc.	200	(13,064)
Douglas Emmett, Inc.	38,900	(1,117,208)
Duke Realty Corp.	18,900	(360,045)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
DuPont Fabros Technology, Inc.	2,000	$(51,760)
Easterly Government Properties, Inc.	1,600	(25,520)
Education Realty Trust, Inc.	23,966	(789,679)
Empire State Realty Trust, Inc. Class A	2,500	(42,575)
Equinix, Inc.	27	(7,382)
Equity One, Inc.	500	(12,170)
Equity Residential	3,200	(240,384)
Essex Property Trust, Inc.	2,700	(603,234)
Farmland Partners, Inc.	2,700	(28,350)
Federal Realty Investment Trust	5,700	(777,765)
First Industrial Realty Trust, Inc.	1,900	(39,805)
First Potomac Realty Trust	100	(1,100)
Gaming and Leisure Properties, Inc.	1,700	(50,490)
GEO Group, Inc. (The)	600	(17,844)
Government Properties Income Trust	43,800	(700,800)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	400	(6,888)
HCP, Inc.	5,400	(201,150)
Healthcare Realty Trust, Inc.	33,600	(834,960)
Healthcare Trust of America, Inc. Class A	15,000	(367,650)
Hersha Hospitality Trust	6,500	(147,290)
Highwoods Properties, Inc.	8,400	(325,500)
Host Hotels & Resorts, Inc.	82,400	(1,302,744)
Hudson Pacific Properties, Inc.	3,800	(109,402)
Independence Realty Trust, Inc.	1,000	(7,210)
Inland Real Estate Corp.	600	(4,860)
Kennedy-Wilson Holdings, Inc.	2,800	(62,076)
Kimco Realty Corp.	35,800	(874,594)
Kite Realty Group Trust	17,800	(423,818)
LaSalle Hotel Properties	21,000	(596,190)
Lexington Realty Trust	1,900	(15,390)
Liberty Property Trust	1,800	(56,718)
LTC Properties, Inc.	2,700	(115,209)
Macerich Co.	12,100	(929,522)
Mack-Cali Realty Corp.	13,500	(254,880)
Medical Properties Trust, Inc.	35,900	(397,054)
Mid-America Apartment Communities, Inc.	400	(32,748)
Monogram Residential Trust, Inc.	37,900	(352,849)
National Retail Properties, Inc.	6,700	(243,009)
National Storage Affiliates Trust	100	(1,355)
New Senior Investment Group, Inc.	69,300	(724,878)
New York REIT, Inc.	67,900	(683,074)
NorthStar Realty Finance Corp.	459,600	(5,676,060)
Omega Healthcare Investors, Inc.	19,540	(686,831)
Paramount Group, Inc.	7,900	(132,720)
Parkway Properties Inc/Md	10,200	(158,712)
Pebblebrook Hotel Trust	15,800	(560,110)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Pennsylvania REIT	21,400	$(424,362)
Physicians Realty Trust	30,400	(458,736)
Piedmont Office Realty Trust, Inc. Class A	30,500	(545,645)
Plum Creek Timber Co., Inc.	5,600	(221,256)
Post Properties, Inc.	2,300	(134,067)
Potlatch Corp.	100	(2,879)
Preferred Apartment Communities, Inc. Class A	2,400	(26,112)
Prologis, Inc.	200	(7,780)
Public Storage	17,800	(3,767,014)
Ramco-Gershenson Properties Trust	3,400	(51,034)
Rayonier, Inc.	6,600	(145,662)
Realty Income Corp.	49,200	(2,331,588)
Regency Centers Corp.	16,900	(1,050,335)
Retail Properties of America, Inc.	9,000	(126,810)
Rexford Industrial Realty, Inc.	5,700	(78,603)
Ryman Hospitality Properties, Inc.	2,900	(142,767)
Sabra Health Care REIT, Inc.	2,900	(67,222)
Select Income REIT	200	(3,802)
Senior Housing Properties Trust	9,100	(147,420)
Seritage Growth Properties	100	(3,725)
Silver Bay Realty Trust Corp.	500	(8,005)
SL Green Realty Corp.	15,500	(1,676,480)
Spirit Realty Capital, Inc.	76,500	(699,210)
STAG Industrial, Inc.	24,200	(440,682)
Starwood Waypoint Residential Trust	11,300	(269,279)
STORE Capital Corp.	11,600	(239,656)
Summit Hotel Properties, Inc.	1,900	(22,173)
Sunstone Hotel Investors, Inc.	32,977	(436,286)
Tanger Factory Outlet Centers, Inc.	3,800	(125,286)
UDR, Inc.	48,300	(1,665,384)
Urban Edge Properties	1,400	(30,226)
Ventas, Inc.	7,400	(414,844)
VEREIT, Inc. REIT	359,400	(2,774,568)
Vornado Realty Trust	3,000	(271,260)
Washington Real Estate Investment Trust	1,600	(39,888)
Welltower, Inc.	49,400	(3,326,102)
WP Carey, Inc.	500	(28,905)
WP Glimcher, Inc.	16,600	(193,556)
Xenia Hotels & Resorts, Inc.	11,100	(193,806)

		(57,561,668)

Recreation Facilities & Services — (0.0)%
AMC Entertainment Holdings, Inc. Class A	200	(5,038)
Carmike Cinemas, Inc.	500	(10,045)
SeaWorld Entertainment, Inc.	400	(7,124)

		(22,207)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Renewable Energy — (0.4)%
Ascent Solar Technologies, Inc.	26,002	$(4,930)
Enphase Energy, Inc.	13,300	(49,210)
FuelCell Energy, Inc.	137,700	(101,182)
Gevo, Inc.	31,006	(53,330)
Green Plains, Inc.	10,400	(202,384)
Pacific Ethanol, Inc.	24,600	(159,654)
Plug Power, Inc.	211,900	(387,777)
Real Goods Solar, Inc. Class A	100	(118)
REX American Resources Corp.	700	(35,434)
Silver Spring Networks, Inc.	2,900	(37,352)
Solar3D, Inc.	2,092	(5,774)
SolarCity Corp.	128,700	(5,496,777)
Solazyme, Inc.	8,000	(20,800)
SunEdison, Inc.	456,700	(3,279,106)
SunPower Corp.	16,600	(332,664)
Vivint Solar, Inc.	19,500	(204,360)

		(10,370,852)

Retail—Consumer Discretionary — (0.1)%
Lululemon Athletica, Inc.	60,600	(3,069,390)

Retail—Consumer Staples — (0.5)%
Casey’s General Stores, Inc.	1,000	(102,920)
CVS Health Corp. (b)	50,470	(4,869,346)
Dollar General Corp.	7,400	(536,056)
Dollar Tree, Inc.	42,300	(2,819,718)
Fairway Group Holdings Corp.	3,900	(4,095)
Five Below, Inc.	8,000	(268,640)
Fresh Market, Inc.	900	(20,331)
PriceSmart, Inc.	300	(23,202)
Rite Aid Corp.	37,200	(225,804)
Roundy’s, Inc.	3,700	(8,584)
TravelCenters of America LLC	800	(8,264)
Wal-Mart Stores, Inc. (b)	60,035	(3,892,669)
Walgreens Boots Alliance, Inc. (b)	27,310	(2,269,461)
Whole Foods Market, Inc. (b)	3,325	(105,236)

		(15,154,326)

Retail Discretionary — (0.8)%
Abercrombie & Fitch Co. Class A	130,700	(2,769,533)
Aeropostale, Inc.	9,100	(5,642)
American Apparel, Inc.	34,400	(3,818)
American Eagle Outfitters, Inc.	9,200	(143,796)
Ascena Retail Group, Inc.	800	(11,128)
Avis Budget Group, Inc.	40,707	(1,778,082)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Barnes & Noble, Inc.	1,500	$(18,165)
bebe stores, Inc.	4,700	(4,418)
Bon-Ton Stores, Inc.	8,400	(26,376)
Boot Barn Holdings, Inc.	4,000	(73,720)
Buckle, Inc.	8,000	(295,760)
Build-A-Bear Workshop, Inc.	600	(11,334)
Burlington Stores, Inc.	5,500	(280,720)
Cabela’s, Inc.	11,000	(501,600)
Cato Corp. Class A	700	(23,821)
Chegg, Inc.	9,200	(66,332)
Chico’s FAS, Inc.	39,900	(627,627)
Children’s Place, Inc.	10,800	(622,836)
Conn’s, Inc.	1,200	(28,848)
Container Store Group, Inc.	5,000	(70,400)
Copart, Inc.	200	(6,580)
DSW, Inc. Class A	38,800	(982,028)
Etsy, Inc.	15,900	(217,671)
Finish Line, Inc. Class A	12,600	(243,180)
Francesca’s Holdings Corp.	27,500	(336,325)
Freshpet, Inc.	900	(9,450)
Gap, Inc.	124,500	(3,548,250)
Guess?, Inc.	50,100	(1,070,136)
Hertz Global Holdings, Inc.	114,700	(1,918,931)
Hibbett Sports, Inc. (b)	9,280	(324,893)
Kohl’s Corp. (b)	8,010	(370,943)
Lithia Motors, Inc. Class A	100	(10,811)
Lumber Liquidators Holdings, Inc. (b)	7,600	(99,864)
Mattress Firm Holding Corp.	200	(8,352)
Men’s Wearhouse, Inc.	49,000	(2,083,480)
Monro Muffler Brake, Inc.	1,900	(128,345)
Net Element International, Inc.	4,500	(720)
Outerwall, Inc.	3,100	(176,483)
Pacific Sunwear of California, Inc.	900	(288)
Party City Holdco, Inc.	1,500	(23,955)
Pier 1 Imports, Inc.	113,300	(781,770)
Restoration Hardware Holdings, Inc.	1,600	(149,296)
Ross Stores, Inc.	12,000	(581,640)
Rush Enterprises, Inc. Class A	100	(2,420)
Sears Holdings Corp.	56,300	(1,272,380)
Sonic Automotive, Inc. Class A (b)	12,650	(258,313)
Stage Stores, Inc.	2,800	(27,552)
Tiffany & Co. (b)	2,690	(207,722)
Tilly’s, Inc. Class A	100	(736)
TJX Cos., Inc.	26,600	(1,899,772)
Tuesday Morning Corp.	1,700	(9,197)
Urban Outfitters, Inc.	6,600	(193,908)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Vitamin Shoppe, Inc. (b)	8,765	$(286,089)
zulily, Inc. Class A	1,600	(27,840)

		(24,623,276)

Semiconductors — (0.2)%
Advanced Micro Devices, Inc.	467,300	(803,756)
Altera Corp.	14	(701)
Applied Micro Circuits Corp.	12,100	(64,251)
Applied Optoelectronics, Inc.	3,800	(71,364)
Atmel Corp.	3,400	(27,438)
Cavium, Inc.	3,500	(214,795)
Cypress Semiconductor Corp.	190,335	(1,621,654)
Entegris, Inc.	300	(3,957)
Fairchild Semiconductor International, Inc.	400	(5,616)
Integrated Device Technology, Inc. (b)	5,895	(119,669)
Integrated Silicon Solution, Inc.	500	(10,745)
Intel Corp. (b)	3,630	(109,408)
InvenSense, Inc.	1,000	(9,290)
IPG Photonics Corp. (b)	4,490	(341,106)
Lam Research Corp. (b)	5,440	(355,395)
Linear Technology Corp. (b)	3,755	(151,514)
Maxim Integrated Products, Inc. (b)	4,730	(157,982)
Maxwell Technologies, Inc.	200	(1,084)
Monolithic Power Systems, Inc.	300	(15,360)
NeoPhotonics Corp.	6,300	(42,903)
NVIDIA Corp.	700	(17,255)
Pixelworks, Inc.	10,600	(38,266)
Qorvo, Inc.	23	(1,036)
QuickLogic Corp.	5,000	(7,950)
Rubicon Technology, Inc.	1,000	(1,030)
Sigma Designs, Inc.	300	(2,067)
Skyworks Solutions, Inc.	5,700	(479,997)
SunEdison Semiconductor Ltd.	600	(6,324)
Texas Instruments, Inc. (b)	2,190	(108,449)
Universal Display Corp.	400	(13,560)
Xilinx, Inc. (b)	6,065	(257,156)

		(5,061,078)

Software — (0.5)%
ACI Worldwide, Inc.	100	(2,112)
Actua Corp.	100	(1,176)
Amber Road, Inc.	2,000	(8,440)
ANSYS, Inc.	700	(61,698)
athenahealth, Inc. (b)	8,060	(1,074,801)
Avid Technology, Inc.	3,100	(24,676)
Barracuda Networks, Inc.	800	(12,464)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Bazaarvoice, Inc.	500	$(2,255)
Benefitfocus, Inc.	3,100	(96,875)
Box, Inc. Class A	5,200	(65,416)
Brightcove, Inc.	500	(2,460)
BroadSoft, Inc.	100	(2,996)
CA, Inc. (b)	16,410	(447,993)
Callidus Software, Inc.	500	(8,495)
Castlight Health, Inc. Class B	17,500	(73,500)
CDK Global, Inc.	400	(19,112)
Cerner Corp. (b)	112,010	(6,716,120)
ChannelAdvisor Corp.	3,200	(31,808)
Cornerstone OnDemand, Inc.	2,600	(85,800)
Datawatch Corp.	800	(4,704)
Demandware, Inc.	6,300	(325,584)
Digital Turbine, Inc.	3,100	(5,611)
Envestnet, Inc.	6,100	(182,817)
FireEye, Inc. (b)	38,925	(1,238,594)
FleetMatics Group plc	200	(9,818)
Glu Mobile, Inc.	94,500	(412,965)
Guidewire Software, Inc.	1,100	(57,838)
Hortonworks, Inc.	4,800	(105,072)
inContact, Inc.	7,700	(57,827)
Inovalon Holdings, Inc.	3,200	(66,656)
Jack Henry & Associates, Inc.	6,500	(452,465)
Jive Software, Inc.	1,500	(7,005)
KEYW Holding Corp.	2,400	(14,760)
LivePerson, Inc.	100	(756)
MedAssets, Inc. (b)	18,520	(371,511)
Merge Healthcare, Inc.	300	(2,130)
Mitek Systems, Inc.	700	(2,233)
MobileIron, Inc.	4,400	(13,640)
NeuStar, Inc. Class A	2,000	(54,420)
OPOWER, Inc.	5,000	(44,550)
Oracle Corp. (b)	8,145	(294,197)
Paylocity Holding Corp.	2,100	(62,979)
PROS Holdings, Inc. (b)	19,525	(432,283)
Quality Systems, Inc.	200	(2,496)
Rosetta Stone, Inc.	1,500	(10,050)
Seachange International, Inc.	300	(1,890)
ServiceNow, Inc. (b)	1,460	(101,397)
Solera Holdings, Inc.	14,000	(756,000)
Splunk, Inc.	100	(5,535)
SPS Commerce, Inc.	300	(20,367)
Tableau Software, Inc. Class A	4,200	(335,076)
TubeMogul, Inc.	7,600	(79,952)
Ultimate Software Group, Inc.	200	(35,802)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Varonis Systems, Inc.	3,100	$(48,298)
Veeva Systems, Inc. Class A	700	(16,387)
VirnetX Holding Corp.	18,300	(65,148)
Vringo, Inc.	30,400	(17,024)
Workday, Inc. Class A	1,600	(110,176)
Xura, Inc.	1,300	(29,094)
Zendesk, Inc.	100	(1,971)
Zynga, Inc. Class A	200	(456)

		(14,595,731)

Specialty Finance — (0.7)%
Alliance Data Systems Corp.	45	(11,654)
Ally Financial, Inc.	210,600	(4,292,028)
Altisource Portfolio Solutions SA	15,800	(376,672)
Altisource Residential Corp.	100	(1,392)
Apollo Residential Mortgage, Inc.	17,800	(225,348)
Arlington Asset Investment Corp. Class A	6,700	(94,135)
ARMOUR Residential REIT, Inc.	44,162	(885,006)
Blackstone Mortgage Trust, Inc. Class A	8,600	(235,984)
CAI International, Inc.	100	(1,008)
Chimera Investment Corp.	42	(562)
CIT Group, Inc. (b)	2,785	(111,484)
Colony Financial, Inc.	22,500	(440,100)
CYS Investments, Inc.	7,200	(52,272)
Discover Financial Services (b)	1,625	(84,484)
Encore Capital Group, Inc.	8,800	(325,600)
Enova International, Inc.	800	(8,176)
Everi Holdings, Inc.	2,900	(14,877)
Fidelity National Information Services, Inc.	1,500	(100,620)
First American Financial Corp.	4,000	(156,280)
FNFV Group	133	(1,559)
GATX Corp.	100	(4,415)
Green Dot Corp. Class A	5,900	(103,840)
Hatteras Financial Corp.	2,300	(34,845)
Impac Mortgage Holdings, Inc.	100	(1,635)
Invesco Mortgage Capital, Inc.	121,867	(1,491,652)
JAVELIN Mortgage Investment Corp.	4,500	(27,135)
JG Wentworth Co. Class A	4,300	(21,199)
Ladder Capital Corp.	300	(4,296)
LendingClub Corp.	171,400	(2,267,622)
MGIC Investment Corp.	11,600	(107,416)
Nationstar Mortgage Holdings, Inc.	95,100	(1,319,037)
New Residential Investment Corp.	1,300	(17,030)
New York Mortgage Trust, Inc.	11,500	(63,135)
Ocwen Financial Corp.	150,200	(1,007,842)
On Deck Capital, Inc.	2,600	(25,740)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Orchid Island Capital, Inc.	23,000	$(212,750)
PennyMac Mortgage Investment Trust	200	(3,094)
PHH Corp.	24,800	(350,176)
RAIT Financial Trust	50,400	(249,984)
Redwood Trust, Inc.	2,400	(33,216)
Resource Capital Corp. REIT	8,000	(89,360)
Santander Consumer USA Holdings, Inc.	10,800	(220,536)
SLM Corp.	175,600	(1,299,440)
Springleaf Holdings, Inc.	300	(13,116)
Starwood Property Trust, Inc.	5,700	(116,964)
Stewart Information Services Corp.	300	(12,273)
Stonegate Mortgage Corp.	1,300	(9,243)
Textainer Group Holdings Ltd.	2,500	(41,225)
Visa, Inc. A Shares	35,200	(2,452,032)
Walter Investment Management Corp.	10,500	(170,625)
Western Asset Mortgage Capital Corp.	54,800	(691,028)
WEX, Inc. (b)	4,010	(348,228)
Xoom Corp.	10,100	(251,288)

		(20,480,658)

Technology Services — (0.1)%
Booz Allen Hamilton Holding Corp.	800	(20,968)
Endurance International Group Holdings, Inc.	100	(1,336)
Engility Holdings, Inc.	100	(2,578)
EPAM Systems, Inc.	100	(7,452)
FactSet Research Systems, Inc.	100	(15,981)
FICO STRIPS—PRINCIPAL	2,300	(194,350)
Gartner, Inc.	100	(8,393)
IHS, Inc. Class A	500	(58,000)
IMS Health Holdings, Inc. (b)	17,000	(494,700)
International Business Machines Corp. (b)	3,275	(474,777)
MarketAxess Holdings, Inc.	1,000	(92,880)
MAXIMUS, Inc.	3,100	(184,636)
Morningstar, Inc.	100	(8,026)
MSCI, Inc.	400	(23,784)
Rentrak Corp.	7,500	(405,525)
ServiceSource International, Inc.	2,700	(10,800)
Spherix, Inc.	500	(170)
Thomson Reuters Corp.	28,700	(1,155,462)
Travelport Worldwide Ltd.	1,300	(17,186)
Unisys Corp.	4,100	(48,790)
WageWorks, Inc.	200	(9,016)

		(3,234,810)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.1)%
CenturyLink, Inc. (b)	2,395	$(60,163)
Cincinnati Bell, Inc.	1,000	(3,120)
Cogent Communications Holdings, Inc.	11,400	(309,624)
DigitalGlobe, Inc.	1,200	(22,824)
Frontier Communications Corp.	11,600	(55,100)
Global Eagle Entertainment, Inc.	4,200	(48,216)
Globalstar, Inc.	142,700	(224,039)
Gogo, Inc.	32,300	(493,544)
HC2 Holdings, Inc.	600	(4,206)
Intelsat SA	8,500	(54,655)
Iridium Communications, Inc.	16,200	(99,630)
Sprint Corp.	141,700	(544,128)
Straight Path Communications, Inc.	3,800	(153,558)
Verizon Communications, Inc. (b)	1,665	(72,444)
Voltari Corp.	600	(4,260)
WidePoint Corp.	1,200	(1,056)
Windstream Holdings, Inc.	40,200	(246,828)
Zayo Group Holdings, Inc.	1,100	(27,896)

		(2,425,291)

Transportation & Logistics — (0.1)%
CH Robinson Worldwide, Inc.	5,700	(386,346)
Con-way, Inc.	6,700	(317,915)
DHT Holdings, Inc.	23,600	(175,112)
Dorian LPG Ltd.	4,700	(48,457)
Eagle Bulk Shipping, Inc.	1,200	(7,116)
Echo Global Logistics, Inc.	2,400	(47,040)
Heartland Express, Inc.	900	(17,946)
Hornbeck Offshore Services, Inc.	4,300	(58,179)
Macquarie Infrastructure Co. LLC	21,900	(1,635,054)
Nordic American Tankers Ltd.	63,100	(959,120)
Odyssey Marine Exploration, Inc.	800	(288)
Scorpio Bulkers, Inc.	6,300	(9,198)
UTi Worldwide, Inc.	900	(4,131)
XPO Logistics, Inc.	30,600	(729,198)

		(4,395,100)

Transportation Equipment — (0.1)%
Clean Diesel Technologies, Inc.	13,100	(20,043)
Cummins, Inc. (b)	610	(66,234)
Greenbrier Cos., Inc.	2,000	(64,220)
Meritor, Inc.	5,100	(54,213)
Navistar International Corp.	106,100	(1,349,592)
Wabash National Corp.	2,800	(29,652)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
WABCO Holdings, Inc.	100	$(10,483)
Wabtec Corp.	2,300	(202,515)

		(1,796,952)

Utilities — (0.5)%
ALLETE, Inc.	1,700	(85,833)
American States Water Co., Inc.	1,800	(74,520)
American Water Works Co., Inc.	2,600	(143,208)
Aqua America, Inc.	8,000	(211,760)
Atlantic Power Corp.	39,500	(73,470)
Calpine Corp.	5,300	(77,380)
Cleco Corp.	900	(47,916)
CMS Energy Corp.	5,400	(190,728)
Consolidated Edison, Inc.	8,300	(554,855)
Duke Energy Corp.	1,600	(115,104)
Dynegy, Inc.	67,500	(1,395,225)
Edison International	1,600	(100,912)
FirstEnergy Corp.	100	(3,131)
Genie Energy Ltd. Class B	2,000	(16,460)
Great Plains Energy, Inc.	23,200	(626,864)
Laclede Group, Inc.	11,700	(638,001)
NextEra Energy, Inc.	700	(68,285)
NorthWestern Corp.	10,600	(570,598)
NRG Energy, Inc.	185,300	(2,751,705)
NRG Yield, Inc. Class C	2,600	(30,186)
OGE Energy Corp.	400	(10,944)
ONE Gas, Inc.	400	(18,132)
Ormat Technologies, Inc.	100	(3,403)
Pattern Energy Group, Inc.	60,300	(1,151,127)
Pepco Holdings, Inc.	32,200	(779,884)
Piedmont Natural Gas Co., Inc.	600	(24,042)
PNM Resources, Inc.	800	(22,440)
Portland General Electric Co.	10,700	(395,579)
Public Service Enterprise Group, Inc.	800	(33,728)
Questar Corp.	900	(17,469)
SCANA Corp.	5,500	(309,430)
South Jersey Industries, Inc.	1,400	(35,350)
Southern Co.	52,800	(2,360,160)
TECO Energy, Inc.	18,900	(496,314)
TerraForm Power, Inc.	14,900	(211,878)
UGI Corp.	7,800	(271,596)
Vectren Corp.	600	(25,206)
WEC Energy Group, Inc.	1,471	(76,816)
Westar Energy, Inc.	11,100	(426,684)
WGL Holdings, Inc.	100	(5,767)

		(14,452,090)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Waste & Environmental Service Equipment & Facility — (0.0)%
Covanta Holding Corp.	9,400	$(164,030)
MagneGas Corp.	3,800	(3,800)
Tetra Tech, Inc.	200	(4,862)
US Ecology, Inc.	500	(21,825)
Vertex Energy, Inc.	600	(1,284)

		(195,801)

Total United States		(462,453,659)

TOTAL COMMON STOCK (PROCEEDS $628,654,857)		(545,484,043)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.4)%
Australia — (0.0)%
Metals & Mining — (0.0)%
PT FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (b),(e)	$865,000	(809,856)

Total Australia		(809,856)

Netherlands — (0.0)%
Cable & Satellite — (0.0)%
Neptune Finco Corp., 10.88%, 10/15/25 (b),(e)	266,000	(269,990)

Total Netherlands		(269,990)

United States — (0.4)%
Cable & Satellite — (0.1)%
Cablevision Systems Corp., 5.88%, 09/15/22 (b)	43,000	(32,787)
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.13%, 12/15/21 (b),(e)	1,346,000	(1,194,575)
CSC Holdings LLC, 5.25%, 06/01/24 (b)	174,000	(138,113)

		(1,365,475)

Consumer Finance — (0.0)%
First Data Corp., 5.38%, 08/15/23 (b),(e)	450,000	(447,750)

Consumer Products — (0.0)%
American Achievement Corp., 10.88%, 04/15/16 (b),(e)	378,000	(376,110)

Entertainment Resources — (0.0)%
LTF Merger Sub, Inc., 8.50%, 06/15/23 (b),(e)	619,000	(591,145)

Exploration & Production — (0.1)%
Clayton Williams Energy, Inc., 7.75%, 04/01/19 (b)	264,000	(226,050)
Oasis Petroleum, Inc., 6.88%, 03/15/22 (b)	3,036,000	(2,413,620)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Oasis Petroleum, Inc., 7.25%, 02/01/19 (b)	$1,164,000	$(1,038,870)

		(3,678,540)

Financial Services — (0.1)%
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (b),(e)	927,000	(776,363)

Medical Equipment/Devices — (0.0)%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.63%, 10/15/23 (b),(e)	90,000	(82,350)

Medical Equipment/Devices — (0.0)%
Alere, Inc., 6.38%, 07/01/23 (b),(e)	300,000	(306,000)

Pharmaceuticals — (0.1)%
Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25 (b),(e)	1,849,000	(1,780,402)

Publishing & Broadcasting — (0.0)%
Sinclair Television Group, Inc., 5.38%, 04/01/21 (b)	270,000	(265,950)
Sinclair Television Group, Inc., 5.63%, 08/01/24 (b),(e)	532,000	(487,445)

		(753,395)

Software & Services — (0.0)%
Italics Merger Sub, Inc., 7.13%, 07/15/23 (b),(e)	568,000	(545,280)

Transportation & Logistics — (0.0)%
Navistar International Corp., 8.25%, 11/01/21 (b)	425,000	(340,531)

Wireless Telecommunication Services — (0.0)%
Sprint Capital Corp., 6.88%, 11/15/28 (b)	360,000	(262,800)
Sprint Corp., 7.63%, 02/15/25 (b)	524,000	(408,393)

		(671,193)

Total United States		(11,714,534)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $13,107,615)		(12,794,380)

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (3.9)%
Alerian MLP ETF	23,752	(296,425)
Consumer Staples Select Sector SPDR Fund	264,246	(12,469,769)
Financial Select Sector SPDR Fund	325,907	(7,385,053)
Health Care Select Sector SPDR Fund (b)	108,165	(7,163,768)
iShares iBoxx $ Investment Grade Corporate Bond ETF	37,968	(4,407,705)
iShares Nasdaq Biotechnology ETF (b)	21,804	(6,613,807)
iShares Russell 2000 ETF	46,703	(5,099,968)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
iShares U.S. Healthcare ETF (b)	30,700	$(4,295,544)
iShares U.S. Healthcare Providers ETF (b)	33,620	(4,164,845)
Powershares QQQ Trust Series 1	151,700	(15,436,992)
SPDR S&P 500 ETF Trust (b)	123,256	(23,619,547)
SPDR S&P Biotech ETF (b)	53,280	(3,316,680)
SPDR S&P Regional Banking ETF	218,616	(9,002,607)
Vanguard FTSE Developed Markets ETF	299,386	(10,670,117)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $120,555,669)		(113,942,827)

TOTAL SECURITIES SOLD SHORT — (22.8)% (PROCEEDS $762,318,141)		$(672,221,250)

Footnote Legend:

(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition “Other Assets” may include pending sales that are also on loan.
(d)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Security considered illiquid.
(g)	Variable/floating interest rate security. Rate presented is as of September 30, 2015.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2015. Maturity date presented is the ultimate maturity.
(l)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.
(m)	Approximates cost for federal tax purposes.
(n)	Assets, other than investments in securities, less liabilities other than securities sold short.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Options Written Contracts Outstanding at September 30, 2015

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Alstom SA	30.00 EUR	10/16/15	1,206	$(108,701)	$(21,561)	$87,140
Alstom SA	29.00 EUR	10/16/15	288	(14,030)	(4,988)	9,042
Atos	70.00 EUR	11/20/15	306	(59,655)	(71,462)	(11,807)
Comcast Corp.	62.50 USD	11/20/15	3,702	(196,048)	(140,676)	55,372
Imperial Tobacco Group PLC	33.00 GBP	12/18/15	43	(59,719)	(151,400)	(91,681)
S&P 500 Index	1,940.00 USD	10/16/15	64	(105,405)	(153,600)	(48,195)
S&P 500 Index	1,950.00 USD	10/16/15	172	(290,157)	(307,880)	(17,723)
SabMiller PLC	37.00 GBP	11/20/15	31	(85,032)	(117,004)	(31,972)
Shire PLC	285.00 USD	01/15/16	221	(128,883)	(18,232)	110,651
Shire PLC	265.00 USD	10/16/15	221	(105,777)	(7,072)	98,705
Vodafone Group PLC	2.70 GBP	10/16/15	4,291	(136,039)	(16,228)	119,811
Vodafone Group PLC	2.60 GBP	11/20/15	1,793	(51,203)	(6,781)	44,422

				$(1,340,649)	$(1,016,884)	$323,765

Exchange-Traded Put Options Written
Alstom SA	28.00 EUR	10/16/15	1,221	$(94,456)	$(97,551)	$(3,095)
Alstom SA	29.00 EUR	10/16/15	933	(107,204)	(183,486)	(76,282)
Apple, Inc.	107.00 USD	10/02/15	2,384	(146,480)	(71,520)	74,960
Atos	66.00 EUR	11/20/15	306	(57,964)	(57,443)	521
iShares Russell 2000 ETF	94.00 USD	01/15/16	808	(108,463)	(138,168)	(29,705)
iShares Russell 2000 ETF	93.00 USD	10/16/15	943	(12,455)	(7,073)	5,382
S&P 500 Index	1,800.00 USD	10/16/15	183	(118,393)	(132,675)	(14,282)
S&P 500 Index	1,775.00 USD	10/16/15	40	(75,878)	(24,000)	51,878
SPDR S&P 500 ETF Trust	178.00 USD	10/02/15	1,737	(41,615)	(3,474)	38,141
SPDR S&P 500 ETF Trust	180.00 USD	10/09/15	943	(62,302)	(36,777)	25,525
SPDR S&P 500 ETF Trust	182.00 USD	10/16/15	468	(43,036)	(54,756)	(11,720)

				$(868,246)	$(806,923)	$61,323

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Put Options Written
Financial Select Sector SPDR Fund	Morgan Stanley & Co. International plc	18.75 USD	01/13/16	616,800	$(59,380)	$(151,314)	$(91,934)

					$(59,380)	$(151,314)	$(91,934)

Total Options Written Outstanding					$(2,268,275)	$(1,975,121)	$293,154

Reverse Repurchase Agreements Outstanding at September 30, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	1.33%	09/28/15	01/04/16	$4,210,000	$4,210,467
BNP Paribas Securities Corp.	1.83%	09/28/15	01/04/16	997,000	997,152
Credit Suisse Securities (USA) LLC	1.70%	08/04/15	11/04/15	1,364,000	1,367,736
Credit Suisse Securities (USA) LLC	1.70%	08/04/15	11/04/15	638,000	639,748
Credit Suisse Securities (USA) LLC	1.85%	07/21/15	10/19/15	14,034,000	14,085,786
Credit Suisse Securities (USA) LLC	1.92%	08/27/15	11/16/15	5,570,000	5,580,421
Credit Suisse Securities (USA) LLC	1.93%	09/28/15	12/17/15	9,015,000	9,016,447
Credit Suisse Securities (USA) LLC	1.96%	09/14/15	10/14/15	474,000	474,438
Credit Suisse Securities (USA) LLC	1.99%	09/14/15	12/15/15	2,611,000	2,613,448
Credit Suisse Securities (USA) LLC	2.08%	08/17/15	11/16/15	4,989,000	5,001,989
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	1,264,000	1,269,347
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	1,251,000	1,256,292
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/22/15	2,725,000	2,736,528
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	357,000	358,510
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	591,000	593,500
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	750,000	753,173
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	1,372,000	1,377,804
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	221,000	221,935
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	1,473,000	1,479,231
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	848,000	851,587
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/22/15	4,178,000	4,195,675
Credit Suisse Securities (USA) LLC	2.15%	07/22/15	10/20/15	1,497,000	1,503,333
Credit Suisse Securities (USA) LLC	2.19%	09/14/15	12/15/15	585,000	585,604
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	09/28/15	10/28/15	5,569,000	5,569,784
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	09/28/15	10/28/15	18,095,000	18,097,548
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	09/28/15	10/28/15	8,063,000	8,064,136
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.71%	09/17/15	10/19/15	2,945,000	2,946,958
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.71%	09/14/15	10/14/15	930,000	930,751
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.79%	09/30/15	10/13/15	2,225,000	2,225,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.80%	09/03/15	10/05/15	1,119,000	1,120,567
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.80%	09/03/15	10/05/15	2,287,000	2,290,202

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.80%	09/24/15	10/23/15	$1,103,000	$1,103,386
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.80%	09/11/15	10/13/15	458,000	458,458
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.84%	07/29/15	10/29/15	1,516,000	1,520,959
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.89%	07/24/15	10/26/15	1,441,000	1,446,220
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.89%	07/24/15	10/26/15	1,791,000	1,797,488
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.90%	07/30/15	10/30/15	1,212,000	1,216,030
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%	09/14/15	10/14/15	456,000	456,411
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%	09/14/15	10/14/15	1,489,000	1,490,343
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%	09/17/15	10/19/15	296,000	296,220
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.93%	08/21/15	11/23/15	7,647,000	7,663,808
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	09/03/15	10/05/15	1,015,000	1,016,539
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	08/05/15	11/05/15	541,000	542,670
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	08/06/15	11/06/15	1,466,000	1,470,447
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	08/06/15	11/06/15	1,294,000	1,297,925
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	08/06/15	11/06/15	1,986,000	1,992,024
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	09/24/15	10/23/15	1,550,000	1,550,588
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.95%	09/24/15	10/23/15	203,000	203,066
Royal Bank of Canada	0.02%	09/24/15	12/21/15	7,684,000	7,686,608
Royal Bank of Canada	1.30%	07/27/15	10/27/15	2,601,000	2,607,176
Royal Bank of Canada	1.40%	08/05/15	11/05/15	1,226,000	1,228,725
Royal Bank of Canada	1.43%	09/30/15	01/04/16	5,180,000	5,180,000
Royal Bank of Canada	1.50%	04/16/15	10/20/15	714,000	718,888
Royal Bank of Canada	1.51%	09/10/15	01/11/16	923,000	923,812
Royal Bank of Canada	1.51%	09/10/15	01/11/16	1,152,000	1,153,013
Royal Bank of Canada	1.51%	09/10/15	01/11/16	2,223,000	2,224,955
Royal Bank of Canada	1.51%	05/11/15	11/12/15	697,000	701,163
Royal Bank of Canada	1.52%	05/21/15	11/23/15	484,000	486,692
Royal Bank of Canada	1.52%	05/22/15	11/23/15	2,822,000	2,837,697
Royal Bank of Canada	1.52%	05/22/15	11/23/15	3,065,000	3,082,049
Royal Bank of Canada	1.62%	08/17/15	02/17/16	1,912,000	1,915,869
Royal Bank of Canada	1.69%	08/05/15	02/05/16	951,000	953,541
Royal Bank of Canada	1.82%	07/28/15	01/27/16	9,014,000	9,043,616
Royal Bank of Canada	1.84%	08/06/15	02/08/16	518,000	519,479
Royal Bank of Canada	1.86%	09/10/15	01/11/16	803,000	803,870
Royal Bank of Canada	1.86%	09/10/15	01/11/16	1,100,000	1,101,192

Total Reverse Repurchase Agreements Outstanding				$170,780,000	$171,106,024

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Futures Contracts Outstanding at September 30, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Long Futures
Australian 10-Year Bond	599	SFE	76,539,941 AUD	12/15/15	$686,637
CAC40 10 Euro	253	Euronext	11,522,474 EUR	10/16/15	(290,723)
Canada 10-Year Bond	192	CDE	27,506,851 CAD	12/18/15	(212,192)
CBOE Volatility Index	59	CFE	1,213,766 USD	11/18/15	91,609
CHF Currency	76	CME	9,754,287 USD	12/14/15	13,613
Cocoa	326	ICE	10,379,476 USD	12/15/15	(227,836)
Coffee	180	ICE	8,281,856 USD	03/18/16	115,144
Corn	233	CBOT	4,773,895 USD	07/14/16	11,342
Corn	331	CBOT	6,269,825 USD	12/14/15	147,438
Cotton No. 2	719	ICE	23,373,746 USD	12/08/15	(1,645,566)
DAX Index	28	Eurex	7,089,926 EUR	12/18/15	(366,816)
Euro FX	128	CME	17,895,504 USD	12/14/15	(9,104)
Euro-BTP	559	Eurex	74,640,911 EUR	12/08/15	1,726,605
FTSE 100 Index	2	ICE	118,341 GBP	12/18/15	3,069
Gasoline RBOB	181	NYMEX	10,610,503 USD	10/30/15	(220,850)
Gold 100 Oz	132	COMEX	14,465,832 USD	12/29/15	254,808
Hang Seng Index	145	HKFE	153,047,743 HKD	10/29/15	(297,513)
IBEX 35 Index	203	MEFF	19,705,528 EUR	10/16/15	(378,484)
Japanese YEN Currency	264	CME	27,344,064 USD	12/14/15	187,836
Live Cattle	170	CME	9,543,559 USD	02/29/16	(480,859)
Long Gilt	320	ICE	37,688,047 GBP	12/29/15	621,972
Mex Bolsa Index	292	MexDer	125,530,823 MXN	12/18/15	(60,630)
Nasdaq 100 E-Mini	89	CME	7,701,559 USD	12/18/15	(291,419)
Nikkei 225	123	OSE	2,200,833,490 JPY	12/10/15	(515,680)
NY Harbor ULSD	66	NYMEX	4,302,406 USD	10/30/15	(40,733)
OMXS30 Index	1,174	Nasdaq OMX	173,196,546 SEK	10/16/15	(838,338)
S&P 500 E-Mini	2,070	CME	197,839,389 USD	12/18/15	(288,939)
S&P/TSX 60 Index	35	CDE	5,460,086 CAD	12/17/15	(65)
Soybean Meal	570	CBOT	17,595,376 USD	12/14/15	17,624
SPI 200	364	SFE	46,255,469 AUD	12/17/15	(485,553)
Sugar 11	437	ICE	5,929,119 USD	02/29/16	374,868
Swiss Market Index	35	Eurex	3,042,550 CHF	12/18/15	(73,261)
U.S. Treasury 10-Year Note	800	CBOT	101,746,258 USD	12/21/15	1,241,242
Wheat	167	CBOT	4,060,689 USD	03/14/16	277,136
Wheat	103	CBOT	2,512,654 USD	12/14/15	128,009

					$(825,609)

Short Futures
90 Day Eurodollar	34	CME	8,349,057 USD	06/19/17	$(48,943)
90 Day Eurodollar	4	CME	971,222 USD	06/15/20	(4,928)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
90 Day Eurodollar	9	CME	2,192,627 USD	03/18/19	$(13,611)
90 Day Eurodollar	13	CME	3,171,948 USD	12/17/18	(17,765)
90 Day Eurodollar	12	CME	2,922,774 USD	06/17/19	(16,026)
90 Day Eurodollar	1	CME	241,960 USD	03/15/21	(1,515)
90 Day Eurodollar	69	CME	17,089,003 USD	06/13/16	(49,735)
90 Day Eurodollar	83	CME	20,631,606 USD	12/14/15	(32,281)
90 Day Eurodollar	82	CME	20,345,784 USD	03/14/16	(47,616)
90 Day Eurodollar	51	CME	12,595,901 USD	09/19/16	(53,374)
90 Day Eurodollar	40	CME	9,857,279 USD	12/19/16	(48,221)
90 Day Eurodollar	27	CME	6,610,093 USD	12/18/17	(42,369)
90 Day Eurodollar	25	CME	6,128,835 USD	09/18/17	(38,665)
90 Day Eurodollar	24	CME	5,868,389 USD	03/19/18	(38,611)
90 Day Eurodollar	10	CME	2,427,587 USD	12/16/19	(16,913)
90 Day Eurodollar	13	CME	3,159,429 USD	09/16/19	(21,346)
90 Day Eurodollar	39	CME	9,592,788 USD	03/13/17	(52,887)
90 Day Eurodollar	18	CME	4,393,766 USD	06/18/18	(31,759)
90 Day Eurodollar	15	CME	3,661,937 USD	09/17/18	(22,251)
90 Day Eurodollar	9	CME	2,187,564 USD	03/16/20	(10,573)
90 Day Eurodollar	3	CME	731,467 USD	09/14/20	(45)
AUD/USD Currency	132	CME	9,243,599 USD	12/14/15	19,439
Australian 10-Year Bond	90	SFE	11,524,057 AUD	12/15/15	(86,393)
Brent Crude	6	ICE	301,083 USD	11/13/15	6,783
British Pond Currency	210	CME	20,131,103 USD	12/14/15	295,290
Canadian Currency	195	CME	14,761,851 USD	12/15/15	160,251
Coffee	61	ICE	2,732,554 USD	12/18/15	(43,327)
Dax Index	5	Eurex	1,225,144 EUR	12/18/15	19,786
Euro Stoxx 50	5,965	Eurex	192,240,890 EUR	12/18/15	8,785,822
Euro-BOBL	2	Eurex	257,058 EUR	12/08/15	(1,097)
Euro-Bund	678	Eurex	104,178,219 EUR	12/08/15	(1,920,365)
Euro-Oat	233	Eurex	34,627,940 EUR	12/08/15	(781,643)
FTSE 100 Index	304	ICE	18,374,596 GBP	12/18/15	118,532
FTSE/JSE Top 40	961	Safex	427,366,815 ZAR	12/17/15	(571,356)
Gasoline RBOB	58	NYMEX	3,885,017 USD	03/31/16	6,905
Hang Seng Index	12	HKFE	12,487,197 HKD	10/29/15	1,548
Japan 10-Year Bond	255	OSE	37,691,764,455 JPY	12/14/15	(742,179)
Lean Hogs	347	CME	8,700,706 USD	12/14/15	(560,724)
Live Cattle	248	CME	14,143,656 USD	12/31/15	1,155,896
Low Sulphur Gasoil	82	ICE	4,084,301 USD	06/10/16	68,351
Low Sulphur Gasoil	96	ICE	4,713,401 USD	03/10/16	98,201
Low Sulphur Gasoil	116	ICE	5,523,610 USD	11/12/15	106,410
Nasdaq 100 E-Mini	25	CME	2,143,071 USD	12/18/15	61,571
Natural Gas	290	NYMEX	8,361,881 USD	10/28/15	1,039,114
Natural Gas	138	NYMEX	4,036,674 USD	11/25/15	309,294
NY Harbor ULSD	61	NYMEX	4,136,107 USD	01/29/16	64,065
NY Harbor ULSD	55	NYMEX	3,656,373 USD	12/31/15	15,351

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Platinum	191	NYMEX	9,227,778 USD	01/27/16	$545,873
S&P 500	12	CME	5,799,408 USD	12/17/15	73,308
S&P 500 E-Mini	356	CME	34,420,211 USD	12/18/15	445,351
S&P/TSX 60 Index	122	CDE	19,059,255 CAD	12/17/15	20,423
SGX CNX Nifty	736	SGX	11,818,813 USD	10/29/15	78,141
Silver	160	COMEX	12,123,245 USD	12/29/15	508,845
Soybean Oil	707	CBOT	11,492,649 USD	12/14/15	(104,979)
Swiss Market Index	314	Eurex	27,307,806 CHF	12/18/15	669,348
Topix Index	441	OSE	6,505,341,990 JPY	12/10/15	2,339,241
U.S. Treasury 10-Year Note	59	CBOT	7,527,154 USD	12/21/15	(68,175)
U.S. Treasury 2-Year Note	91	CBOT	19,909,093 USD	12/31/15	(22,751)
U.S. Treasury Long Bond	49	CBOT	7,594,865 USD	12/21/15	(114,979)
WTI Crude	77	NYMEX	3,825,852 USD	03/21/16	136,782
WTI Crude	47	NYMEX	2,180,673 USD	10/20/15	61,443

					$11,583,962

Total Futures Contracts Outstanding					$10,758,353

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	21,461,000	USD	15,343,113	State Street Bank and Trust Company	12/16/15	$(339,318)
AUD	13,340	USD	9,315	Morgan Stanley & Co. LLC	12/21/15	9
BRL	16,587,087	USD	4,556,704	State Street Bank and Trust Company	12/02/15	(462,492)
BRL	41,570,000	USD	10,848,687	State Street Bank and Trust Company	12/02/15	(587,910)
BRL	5,087,062	USD	1,331,692	Morgan Stanley Capital Services LLC	10/02/15	(48,538)
BRL	2,068,000	USD	523,677	State Street Bank and Trust Company	12/02/15	(13,230)
BRL	5,710,678	USD	1,387,265	Morgan Stanley Capital Services LLC	10/02/15	53,188
BRL	8,173,858	USD	1,931,213	Morgan Stanley Capital Services LLC	10/02/15	130,550
BRL	2,370,126	USD	559,983	Morgan Stanley Capital Services LLC	10/02/15	37,855
BRL	5,718,822	USD	1,387,054	JPMorgan Chase Bank, N.A.	10/02/15	55,454
CAD	161,874	USD	122,145	Morgan Stanley & Co. LLC	12/16/15	(882)
CAD	12,802,689	USD	9,661,313	State Street Bank and Trust Company	12/16/15	(70,739)
CHF	512,400	USD	530,777	Morgan Stanley & Co. LLC	12/21/15	(3,467)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	381,000	USD	392,998	State Street Bank and Trust Company	12/16/15	$(1,001)
CHF	500,190	USD	517,153	Morgan Stanley & Co. LLC	12/21/15	(2,408)
CHF	297,000	USD	307,304	Morgan Stanley & Co. LLC	12/16/15	(1,695)
CHF	1,470,805	USD	1,514,483	Morgan Stanley & Co. LLC	12/21/15	(881)
CHF	132,289	USD	135,415	Morgan Stanley & Co. LLC	12/21/15	723
CHF	9,170,000	USD	9,430,082	Morgan Stanley & Co. LLC	12/16/15	5,728
CZK	48,595,400	USD	2,011,815	State Street Bank and Trust Company	12/16/15	(10,129)
DKK	25,100,097	USD	3,806,340	Morgan Stanley & Co. LLC	12/21/15	(39,987)
EUR	619,417	USD	699,814	State Street Bank and Trust Company	12/16/15	(6,796)
EUR	180,370	USD	203,897	Morgan Stanley & Co. LLC	12/21/15	(2,072)
EUR	1,006,000	USD	1,135,070	State Street Bank and Trust Company	12/16/15	(9,535)
EUR	762,000	USD	864,240	Morgan Stanley & Co. LLC	12/16/15	(11,708)
EUR	2,050,000	USD	2,286,898	Morgan Stanley & Co. LLC	12/16/15	6,657
EUR	21,000	USD	23,553	Morgan Stanley & Co. LLC	12/16/15	(58)
EUR	2,170,679	USD	2,428,801	State Street Bank and Trust Company	12/16/15	(198)
EUR	1,945,000	USD	2,174,685	Morgan Stanley & Co. LLC	12/16/15	1,395
GBP	15,189,276	USD	23,327,690	State Street Bank and Trust Company	12/16/15	(357,260)
GBP	244,900	USD	379,310	Morgan Stanley & Co. LLC	12/21/15	(8,953)
GBP	4,446,085	USD	6,866,000	Morgan Stanley & Co. LLC	12/16/15	(142,322)
GBP	222,136	USD	338,649	Morgan Stanley & Co. LLC	12/21/15	(2,718)
HUF	8,407,731,000	USD	30,049,611	State Street Bank and Trust Company	12/16/15	(86,719)
ILS	2,732,000	USD	703,598	State Street Bank and Trust Company	12/16/15	(6,463)
JPY	5,555,612,480	USD	46,137,979	State Street Bank and Trust Company	12/16/15	230,725
JPY	499,032,000	USD	4,155,137	State Street Bank and Trust Company	12/16/15	9,924
JPY	46,000,000	USD	384,313	Morgan Stanley & Co. LLC	12/16/15	(374)
JPY	150,000,000	USD	1,250,625	Morgan Stanley & Co. LLC	12/16/15	1,350
JPY	420,274,000	USD	3,500,075	JPMorgan Chase Bank, N.A.	10/30/15	4,457
MXN	154,480,211	USD	9,139,219	State Street Bank and Trust Company	12/16/15	(55,166)
MXN	307,439,000	USD	18,355,225	State Street Bank and Trust Company	12/16/15	(276,584)
NOK	364,000	USD	44,282	State Street Bank and Trust Company	12/16/15	(1,575)
NZD	2,665,000	USD	1,688,064	State Street Bank and Trust Company	12/16/15	6,623

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	25,758,465	USD	6,821,447	State Street Bank and Trust Company	12/16/15	$(57,755)
RUB	780,081,096	USD	11,177,548	State Street Bank and Trust Company	12/16/15	445,763
RUB	25,427,000	USD	375,196	State Street Bank and Trust Company	12/16/15	3,670
SEK	7,993,000	USD	967,055	State Street Bank and Trust Company	12/16/15	(10,387)
TRY	68,211,750	USD	22,020,839	State Street Bank and Trust Company	12/16/15	8,306
TRY	1,036,000	USD	334,291	State Street Bank and Trust Company	12/16/15	288
USD	31,286,068	AUD	44,643,999	State Street Bank and Trust Company	12/16/15	74,596
USD	86,081	AUD	120,255	Morgan Stanley & Co. LLC	12/21/15	2,030
USD	1,470,689	AUD	2,080,000	JPMorgan Chase Bank, N.A.	10/30/15	12,957
USD	3,779,497	BRL	13,631,890	Morgan Stanley Capital Services LLC	10/02/15	341,008
USD	1,000,000	BRL	3,711,000	State Street Bank and Trust Company	10/02/15	63,943
USD	1,396,367	BRL	5,339,708	Morgan Stanley Capital Services LLC	10/02/15	49,487
USD	559,983	BRL	2,367,326	Morgan Stanley Capital Services LLC	10/02/15	(37,149)
USD	1,399,956	BRL	5,718,822	JPMorgan Chase Bank, N.A.	10/02/15	(42,551)
USD	1,370,861	BRL	5,718,822	JPMorgan Chase Bank, N.A.	11/04/15	(56,018)
USD	1,000,000	BRL	4,056,000	State Street Bank and Trust Company	11/02/15	(12,573)
USD	9,674,345	CAD	12,802,689	State Street Bank and Trust Company	12/16/15	83,770
USD	2,936,248	CAD	3,895,000	JPMorgan Chase Bank, N.A.	10/30/15	17,930
USD	24,891,906	CHF	24,204,018	State Street Bank and Trust Company	12/16/15	(10,760)
USD	15,626,204	CHF	15,130,854	Morgan Stanley & Co. LLC	12/16/15	56,755
USD	800,246	CHF	780,000	Morgan Stanley & Co. LLC	12/16/15	(2,364)
USD	31,426	CHF	30,555	Morgan Stanley & Co. LLC	12/21/15	(18)
USD	3,912,685	CHF	3,800,000	Morgan Stanley & Co. LLC	12/16/15	2,535
USD	4,207,427	CNH	27,790,053	Morgan Stanley Capital Services LLC	08/22/16	(44,821)
USD	2,770,557	CNH	18,415,337	Morgan Stanley Capital Services LLC	08/22/16	(47,234)
USD	16,728,289	CZK	402,399,000	State Street Bank and Trust Company	12/16/15	153,132
USD	92,971	DKK	616,161	Morgan Stanley & Co. LLC	12/21/15	514
USD	809,958	DKK	5,392,848	Morgan Stanley & Co. LLC	12/21/15	743

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,595,709	EUR	8,567,444	State Street Bank and Trust Company	12/16/15	$10,268
USD	28,419,728	EUR	25,223,865	Morgan Stanley & Co. LLC	12/16/15	199,084
USD	28,952,000	EUR	25,549,903	State Street Bank and Trust Company	12/16/15	366,582
USD	1,944,820	EUR	1,721,425	State Street Bank and Trust Company	12/16/15	18,852
USD	1,213,544	EUR	1,078,663	JPMorgan Chase Bank, N.A.	12/16/15	6,728
USD	399,377	EUR	352,544	Morgan Stanley Capital Services LLC	12/16/15	4,948
USD	775,569	EUR	678,765	State Street Bank and Trust Company	12/16/15	16,152
USD	6,044,431	EUR	5,338,000	Morgan Stanley & Co. LLC	12/16/15	72,237
USD	616,371	EUR	549,246	State Street Bank and Trust Company	12/16/15	1,862
USD	1,845,561	EUR	1,652,972	JPMorgan Chase Bank, N.A.	12/16/15	(3,796)
USD	50,267,970	EUR	45,000,000	State Street Bank and Trust Company	10/29/15	(35,335)
USD	11,181,709	EUR	10,040,000	JPMorgan Chase Bank, N.A.	10/30/15	(41,601)
USD	1,852,643	EUR	1,657,682	Morgan Stanley Capital Services LLC	12/16/15	(1,984)
USD	646,182	EUR	578,182	Morgan Stanley Capital Services LLC	12/16/15	(692)
USD	394,499	EUR	350,000	Morgan Stanley & Co. LLC	12/16/15	2,916
USD	94,970	EUR	84,360	Morgan Stanley & Co. LLC	12/21/15	575
USD	26,802	EUR	24,000	Morgan Stanley & Co. LLC	12/16/15	(49)
USD	214,600	EUR	191,100	Morgan Stanley Capital Services LLC	12/16/15	796
USD	586,417	GBP	379,229	Morgan Stanley & Co. LLC	12/16/15	12,920
USD	1,110,153	GBP	724,000	State Street Bank and Trust Company	12/16/15	15,262
USD	127,346	GBP	82,000	Morgan Stanley & Co. LLC	12/16/15	3,340
USD	4,000,000	GBP	2,588,987	State Street Bank and Trust Company	10/29/15	84,012
USD	122,878	GBP	80,000	Morgan Stanley & Co. LLC	12/16/15	1,897
USD	4,695,110	GBP	3,055,000	JPMorgan Chase Bank, N.A.	10/30/15	74,299
USD	106,197	GBP	70,000	Morgan Stanley & Co. LLC	12/16/15	338
USD	16,058,528	HUF	4,453,624,000	State Street Bank and Trust Company	12/16/15	187,010
USD	35,184,009	ILS	136,255,353	State Street Bank and Trust Company	12/16/15	415,199
USD	190,848	JPY	23,000,000	Morgan Stanley & Co. LLC	12/16/15	(1,122)
USD	40,097,497	JPY	4,830,064,311	Morgan Stanley & Co. LLC	12/16/15	(216,655)
USD	182,681	JPY	22,000,000	Morgan Stanley & Co. LLC	12/16/15	(942)
USD	148,064	JPY	17,753,000	Morgan Stanley & Co. LLC	12/16/15	(111)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	572,061	JPY	68,522,000	Morgan Stanley & Co. LLC	12/16/15	$142
USD	524,553	JPY	63,057,000	Morgan Stanley & Co. LLC	12/16/15	(1,753)
USD	58,373	JPY	7,000,000	Morgan Stanley & Co. LLC	12/16/15	(52)
USD	1,528,056	JPY	183,000,000	Morgan Stanley & Co. LLC	12/16/15	646
USD	700,187	JPY	84,000,000	Morgan Stanley & Co. LLC	12/16/15	(920)
USD	24,181,025	NOK	199,553,908	State Street Bank and Trust Company	12/16/15	768,093
USD	41,558,559	NZD	65,677,196	State Street Bank and Trust Company	12/16/15	(205,905)
USD	6,867,734	PLN	25,758,465	State Street Bank and Trust Company	12/16/15	104,042
USD	2,797,818	RUB	188,377,053	Morgan Stanley Capital Services LLC	12/16/15	(10,605)
USD	9,312,536	SEK	78,332,398	State Street Bank and Trust Company	12/16/15	(62,934)
USD	2,821,042	TRY	8,719,559	JPMorgan Chase Bank, N.A.	12/16/15	4,455
USD	191,234	ZAR	2,649,642	State Street Bank and Trust Company	12/17/15	2,565
USD	6,976,520	ZAR	95,346,000	State Street Bank and Trust Company	12/17/15	187,358

Total Forward Foreign Currency Exchange Contracts Outstanding						$967,379

Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at September 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russia 09/20	1.00%	09/22/20	Credit Suisse Securities (USA) LLC	4,281,890 USD	$(460,629)	$(523,269)	$62,640

Total Centrally Cleared Credit Default Swap on Single-Name Issues (Sell Protection)					$(460,629)	$(523,269)	$62,640

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil 06/20	(1.00%)	06/23/20	Credit Suisse Securities (USA) LLC	4,722,000 USD	$717,838	$328,236	$389,602
Turkey 09/20	(1.00%)	09/22/20	Credit Suisse Securities (USA) LLC	4,178,000 USD	385,842	333,473	52,369

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection)					$1,103,680	$661,709	$441,971

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA8	(0.50%)	10/26/57	JPMorgan Chase Bank, N.A.	34,976,312 USD	$1,956,873	$1,930,402	$26,471
CMBX.NA.BB6	(5.00%)	05/11/63	JPMorgan Chase Bank, N.A.	1,220,983 USD	43,227	3,493	39,734
CMBX.NA.BB6	(5.00%)	05/11/63	Credit Suisse Securities (USA) LLC	3,204,636 USD	113,457	(22,717)	136,174
CMBX.NA.BBB-.6	(3.00%)	05/11/63	Morgan Stanley Capital Services LLC	1,182,813 USD	31,160	(13,776)	44,936
CMBX.NA.BBB-.6	(3.00%)	05/11/63	Credit Suisse Securities (USA) LLC	2,394,609 USD	63,083	38,352	24,731
CMBX.NA.BBB-.7	(3.00%)	01/26/47	Morgan Stanley Capital Services LLC	1,251,974 USD	70,522	11,653	58,869
CMBX.NA.BBB-7	(3.00%)	01/17/47	JPMorgan Chase Bank, N.A.	2,583,496 USD	145,526	65,916	79,610

Total OTC Credit Default Swaps on Index (Buy Protection)					$2,423,848	$2,013,323	$410,525

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA8	0.50%	10/26/57	Credit Suisse Securities (USA) LLC	286,463 USD	$(16,027)	$(16,054)	$27

Total OTC Credit Default Swaps on Index (Sell Protection)					$(16,027)	$(16,054)	$27

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at September 30, 2015

Reference Obligation	Rating	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russia 09/20	BB	1.00%	09/22/20	Morgan Stanley Capital Services LLC	4,101,251 USD	$(441,197)	$(481,571)	$40,374

Total OTC Credit Default Swaps on Single-Name Issues (Sell Protection)						$(441,197)	$(481,571)	$40,374

OTC Total Return Swaps Outstanding at September 30, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Adecco SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	5,068,412 CHF	$(210,154)
Airbus Group	12/28/15	Credit Suisse Securities (Europe) Limited	4,657,798 EUR	(158,297)
Alcatel Lucent	12/28/15	Credit Suisse Securities (Europe) Limited	15,584,577 EUR	634,198
Alstom	12/28/15	Credit Suisse Securities (Europe) Limited	8,278,834 EUR	(128,640)
Altice NV	11/07/16	Credit Suisse Securities (Europe) Limited	2,102,198 EUR	(272,038)
Altice NV	05/24/17	Morgan Stanley Capital Services LLC	877,730 EUR	(113,584)
Altice NV	11/07/16	Credit Suisse Securities (Europe) Limited	5,978,417 EUR	(836,400)
Altice NV	05/24/17	Morgan Stanley Capital Services LLC	3,265,290 EUR	(456,825)
Amadeus IT Holding SA	12/29/15	Credit Suisse Securities (Europe) Limited	4,819,589 EUR	374,772
Amazon.com, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	5,440,005 USD	(224,358)
Amazon.com, Inc.	05/24/17	Morgan Stanley Capital Services LLC	16,088,875 USD	(658,462)
Anheuser-Busch InBev NV	06/13/16	Credit Suisse Securities (Europe) Limited	171,382 EUR	2,594
Astrazeneca PLC	06/23/16	Morgan Stanley Capital Services LLC	9,326,373 GBP	(793,159)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Atlantia SpA	12/28/15	Credit Suisse Securities (Europe) Limited	6,637,087 EUR	$264,139
Atos	12/28/15	Credit Suisse Securities (Europe) Limited	12,829,134 EUR	59,023
AutoZone, Inc.	05/24/17	Morgan Stanley Capital Services LLC	17,104,338 USD	(513,430)
AutoZone, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,142,375 USD	(94,326)
Banco Santander SA	12/29/15	Credit Suisse Securities (Europe) Limited	3,908,546 EUR	(249,147)
Bayer AG REG	07/07/16	Morgan Stanley Capital Services LLC	5,907,462 EUR	(386,996)
Bayer AG REG	12/24/15	Credit Suisse Securities (Europe) Limited	6,195,695 EUR	(277,195)
Beazer Homes USA, Inc.	09/01/15	Credit Suisse Securities (Europe) Limited	2,840,466 USD	(359,246)
Beazer Homes USA, Inc.	05/24/17	Morgan Stanley Capital Services LLC	71,569 USD	(9,052)
BG Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	4,355,817 GBP	(839,882)
BG Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	11,302,100 GBP	(851,087)
BNP Parbias SA	12/28/15	Credit Suisse Securities (Europe) Limited	6,480,813 EUR	(317,079)
Burlington Stores, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,517,665 USD	(126,492)
Burlington Stores, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,269,494 USD	(114,024)
Cadence Design SYS, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	8,309,528 USD	(196,165)
Cadence Design SYS, Inc.	05/24/17	Morgan Stanley Capital Services LLC	5,504,851 USD	(129,954)
Cap Gemini	12/28/15	Credit Suisse Securities (Europe) Limited	2,228,346 EUR	26,934
Casino Guiichard Perrachon	12/28/15	Credit Suisse Securities (Europe) Limited	5,032,933 EUR	(48,591)
Commerzbank AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,164,034 EUR	(157,046)
Criteo SA Spon ADR	08/25/16	Credit Suisse Securities (Europe) Limited	4,828,981 USD	(308,264)
Croda International PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,796,233 GBP	25,648
Dassault Aviation SA	12/28/15	Credit Suisse Securities (Europe) Limited	4,487,998 EUR	(445,805)
Delhaize Group	06/13/16	Credit Suisse Securities (Europe) Limited	4,742,480 EUR	13,214
Deutsche Bank AG REG	12/24/15	Credit Suisse Securities (Europe) Limited	6,745,043 EUR	(573,395)
Dollar General Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,252,077 USD	16,851
Dollar General Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,161,377 USD	30,402
Dynegy, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,843,559 USD	20,786
Dynegy, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,228,554 USD	16,291

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Electrolux AB	12/28/15	Credit Suisse Securities (Europe) Limited	68,185,519 SEK	$(199,930)
Endesa SA	12/29/15	Credit Suisse Securities (Europe) Limited	5,443,119 EUR	(39,681)
Enel SpA	12/28/15	Credit Suisse Securities (Europe) Limited	2,406,407 EUR	(13,449)
ENI SpA	12/28/15	Credit Suisse Securities (Europe) Limited	2,481,241 EUR	(132,312)
Faiveley Transport SA	12/28/15	Credit Suisse Securities (Europe) Limited	910,494 EUR	(7,107)
Ferrovial SA	12/29/16	Credit Suisse Securities (Europe) Limited	3,639,524 EUR	93,130
Fresenius Medical Care AG & Co. KgaA	12/24/15	Credit Suisse Securities (Europe) Limited	7,526,915 EUR	(172,228)
Google, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,716,973 USD	(77,626)
Google, Inc.	05/24/17	Morgan Stanley Capital Services LLC	15,617,226 USD	(308,475)
HCA Holdings, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	8,977,431 USD	(725,363)
HCA Holdings, Inc.	05/24/17	Morgan Stanley Capital Services LLC	7,739,859 USD	(625,369)
HEINEKEN NV	12/28/15	Credit Suisse Securities (Europe) Limited	613,171 EUR	6,218
Home Deport, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	9,629,666 USD	(63,283)
Home Deport, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,331,596 USD	(48,769)
HSBC Holdings PLC	12/29/15	Credit Suisse Securities (Europe) Limited	3,744,268 GBP	(102,031)
Impax Laboratories, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,197,413 USD	(722,433)
Impax Laboratories, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,797,488 USD	(309,372)
Imperial Tobacco Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	8,556,509 GBP	514,573
Italcementi SpA	12/28/15	Credit Suisse Securities (Europe) Limited	1,139,986 EUR	(20,949)
KONINKLIJKE DSM NV	12/28/15	Credit Suisse Securities (Europe) Limited	4,712,245 EUR	(461,913)
LafargeHolcim Ltd.	12/28/15	Credit Suisse Securities (Europe) Limited	4,033,084 EUR	(495,653)
Linde AG	12/24/15	Credit Suisse Securities (Europe) Limited	5,078,010 EUR	(142,504)
Lloyds Banking Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	4,229,848 GBP	(27,534)
Masonite International Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,480,750 USD	(248,625)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Masonite International Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,619,841 USD	$(258,560)
Mead Johnson Nutrition Co.	08/25/16	Credit Suisse Securities (Europe) Limited	5,357,727 USD	(334,476)
Mohawk Industries, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,024,628 USD	(233,242)
Mohawk Industries, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,606,242 USD	(200,979)
Norwegian Cruise Line Holdings Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	3,557,218 USD	(280,231)
Norwegian Cruise Line Holdings Ltd.	05/24/17	Morgan Stanley Capital Services LLC	4,876,418 USD	(384,155)
Numericable SFR	11/07/16	Credit Suisse Securities (Europe) Limited	7,336,664 EUR	(646,656)
Numericable SFR	05/24/17	Morgan Stanley Capital Services LLC	3,432,739 EUR	(302,563)
Orange	12/28/15	Credit Suisse Securities (Europe) Limited	5,574,683 EUR	(136,896)
Pirelli & Co.	12/28/15	Credit Suisse Securities (Europe) Limited	3,697,088 EUR	(19,227)
Prudential PLC	12/29/15	Credit Suisse Securities (Europe) Limited	3,697,453 GBP	(84,546)
Publicis Groupe	12/28/15	Credit Suisse Securities (Europe) Limited	5,952,232 EUR	(48,487)
Pultegroup, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	8,543,611 USD	(292,949)
Pultegroup, Inc.	05/24/17	Morgan Stanley Capital Services LLC	7,888,689 USD	(270,492)
Puma SE	12/24/15	Credit Suisse Securities (Europe) Limited	488,102 EUR	7,774
Renault SA	12/28/15	Credit Suisse Securities (Europe) Limited	3,944,838 EUR	(580,482)
Roche Holding AG Genusschein	12/27/16	Credit Suisse Securities (Europe) Limited	6,057,112 CHF	(85,577)
Royal Bank of Scotland Group	12/28/16	Credit Suisse Securities (Europe) Limited	10,577,056 GBP	(1,713,235)
Royal Bank of Scotland Group	12/29/15	Credit Suisse Securities (Europe) Limited	2,897,870 GBP	(100,052)
RSA Insurance Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	5,161,065 GBP	(1,630,672)
SabMiller PLC	12/29/15	Credit Suisse Securities (Europe) Limited	531,874 GBP	25,120
Sanofi Aventis	12/28/15	Credit Suisse Securities (Europe) Limited	7,576,599 EUR	(279,822)
Shire PLC	12/28/16	Credit Suisse Securities (Europe) Limited	13,570,132 GBP	(3,293,042)
Six Flags Entertainment Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	9,903,452 USD	(98,521)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Six Flags Entertainment Corp.	05/24/17	Morgan Stanley Capital Services LLC	7,514,092 USD	$(74,751)
Skandinaviska Enskilda Ban A	12/28/15	Credit Suisse Securities (Europe) Limited	63,979,695 SEK	(474,070)
Smith & Nephew PLC	12/29/15	Credit Suisse Securities (Europe) Limited	10,575,785 GBP	(32,453)
Starbucks Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	7,192,717 USD	(118,240)
Starbucks Corp.	05/24/17	Morgan Stanley Capital Services LLC	4,135,337 USD	(67,980)
Tim Participacoes ADR	08/25/16	Credit Suisse Securities (Europe) Limited	3,854,969 USD	(526,140)
TripAdvisor, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,170,596 USD	(47,579)
TripAdvisor, Inc.	05/24/17	Morgan Stanley Capital Services LLC	11,089,983 USD	(450,757)
TUI AG DI	12/24/15	Credit Suisse Securities (Europe) Limited	4,685,722 EUR	(16,141)
UBM PLC	12/29/15	Credit Suisse Securities (Europe) Limited	4,119,665 GBP	(4,356)
Union Pacific Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	5,478,712 USD	119,939
Union Pacific Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,801,821 USD	184,862
United Rentals, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	5,636,453 USD	(285,878)
United Rentals, Inc.	05/24/17	Morgan Stanley Capital Services LLC	5,211,173 USD	(267,556)
Visa, Inc.	05/24/17	Morgan Stanley Capital Services LLC	12,214,326 USD	(222,079)
Visa, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,944,097 USD	(86,705)
Vodafone Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	11,048,130 GBP	(1,553,316)
Vodafone Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	5,736,059 GBP	(385,961)

Total Buys				$(28,246,055)

Sells
ABB Ltd. REG	12/27/16	Credit Suisse Securities (Europe) Limited	5,929,306 CHF	38,213
ADT Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	6,106,326 USD	70,652
ADT Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,859,486 USD	67,796
AGCO Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	4,354,592 USD	(173,834)
AGCO Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,566,527 USD	(222,214)
Allianz SE REG	12/24/15	Credit Suisse Securities (Europe) Limited	2,245,324 EUR	14,957
America Movil ADR	09/01/16	Credit Suisse Securities (Europe) Limited	1,102,008 USD	79,516
Avon Products, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,857,171 USD	134,061

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Avon Products, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,939,754 USD	$184,856
AXA SA	12/28/15	Credit Suisse Securities (Europe) Limited	5,043,833 EUR	174,809
Blackberry Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	5,475,535 USD	794,220
Blackberry Ltd.	05/24/17	Morgan Stanley Capital Services LLC	5,615,064 USD	814,458
Bovespa Index	10/14/15	Morgan Stanley Capital Services LLC	80,429,679 BRL	1,527,347
British American Tobacco PLC	12/29/15	Credit Suisse Securities (Europe) Limited	516,004 GBP	(36,192)
Chesapeake Energy Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	1,902,906 USD	62,761
Chesapeake Energy Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,352,051 USD	77,574
CSL LTD	03/02/17	Morgan Stanley Capital Services LLC	7,470,225 AUD	207,044
Deere & Co.	10/25/16	Credit Suisse Securities (Europe) Limited	10,806,601 USD	513,275
Deere & Co.	05/24/17	Morgan Stanley Capital Services LLC	10,521,435 USD	461,949
Distribuidora Internacional	12/29/15	Credit Suisse Securities (Europe) Limited	1,617,793 EUR	(43,729)
Elekta AB	12/28/15	Credit Suisse Securities (Europe) Limited	26,079,388 SEK	7,509
Ericsson LM	12/28/15	Credit Suisse Securities (Europe) Limited	3,735,234 SEK	(9,803)
Fresenius Medical Care AG & Co. KgaA	07/07/16	Morgan Stanley Capital Services LLC	623,916 EUR	(14,350)
Groupon, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,782,099 USD	602,570
Groupon, Inc.	05/24/17	Morgan Stanley Capital Services LLC	5,724,181 USD	721,277
GUESS? Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,236,120 USD	47,308
GUESS?, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,728,764 USD	257,517
iBoxx Liquid High Yield Index	12/21/15	JPMorgan Chase Bank, N.A.	100,000 USD	2,388
iBoxx Liquid High Yield Index	12/21/15	Morgan Stanley Capital Services LLC	1,300,000 USD	20,503
Infineon Technologies AG	12/24/15	Credit Suisse Securities (Europe) Limited	4,636,163 EUR	(6,580)
iShares MSCI Brazil Capped ETF	08/25/16	Credit Suisse Securities (Europe) Limited	990,275 USD	65,038
J.C. Penny Co., Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	5,794,511 USD	49,473
J.C. Penny Co., Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,583,692 USD	39,135
K S AG REG	11/07/16	Credit Suisse Securities (Europe) Limited	2,737,660 EUR	29,862

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
K S AG REG	05/24/17	Morgan Stanley Capital Services LLC	2,393,152 EUR	$26,104
Keurig Green Mountain, Inc.	05/24/17	Morgan Stanley Capital Services LLC	9,701,957 USD	516,193
Keurig Green Mountain, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	6,303,367 USD	335,371
KOSPI2 Index	12/10/15	Morgan Stanley Capital Services LLC	44,960,394,600 KRW	(1,558,091)
L’Oreal	12/28/15	Credit Suisse Securities (Europe) Limited	306,751 EUR	(18,295)
Las Vegas Sands Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,002,553 USD	273,155
Las Vegas Sands Corp.	05/24/17	Morgan Stanley Capital Services LLC	7,148,768 USD	650,355
Mattel, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	5,649,055 USD	412,739
Mattel, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,367,581 USD	246,047
Merck KgaA	07/07/16	Morgan Stanley Capital Services LLC	5,477,031 EUR	310,251
Nestle SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	310,847 CHF	(1,454)
Nokia Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	8,389,218 EUR	(319,385)
Philp Morris International	08/25/16	Credit Suisse Securities (Europe) Limited	1,008,402 USD	17,412
Pilgrim’s Pride Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	4,219,072 USD	(43,073)
Pilgrim’s Pride Corp.	05/24/17	Morgan Stanley Capital Services LLC	143,147 USD	(1,461)
Potash Corp. of Saskatchewan	10/25/16	Credit Suisse Securities (Europe) Limited	3,172,860 USD	29,779
Potash Corp. of Saskatchewan	05/24/17	Morgan Stanley Capital Services LLC	6,840,459 USD	140,111
Royal Dutch Petroleum	12/28/16	Credit Suisse Securities (Europe) Limited	3,337,522 GBP	840,604
Royal Dutch Petroleum	12/29/15	Credit Suisse Securities (Europe) Limited	4,140,149 GBP	229,084
RR Donnelley & Sons Co.	10/25/16	Credit Suisse Securities (Europe) Limited	5,708,156 USD	126,507
RR Donnelley & Sons Co.	05/24/17	Morgan Stanley Capital Services LLC	5,662,712 USD	125,500
SAFRAN SA	12/28/15	Credit Suisse Securities (Europe) Limited	411,249 EUR	14,264
Sainsbury (J) PLC	12/26/16	Credit Suisse Securities (Europe) Limited	1,075,138 GBP	(231,956)
SAP SE	12/24/15	Credit Suisse Securities (Europe) Limited	1,763,850 EUR	8,059
Siemens AG Reg	12/24/15	Credit Suisse Securities (Europe) Limited	2,376,445 EUR	149,874
Sprint Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	4,636,570 USD	534,167
Sprint Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,876,790 USD	677,049
Stora Enso Oyj	11/07/16	Credit Suisse Securities (Europe) Limited	4,123,205 EUR	96,819

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Stora Enso Oyj	05/24/17	Morgan Stanley Capital Services LLC	3,533,656 EUR	$82,976
Telefonica Brasil	08/25/16	Credit Suisse Securities (Europe) Limited	1,619,301 USD	193,990
Telefonica SA	12/29/15	Credit Suisse Securities (Europe) Limited	938,420 EUR	67,490
Tesla Motors, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	5,217,342 USD	251,578
Tesla Motors, Inc.	05/24/17	Morgan Stanley Capital Services LLC	312,750 USD	15,167
Twitter, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	9,182,058 USD	(51,411)
Twitter, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,896,148 USD	(38,612)
Unilever DR	12/28/15	Credit Suisse Securities (Europe) Limited	2,014,272 EUR	(87,206)
United States Steel Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	2,511,017 USD	181,115
United States Steel Corp.	05/24/17	Morgan Stanley Capital Services LLC	825,529 USD	59,544
UPM-Kymmene Oyj	11/07/16	Credit Suisse Securities (Europe) Limited	4,869,777 EUR	126,915
UPM-Kymmene Oyj	05/24/17	Morgan Stanley Capital Services LLC	3,127,062 EUR	81,497
Valeant Pharmaceuticals International, Inc.	05/24/17	Morgan Stanley Capital Services LLC	5,216,914 USD	(315,899)
Volkswagen AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,399,364 EUR	899,794
Wal-Mart Stores, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	10,571,028 USD	(179,185)
Wal-Mart Stores, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,098,895 USD	(54,469)
Whole Foods Market, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	7,490,344 USD	(59,637)
Whole Foods Market, Inc.	05/24/17	Morgan Stanley Capital Services LLC	7,286,572 USD	(107,217)
Wynn Resorts Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	1,827,260 USD	215,971
Wynn Resorts Ltd.	05/24/17	Morgan Stanley Capital Services LLC	4,570,228 USD	540,173
Yelp, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,739,406 USD	170,768
Yelp, Inc.	05/24/17	Morgan Stanley Capital Services LLC	9,600,455 USD	402,969

Total Sells				$12,541,406

Total OTC Total Return Swaps Outstanding				$(15,704,649)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2015

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	Three-Month Libor	0.000%	12/18/45	Credit Suisse Securities (USA) LLC	1,423,000 USD	$56,900	$6,398	$50,502
Pays	Three-Month Libor	2.000%	12/16/25	Credit Suisse Securities (USA) LLC	973,000 USD	38,012	23,936	14,076
Receives	Three-Month Libor	1.297%	08/13/18	Morgan Stanley & Co. LLC	5,500,000 USD	(51,296)	—	(51,296)
Receives	Three-Month Libor	1.500%	12/16/20	Credit Suisse Securities (USA) LLC	6,092,000 USD	(151,347)	(84,863)	(66,484)
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley & Co. LLC	2,311,250 USD	(64,324)	—	(64,324)
Receives	Three-Month Libor	2.043%	10/27/25	Morgan Stanley & Co. LLC	3,900,000 USD	(249)	—	(249)
Receives	Three-Month Libor	2.043%	12/18/17	Credit Suisse Securities (USA) LLC	19,716,000 USD	(249,678)	(191,604)	(58,074)
Receives	Three-Month Libor	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(74,644)	—	(74,644)
Receives	Three-Month Libor	2.331%	08/26/25	Morgan Stanley & Co. LLC	38,000,000 USD	(1,153,656)	—	(1,153,656)
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	$(109,936)	$—	$(109,936)

Total Centrally Cleared Interest Rate Swaps						$(1,760,218)	$(246,133)	$(1,514,085)

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

OTC	Over the Counter
REGS	Regulation-S
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
VRN	Variable Rate Notes
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of September 30, 2015 (Unaudited)

	Multi-Manager Fund	Multi-Strategy Fund
Assets:
Total investments in securities, at value (cost of $1,320,862,267 and $2,623,466,810, respectively)[1]	$1,250,281,759	$2,493,537,230
Cash	169,940,366	428,957,750
Cash denominated in foreign currencies (cost of $12,629,353 and $18,400,298, respectively)	12,054,078	18,719,477
Segregated cash balance with broker for securities sold short	303,707,430	617,710,615
Segregated cash balance with custodian for derivative financial instruments	55,789,243	116,516,886
Segregated cash balance with broker for futures contracts	31,636,654	73,926,006
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	36,690,246	67,332,514
Unrealized appreciation on forward foreign currency exchange contracts	2,008,749	4,424,643
Income receivable	5,580,870	8,833,575
Receivable for investments sold	78,002,170	152,255,037
Receivable for Fund shares sold	12,669,535	23,361,637
Receivable for periodic payments from swap contracts	1,467,859	2,173,615
Variation margin receivable	2,332,692	2,811,492
Swap contracts, premium paid	1,422,668	2,049,816
Unrealized appreciation on swap contracts	10,463,516	19,002,853
Prepaid expenses and other assets	44,232	58,611

Total Assets	1,974,092,067	4,031,671,757

Liabilities:
Securities sold short, at value (proceeds of $393,435,850 and $762,318,141, respectively)	337,064,692	672,221,250
Securities lending collateral payable	62,800,339	85,494,806
Options written, at value (premiums received $1,227,389 and $2,268,275, respectively)	1,055,857	1,975,121
Unrealized depreciation on forward foreign currency exchange contracts	1,577,866	3,457,264
Payable for reverse repurchase agreements	154,409,994	171,106,024
Payable for investments purchased	43,037,206	82,612,075
Payable for Fund shares redeemed	41,811,729	4,099,629
Swap contracts, premium received	331,391	534,118
Unrealized depreciation on swap contracts	17,314,746	34,256,576
Variation margin payable	2,980,707	8,533,412
Payable for periodic payments from swap contracts	985,481	1,998,834
Dividend and interest income payable on securities sold short	640,692	1,010,106
Management fee payable	6,640,369	11,677,922
Payable to Investment Adviser	211,222	467,293
Accrued expenses and other liabilities	1,732,752	2,705,790

Total Liabilities	672,595,043	1,082,150,220

Net Assets	$1,301,497,024	$2,949,521,537

Net Assets Consist of:
Paid-in capital	$1,258,668,571	$2,927,909,978
Accumulated undistributed net investment loss	(16,311,352)	(11,019,275)
Accumulated undistributed net realized gain	75,425,872	77,007,421
Net unrealized appreciation (depreciation)	(16,286,067)	(44,376,587)

Net Assets	$1,301,497,024	$2,949,521,537

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of September 30, 2015 (Unaudited)

	Multi-Manager Fund	Multi-Strategy Fund
Net Asset Value:
Class I Shares
Net Assets	$1,301,497,024	$2,399,895,346
Class I Shares outstanding, no par value, unlimited shares authorized	126,028,358	231,454,470

Net asset value per share	$10.33	$10.37

Class D Shares[2]
Net Assets		$11,795,187
Class D Shares outstanding, no par value, unlimited shares authorized		1,139,022

Net asset value per share		$10.36

Class Y Shares[2]
Net Assets		$537,831,004
Class Y Shares outstanding, no par value, unlimited shares authorized		52,261,604

Net asset value per share		$10.29

[1]	Includes $62,657,413 and $86,011,490, respectively, of investments in securities on loan.
[2]	Class D Shares and Class Y Shares are currently only offered by the Multi-Strategy Fund. See Note 6.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Operations

For the Period Ended September 30, 2015 (Unaudited)

	Multi-Manager Fund	Multi-Strategy Fund
Investment Income:
Interest	$17,289,870	$19,347,968
Dividends (including net foreign taxes withheld of $109,090 and $134,752, respectively)	4,273,932	6,310,654

Total income	21,563,802	25,658,622

Expenses:
Management fees	$13,130,022	$19,353,665
Administration fees	1,207,098	1,428,376
Custodian fees	760,144	672,406
Trustees’ fees	46,500	45,000
Distribution fees - Class D	—	11,200
Shareholder service fees	51,012	1,004,251
Registration fees	18,499	112,012
Printing and postage fees	187,628	72,109
Professional fees	414,934	365,316
Dividends and interest on securities sold short	3,116,252	4,366,030
Financing fees on securities sold short	1,952,100	2,177,959
Line of credit fee	45,857	59,652
Interest fees	1,408,476	1,197,775
Offering costs	—	52,107
Other	137,574	116,304

Total expenses	22,476,096	31,034,162

Expenses recouped (reimbursed) by Investment Adviser	637,477	829,351

Net expenses	23,113,573	31,863,513

Net investment income (loss)	(1,549,771)	(6,204,891)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	1,919,078	(20,966,746)
Net realized gain (loss) on securities sold short	11,155,256	13,812,990
Net realized gain (loss) on forward foreign currency exchange contracts	1,095,944	479,887
Net realized gain (loss) on foreign currency transactions	(817,971)	(430,849)
Net realized gain (loss) on futures contracts	10,713,662	26,802,532
Net realized gain (loss) on options written	4,385,167	5,730,182
Net realized gain (loss) on swap contracts	26,070,957	34,124,515
Net change in unrealized appreciation (depreciation) on investments in securities	(93,393,960)	(147,203,233)
Net change in unrealized appreciation (depreciation) on securities sold short	44,465,100	86,253,877
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(630,179)	249,896
Net change in unrealized appreciation (depreciation) on foreign currency translations	50,735	(224,203)
Net change in unrealized appreciation (depreciation) on futures contracts	3,289,885	9,779,523
Net change in unrealized appreciation (depreciation) on options written	164,365	102,563
Net change in unrealized appreciation (depreciation) on swap contracts	(7,124,768)	(15,923,368)

Net realized and unrealized gain (loss)	1,343,271	(7,412,434)

Net decrease in net assets resulting from operations	$(206,500)	$(13,617,325)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Multi-Manager Fund
	Six-Months Ended 9/30/2015 (unaudited)	Year Ended 3/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(1,549,771)	$(6,748,871)
Net realized gain	54,522,093	71,174,284
Net unrealized appreciation (depreciation)	(53,178,822)	1,137,196

Net increase (decrease) in net assets resulting from operations	(206,500)	65,562,609

Distributions:
Distributions from net investment income	—	(9,088,938)

Distributions from net realized capital gains	—	(93,347,991)

Total distributions to shareholders	—	(102,436,929)

Capital Transactions:
Proceeds from sale of Class I Shares	116,089,842	253,883,210
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	102,434,576
Cost of Class I Shares redeemed	(143,745,214)	(172,989,869)

Net increase (decrease) in net assets resulting from capital transactions	(27,655,372)	183,327,917

Net increase (decrease) in net assets	(27,861,872)	146,453,597

Net Assets:
Beginning of period	1,329,358,896	1,182,905,299

End of period	$1,301,497,024	$1,329,358,896

Accumulated undistributed net investment loss	$(16,311,352)	$(14,761,581)

Share Transactions:
Beginning of period	128,717,599	110,951,809
Class I Shares sold	11,183,155	23,965,692
Class I Shares reinvested	—	10,301,507
Class I Shares redeemed	(13,872,396)	(16,501,409)

Net change in shares resulting from share transactions	(2,689,241)	17,765,790

End of period	126,028,358	128,717,599

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Multi-Strategy Fund
	Six-Months Ended 9/30/2015 (unaudited)	Period Ended 3/31/2015[1]
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(6,204,891)	$(5,395,359)
Net realized gain	59,552,511	20,941,539
Net unrealized appreciation (depreciation)	(66,964,945)	22,588,358

Net increase (decrease) in net assets resulting from operations	(13,617,325)	38,134,538

Distributions:
Distributions from net investment income:
Class I Shares	—	(1,545,443)
Class D Shares	—	(2,255)
Distributions from net realized capital gains:
Class I Shares	—	(2,768,920)
Class D Shares	—	(7,654)

Total distributions to shareholders	—	(4,324,272)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	1,609,983,197	1,227,560,311
Proceeds from sale of Class D Shares	6,785,164	5,979,685
Proceeds from sale of Class Y Shares	457,076,182	103,401,481
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	3,060,022
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	—	9,908
Shareholder redemptions:
Cost of Class I Shares redeemed	(299,643,948)	(164,142,829)
Cost of Class D Shares redeemed	(956,723)	(126,526)
Cost of Class Y Shares redeemed	(19,657,328)	—

Net increase in net assets resulting from capital transactions	1,753,586,544	1,175,742,052

Net increase in net assets	1,739,969,219	1,209,552,318

Net Assets:
Beginning of period	1,209,552,318	—

End of period	$2,949,521,537	$1,209,552,318

Accumulated undistributed net investment loss	$(11,019,275)	$(4,814,384)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Multi-Strategy Fund
	Six-Months Ended 9/30/2015 (unaudited)	Period Ended 3/31/2015[1]
Share Transactions:
Class I Shares
Beginning of period	105,770,058	—
Shares issued	154,349,066	121,648,983
Reinvestment in Shares	—	306,002
Shares redeemed	(28,664,654)	(16,184,927)

Net change in shares resulting from share transactions	125,684,412	105,770,058

End of period	231,454,470	105,770,058

Class D Shares
Beginning of period	579,311	—
Shares issued	651,800	590,597
Reinvestment in Shares	—	990
Shares redeemed	(92,089)	(12,276)

Net change in shares resulting from share transactions	559,711	579,311

End of period	1,139,022	579,311

Class Y Shares
Beginning of period	10,263,435	—
Shares issued	43,893,726	10,263,435
Shares redeemed	(1,895,557)	—

Net change in shares resulting from share transactions	41,998,169	10,263,435

End of period	52,261,604	10,263,435

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Cash Flows (Unaudited)

Multi-Manager Fund
Six-Months Ended 9/30/2015
Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(206,500)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(1,297,503,901)
Proceeds from disposition of investments in securities	1,133,264,442
Proceeds from securities sold short	625,499,942
Payments to cover securities sold short	(542,107,988)
Premiums paid on closing options written	(2,555,104)
Proceeds from premiums received from options written	6,103,196
Net realized gain on investments in securities	(1,919,078)
Net realized gain on securities sold short	(11,155,256)
Net realized gain on options written	(4,385,167)
Net accretion of bond discount and amortization of bond and swap premium	(1,546,751)
Net change in unrealized depreciation on investments in securities	93,393,960
Net change in unrealized appreciation on securities sold short	(44,465,100)
Net change in unrealized depreciation on options written	(164,365)
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	(13,871,561)
Segregated cash balance with custodian for derivative financial instruments	(39,575,016)
Segregated cash balance with broker for futures contracts	(4,499,488)
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	(31,827,540)
Unrealized appreciation on forward foreign currency exchange contracts	975,647
Income receivable	(396,852)
Receivable for periodic payments from swap contracts	(984,713)
Variation margin receivable	267,105
Swap contracts, premium paid	(1,262,235)
Unrealized appreciation on swap contracts	(6,358,812)
Receivable from Investment Adviser	538,978
Prepaid expenses and other assets	(24,568)
Increase (decrease) in liabilities:
Securities lending collateral payable	(12,149,056)
Cash received as collateral for swaps and reverse repurchase agreements	(1,705,808)
Unrealized depreciation on forward foreign currency exchange contracts	(345,468)
Swap contracts, premium received	228,006
Unrealized depreciation on swap contracts	14,015,543
Variation margin payable	2,959,864
Payable for periodic payments from swap contracts	811,611
Dividend and interest income payable on securities sold short	239,019
Interest payable on reverse repurchase agreements	112,172
Management fee payable	313,029
Payable to Investment Adviser	211,222
Accrued expenses and other liabilities	209,315

Net cash used for operating activities	$(139,867,276)

Cash Flows from Financing Activities:
Proceeds from shares sold	104,347,428
Cost of shares repurchased	(102,630,061)
Proceeds from reverse repurchase agreements	553,576,089
Repayment of reverse repurchase agreements	(519,024,852)

Net cash provided by financing activities	36,268,604

Net increase (decrease) in cash and foreign currency	(103,598,672)
Cash and foreign currency, beginning of period	285,593,116

Cash and foreign currency, end of period	$181,994,444

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$1,169,457

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Cash Flows (Unaudited) (Continued)

Multi-Strategy Fund
Six-Months Ended 9/30/2015
Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(13,617,325)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(3,099,314,814)
Proceeds from disposition of investments in securities	1,281,976,516
Proceeds from securities sold short	1,234,474,204
Payments to cover securities sold short	(746,180,546)
Premiums paid on closing options written	(3,387,288)
Proceeds from premiums received from options written	10,290,256
Net realized loss on investments in securities	20,966,746
Net realized gain on securities sold short	(13,812,990)
Net realized gain on options written	(5,730,182)
Net accretion of bond discount and amortization of bond and swap premium	(1,178,436)
Net change in unrealized depreciation on investments in securities	147,203,233
Net change in unrealized appreciation on securities sold short	(86,253,877)
Net change in unrealized depreciation on options written	(102,563)
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	(362,236,167)
Segregated cash balance with custodian for derivative financial instruments	(102,350,292)
Segregated cash balance with broker for futures contracts	(50,128,718)
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	(66,033,617)
Unrealized appreciation on forward foreign currency exchange contracts	(2,089,708)
Income receivable	(5,304,580)
Receivable for periodic payments from swap contracts	(1,766,611)
Variation margin receivable	(921,061)
Swap contracts, premium paid	(1,951,601)
Unrealized appreciation on swap contracts	(16,075,685)
Receivable from Investment Adviser	356,446
Prepaid expenses and other assets	16,139
Increase (decrease) in liabilities:
Securities lending collateral payable	14,135,432
Cash received as collateral for swaps and reverse repurchase agreements	(1,251,878)
Unrealized depreciation on forward foreign currency exchange contracts	1,839,812
Swap contracts, premium received	472,103
Unrealized depreciation on swap contracts	31,325,737
Variation margin payable	8,493,713
Payable for periodic payments from swap contracts	1,859,376
Dividend and interest income payable on securities sold short	712,442
Interest payable on reverse repurchase agreements	283,257
Management fee payable	7,034,442
Payable to Investment Adviser	467,293
Accrued expenses and other liabilities	747,469

Net cash used for operating activities	$(1,817,033,323)

Cash Flows from Financing Activities:
Proceeds from shares sold	2,084,368,447
Cost of shares repurchased	(334,482,911)
Proceeds from reverse repurchase agreements	462,109,866
Repayment of reverse repurchase agreements	(326,618,576)

Net cash provided by financing activities	1,885,376,826

Net increase (decrease) in cash and foreign currency	68,343,503
Cash and foreign currency, beginning of period	379,333,724

Cash and foreign currency, end of period	$447,677,227

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$485,333

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights

(For a Share Outstanding Throughout the Period)

	Multi-Manager Fund—Class I
	Six-Months Ended 9/30/2015 (unaudited)	Year Ended 3/31/2015	Period Ended 3/31/2014[1]
Net Asset Value, Beginning of Period	$10.33	$10.66	$10.00
Income From Investment Operations:
Net investment loss	(0.01)[2]	(0.06)[2]	(0.05)[2]
Net realized and unrealized gain	0.01	0.59	0.75

Total From Investment Operations	—	0.53	0.70

Less Distributions to Shareholders:
From net investment income	—	(0.08)	(0.04)
From net realized capital gains	—	(0.78)	—

Total Distributions	—	(0.86)	(0.04)

Net Asset Value, End of Period	$10.33	$10.33	$10.66

Total Return[3]	0.00%	5.24%	7.04%

Ratios to Average Net Assets:[4,5]
Total expenses before recoupment (reimbursement) from Investment Adviser	3.34%	3.08%	3.33%
Recoupment (reimbursement) from Investment Adviser	0.09%	0.04%	(0.27)%

Net expenses after recoupment (reimbursement) from Investment Adviser	3.43%	3.12%	3.06%
Excluded Expenses[6]	(1.03)%	(0.72)%	(0.66)%

Expenses, net of impact of excluded expenses	2.40%	2.40%	2.40%

Net investment loss	(0.23)%	(0.54)%	(0.69)%

Supplemental Data:
Net assets, end of period (in thousands)	$1,301,497	$1,329,359	$1,182,905
Portfolio turnover[3]	91%	265%	135%

[1]	For the period August 6, 2013 (commencement of operations) through March 31, 2014.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights (Continued)

(For a Share Outstanding Throughout the Period)

	Multi-Strategy Fund—Class I
	Six-Months Ended 9/30/2015 (unaudited)	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.38	$10.00
Income From Investment Operations:
Net investment loss	(0.03)[2]	(0.09)[2]
Net realized and unrealized gain	0.02	0.53

Total From Investment Operations	(0.01)	0.44

Less Distributions to Shareholders:
From net investment income	—	(0.02)
From net realized capital gains	—	(0.04)

Total Distributions	—	(0.06)

Net Asset Value, End of Period	$10.37	$10.38

Total Return[3]	(0.10)%	4.43%

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	3.13%	3.41%
Recoupment (reimbursement) from Investment Adviser	0.09%	(0.24)%

Net expenses after recoupment (reimbursement) from Investment Adviser	3.22%	3.17%
Excluded expenses[5]	(0.82)%	(0.77)%

Expenses, net of impact of excluded expenses	2.40%	2.40%

Net investment loss	(0.65)%	(1.11)%

Supplemental Data:
Net assets, end of period (in thousands)	$2,399,895	$1,097,917
Portfolio turnover[3]	85%	194%

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights (Continued)

(For a Share Outstanding Throughout the Period)

	Multi-Strategy Fund—Class D
	Six-Months Ended 9/30/2015 (unaudited)	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.38	$10.00
Income From Investment Operations:
Net investment loss	(0.04)[2]	(0.05)[2]
Net realized and unrealized gain	0.02	0.48

Total From Investment Operations	(0.02)	0.43

Less Distributions to Shareholders:
From net investment income	—	(0.01)
From net realized capital gains	—	(0.04)

Total Distributions	—	(0.05)

Net Asset Value, End of Period	$10.36	$10.38

Total Return[3]	(0.19)%	4.32%

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	3.37%	3.54%
Recoupment (reimbursement) from Investment Adviser	0.05%	(0.14)%

Net expenses after recoupment (reimbursement) from Investment Adviser	3.42%	3.40%
Excluded expenses[5]	(1.07)%	(1.00)%

Expenses, net of impact of excluded expenses	2.35%	2.40%

Net investment income (loss)	(0.84)%	(1.29)%

Supplemental Data:
Net assets, end of period (in thousands)	$11,795	$6,012
Portfolio turnover[3]	85%	194%

[1]	For the period November 17, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights (Continued)

(For a Share Outstanding Throughout the Period)

	Multi-Strategy Fund—Class Y
	Six-Months Ended 9/30/2015 (unaudited)	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.29	$10.00
Income From Investment Operations:
Net investment loss	(0.02)[2]	(0.02)[2]
Net realized and unrealized gain	0.02	0.31

Total From Investment Operations	—	0.29

Net Asset Value, End of Period	$10.29	$10.29

Total Return[3]	(0.10)%	2.90%

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	3.05%	3.26%
Recoupment (reimbursement) from Investment Adviser	0.01%	(0.07)%

Net expenses after recoupment (reimbursement) from Investment Adviser	3.06%	3.19%
Excluded expenses[5]	(0.85)%	(0.79)%

Expenses, net of impact of excluded expenses	2.21%	2.40%

Net investment loss	(0.44)%	(1.03)%

Supplemental Data:
Net assets, end of period (in thousands)	$537,831	$105,624
Portfolio turnover[3]	85%	194%

[1]	For the period January 28, 2015 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements

For the Period Ended September 30, 2015 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of two series that have commenced operations, Blackstone Alternative Multi-Manager Fund (“Multi-Manager Fund”) and Blackstone Alternative Multi-Strategy Fund (“Multi-Strategy Fund”) (each individually referred to as a “Fund”, and collectively, the “Funds”). The Multi-Manager Fund and the Multi-Strategy Fund are non-diversified funds that commenced operations offering Class I Shares on August 6, 2013 and June 16, 2014, respectively. The Multi-Strategy Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively.

The investment adviser of the Funds is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of each Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage each Fund’s day-to-day investment activities. Each Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Funds’ objectives by allocating the Funds’ assets among a variety of non-traditional or, “alternative,” investment strategies. The Investment Adviser determines the allocations of the Funds’ assets and allocates a majority of the Funds’ assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Funds’ assets directly. Each Sub-Adviser is responsible for the day-to-day management of the Funds’ assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

Each Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Funds. One of each Fund’s Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund II Ltd. and Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiaries”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund III L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., (the “Domestic Subsidiaries III”), and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiaries IV”), are Delaware limited liability companies. The Cayman Subsidiaries invest, directly or indirectly through the use of derivatives, in securities and commodity interests. Domestic Subsidiaries III and Domestic Subsidiaries IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Multi-Manager Fund and its applicable Subsidiaries and the Multi-Strategy Fund and its applicable Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Funds and the Cayman Subsidiaries are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Funds and the Cayman Subsidiaries, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. None of the Domestic Subsidiaries III and Domestic Subsidiaries IV intend to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiaries III and the Domestic Subsidiaries IV, and such pools are not subject to regulation by the CFTC.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the respective Prospectus of each of the Funds.

2. Basis of Presentation

Each Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Funds are investment companies in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

3. Significant Accounting Policies

The net asset value (“NAV”) of each Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV, each Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments and other investments (together the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), which provides oversight of the valuation and pricing function of each Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of a Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of each Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of September 30, 2015.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Funds do not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause an investment to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to each Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

(or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Funds may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”) as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2015, certain foreign equity securities were classified in Level 2 as a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

Short-term investments, such as money market funds, are valued at NAV. These securities are categorized as Level 1 within the fair value hierarchy.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 securities are valued by broker quotes or pricing services that may employ valuation techniques with unobservable inputs. At September 30, 2015, the values of these Level 3 securities for Multi-Manager Fund and Multi-Strategy Fund were approximately $13,828,657 and $19,708,672, respectively. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investment in Investee Fund

The fair value of investments in Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If there is no quoted price available, the Funds may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Loans

The Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. Each Fund invests in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Funds may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage-related securities (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”),

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other ABS represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although ABS and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Funds’ investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S. Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Investment Adviser, it is possible that the Fund could lose all or substantially all of its investment.

Securities Sold Short

The Funds may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby a Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby a Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Funds are obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Funds establish a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Funds are liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

net unrealized appreciation or depreciation from investments on securities sold short in the Consolidated Statement of Operations. A realized gain or loss is recognized when the short position is closed as a net realized gain or loss from investments on securities sold short in the Consolidated Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Cash

At September 30, 2015, the Multi-Manager Fund and the Multi-Strategy Fund had $169,940,366 and $428,957,750, respectively, in domestic cash and $12,054,078 and $18,719,477, respectively, in foreign cash held at a major U.S. bank.

Foreign Currency

The functional currency of each Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Funds do not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Declaration of Trust, each of the Funds’ officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds may enter into contracts that contain a variety of representations and indemnifications. The Funds expect the risk of loss pursuant to these indemnifications to be remote.

Income Taxes

The Funds’ policy is to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Funds plan to file U.S. federal and various state and local tax returns.

For the open tax years and all major jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Organization Costs

Organizational expenses associated with the establishment of the Funds were expensed by the Funds as incurred and reimbursed by the Investment Adviser in accordance with the terms of the Expense Limitation and Reimbursement agreement (see Note 7).

Offering Costs

Offering costs are amortized over 12 months on a straight-line basis beginning on the date of commencement of operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Funds, if any, are generally declared and paid in December, however, the Funds may make additional distributions at other times. Dividends and capital gain distributions paid by the Funds will be reinvested in additional Shares (see Note 6) of the Funds or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that a Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) implemented between each Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Funds to offset certain derivative financial instruments’ with collateral. At September 30, 2015, the Funds used the gross method of presentation in their consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Funds is segregated by the Funds’ custodian and identified as such in each Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Funds and the applicable counterparty. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Funds manage counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Funds may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of a Fund, a decrease in net asset value. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

terminate the contract. See Note 9 for a further discussion of the risks of a Fund, including Credit and Counterparty Risk.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of September 30, 2015, the face values of open reverse repurchase agreements for Multi-Manager Fund and Multi-Strategy Fund were $154,152,234 and $170,780,000, respectively. The weighted average daily balances of reverse repurchase agreements outstanding during the period ended September 30, 2015 for Multi-Manager Fund and Multi-Strategy Fund were approximately $136,417,977 and $115,008,531, respectively, at a weighted average weekly interest rate of 1.78% and 1.79%, respectively.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Multi-Manager Fund

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
Credit Suisse Securities (USA) LLC	$(40,693,535)	$40,693,535	$—	$—
JPMorgan Chase Bank, N.A.	(5,170,234)	5,170,234	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(85,928,154)	85,928,154	—	—
Royal Bank of Canada	(22,618,071)	22,618,071	—	—

Total	$(154,409,994)	$154,409,994	$—	$—

(1)

Excess of collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at September 30, 2015 was $197,123,308 and $2,613,640, respectively.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of September 30, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Mortgage-Backed Securities	$—	$79,819,138	$42,193,421	$10,411,064		$132,423,623
Asset-Backed Securities	—	3,133,568	14,185,477	—		17,319,045
Sovereign Debt	—	—	—	2,646,808		2,646,808
Cash	—	2,020,518	—	—		2,020,518

Total	$—	$84,973,224	$56,378,898	$13,057,872		$154,409,994

Gross amount of recognized liabilities for reverse repurchase agreements					$154,409,994

Multi-Strategy Fund

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
Credit Suisse Securities (USA) LLC	$(55,962,532)	$55,962,532	$—	$—
BNP Paribas Securities Corp.	(5,207,619)	5,207,619	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(66,767,528)	66,767,528	—	—
Royal Bank of Canada	(43,168,345)	43,168,345	—	—

Total	$(171,106,024)	$171,106,024	$—	$—

(1)

Excess of collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at September 30, 2015 was $222,140,506 and $3,985,885, respectively.

	Remaining Contractual Maturity of the Agreements As of September 30, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Mortgage-Backed Securities	$—	$74,929,757	$36,956,409	$27,017,303		$138,903,469
Asset-Backed Securities	—	12,975,020	16,211,483	—		29,186,503
Cash	—	3,016,052	—	—		3,016,052

Total	$—	$90,920,829	$53,167,892	$27,017,303		$171,106,024

Gross amount of recognized liabilities for reverse repurchase agreements					$171,106,024

Securities Lending

The Funds may lend securities, through their agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to each Fund on the next Business Day. The initial collateral received by each Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

of borrower default will be borne by the Fund’s agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that each Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investment in securities. Income from securities lending is included in investment income on the Consolidated Statement of Operations. As of September 30, 2015, the market value of securities loaned for Multi-Manager Fund and Multi-Strategy Fund amounted to $62,657,413 and $86,011,490, respectively, and each Fund had received cash collateral of $62,800,339 and $85,494,806, respectively. The market value of securities on loan are classified as common stock, convertible bonds and notes in each Fund’s Consolidated Schedule of Investments and as a component of investments in securities, at value in the Consolidated Statement of Assets and Liabilities. In addition, the value of the related collateral is shown separately as securities lending collateral payable in the Consolidated Statement of Assets and Liabilities. All of the security lending agreements are continuous.

The securities lending agreement entered into by each Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Funds can reinvest cash collateral.

The following table is a summary of each Fund’s securities lending agreements by borrower/counterparty which are subject to offset under the securities lending agreement as of September 30, 2015:

Multi-Manager Fund

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount(2)
Banca IMI Securities Corp.	$146,704	$(146,704)	$—
BNP Paribas Prime Brokerage, Inc.	2,385,813	(2,376,269)	9,544
Citadel Clearing LLC	621,591	(621,591)	—
Citadel Securities LLC	912,127	(867,709)	44,418
Citigroup Global Markets, Inc.	2,275,562	(2,275,562)	—
Credit Suisse Securities (USA) LLC	635,583	(627,218)	8,365
Deutsche Bank Securities, Inc.	4,524,777	(4,488,638)	36,139
Goldman Sachs & Co.	1,463,779	(1,463,779)	—
Industrial & Commercial Bank of China Financial Services LLC	34,828	(33,600)	1,228
Janney Montgomery Scott LLC	297,959	(297,959)	—
Jefferies LLC	640,675	(640,675)	—
JP Morgan Clearing Corp.	4,587,105	(4,558,540)	28,565
JP Morgan Securities LLC	862,555	(862,555)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,159,716	(5,031,091)	128,625
RBC Capital Markets, LLC	2,494,675	(2,494,675)	—
Sanford C. Bernstein & Co. LLC	108,418	(107,900)	518
State Street Bank and Trust Company	35,072,324	(35,072,324)	—
Timber Hill LLC	12,504	(12,504)	—
UBS Securities LLC	420,718	(420,718)	—

Total	$62,657,413	$(62,400,011)	$257,402

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Multi-Strategy Fund

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount(2)
Banca IMI Securities Corp.	$498,652	$(498,652)	$—
BNP Paribas Prime Brokerage, Inc.	6,144,099	(6,144,099)	—
Citadel Clearing LLC	570,445	(570,445)	—
Citadel Securities LLC	881,955	(875,536)	6,419
Citigroup Global Markets, Inc.	7,345,319	(7,335,958)	9,361
Deutsche Bank Securities, Inc.	7,483,022	(7,462,413)	20,609
Goldman Sachs & Co.	5,509,778	(5,509,778)	—
Industrial & Commercial Bank of China Financial Services LLC	847,781	(847,781)	—
Janney Montgomery Scott LLC	204,396	(204,396)	—
JP Morgan Clearing Corp.	7,581,022	(7,408,568)	172,454
JP Morgan Securities LLC	864,620	(864,620)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,067,757	(19,702,800)	364,957
Morgan Stanley & Co. LLC	20,479,180	(20,367,458)	111,722
National Financial Services LLC	102,814	(102,814)	—
Natixis Securities Americas, LLC	434,561	(433,682)	879
Sanford C. Bernstein & Co. LLC	234,259	(234,259)	—
SG Americas Securities, LLC	6,494,220	(6,352,452)	141,768
Timber Hill LLC	166,287	(165,219)	1,068
UBS Securities LLC	101,323	(101,323)	—

Total	$86,011,490	$(85,182,253)	$829,237

(1)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(2)	The net amount represents additional collateral to be allocated to each Fund on the next business day.

Recent Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The guidance requires that repurchase-to-maturity transactions and repurchase agreements executed as a repurchase financing be accounted for as secured borrowings. The guidance also requires new disclosure for transactions economically similar to repurchase agreements in which the transferor retains substantially all of the exposure to the economic return on the transferred financial assets throughout the term of the transaction and expanded disclosures about the nature of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for interim and annual periods beginning after December 15, 2014. The adoption of this guidance did not have a material impact on the consolidated financial statements with exception of additional disclosure reflected in Note 3.

4. Derivative Financial Instruments

In the normal course of business, the Funds enter into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Funds or to protect against exposure to

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g. inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Funds use derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts, are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, each Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Funds, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. Each Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Funds may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Funds may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. A Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Options Contracts

The Funds purchase and write call and put options. An option contract purchased by a Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by a Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Funds may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. A Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Funds may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of a Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Options Written

Each Fund’s transactions in written call and put options during the period ended September 30, 2015 were as follows:

Multi-Manager Fund

	Calls			Puts
	Contracts	Notional	Premiums	Contracts	Notional	Premiums
Options Outstanding, March 31, 2015	2,634	50,315,600	$1,210,896	525,564	7,285,400	$853,569
Options written	24,013	6,674,400	3,087,989	479,943	—	3,015,207
Options bought back	(7,180)	(56,990,000)	(1,799,651)	(158,107)	(7,285,400)	(2,177,337)
Options exercised	—	—	—	—	—	—
Options expired	(13,396)	—	(1,855,653)	(478,333)	—	(1,107,631)

Options Outstanding, September 30, 2015	6,071	—	$643,581	369,067	—	$583,808

Multi-Strategy Fund

	Calls			Puts
	Contracts	Notional	Premiums	Contracts	Notional	Premiums
Options Outstanding, March 31, 2015	2,015	10,960,000	$543,384	448,893	3,170,000	$552,105
Options written	37,833	17,700,000	5,206,403	797,025	—	5,083,853
Options bought back	(7,082)	(28,660,000)	(1,729,264)	(173,426)	(3,170,000)	(3,613,523)
Options exercised	—	—	—	—	—	—
Options expired	(20,428)	—	(2,679,874)	(445,726)	—	(1,094,809)

Options Outstanding, September 30, 2015	12,338	—	$1,340,649	626,766	—	$927,626

Swap Agreements

The Funds may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between a Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Funds as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by a Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Funds may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. A Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by a Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities and an upfront payment made by a Fund is recorded as an asset on the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Funds may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Funds may enter into OTC credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by a Fund or made by a Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Funds’ Consolidated Schedule of Investments.

At September 30, 2015, the Multi-Manager Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

Multi-Manager Fund

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (b)	$856,540	Centrally cleared swaps, at fair value (b)	$(1,219,704)
	Unrealized appreciation on futures contracts (b)	1,795,233	Unrealized depreciation on futures contracts (b)	(2,070,753)
Equity	Swap contracts, at fair value (a)	10,155,610	Swap contracts, at fair value (a)	(17,314,360)
	Unrealized appreciation on futures contracts (b)	5,375,744	Unrealized depreciation on futures contracts (b)	(1,975,822)
	Purchased options, at fair value (c)	11,738,371	Options written, at value	(1,055,857)
Commodity	Unrealized appreciation on futures contracts (b)	2,247,941	Unrealized depreciation on futures contracts (b)	(1,394,692)
Credit	Swap contracts, at fair value (a)	1,676,312	Swap contracts, at fair value (a)	(277,515)
	Centrally cleared swaps, at fair value (b)	787,097	Centrally cleared swaps, at fair value (b)	(187,059)

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$2,008,749	Unrealized depreciation on forward foreign currency exchange contracts	$(1,577,866)
	Unrealized appreciation on futures contracts (b)	315,477	Unrealized depreciation on futures contracts (b)	(4,196)

Total		$36,957,074		$(27,077,824)

Amount not subject to MNA(1)		(22,139,211)		7,818,933

Total gross amounts subject to MNA		$14,817,863		$(19,258,891)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset enforceable master netting arrangements.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended September 30, 2015:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Average Notional USD(1)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts	$577,729,125	$—	$(1,116,460)	$208,609	$26,978,808	$—	$26,070,957
Futures contracts	1,166,377,614	(2,156,245)	(1,261,339)	—	14,105,318	25,928	10,713,662
Purchased options (c)(d)	41,840,924	—	—	—	(9,966,963)	91,105	(9,875,858)
Written options (e)	47,900,800	—	—	—	4,269,026	116,141	4,385,167
Forward foreign currency exchange contracts	537,426,145	—	—	—	—	1,095,944	1,095,944

		$(2,156,245)	$(2,377,799)	$208,609	$35,386,189	$1,329,118	$32,389,872

(1)	Averages are based on monthly activity levels during the period ended September 30, 2015.

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts (b)	$—	$155,334	$764,058	$(8,044,160)	$—	$(7,124,768)
Future contracts (b)	669,179	(272,191)	—	2,581,617	311,280	3,289,885
Purchased options (c)	—	—	—	2,575,584	(434,321)	2,141,263
Options written	—	—	—	12,469	151,896	164,365
Forward foreign currency exchange contracts	—	—	—	—	(630,179)	(630,179)

	$669,179	$(116,857)	$764,058	$(2,874,490)	$(601,324)	$(2,159,434)

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

At September 30, 2015, the Multi-Strategy Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

Multi-Strategy Fund

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (b)	$94,912	Centrally cleared swaps, at fair value (b)	$(1,855,130)
	Unrealized appreciation on futures contracts (b)	4,276,456	Unrealized depreciation on futures contracts (b)	(4,559,208)
Equity	Swap contracts, at fair value (a)	18,551,927	Swap contracts, at fair value (a)	(34,256,576)
	Unrealized appreciation on futures contracts (b)	12,707,750	Unrealized depreciation on futures contracts (b)	(4,458,777)
	Purchased options, at fair value (c)	22,382,224	Options written, at value	(1,975,121)
Commodity	Unrealized appreciation on futures contracts (b)	5,449,680	Unrealized depreciation on futures contracts (b)	(3,324,874)
Credit	Swap contracts, at fair value (a)	2,423,848	Swap contracts, at fair value (a)	(457,224)
	Centrally cleared swaps, at fair value (b)	1,103,680	Centrally cleared swaps, at fair value (b)	(460,629)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	4,424,643	Unrealized depreciation on forward foreign currency exchange contracts	(3,457,264)
	Unrealized appreciation on futures contracts (b)	676,430	Unrealized depreciation on futures contracts (b)	(9,104)

Total		$72,091,550		$(54,813,907)

Amount not subject to MNA(1)		(45,024,881)		16,491,529

Total gross amounts subject to MNA		$27,066,669		$(38,322,378)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset enforceable master netting arrangements.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended September 30, 2015:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Average Notional USD(1)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts	$824,079,297	$—	$(608,048)	$408,185	$34,324,378	$—	$34,124,515
Futures contracts	1,745,474,265	(3,181,363)	(643,803)	—	30,573,887	53,811	26,802,532
Purchased options (c)(d)	11,151,574	—	—	—	(15,852,992)	(17,407)	(15,870,399)
Written options (e)	13,764,000	—	—	—	5,703,451	26,731	5,730,182
Forward foreign currency exchange contracts	779,607,481	—	—	—	—	479,887	479,887

		$(3,181,363)	$(1,251,851)	$408,185	$54,748,724	$543,022	$51,266,717

(1)	Averages are based on monthly activity levels during the period ended September 30, 2015.

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts (b)	$—	$(1,174,468)	$1,016,250	$(15,765,150)	$—	$(15,923,368)
Future contracts (b)	1,904,104	(434,412)	—	7,642,505	667,326	9,779,523
Purchased options (c)	—	—	—	4,755,679	(28,280)	4,727,399
Options written	—	—	—	162,353	(59,790)	102,563
Forward foreign currency exchange contracts	—	—	—	—	249,896	249,896

	$1,904,104	$(1,608,880)	$1,016,250	$(3,204,613)	$829,152	$(1,063,987)

(a)	Includes swap contracts premium paid/received and unrealized appreciation/depreciation on swap contracts.

(b)	Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(c)	Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments in securities and net unrealized appreciation (depreciation) on investments in securities as shown in the Consolidated Statement of Operations.

(d)	The notional of FX OTC options purchased is disclosed above. Additionally, the average number of Exchange-Traded Options and other OTC options purchased for Multi-Manager Fund and Multi-Strategy Fund were contracts of approximately 21,815,489 and 26,328,527, respectively, for the period ended September 30, 2015.

(e)	The notional of FX OTC options written is disclosed above. Additionally, the average number of Exchange-Traded Options and other OTC options written for Multi-Manager Fund and Multi-Strategy Fund were contracts of approximately 465,531 and 598,669, respectively, for the period ended September 30, 2015.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Netting Arrangements

The Funds use master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure.

Multi-Manager Fund

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2015:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral(6)	Net Amount(2)

By Counterparty (1)
Credit Suisse International	$338,785	$(55,819)	$—	$—	$282,966
Credit Suisse Securities (Europe) Limited	3,295,606	(3,295,606)	—	—	—
JP Morgan Chase Bank N.A.	1,532,583	(70,403)	—	—	1,462,180
Morgan Stanley & Co. International plc	735,754	(89,150)	—	—	646,604
Morgan Stanley & Co., LLC	180,613	(180,613)	—	—	—
Morgan Stanley Capital Services LLC	4,301,134	(4,301,134)	—	—	—
State Street Bank and Trust	184,584	(4,005)	—	—	180,579

Cayman Subsidiary
Morgan Stanley Capital Services LLC	623,881	(623,881)	—	—	—
State Street Bank and Trust	1,156,517	(1,156,517)	—	—	—

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	2,080,263	(2,080,263)	—	—	—
Morgan Stanley Capital Services LLC	14,194	—	—	—	14,194
State Street Bank and Trust	91,783	(14,452)	—	—	77,331

Domestic Subsidiary IV
Morgan Stanley & Co., LLC	1,741	(1,741)	—	—	—
Morgan Stanley Capital Services LLC	247,293	(247,293)	—	—	—
State Street Bank and Trust	33,132	—	—	—	33,132

Total	$14,817,863	$(12,120,877)	$—	$—	$2,696,986

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral(6)	Net Amount(3)

By Counterparty (1)
Credit Suisse International	$(55,819)	$55,819	$—	$—	$—
Credit Suisse Securities (Europe) Limited	(7,453,780)	3,295,606	4,158,174	—	—
JP Morgan Chase Bank N.A.	(70,403)	70,403	—	—	—
Morgan Stanley & Co. International plc	(89,150)	89,150	—	—	—
Morgan Stanley & Co., LLC	(189,993)	180,613	—	—	(9,380)
Morgan Stanley Capital Services LLC	(4,403,765)	4,301,134	102,631	—	—
State Street Bank and Trust	(4,005)	4,005	—	—	—

Cayman Subsidiary
Morgan Stanley Capital Services LLC	(629,532)	623,881	—	—	(5,651)
State Street Bank and Trust	(1,174,705)	1,156,517	—	—	(18,188)

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	(4,356,091)	2,080,263	399,910	—	(1,875,918)
State Street Bank and Trust	(14,452)	14,452	—	—	—

Domestic Subsidiary IV
Morgan Stanley & Co., LLC	(34,628)	1,741	—	—	(32,887)
Morgan Stanley Capital Services LLC	(782,568)	247,293	—	—	(535,275)

Total	$(19,258,891)	$12,120,877	$4,660,715	$—	$(2,477,299)

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Multi-Strategy Fund

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2015:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral(6)	Net Amount(2)

By Counterparty (1)
Credit Suisse International	$474,049	$(16,027)	$—	$—	$458,022
Credit Suisse Securities (Europe) Limited	6,150,377	(6,150,377)	—	—	—
JP Morgan Chase Bank N.A.	2,413,215	(143,966)	—	—	2,269,249
Morgan Stanley & Co. International plc	1,277,435	(151,314)	—	—	1,126,121
Morgan Stanley & Co., LLC	367,940	(367,940)	—	—	—
Morgan Stanley Capital Services LLC	7,139,315	(7,139,315)	—	—	—
State Street Bank and Trust	403,448	(6,994)	—	(323,128)	73,326

Cayman Subsidiary
Morgan Stanley Capital Services LLC	1,527,347	(1,527,347)	—	—	—
State Street Bank and Trust	2,706,593	(2,625,862)	—	—	80,731

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	3,914,215	(3,914,215)	—	—	—
JP Morgan Chase Bank N.A.	2,388	—	—	—	2,388
Morgan Stanley Capital Services LLC	20,503	—	—	—	20,503
State Street Bank and Trust	147,955	(47,909)	—	—	100,046

Domestic Subsidiary IV
Morgan Stanley & Co., LLC	4,594	(4,594)	—	—	—
Morgan Stanley Capital Services LLC	517,295	(517,295)	—	—	—

Total	$27,066,669	$(22,613,155)	$—	$(323,128)	$4,130,386

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral(6)	Net Amount(3)

By Counterparty (1)
Credit Suisse International	$(16,027)	$16,027	$—	$—	$—
Credit Suisse Securities (Europe) Limited	(13,529,910)	6,150,377	7,379,533	—	—
JP Morgan Chase Bank N.A.	(143,966)	143,966	—	—	—
Morgan Stanley & Co. International plc	(151,314)	151,314	—	—	—
Morgan Stanley & Co., LLC	(381,005)	367,940	—	—	(13,065)
Morgan Stanley Capital Services LLC	(7,572,341)	7,139,315	—	—	(433,026)
State Street Bank and Trust	(6,994)	6,994	—	—	—

Cayman Subsidiary
Morgan Stanley Capital Services LLC	(1,558,091)	1,527,347	—	—	(30,744)
State Street Bank and Trust	(2,625,862)	2,625,862	—	—	—

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	(11,033,950)	3,914,215	259,924	—	(6,859,811)
State Street Bank and Trust	(47,909)	47,909	—	—	—

Domestic Subsidiary IV
Morgan Stanley & Co., LLC	(60,504)	4,594	—	—	(55,910)
Morgan Stanley Capital Services LLC	(1,194,505)	517,295	—	—	(677,210)

Total	$(38,322,378)	$22,613,155	$7,639,457	$—	$(8,069,766)

(1)	The Fund and each Subsidiary are subject to separate MNA’s with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(6)	At September 30, 2015, the Fund received securities as collateral for derivative financial instruments.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of each Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2015.

Multi-Manager Fund

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$499,426,081	$36,884,682	$—	$536,310,763
Asset-Backed Securities	—	132,276,607	—	132,276,607
Convertible Bonds	—	10,175,219	—	10,175,219
Bank Loans	—	13,079,426	1,879,807	14,959,233
Corporate Bonds & Notes	—	73,709,601	—	73,709,601
Sovereign Debt	—	39,957,505	—	39,957,505
Mortgage-Backed Securities	—	305,083,415	11,948,850	317,032,265
U.S. Government Sponsored Agency Securities	—	25,185,812	—	25,185,812
Exchange-Traded Funds	9,188,407	—	—	9,188,407
Purchased Options	10,761,178	977,193	—	11,738,371
Short Term Investment-Money Market Fund	79,747,976	—	—	79,747,976
Total Investments in Securities	$599,123,642	$637,329,460	$13,828,657	$1,250,281,759
Forward Foreign Currency Exchange Contracts	—	2,008,749	—	2,008,749
Futures Contracts	9,734,395	—	—	9,734,395
Centrally Cleared Credit Default Swaps	—	787,097	—	787,097
OTC Credit Default Swaps	—	1,676,312	—	1,676,312
OTC Total Return Swaps	—	10,155,610	—	10,155,610
Centrally Cleared Interest Rate Swaps	—	856,540	—	856,540
Total Assets	$608,858,037	$652,813,768	$13,828,657	$1,275,500,462

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$323,830,416	$13,234,276	$—	$337,064,692
Options Written	966,708	89,149	—	1,055,857
Reverse Repurchase Agreements	—	154,409,994	—	154,409,994
Securities Lending Collateral Payable	—	62,800,339	—	62,800,339
Forward Foreign Currency Exchange Contracts	—	1,577,866	—	1,577,866
Futures Contracts	5,445,463	—	—	5,445,463
Centrally Cleared Credit Default Swaps	—	187,059	—	187,059
OTC Credit Default Swaps	—	277,515	—	277,515
OTC Total Return Swaps	—	17,314,360	—	17,314,360
Centrally Cleared Interest Rate Swaps	—	1,219,704	—	1,219,704
Total Liabilities	$330,242,587	$251,110,262	$—	$581,352,849

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers for the Fund for the period ended September 30, 2015.

The changes in investments measured at fair value for which the Multi-Manager Fund used Level 3 inputs to determine fair value are as follows:

Multi-Manager Fund

Assets: Investment in Securities	Bank Loans	Mortgage- Backed Securities	Total
Balance as of March 31, 2015	$—	$11,930,962	$11,930,962
Transfers In	—	—	—
Transfers Out	—	—	—
Purchases	1,877,127	—	1,877,127
Sales	—	—	—
Amortization	—	16,526	16,526
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation	2,680	1,362	4,042

Balance as of September 30, 2015	$1,879,807	$11,948,850	$13,828,657

Net change in unrealized appreciation related to investments still held as of September 30, 2015	$2,680	$1,362	$4,042

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of September 30, 2015.

Assets	Fair Value at September 30, 2015	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Mortgage-Backed Securities	$11,948,850	Discounted Cash Flow	Discount Rate Revenue CAGR* Exit Cap Rate	9.95 2.96 8.21	% % %
Bank Loans	1,879,807	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$13,828,657

*Compound Annual Growth Rate

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Multi-Strategy Fund

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,009,077,440	$73,349,524	$—	$1,082,426,964
Asset-Backed Securities	—	300,849,928	—	300,849,928
Convertible Bonds	—	14,048,015	—	14,048,015
Bank Loans	—	1,941,678	595,522	2,537,200
Corporate Bonds & Notes	—	95,450,935	—	95,450,935
Sovereign Debt	—	84,155,768	—	84,155,768
Mortgage-Backed Securities	—	520,911,194	19,113,150	540,024,344
U.S. Government Sponsored Agency Securities	—	11,038,142	—	11,038,142
Exchange-Traded Funds	15,595,841	—	—	15,595,841
Short Term Investment-Money Market Fund	325,027,869	—	—	325,027,869
Purchased Options	20,715,971	1,666,253	—	22,382,224
Total Investments in Securities	1,370,417,121	1,103,411,437	19,708,672	2,493,537,230
Forward Foreign Currency Exchange Contracts	—	4,424,643	—	4,424,643
Futures Contracts	23,110,316	—	—	23,110,316
Centrally Cleared Credit Default Swaps	—	1,103,680	—	1,103,680
OTC Credit Default Swaps	—	2,423,848	—	2,423,848
OTC Total Return Swaps	—	18,551,927	—	18,551,927
Centrally Cleared Interest Rate Swaps		94,912		94,912
Total Assets	$1,393,527,437	$1,130,010,447	$19,708,672	$2,543,246,556

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$654,098,316	$18,122,934	$—	$672,221,250
Options Written	1,823,807	151,314	—	1,975,121
Reverse Repurchase Agreements	—	171,106,024	—	171,106,024
Securities Lending Collateral Payable	—	85,494,806	—	85,494,806
Forward Foreign Currency Exchange Contracts	—	3,457,264	—	3,457,264
Futures Contracts	12,351,963	—	—	12,351,963
Centrally Cleared Credit Default Swaps	—	460,629	—	460,629
OTC Credit Default Swaps	—	457,224	—	457,224
OTC Total Return Swaps	—	34,256,576	—	34,256,576
Centrally Cleared Interest Rate Swaps	—	1,855,130	—	1,855,130
Total Liabilities	$668,274,086	$315,361,901	$—	$983,635,987

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers for the Fund for the period ended September 30, 2015.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

The changes in investments measured at fair value for which the Multi-Strategy Fund used Level 3 inputs to determine fair value are as follows:

Multi-Strategy Fund

Assets: Investment in Securities	Bank Loans	Mortgage- Backed Securities	Total
Balance as of March 31, 2015	$—	$19,084,537	$19,084,537
Transfers In	—	—	—
Transfers Out	—	—	—
Purchases	594,244	—	594,244
Sales	—	—	—
Amortization	—	26,434	26,434
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation	1,278	2,179	3,457

Balance as of September 30, 2015	$595,522	$19,113,150	$19,708,672

Net change in unrealized appreciation related to investments still held as of September 30, 2015	$1,278	$2,179	$3,457

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of September 30, 2015.

Assets	Fair Value at September 30, 2015	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Mortgage-Backed Securities	$19,113,150	Discounted Cash Flow	Discount Rate Revenue CAGR* Exit Cap Rate	9.95 2.96 8.21	% % %
Bank Loans	595,522	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$19,708,672

*Compound Annual Growth Rate

6. Purchase and Sale of Fund Shares

The Multi-Manager Fund currently offers Class I Shares and the Multi-Strategy Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. For the period ended September 30, 2015, only Class D Shares, Class I Shares and Class Y Shares are outstanding.

Multi-Manager Fund Class I Shares are offered to investors who are clients of investment advisors, consultants, broker-dealers or other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with Blackstone Advisory

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Partners L.P., (the “Distributor”) to offer shares. Multi-Manager Fund Class I Shares may also be offered for investment by personnel of the Investment Adviser, and as otherwise may be determined by the Board. Class I Shares of Multi-Manager Fund are held exclusively by a single financial advisor who holds shares on behalf of its clients.

Multi-Strategy Fund Class D Shares are offered primarily through broker-dealers and other financial intermediaries that have entered into an agreement with the Distributor for the use of the Multi-Strategy Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. Multi-Strategy Fund Class I Shares are offered to institutional investors and individual investors who are clients of investment advisors, broker-dealers, financial institutions or registered investment advisors that: (a) may charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an arrangement approved by the Distributor to provide certain administrative services to investors. Multi-Strategy Fund Class Y Shares are offered for institutional investors and individuals (including through individual retiriement accounts) who purchase directly from the Fund. Class Y Shares of Multi-Strategy Fund may also be offered to employees, officers and directors/trustees of the Adviser, the Fund or their respective affiliates. Class Y Shares have no investment minimum requirements. Multi-Strategy Class R Shares do not have a minimum investment requirement and are generally available only to special benefit plans.

Shares of the Funds may be purchased or redeemed each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Management Fee

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Funds, each Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on each Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of each Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee shall be 1.95% (annualized) and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee shall be 1.80% (annualized). During the period ended September 30, 2015, the Multi-Manager Fund paid the Investment Adviser $13,130,022 in management fees. From this amount, the Investment Adviser paid $6,319,269 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Multi-Manager Fund, which amounted to 0.95% of the Fund’s net assets. The Investment Adviser also paid $305,551 in sub-advisory fees to Blackstone Senfina Advisors LLC (“Senfina”), a Sub-Adviser that, during the period ended September 30, 2015, was an affiliate of the Investment Adviser, with respect to the Multi-Manager Fund, which amounted to 0.05% of the Fund’s net assets. During the period ended September 30, 2015, the Multi-Strategy Fund paid the Investment Adviser $19,353,665 in management fees. From this amount, the Investment Adviser paid $9,079,566 in sub-advisory fees to non-affiliated sub-advisers with respect to the Multi-Strategy Fund, which amounted to 0.62% of the Fund’s net assets. The Investment Adviser also paid $480,329 in sub-advisory fees to Senfina with respect to the Multi-Strategy Fund, which amounted to 0.03% of the Fund’s net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Funds by the Investment Adviser from the Management Fee received by the Investment Adviser.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, Multi-Strategy Fund Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. Multi-Manager Class I Shares and Multi-Strategy Class I Shares and Class Y Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement (the “Multi-Manager Fund Agreement”) with the Multi-Manager Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 0.45% per annum of the Fund’s net assets (the “Multi-Manager Fund Total Expense Cap”). Specified Expenses include all expenses incurred by the Multi-Manager Fund with the exception of (i) the Management Fee, (ii) the distribution and service fees, (iii) acquired fund fees and expenses, (iv) brokerage and trading costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (vi) taxes, (vii) dividends and interest on short positions, and (viii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Multi-Manager Fund Excluded Expenses”).

The Investment Adviser has also entered into an Expense Limitation and Reimbursement Agreement (the “Multi-Strategy Fund Agreement”) with the Multi-Strategy Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Multi-Strategy Total Expense Cap”). Specified Expenses include all expenses incurred by the Multi-Strategy Fund with the exception of (i) the distribution or service fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Multi-Strategy Excluded Expenses”).

To the extent the estimated annualized specified expenses for any month exceeds the total expense cap, the Investment Adviser will waive its fees and/or make payments to the Funds for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the agreements at any time in its sole discretion after May 31, 2017 upon written notice to a Fund. The Funds have agreed to repay the amounts borne by the Investment Adviser under their respective agreements within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap and any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized specified expenses in the month of repayment to exceed the total expense cap.

During the period ended September 30, 2015, repayments to the Investment Adviser were as follows:

Multi-Manager Fund	$637,477
Multi-Strategy Fund - Class I	810,836
Multi-Strategy Fund - Class D	2,288
Multi-Strategy Fund - Class Y	16,228

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

As of September 30, 2015, the repayments that potentially may be made by the Funds are as follows:

	Expenses subject to repayment until maximum expiration date of March 31,
	2017(a)	2018(b)	2019(c)
Multi-Manager Fund - Class I	$1,876,428	$—	$—
Multi-Strategy Fund - Class I(1)	N/A	415,814	—
Multi-Strategy Fund - Class D(2)	N/A	—	—
Multi-Strategy Fund - Class Y(3)	N/A	—	—

(1)	Multi-Strategy Fund - Class I commenced operations on June 16, 2014.

(2)	Multi-Strategy Fund - Class D commenced operations on November 17, 2014.

(3)	Multi-Strategy Fund - Class Y commenced operations on January 28, 2015.

(a)	Expenses reimbursed in fiscal period ending March 31, 2014.

(b)	Expenses reimbursed in fiscal period ending March 31, 2015.

(c)	Expenses reimbursed in fiscal period ending March 31, 2016.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Funds. Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Funds’ distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Funds invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Funds to credit and counterparty risk consist principally of cash due from counterparties and investments. The Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Funds restrict exposure to credit and counterparty losses by entering into master netting agreements with counterparties (approved brokers) with whom they undertake a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralized such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Foreign Investment Risk: The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in, require settlement in and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Funds may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If a Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Non-Diversification Risk: Each Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Funds’ investment portfolios may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. Each Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments (if applicable), for the period ended September 30, 2015 were as follows:

	Multi-Manager Fund	Multi-Strategy Fund
Purchases	$1,165,199,824	$2,682,121,849
Sales	$1,104,507,879	$1,306,437,265

11. Income Tax Information

The Funds intend to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds have adopted a tax year-end of

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2015 (Unaudited)

October 31, therefore the consolidated financial statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2014. The Funds intend to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Funds make no provision for U.S. federal income or excise taxes.

Each Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Funds on the ex-dividend date.

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

12. Borrowings Under Credit Facility

Each Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) for $30,000,000 (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Funds. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Funds to the Bank. Outstanding borrowings bear interest at a rate equal to 0.85% and 1.25% for the Multi-Manager Fund and the Multi-Strategy Fund, respectively, plus the Overnight LIBOR Rate per annum (0.97% and 1.37%, respectively, at September 30, 2015). A commitment fee is charged in the amount of 0.20% per annum for the Multi-Manager Fund for each day during which the aggregate outstanding principal balance is less than 50% of the sum of the Aggregate Commitment Amount, and 0.10% per annum at all other times, and 0.25% per annum for the Multi-Strategy Fund. Outstanding borrowings and accrued interest are due no later than February 1, 2016, the termination date of each Fund’s Facility, at which time the Funds and the Bank can agree to extend the existing agreement. For the period ended September 30, 2015, the Funds made no borrowings under each Fund’s respective Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance.

On October 29, 2015, the Funds announced that they expect to pay a distribution to shareholders of record in December 2015. The amount of the distribution will be announced on the declaration date.

Blackstone Alternative Multi-Manager Fund and Subsidiaries Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Manager Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2015. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2015	Ending Account Value 9/30/2015	Expenses Paid During Period[1]	Annualized Expense Ratio
Actual	$1,000.00	$1,000.00	$17.15	3.43%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,007.85	$17.22	3.43%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Blackstone Alternative Multi-Strategy Fund, and Subsidiaries Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Strategy Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held through the six month period ended September 30, 2015. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2015	Ending Account Value 9/30/2015	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$999.00	$16.09	3.22%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,008.90	$16.17	3.22%
Class D
Actual	$1,000.00	$998.10	$17.08	3.42%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,007.90	$17.17	3.42%
Class Y
Actual	$1,000.00	$999.00	$15.29	3.06%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.70	$15.37	3.06%

[1]

For each class of the Fund expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Blackstone Alternative Multi-Strategy Fund, and Subsidiaries

Supplemental Information

September 30, 2015 (Unaudited)

Management of the Fund

The Funds’ operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Trustees and the Funds’ officers are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Declaration of Trust. The Trustees were elected by the initial shareholder of the Trust.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub- advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Funds or to one or more Subsidiaries.

•	AlphaParity, LLC
•	Bayview Asset Management, LLC
•	Blackstone Senfina Advisors L.L.C.
•	Boussard & Gavaudan Investment Management, LLP
•	BTG Pactual Asset Management US, LLC
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Chatham Asset Management, LLC
•	D.E. Shaw Investment Management, L.L.C. (effective October 15, 2015)
•	EMSO Partners Limited
•	Good Hill Partners LP
•	GS Investment Strategies, LLC
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB
•	Nephila Capital, Ltd.
•	Rail-Splitter Capital Management, LLC
•	Sorin Capital Management, LLC
•	Two Sigma Advisers, LLC
•	Union Point Advisors, LLC (until July 15, 2015)
•	Verde Serviços Internacionais S.A. (until October 15, 2015)
•	Waterfall Asset Management, LLC
•	Wellington Management Company LLP

Compensation for Trustees

The Trust pays no compensation to any of its officers or to Trustees who are not Independent Trustees. Each Independent Trustee is paid $45,000 per fiscal year for his or her services to the Trust, and the Chairpersons of the Board and the Audit Committee are each paid an additional $3,000 per fiscal year from the Trust. The Trust also pays for the Trustees’ travel expenses related to Board meetings, continuing education and conferences.

Form N-Q Filings

The Trust files complete schedules of the Funds’ portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal

Blackstone Alternative Multi-Strategy Fund, and Subsidiaries

Supplemental Information (Continued)

September 30, 2015 (Unaudited)

quarters. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Funds’ portfolio securities and information regarding how the Funds voted proxies relating to their portfolio securities during the 12-month period ended June 30, 2015 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in person on May 12-13, 2015 and August 18, 2015, the Board, including all of the Independent Trustees, considered and unanimously approved the sub-advisory agreements for the Funds (“New Sub-Advisory Agreements,” “Renewed Sub-Advisory Agreements,” and “Amended and Restated Sub-Advisory Agreements,” together the “Sub-Advisory Agreements”) between BAIA and each of the following Sub-Advisers:

New Sub-Advisory Agreements (approved at August meeting)

•	D.E. Shaw Investment Management, L.L.C.
•	IPM Informed Portfolio Management AB
•	Nephila Capital, Ltd. (Multi-Strategy Fund only)

Renewed Sub-Advisory Agreements (approved at May meeting)

•	Bayview Asset Management, LLC
•	Boussard & Gavaudan Investment Management, LLP
•	BTG Pactual Asset Management US, LLC
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Chatham Asset Management, LLC
•	Good Hill Partners LP
•	Nephila Capital, Ltd. (Multi-Manager Fund only)
•	Two Sigma Advisers, LLC
•	Verde Serviços Internacionais S.A.
•	Wellington Management Company LLP

Amended and Restated Sub-Advisory Agreements (approved at May meeting)

•	Blackstone Senfina Advisors, LLC
•	HealthCor Management, L.P.

The Independent Trustees were assisted in their review of the Sub-Advisory Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. The Board noted that BAIA and the Funds would rely on an exemptive order from the SEC that permitted the Funds to add or replace sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the sub-advisers and certain other conditions are met.

Blackstone Alternative Multi-Strategy Fund, and Subsidiaries

Supplemental Information (Continued)

September 30, 2015 (Unaudited)

Before the meetings, with respect to each Sub-Advisory Agreement except the Amended and Restated Sub-Advisory Agreement with Blackstone Senfina Advisors, LLC, the Board received, among other things, (a) materials prepared by independent legal counsel regarding the relevant factors to consider in evaluating the Sub-Advisory Agreements; (b) materials prepared by BAIA relating to each Sub-Adviser, including: (1) summary information regarding: the investment thesis; strengths; a comparison to hedge fund strategies; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of business infrastructure as well as relevant valuation, liquidity, trade execution, allocation, and portfolio compliance matters; and a summary of the key terms of the Sub-Advisory Agreements; (2) a Manager Investment Review, which covered, in greater detail, each Sub-Adviser’s investment thesis, investment strategy, investment process, portfolio construction, organizational history and ownership, quantitative analysis, peer group analysis, risk review, and business and financial evaluation; (3) a Back Office Review, which covered, among other things, information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation procedures, internal controls, counterparties, service providers, and regulatory and compliance infrastructure; and (4) summary information regarding the Sub-Adviser’s compliance program; and (c) materials prepared by each Sub-Adviser that addressed, among other things: (1) general financial information; (2) services and personnel; (3) material business dealings with BAIA and the Funds’ service providers; (4) the Sub-Adviser’s business plan for the Funds for the coming year; (5) costs, fees, other benefits, and profitability; and (6) risk management and regulatory compliance matters.

With regard to the approval of the Amended and Restated Sub-Advisory Agreement for Blackstone Senfina Advisors, LLC, the Board did not receive the materials enumerated above because the only change to the original sub-advisory agreement previously approved by the Board was an amendment to the fee disclosure. With respect to the Amended and Restated Sub-Advisory Agreement for HealthCor Management, L.P., the Board received, among other things, information about the changes from the original sub-advisory agreement, as well as copies of the original and amended agreement for review.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with their independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Funds and would not increase the fees or expenses otherwise incurred by the Funds or their shareholders. In the case of the Amended and Restated Sub-Advisory Agreements, the Board also took into account its recent consideration and approval of the original sub-advisory agreements with those Sub-Advisers, and the fact that the proposed changes to the original sub-advisory agreements were, with the exception of changes in sub-advisory fees, not substantive, and were not expected to result in any change in the nature, extent and quality of the services provided to the Funds. Following this discussion, the Board, including all of the Independent Trustees, determined to approve each of the New Sub-Advisory Agreements for an initial term of up to two years, and to approve all of the Sub-Advisory Agreements on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser (1) personnel, operations, and financial condition; (2) investment expertise; (3) potential investment return on the assets that potentially would be managed by the Sub-Adviser; (4) where applicable, the Sub-Adviser’s experience and performance in managing hedge funds and the extent to which the Sub-Adviser’s strategy for the Funds would overlap with its hedge fund strategy; and (5) the experience and depth of the Sub-Adviser’s portfolio management team. Where applicable, the Board also considered information about the experience of BAIA’s affiliates in investing in hedge funds managed by the Sub-Adviser. The Board concluded that the nature, extent, and

Blackstone Alternative Multi-Strategy Fund, and Subsidiaries

Supplemental Information (Continued)

September 30, 2015 (Unaudited)

quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve the Sub-Advisory Agreements.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: the proposed sub-advisory fee for managing the allocated Fund assets, including any breakpoints, the Sub-Adviser’s resources devoted to the Funds, and (where available) the information provided by each Sub- Adviser regarding the anticipated profitability to the Sub-Adviser from providing sub-advisory services to the Funds. Where applicable, the Board reviewed the performance of the Sub-Adviser’s comparable hedge fund as compared to relevant indices, as well as information about the management fees borne by those funds. The Board noted that the compensation paid to the Sub-Adviser was paid by BAIA, not the Funds, and, accordingly, that the retention of the Sub-Adviser did not increase the fees or expenses otherwise incurred by the Funds’ shareholders. The Board also considered information about the anticipated average sub-advisory fees that BAIA would pay in light of expected portfolio allocations and the resulting division of fees as between BAIA and the Sub-Advisers. In the case of the Amended and Restated Sub-Advisory Agreement with Blackstone Senfina Advisors L.L.C., the Board also took into account that the compensation paid to the Sub-Adviser would benefit The Blackstone Group L.P., the indirect parent company of both BAIA and the Sub-Adviser. On the basis of the Board’s review of the fees to be charged by each Sub-Adviser for investment sub-advisory services, the relatively unique and highly specialized nature of the portfolio that the Sub-Adviser would manage, and the estimated costs associated with managing the portfolio, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided. It was noted that all of the Sub-Advisory Agreements were the result of arms-length negotiations.

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with each Sub-Adviser, including economies of scale. The Board also noted that certain expenses of the Funds would be subject to an expense cap. The Board noted that it would have the opportunity to periodically re-examine whether the Funds had achieved economies of scale, as well as the appropriateness of sub- advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio managed by such Sub-Adviser, in the future.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the Sub-Advisers that had previously sub-advised any of the Funds’ assets. Where applicable, the Board considered information about the year-to-date, 2014 and inception-to-date investment return of the Funds’ assets that are managed by each Sub-Adviser (net of trading expenses but gross of investment management fees and fund operating expenses), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, such Sub-Adviser’s hedge fund strategy. In addition, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index and the Sub-Adviser’s strategy such as annualized return, volatility, Sharpe ratio, beta statistics, and alpha statistics.

Since D.E. Shaw Investment Management, L.L.C. and IPM Informed Portfolio Management AB had not previously sub-advised any of the Funds’ assets, the Trustees were unable to consider the performance of those Sub-Advisers on behalf of the Funds. The Trustees reviewed historical investment performance generated by these Sub-Advisers for other funds managed by such Sub-Adviser, but noted that the Funds were different in structure from certain of those other funds and, as a result, their investment programs and performance would differ from those of the other funds.

Blackstone Alternative Multi-Strategy Fund, and Subsidiaries

Supplemental Information (Continued)

September 30, 2015 (Unaudited)

On the basis of the Board’s assessment, the Board concluded that where available the investment performance generated by the Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of generating a high-quality level of services to the Funds.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser might receive from the Funds, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Funds’ shareholders. The Board concluded that other benefits derived by each Sub-Adviser from its relationship with BAIA or the Funds, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Funds and investors therein, and were consistent with industry practice and the best interests of the Funds and their shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub- Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to the Funds and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Sub- Advisory Agreements the Board concluded that the terms of each Sub-Advisory Agreement were reasonable and fair and noted that they would have the opportunity to periodically re-examine the terms of the Sub-Advisory Agreements in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.

Board Approval of the Investment Management Agreement for Multi-Manager Fund and Multi-Strategy Fund, and each of their Wholly Owned Subsidiaries

At meetings of the Board held in person on May 12-13, 2015, the Board, including all of the Independent Trustees, considered and unanimously approved the following agreements:

(i)	the investment management agreement by and between the Trust, on behalf of Multi-Manager Fund, and BAIA (the “Multi-Manager Investment Management Agreement”);
(ii)	the investment management agreement by and between the Trust, on behalf of Multi-Strategy Fund, and BAIA (the “Multi-Strategy Investment Management Agreement”); and
(iii)	the investment management agreements between the Trust and each of Blackstone Alternative Multi-Manager Sub Fund II Ltd., Blackstone Alternative Multi-Manager Sub Fund III L.L.C., Blackstone Alternative Multi-Manager Sub Fund IV L.L.C., Blackstone Alternative Multi-Strategy Sub Fund II Ltd., Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (collectively, the “Sub Funds”) (collectively, the “Sub Fund Agreements” and together with the Multi-Manager Investment Management Agreement and the Multi-Strategy Investment Management Agreement, the “Investment Management Agreements”).

The Independent Trustees were assisted in their review of the Investment Management Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Investment Management Agreements. Before the meeting, the Board received, among other things, (a) materials prepared by independent legal counsel regarding the relevant factors to consider in evaluating the Investment

Blackstone Alternative Multi-Strategy Fund, and Subsidiaries

Supplemental Information (Continued)

September 30, 2015 (Unaudited)

Management Agreements; (b) materials prepared by BAIA relating to, among other things, BAIA’s experience and qualifications to serve as investment manager; (c) analysis of the fees and expenses of the Funds (on a combined basis with the fees and expenses of the Sub Funds) as compared with a peer group of funds; analysis of BAIA’s expected profitability for providing services to the Funds and Sub Funds; (d) information regarding BAIA’s Code of Ethics and compliance program; and (e) materials prepared by an outside firm, unaffiliated with the Funds, the Sub Funds, or BAIA, that is in the business of regularly preparing reports for use by fund boards in considering investment advisory agreement approvals (the “Service Provider”) comparing the management fee rate and total operating expenses of the Funds (on a combined basis with the fees and expenses of the Sub Funds) to those of a peer group of funds determined by the Service Provider.

At the meeting, there was discussion regarding the materials that had been provided to the Board, the terms of the Investment Management Agreements and the Sub Fund Agreements, the operations of the Funds, and other relevant considerations. Following this discussion, the Board, including all of the Independent Trustees, considered the following factors, among others:

Nature, Extent, and Quality of the Services

The Board discussed BAIA’s personnel, operations, and financial condition and considered: (1) the background and experience of key investment personnel and BAIA’s ability to retain them; (2) BAIA’s focus on analysis of complex asset categories, including alternative investments; (3) BAIA’s disciplined investment approach and commitment to investment principles; (4) BAIA’s manager selection and due diligence process; (5) BAIA’s significant risk management and compliance efforts; and (6) BAIA’s oversight of and interaction with sub-advisers and other service providers. The Board concluded that the nature, extent, and quality of the management services provided were appropriate and thus supported a decision to renew the Investment Management Agreements. The Board also concluded that BAIA likely would be able to provide during the coming year the same quality of investment management and related services as provided in the past and that these services are appropriate in scope and extent in light of the Funds’ and Sub Funds’ operations, the competitive landscape, and investor needs.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAIA, the Board considered BAIA’s resources devoted to the Funds and Sub Funds as well as the revenues earned and expenses incurred by BAIA. The Board also considered profitability data provided by BAIA showing fees, revenues, and overhead expenses of the Funds. The Board took into account the significant investment by, and cost to, BAIA regarding service infrastructure to support the Funds and Sub Funds and their investors. On the basis of the Board’s review of the fees to be charged by BAIA for investment advisory and related services, the relatively unique, and highly specialized, nature of each Fund’s investment program, BAIA’s financial information, and the overhead costs associated with managing the Funds and Sub Funds, the Board concluded that the level of investment management fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the cap on expenses established by an expense limitation agreement.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with BAIA, including economies of scale. The Board considered the management fee breakpoint for each of the Funds, noting that, for collective net assets of each Fund and its corresponding Sub Funds up to $2.5 billion, the management fee is calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the management fee is calculated at a rate of 1.80%. The Board concluded that the management

Blackstone Alternative Multi-Strategy Fund, and Subsidiaries

Supplemental Information (Continued)

September 30, 2015 (Unaudited)

fees, with the current breakpoint in place, reflected the complexity of the Funds’ and Sub Funds’ operations and were reasonable in light of the Funds’ and Sub Funds’ current and anticipated size. The Board noted that it will have the opportunity to periodically re-examine whether the Funds and Sub Funds have achieved economies of scale, as well as the appropriateness of management fees payable to BAIA, in the future. The Board further noted that certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Funds’ overall expenses at smaller asset levels.

Fund Performance

The Board, including the Independent Trustees, received and considered information about (i) the one year (Multi-Manager Fund only), inception-to-date, quarter-to-date, year-to-date, and trailing three months performance information of the Funds (net of fees and expenses), all as compared to various indices, including the S&P 500 Total Return Index, MSCI World Total Return Index, Barclay’s Aggregate Bond Index, JPMorgan Domestic High Yield Index, and HFRX Global Hedge Fund Index (the “Comparative Indices”); and (ii) the inception-to-date, one year, and year-to-date performance of the Funds (net of fees and expenses), as compared to a prepared peer group of seven funds selected by BAIA, as competitor funds having a similar multi-alternative strategy. In addition, the Board considered information about performance risk measurements of the Funds and the prepared peer group such as (i) annualized return, (ii) volatility, (iii) Sharpe ratio, (iv) beta statistics, and (v) alpha statistics.

With respect to Multi-Manager Fund, the Board noted that (x) the inception-to-date performance return was greater than the inception-to-date performance return for each of the four funds in the prepared peer group that had been in operation since the inception of Multi-Manager Fund and (y) the one year performance return was greater than three of the five funds in the prepared peer group that had a one-year track record.

With respect to Multi-Strategy Fund, the Board noted that the inception-to-date performance return was greater than the inception-to-date performance return for four of the five funds in the prepared peer group that had been in operation since the inception of Multi-Strategy Fund.

The Board further considered information about the annualized standard deviation, a key measurement of volatility, of the Funds over various periods, the Funds’ Sharpe ratios, the Funds’ upside and downside capture, and the Funds’ historical performance and volatility versus that of the Comparative Indices. The Board noted that (i) Multi-Manager Fund’s and Multi-Strategy Fund’s since-inception returns were lower than those of the S&P 500 Total Return Index, but their Sharpe ratios were higher than those of the S&P 500 Total Return Index; (ii) Multi-Manager Fund’s since-inception returns were lower than those of the MSCI World Total Return Index (while Multi-Strategy Fund’s returns were higher), but its Sharpe ratios were higher than those of the MSCI World Total Return Index; and (iii) Multi-Manager Fund’s and Multi-Strategy Fund’s since-inception returns were higher than those of the Barclays Aggregate Bond Index, JPMorgan Domestic High Yield Index, and HFRX Global Hedge Fund Index. On the basis of the Board’s assessment, the Board concluded that the investment performance generated by BAIA was generally satisfactory and that BAIA was capable of generating a level of long term investment performance that is appropriate in light of the Funds and Sub Funds’ investment objectives, policies, and strategies.

Fees and Expenses

The Board, including the Independent Trustees, compared the fees and expense ratios of the Funds (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a Lipper-prepared peer group. The Board also considered the oral analysis provided by BAIA on the appropriateness of the Lipper-prepared peer group.

Blackstone Alternative Multi-Strategy Fund, and Subsidiaries

Supplemental Information (Continued)

September 30, 2015 (Unaudited)

Specifically, the Board considered data based on information provided by Lipper at the Board meeting in February 2015 indicating that, (i) the contractual (before waivers) management (including both investment management and administration fees) fee rate of each Fund was higher than the contractual (before waivers) management (including both investment management and administration fees) fee rate of seven of the ten funds in the Lipper-prepared peer group, and (ii) the actual (after waivers) management fee of each Fund was higher than the actual (after waivers) management fee of ten of the ten funds in the Lipper-prepared peer group.

The Board also compared the fees and expenses of the Funds, as of May 2015, against the fees and expenses of a prepared peer group selected by BAIA. Specifically, the Board considered data indicating that, (i) the contractual (before waivers) management fee rate of each Fund was higher than the contractual (before waivers) management fee rate of three of the seven funds in the BAIA-prepared peer group; (ii) the contractual (before waivers) management fee rate of each Fund was 5 bps higher than the average contractual (before waivers) management fee rate of the BAIA-prepared peer group; and (iii) the total net expenses of each Fund were higher than five of the seven funds in the BAIA-prepared peer group.

The Board considered fees and expenses of each Fund in light of the scope and quality of services provided by BAIA and determined that the scope and quality of services provided by BAIA justified the higher than average fees. On the basis of the factors considered and information presented, the Board determined that Funds’ fee rates were not unreasonable.

Other Benefits

The Board discussed other benefits that BAIA may receive from the Funds and Sub Funds. The Board noted that BAIA indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds or Sub Funds and BAIA does not realize significant “fall out” benefits from its relationship with the Funds or Sub Funds. The Board concluded that other benefits derived by BAIA from its relationship with the Funds and Sub Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to each of the Funds and investors therein, and are consistent with industry practice and the best interests of each Fund and its shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each Investment Management Agreement were fair and reasonable with respect to the services that BAIA provides to the Funds and in light of the other factors described above that the Board deemed relevant. The Board, including all of the Independent Trustees, determined to approve the continuation of the Investment Management Agreements based on comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was assisted by the advice of independent counsel in this determination.

Additional Information

The Funds’ registration statement includes additional information about the Trustees. The registration statement is available upon request, without charge, by calling 1-855-890-7725.

Blackstone Registered Funds

Privacy Notice

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number and income

■    Assets and investment experience

■    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Blackstone Registered Funds

Privacy Notice (Continued)

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund, and the GSO Funds, consisting of Blackstone/GSO Senior Floating Rate Term Fund, Blackstone/GSO Long-Short Credit Income Fund and Blackstone/GSO Strategic Income Fund

What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

■    open an account or give us your income information

■    provide employment information or give us your contact information

■    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Our joint marketing partners include financial services companies.

Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Alternative Multi-Manager Fund

Blackstone Alternative Multi-Strategy Fund

Series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Hayley Stein, Chief Compliance Officer

James Hannigan, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

You can find each Fund’s prospectus and other information about the Funds, including each Fund’s statements of additional information, on the Funds’ website at www.blackstone.com/blackstone-alternative-investment-funds. You can also get this information at no cost by calling the Funds at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	December 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	December 4, 2015

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	December 4, 2015